Schedule of Investments (unaudited)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$480	$404,214
3.38%, 03/01/41 (Call 09/01/40)	734	579,321
4.20%, 04/15/24	546	550,730
4.65%, 10/01/28 (Call 07/01/28)	523	528,674
4.75%, 03/30/30 (Call 12/30/29)	635	643,366
5.40%, 10/01/48 (Call 04/01/48)	558	580,080
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)(a)	573	498,267
2.60%, 08/01/31 (Call 05/01/31)	665	576,855
4.20%, 06/01/30 (Call 03/01/30)(a)	847	833,652
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	1,295	1,287,441
3.65%, 11/01/24 (Call 08/01/24)	866	868,750
WPP Finance 2010, 3.75%, 09/19/24	918	920,370
		8,271,720
Aerospace & Defense — 1.6%
Airbus SE
3.15%, 04/10/27 (Call 01/10/27)(a)(b)	570	556,926
3.95%, 04/10/47 (Call 10/10/46)(a)(b)	655	593,734
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	225	254,877
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	920	918,024
3.85%, 12/15/25 (Call 09/15/25)(b)	822	813,572
4.75%, 10/07/44(b)	262	248,754
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	1,080	886,277
3.00%, 09/15/50 (Call 03/15/50)(b)	845	616,712
3.40%, 04/15/30 (Call 01/15/30)(b)	1,220	1,139,266
5.80%, 10/11/41(b)	550	594,810
Boeing Co. (The)
1.43%, 02/04/24 (Call 06/13/22)	1,965	1,892,452
1.88%, 06/15/23 (Call 04/15/23)	430	424,153
1.95%, 02/01/24	370	360,756
2.20%, 02/04/26 (Call 02/04/23)	2,860	2,619,176
2.25%, 06/15/26 (Call 03/15/26)	611	559,320
2.50%, 03/01/25 (Call 12/01/24)	372	356,927
2.60%, 10/30/25 (Call 07/30/25)	705	666,605
2.70%, 02/01/27 (Call 12/01/26)	440	404,889
2.75%, 02/01/26 (Call 01/01/26)(a)	615	579,112
2.80%, 03/01/24 (Call 02/01/24)	427	421,623
2.80%, 03/01/27 (Call 12/01/26)(a)	647	591,799
2.85%, 10/30/24 (Call 07/30/24)	476	466,746
2.95%, 02/01/30 (Call 11/01/29)	1,055	909,238
3.10%, 05/01/26 (Call 03/01/26)	790	752,330
3.20%, 03/01/29 (Call 12/01/28)	915	816,926
3.25%, 02/01/28 (Call 12/01/27)(a)	368	339,428
3.25%, 03/01/28 (Call 12/01/27)	548	502,875
3.25%, 02/01/35 (Call 11/01/34)	146	115,767
3.30%, 03/01/35 (Call 09/01/34)	563	451,196
3.38%, 06/15/46 (Call 12/15/45)	310	215,376
3.45%, 11/01/28 (Call 08/01/28)	802	733,458
3.50%, 03/01/39 (Call 09/01/38)(a)	602	454,159
3.50%, 03/01/45 (Call 09/01/44)	530	375,323
3.55%, 03/01/38 (Call 09/01/37)	585	452,293
3.60%, 05/01/34 (Call 02/01/34)(a)	563	469,085
3.63%, 02/01/31 (Call 11/01/30)	680	610,796
3.63%, 03/01/48 (Call 09/01/47)	373	264,886
	Par
Security	(000)	Value

Aerospace & Defense (continued)
3.65%, 03/01/47 (Call 09/01/46)	$280	$201,362
3.75%, 02/01/50 (Call 08/01/49)	873	645,833
3.83%, 03/01/59 (Call 09/01/58)	449	310,640
3.85%, 11/01/48 (Call 05/01/48)	276	203,457
3.90%, 05/01/49 (Call 11/01/48)	637	479,605
3.95%, 08/01/59 (Call 02/01/59)	908	659,388
4.88%, 05/01/25 (Call 04/01/25)	2,118	2,143,303
5.04%, 05/01/27 (Call 03/01/27)	1,535	1,542,264
5.15%, 05/01/30 (Call 02/01/30)	3,110	3,091,928
5.71%, 05/01/40 (Call 11/01/39)	2,140	2,108,583
5.81%, 05/01/50 (Call 11/01/49)	4,574	4,500,624
5.88%, 02/15/40	585	572,885
5.93%, 05/01/60 (Call 11/01/59)	2,835	2,770,625
6.13%, 02/15/33	709	743,847
6.63%, 02/15/38	502	530,511
6.88%, 03/15/39	768	830,568
7.95%, 08/15/24	170	184,512
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	379	346,950
1.88%, 08/15/23 (Call 06/15/23)	296	293,393
2.13%, 08/15/26 (Call 05/15/26)(a)	590	560,959
2.25%, 06/01/31 (Call 03/01/31)	410	366,295
2.38%, 11/15/24 (Call 09/15/24)(a)	1,094	1,075,036
2.63%, 11/15/27 (Call 08/15/27)	725	689,763
2.85%, 06/01/41 (Call 12/01/40)	400	324,293
3.25%, 04/01/25 (Call 03/01/25)	262	262,643
3.50%, 05/15/25 (Call 03/15/25)	674	677,862
3.50%, 04/01/27 (Call 02/01/27)	608	606,068
3.60%, 11/15/42 (Call 05/15/42)(a)	114	102,191
3.63%, 04/01/30 (Call 01/01/30)(a)	695	687,785
3.75%, 05/15/28 (Call 02/15/28)	306	306,510
4.25%, 04/01/40 (Call 10/01/39)	762	754,194
4.25%, 04/01/50 (Call 10/01/49)(a)	700	699,969
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	548	449,597
2.90%, 12/15/29 (Call 09/15/29)	509	462,988
3.83%, 04/27/25 (Call 01/27/25)	621	623,509
3.85%, 06/15/23 (Call 05/15/23)	415	418,345
3.85%, 12/15/26 (Call 09/15/26)	714	707,675
3.95%, 05/28/24 (Call 02/28/24)	372	376,113
4.40%, 06/15/28 (Call 03/15/28)	1,569	1,574,583
4.85%, 04/27/35 (Call 10/27/34)	307	312,491
5.05%, 04/27/45 (Call 10/27/44)(a)	624	634,189
6.15%, 12/15/40	230	261,404
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)(a)	720	624,813
2.80%, 06/15/50 (Call 12/15/49)	729	567,759
3.55%, 01/15/26 (Call 10/15/25)	565	573,252
3.60%, 03/01/35 (Call 09/01/34)	714	681,690
3.80%, 03/01/45 (Call 09/01/44)	859	789,768
3.90%, 06/15/32	660	663,493
4.07%, 12/15/42	925	898,185
4.09%, 09/15/52 (Call 03/15/52)	956	946,100
4.15%, 06/15/53	1,070	1,052,710
4.30%, 06/15/62	1,160	1,148,997
4.50%, 05/15/36 (Call 11/15/35)	582	599,934
4.70%, 05/15/46 (Call 11/15/45)	907	955,755
5.72%, 06/01/40(a)	95	108,395
Series B, 6.15%, 09/01/36	390	463,297

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Aerospace & Defense (continued)
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	$690	$684,076
3.20%, 02/01/27 (Call 11/01/26)	858	843,013
3.25%, 08/01/23(a)	679	683,224
3.25%, 01/15/28 (Call 10/15/27)	1,942	1,881,837
3.85%, 04/15/45 (Call 10/15/44)	683	598,782
4.03%, 10/15/47 (Call 04/15/47)	1,852	1,714,738
4.40%, 05/01/30 (Call 02/01/30)	756	766,535
4.75%, 06/01/43	691	701,656
5.05%, 11/15/40	484	502,989
5.15%, 05/01/40 (Call 11/01/39)	462	485,744
5.25%, 05/01/50 (Call 11/01/49)(a)	635	694,718
Northrop Grumman Systems Corp., 7.75%, 02/15/31	175	217,927
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)(a)	380	319,753
2.25%, 07/01/30 (Call 04/01/30)	1,278	1,124,866
2.38%, 03/15/32 (Call 12/15/31)	1,810	1,577,328
2.65%, 11/01/26 (Call 08/01/26)(a)	410	395,784
2.82%, 09/01/51 (Call 03/01/51)	1,105	827,729
3.03%, 03/15/52 (Call 09/15/51)	1,350	1,057,195
3.13%, 05/04/27 (Call 02/04/27)(a)	1,025	999,008
3.13%, 07/01/50 (Call 01/01/50)	930	744,997
3.20%, 03/15/24 (Call 01/15/24)	518	520,621
3.50%, 03/15/27 (Call 12/15/26)	1,265	1,255,301
3.70%, 12/15/23 (Call 09/15/23)(a)	308	311,181
3.75%, 11/01/46 (Call 05/01/46)	1,222	1,083,681
3.95%, 08/16/25 (Call 06/16/25)	1,675	1,705,112
4.05%, 05/04/47 (Call 11/04/46)	512	473,512
4.13%, 11/16/28 (Call 08/16/28)	1,864	1,896,573
4.15%, 05/15/45 (Call 11/16/44)	992	924,359
4.20%, 12/15/44 (Call 06/15/44)	320	286,869
4.35%, 04/15/47 (Call 10/15/46)	761	732,547
4.45%, 11/16/38 (Call 05/16/38)	954	942,615
4.50%, 06/01/42	1,769	1,775,199
4.63%, 11/16/48 (Call 05/16/48)	1,140	1,166,707
4.70%, 12/15/41	735	741,127
4.80%, 12/15/43 (Call 06/15/43)	536	543,502
4.88%, 10/15/40	196	200,023
5.40%, 05/01/35(a)	405	448,938
5.70%, 04/15/40	5	5,612
6.05%, 06/01/36	75	87,487
6.13%, 07/15/38(a)	960	1,122,098
7.20%, 08/15/27	105	120,160
7.50%, 09/15/29(a)	25	30,338
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 07/01/22)	600	573,640
1.60%, 04/01/26 (Call 03/01/26)	1,297	1,182,517
2.25%, 04/01/28 (Call 02/01/28)	445	394,950
2.75%, 04/01/31 (Call 01/01/31)	435	377,150
		104,322,252
Agriculture — 1.1%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	556	533,583
2.45%, 02/04/32 (Call 11/04/31)	1,240	999,769
2.63%, 09/16/26 (Call 06/16/26)(a)	440	416,267
3.40%, 05/06/30 (Call 02/06/30)	793	712,569
3.40%, 02/04/41 (Call 08/04/40)	1,361	990,828
3.70%, 02/04/51 (Call 08/04/50)	1,156	809,661
3.80%, 02/14/24 (Call 01/14/24)(a)	120	120,935
3.88%, 09/16/46 (Call 03/16/46)	1,379	1,016,260
	Par
Security	(000)	Value

Agriculture (continued)
4.00%, 01/31/24(a)	$365	$370,008
4.00%, 02/04/61 (Call 08/04/60)(a)	740	529,519
4.25%, 08/09/42	776	623,158
4.40%, 02/14/26 (Call 12/14/25)(a)	1,137	1,152,926
4.45%, 05/06/50 (Call 11/06/49)	966	760,948
4.50%, 05/02/43	527	430,903
4.80%, 02/14/29 (Call 11/14/28)	1,654	1,652,395
5.38%, 01/31/44	1,510	1,428,043
5.80%, 02/14/39 (Call 08/14/38)	1,359	1,336,035
5.95%, 02/14/49 (Call 08/14/48)	1,906	1,833,106
6.20%, 02/14/59 (Call 08/14/58)	381	372,637
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	1,080	1,051,257
2.70%, 09/15/51 (Call 03/15/51)	350	270,028
2.90%, 03/01/32 (Call 12/01/31)	395	364,831
3.25%, 03/27/30 (Call 12/27/29)	797	767,281
3.75%, 09/15/47 (Call 03/15/47)(a)	460	428,527
4.02%, 04/16/43	783	741,610
4.50%, 03/15/49 (Call 09/15/48)	645	675,454
4.54%, 03/26/42	330	335,718
5.38%, 09/15/35(a)	185	208,124
5.94%, 10/01/32	306	351,461
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,187	1,026,157
2.73%, 03/25/31 (Call 12/25/30)(a)	674	555,964
2.79%, 09/06/24 (Call 08/06/24)	1,177	1,154,957
3.22%, 08/15/24 (Call 06/15/24)	1,908	1,893,400
3.22%, 09/06/26 (Call 07/06/26)	795	759,275
3.46%, 09/06/29 (Call 06/06/29)	792	704,737
3.56%, 08/15/27 (Call 05/15/27)	2,712	2,554,241
3.73%, 09/25/40 (Call 03/25/40)	660	488,935
3.98%, 09/25/50 (Call 03/25/50)	711	510,544
4.39%, 08/15/37 (Call 02/15/37)	1,813	1,548,310
4.54%, 08/15/47 (Call 02/15/47)	1,994	1,561,099
4.70%, 04/02/27 (Call 02/02/27)	964	957,371
4.74%, 03/16/32 (Call 12/16/31)	665	622,202
4.76%, 09/06/49 (Call 03/06/49)	756	605,457
4.91%, 04/02/30 (Call 01/02/30)(a)	1,386	1,342,032
5.28%, 04/02/50 (Call 10/02/49)	621	538,739
5.65%, 03/16/52 (Call 09/16/51)	695	626,115
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	763	688,928
3.95%, 06/15/25(b)	1,218	1,210,097
4.40%, 03/16/28 (Call 02/16/28)(a)	825	802,435
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	1,087	1,013,823
2.75%, 05/14/31 (Call 02/14/31)	958	830,859
3.25%, 08/15/26 (Call 05/15/26)	417	403,586
3.75%, 09/25/27 (Call 06/25/27)(a)	334	328,057
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(a)(b)	610	585,030
0.75%, 02/02/26 (Call 01/02/26)(a)(b)	642	582,143
1.38%, 07/23/23(b)	436	429,475
1.70%, 02/02/31 (Call 11/02/30)(b)	645	539,808
2.13%, 04/23/30 (Call 01/23/30)(b)	750	658,086
2.13%, 11/10/31 (Call 08/10/31)(a)(b)	969	835,135
3.13%, 05/25/51 (Call 11/25/50)(b)	1,450	1,171,460
3.25%, 05/23/29 (Call 02/23/29)(b)	701	672,360
3.50%, 04/22/25 (Call 04/22/23)(a)(b)	269	269,075
3.63%, 04/22/27 (Call 03/22/27)(a)(b)	250	250,350

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Agriculture (continued)
3.88%, 05/23/49 (Call 11/23/48)(b)	$370	$343,117
4.00%, 06/22/32	325	326,055
4.38%, 04/22/52 (Call 10/22/51)(b)	165	166,252
4.76%, 11/23/45(b)	372	377,166
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	1,040	1,017,800
3.50%, 07/26/26 (Call 05/26/26)(b)	1,573	1,503,514
3.88%, 07/26/29 (Call 04/26/29)(b)	889	825,465
4.25%, 07/21/25 (Call 04/21/25)(b)	964	956,843
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,003	901,552
1.50%, 05/01/25 (Call 04/01/25)	583	554,515
1.75%, 11/01/30 (Call 08/01/30)	583	470,867
2.10%, 05/01/30 (Call 02/01/30)	445	375,494
2.75%, 02/25/26 (Call 11/25/25)	533	516,676
2.88%, 05/01/24 (Call 04/01/24)(a)	886	887,112
3.13%, 08/17/27 (Call 05/17/27)	583	560,828
3.13%, 03/02/28 (Call 12/02/27)	391	370,740
3.25%, 11/10/24	912	915,927
3.38%, 08/11/25 (Call 05/11/25)	695	694,497
3.38%, 08/15/29 (Call 05/15/29)(a)	635	597,111
3.60%, 11/15/23(a)	381	385,538
3.88%, 08/21/42	614	506,367
4.13%, 03/04/43	778	659,974
4.25%, 11/10/44	840	724,762
4.38%, 11/15/41	600	529,038
4.50%, 03/20/42	607	542,828
4.88%, 11/15/43	777	738,593
6.38%, 05/16/38	1,155	1,284,545
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)(a)	2,204	2,232,246
4.85%, 09/15/23	353	360,858
5.70%, 08/15/35 (Call 02/15/35)	506	501,773
5.85%, 08/15/45 (Call 02/15/45)	1,731	1,584,833
6.15%, 09/15/43	562	538,871
7.25%, 06/15/37	806	874,298
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(a)(b)	891	797,061
3.20%, 04/21/31 (Call 01/21/31)(b)	890	761,895
4.90%, 04/21/27 (Call 03/21/27)(b)	300	297,229
5.25%, 04/21/32 (Call 01/21/32)(b)	315	303,263
		75,989,586
Airlines — 0.2%
Delta Air Lines Inc., 7.00%, 05/01/25(a)(b)	1,455	1,556,427
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(b)	2,255	2,249,598
4.75%, 10/20/28(a)(b)	2,305	2,301,892
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/23)(b)	2,230	2,263,673
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	806	704,917
3.00%, 11/15/26 (Call 08/15/26)	194	186,394
3.45%, 11/16/27 (Call 08/16/27)	339	323,986
5.13%, 06/15/27 (Call 04/15/27)	1,103	1,149,579
5.25%, 05/04/25 (Call 04/04/25)	1,121	1,166,387
UBS Group AG, 4.75%, 05/12/28(b)(c)	1,000	1,013,750
		12,916,603
Apparel — 0.2%
Albemarle Corp., 4.65%, 06/01/27	50	50,324
	Par
Security	(000)	Value

Apparel (continued)
Bayport Polymers LLC, 5.14%, 04/14/32(a)	$1,000	$994,559
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(b)	550	534,616
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	773	747,738
2.40%, 03/27/25 (Call 02/27/25)	1,142	1,121,368
2.75%, 03/27/27 (Call 01/27/27)(a)	700	684,552
2.85%, 03/27/30 (Call 12/27/29)	1,325	1,247,785
3.25%, 03/27/40 (Call 09/27/39)	834	738,806
3.38%, 11/01/46 (Call 05/01/46)	446	394,663
3.38%, 03/27/50 (Call 09/27/49)	1,055	930,806
3.63%, 05/01/43 (Call 11/01/42)	460	421,800
3.88%, 11/01/45 (Call 05/01/45)	853	813,753
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,077	1,084,614
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)(a)	880	797,962
3.75%, 09/15/25 (Call 07/15/25)	919	926,678
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)(a)	635	537,928
4.13%, 07/15/27 (Call 04/15/27)	137	133,546
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	875	850,868
2.80%, 04/23/27 (Call 02/23/27)(a)	1,003	960,683
2.95%, 04/23/30 (Call 01/23/30)	1,160	1,048,107
6.00%, 10/15/33(a)	20	21,068
		15,042,224
Auto Manufacturers — 2.1%
American Honda Finance Corp.
0.55%, 07/12/24	822	779,031
0.65%, 09/08/23	691	674,360
0.75%, 08/09/24	995	946,042
0.88%, 07/07/23	569	558,505
1.00%, 09/10/25	855	790,656
1.20%, 07/08/25	838	783,102
1.30%, 09/09/26(a)	735	670,103
1.50%, 01/13/25	720	690,218
1.80%, 01/13/31(a)	375	315,508
2.00%, 03/24/28	654	593,712
2.15%, 09/10/24	782	765,658
2.25%, 01/12/29	890	801,269
2.30%, 09/09/26(a)	557	528,955
2.35%, 01/08/27	738	698,259
2.40%, 06/27/24	539	531,602
2.90%, 02/16/24	353	352,401
3.45%, 07/14/23	292	294,653
3.50%, 02/15/28(a)	462	456,104
3.55%, 01/12/24(a)	653	661,907
3.63%, 10/10/23(a)	602	608,188
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(a)(b)	659	647,903
2.85%, 08/14/29 (Call 05/14/29)(b)	450	415,151
BMW U.S. Capital LLC
0.75%, 08/12/24(b)	245	232,572
0.80%, 04/01/24(b)	537	515,456
1.25%, 08/12/26 (Call 07/12/26)(b)	552	502,313
1.95%, 08/12/31 (Call 05/12/31)(b)	310	259,887
2.25%, 09/15/23 (Call 07/15/23)(b)	293	291,083
2.55%, 04/01/31 (Call 01/01/31)(b)	427	376,889
2.80%, 04/11/26 (Call 01/11/26)(a)(b)	675	656,075
3.15%, 04/18/24 (Call 03/18/24)(a)(b)	930	931,452
3.25%, 04/01/25(b)	395	392,874

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
3.30%, 04/06/27 (Call 01/06/27)(b)	$420	$410,511
3.45%, 04/01/27 (Call 03/01/27)(a)(b)	700	692,807
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	435	422,659
3.70%, 04/01/32 (Call 01/01/32)(b)	850	817,467
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	731	724,581
3.90%, 04/09/25 (Call 03/09/25)(a)(b)	1,033	1,044,876
3.95%, 08/14/28 (Call 05/14/28)(b)	430	429,658
4.15%, 04/09/30 (Call 01/09/30)(a)(b)	905	905,659
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	1,016	936,107
1.50%, 09/01/30 (Call 06/01/30)	905	747,605
2.60%, 09/01/50 (Call 03/01/50)	1,038	741,951
3.65%, 10/01/23 (Call 07/01/23)	343	346,618
4.88%, 10/01/43 (Call 04/01/43)	200	201,487
7.13%, 03/01/28	15	17,283
Daimler Finance North America LLC
0.75%, 03/01/24(b)	685	656,895
1.45%, 03/02/26(a)(b)	843	774,605
2.13%, 03/10/25(a)(b)	735	706,757
2.45%, 03/02/31(a)(b)	510	444,758
2.63%, 03/10/30(b)	365	326,352
2.70%, 06/14/24(b)	646	638,574
3.10%, 08/15/29(b)	413	383,723
3.25%, 08/01/24(a)(b)	710	708,153
3.30%, 05/19/25(b)	957	947,455
3.45%, 01/06/27(a)(b)	725	712,305
3.50%, 08/03/25(b)	852	848,834
3.65%, 02/22/24(a)(b)	495	498,799
3.75%, 02/22/28(a)(b)	544	535,051
4.30%, 02/22/29(a)(b)	495	496,560
8.50%, 01/18/31	993	1,278,346
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(a)(b)	280	267,031
2.00%, 12/14/26(b)	160	147,139
2.38%, 12/14/28(b)	430	381,610
2.50%, 12/14/31(b)	1,070	897,579
3.50%, 04/07/25(b)	500	496,949
3.65%, 04/07/27(b)	500	489,812
General Motors Co.
4.00%, 04/01/25	413	413,501
4.20%, 10/01/27 (Call 07/01/27)(a)	639	618,960
4.88%, 10/02/23	757	771,372
5.00%, 10/01/28 (Call 07/01/28)(a)	652	650,994
5.00%, 04/01/35	573	542,756
5.15%, 04/01/38 (Call 10/01/37)	933	869,013
5.20%, 04/01/45	953	864,773
5.40%, 10/02/23	847	870,804
5.40%, 04/01/48 (Call 10/01/47)	705	652,457
5.95%, 04/01/49 (Call 10/01/48)(a)	870	860,241
6.13%, 10/01/25 (Call 09/01/25)	1,196	1,265,968
6.25%, 10/02/43	940	953,275
6.60%, 04/01/36 (Call 10/01/35)	1,358	1,467,603
6.75%, 04/01/46 (Call 10/01/45)	735	783,894
6.80%, 10/01/27 (Call 08/01/27)(a)	1,113	1,204,589
General Motors Financial Co. Inc.
1.05%, 03/08/24	1,003	961,209
1.20%, 10/15/24	740	698,723
1.25%, 01/08/26 (Call 12/08/25)	1,165	1,047,087
1.50%, 06/10/26 (Call 05/10/26)	1,355	1,213,557
1.70%, 08/18/23(a)	713	701,689
	Par
Security	(000)	Value

Auto Manufacturers (continued)
2.35%, 02/26/27 (Call 01/26/27)	$1,080	$979,849
2.35%, 01/08/31 (Call 10/08/30)	1,124	907,879
2.40%, 04/10/28 (Call 02/10/28)	951	829,480
2.40%, 10/15/28 (Call 08/15/28)	370	317,301
2.70%, 08/20/27 (Call 06/20/27)	789	712,643
2.70%, 06/10/31 (Call 03/10/31)	842	694,864
2.75%, 06/20/25 (Call 05/20/25)	1,291	1,242,923
2.90%, 02/26/25 (Call 01/26/25)	1,105	1,074,379
3.10%, 01/12/32 (Call 10/12/31)	995	841,228
3.50%, 11/07/24 (Call 09/07/24)	1,093	1,087,795
3.60%, 06/21/30 (Call 03/21/30)	1,147	1,028,891
3.80%, 04/07/25	25	24,974
3.85%, 01/05/28 (Call 10/05/27)	781	740,563
3.95%, 04/13/24 (Call 02/13/24)	1,393	1,402,247
4.00%, 01/15/25 (Call 10/15/24)	922	924,430
4.00%, 10/06/26 (Call 07/06/26)	855	837,872
4.15%, 06/19/23 (Call 05/19/23)	312	314,484
4.30%, 07/13/25 (Call 04/13/25)(a)	830	834,535
4.35%, 04/09/25 (Call 02/09/25)	737	742,864
4.35%, 01/17/27 (Call 10/17/26)	1,201	1,181,459
5.10%, 01/17/24 (Call 12/17/23)	1,338	1,370,343
5.25%, 03/01/26 (Call 12/01/25)	963	990,428
5.65%, 01/17/29 (Call 10/17/28)	713	730,989
Georgia Power Co., 4.70%, 05/15/32	520	536,889
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(b)	160	147,899
3.35%, 06/08/25 (Call 05/08/25)(b)	1,052	1,024,887
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)(a)	255	248,571
2.53%, 03/10/27 (Call 02/10/27)	95	90,429
2.97%, 03/10/32 (Call 12/10/31)(a)	1,005	919,433
Hyundai Capital America
0.80%, 01/08/24(b)	669	639,747
0.88%, 06/14/24(b)	983	928,800
1.00%, 09/17/24(b)	798	749,902
1.25%, 09/18/23(b)	697	678,712
1.30%, 01/08/26 (Call 12/08/25)(b)	595	535,888
1.50%, 06/15/26 (Call 05/15/26)(b)	510	456,537
1.65%, 09/17/26 (Call 08/17/26)(b)	725	647,150
1.80%, 10/15/25 (Call 09/15/25)(b)	541	500,614
1.80%, 01/10/28 (Call 11/08/27)(b)	700	603,479
2.00%, 06/15/28 (Call 04/15/28)(b)	731	628,221
2.10%, 09/15/28 (Call 07/17/28)(a)(b)	435	374,240
2.38%, 10/15/27 (Call 08/15/27)(b)	530	475,399
2.65%, 02/10/25 (Call 01/10/25)(b)	241	232,311
2.75%, 09/27/26(a)(b)	508	474,962
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	398	373,627
3.40%, 06/20/24(b)	500	496,196
3.50%, 11/02/26 (Call 09/02/26)(b)	656	631,877
4.13%, 06/08/23(b)	285	287,011
4.30%, 02/01/24(b)	390	393,848
5.88%, 04/07/25 (Call 03/07/25)(a)(b)	475	496,414
6.38%, 04/08/30 (Call 01/08/30)(b)	405	439,391
Hyundai Capital Services Inc.
1.25%, 02/08/26(b)	395	358,714
2.13%, 04/24/25(b)	200	190,728
2.50%, 01/24/27(a)(b)	70	65,518
3.63%, 08/29/27(b)	200	196,186
Kia Corp.
1.00%, 04/16/24(a)(b)	80	76,600

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
3.25%, 04/21/26(b)	$885	$864,147
3.50%, 10/25/27(b)	480	468,429
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(b)	785	731,171
1.85%, 09/16/26 (Call 08/16/26)(b)	1,330	1,160,418
2.45%, 09/15/28 (Call 07/15/28)(b)	860	722,327
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(b)	384	363,582
2.00%, 03/09/26 (Call 02/09/26)(a)(b)	1,107	986,981
2.75%, 03/09/28 (Call 01/09/28)(a)(b)	911	793,952
3.88%, 09/21/23(b)	235	235,535
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	964	957,846
3.52%, 09/17/25 (Call 08/17/25)(a)(b)	1,512	1,462,647
4.35%, 09/17/27 (Call 07/17/27)(a)(b)	1,790	1,705,813
4.81%, 09/17/30 (Call 06/17/30)(b)	1,721	1,613,915
PACCAR Financial Corp.
0.35%, 08/11/23	130	126,590
0.35%, 02/02/24	325	311,115
0.50%, 08/09/24	170	160,936
0.80%, 06/08/23	285	279,304
0.90%, 11/08/24	150	143,006
1.10%, 05/11/26	515	471,226
1.80%, 02/06/25(a)	544	525,241
2.00%, 02/04/27	405	380,018
2.15%, 08/15/24	595	583,842
3.40%, 08/09/23	255	257,327
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(a)(b)	1,168	1,039,426
2.69%, 09/15/31 (Call 06/15/31)(a)(b)	1,225	1,011,606
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	1,267	1,219,904
1.34%, 03/25/26 (Call 02/25/26)	969	897,426
2.36%, 07/02/24(a)	650	642,042
2.36%, 03/25/31 (Call 12/25/30)(a)	480	427,878
2.76%, 07/02/29	515	478,503
3.42%, 07/20/23	720	726,528
3.67%, 07/20/28(a)	300	299,380
Toyota Motor Credit Corp.
0.45%, 01/11/24(a)	672	648,302
0.50%, 08/14/23	700	682,672
0.50%, 06/18/24	1,025	976,326
0.63%, 09/13/24(a)	450	427,470
0.80%, 10/16/25	1,169	1,077,148
0.80%, 01/09/26(a)	775	706,548
1.13%, 06/18/26(a)	805	735,516
1.15%, 08/13/27	747	659,293
1.35%, 08/25/23(a)	893	881,130
1.45%, 01/13/25	230	220,733
1.65%, 01/10/31	475	395,683
1.80%, 02/13/25	1,394	1,345,483
1.90%, 01/13/27	500	466,524
1.90%, 04/06/28	826	750,791
1.90%, 09/12/31	950	800,350
2.00%, 10/07/24	190	185,875
2.15%, 02/13/30	812	717,735
2.25%, 10/18/23	491	487,792
2.40%, 01/13/32	85	74,615
2.90%, 04/17/24	884	884,036
3.00%, 04/01/25	1,119	1,113,335
	Par
Security	(000)	Value

Auto Manufacturers (continued)
3.05%, 03/22/27	$1,325	$1,294,152
3.05%, 01/11/28	546	528,462
3.20%, 01/11/27	1,054	1,038,915
3.35%, 01/08/24	326	328,961
3.38%, 04/01/30(a)	832	800,547
3.40%, 04/14/25	433	434,336
3.45%, 09/20/23	575	578,966
3.65%, 01/08/29(a)	416	410,603
Volkswagen Group of America Finance LLC
0.88%, 11/22/23(b)	844	815,610
1.25%, 11/24/25 (Call 10/24/25)(a)(b)	906	829,522
1.63%, 11/24/27 (Call 09/24/27)(a)(b)	516	451,627
2.85%, 09/26/24(b)	483	475,369
3.20%, 09/26/26(b)	364	350,875
3.35%, 05/13/25(b)	950	937,025
3.75%, 05/13/30(b)	385	363,275
4.25%, 11/13/23(b)	854	865,546
4.60%, 06/08/29	490	489,363
4.63%, 11/13/25(a)(b)	628	642,621
4.75%, 11/13/28(b)	929	947,247
		139,791,949
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	1,076	730,922
4.35%, 03/15/29 (Call 12/15/28)(a)	429	417,559
4.40%, 10/01/46 (Call 04/01/46)	436	363,905
5.40%, 03/15/49 (Call 09/15/48)(a)	228	216,884
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25 (Call 02/18/23)	125	120,804
3.25%, 03/01/32 (Call 12/01/31)(a)	850	750,237
4.15%, 05/01/52 (Call 11/01/51)	995	795,593
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	1,019	946,973
3.38%, 03/15/25 (Call 12/15/24)(a)	754	749,412
4.38%, 03/15/45 (Call 09/15/44)	464	393,547
5.00%, 10/01/25(b)	1,110	1,140,029
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(b)	580	523,062
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	315	257,040
3.50%, 05/30/30 (Call 02/28/30)	390	351,552
3.55%, 01/15/52 (Call 07/15/51)	265	184,345
3.80%, 09/15/27 (Call 06/15/27)(a)	692	672,785
4.25%, 05/15/29 (Call 02/15/29)	204	195,115
5.25%, 05/15/49 (Call 11/15/48)(a)	519	477,468
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	1,052	921,571
3.63%, 06/15/24 (Call 03/15/24)	703	705,607
4.15%, 10/01/25 (Call 07/01/25)	980	995,876
Toyota Industries Corp., 3.57%, 03/16/28
(Call 12/16/27)(a)(b)	35	34,654
		11,944,940
Banks — 20.6%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(b)(c)	360	322,289
2.47%, 12/13/29 (Call 12/13/28)(b)(c)	655	573,315
3.32%, 03/13/37 (Call 12/13/31)(b)(c)	1,732	1,444,359
4.75%, 07/28/25(b)	1,140	1,153,361
4.80%, 04/18/26(b)	904	906,983

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(a)(b)(c)	$1,510	$1,503,067
4.75%, 10/12/23(b)	380	382,737
ANZ New Zealand Int'l Ltd./London
1.25%, 06/22/26(b)	720	651,525
2.17%, 02/18/25(a)(b)	220	212,234
2.55%, 02/13/30(b)	855	762,103
3.40%, 03/19/24(b)	806	808,421
3.45%, 07/17/27(b)	532	520,213
3.45%, 01/21/28(b)	893	864,135
ASB Bank Ltd.
1.63%, 10/22/26(b)	870	790,417
2.38%, 10/22/31(a)(b)	505	431,038
3.13%, 05/23/24(b)	622	620,008
3.75%, 06/14/23(b)	355	358,973
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)	125	125,742
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30)(b)(c)	1,585	1,299,663
2.95%, 07/22/30 (Call 07/22/25)(b)(c)	1,289	1,228,491
4.40%, 05/19/26(a)(b)	1,297	1,295,866
4.50%, 03/19/24(b)	555	560,741
Australia & New Zealand Banking Group Ltd./New York
NY, 3.70%, 11/16/25	572	577,086
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	800	775,796
1.13%, 09/18/25	1,100	1,002,259
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(b)	200	186,724
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(b)	50	42,900
Banco de Credito del Peru S.A.
2.70%, 01/11/25 (Call 12/11/24)(b)	575	548,406
3.13%, 07/01/30 (Call 07/01/25)(b)(c)	705	657,716
3.25%, 09/30/31 (Call 09/30/26)(b)(c)	619	558,722
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(a)(b)	70	59,675
3.50%, 10/12/27(b)	423	404,064
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)(b)	355	345,292
Banco Inbursa SA Institucion De Banca Multiple Grupo
Financiero Inbursa
4.13%, 06/06/24(a)(b)	935	929,166
4.38%, 04/11/27 (Call 01/11/27)(a)(b)	512	496,389
Banco Internacional del Peru SAA Interbank, 3.25%,
10/04/26 (Call 08/04/26)(b)	308	287,598
Banco Nacional de Panama, 2.50%, 08/11/30
(Call 05/11/30)(b)	1,156	948,498
Banco Santander Chile, 2.70%, 01/10/25
(Call 12/10/24)(a)(b)	1,030	986,235
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santand, 5.38%, 04/17/25(a)(b)	2,179	2,228,027
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23)(c)	1,852	1,797,740
1.72%, 09/14/27 (Call 09/14/26)(c)	1,345	1,197,024
1.80%, 03/25/26	465	424,835
2.70%, 05/28/25	1,860	1,789,477
2.70%, 12/03/30	1,260	1,044,096
2.71%, 06/27/24	1,551	1,526,490
2.96%, 03/25/31	950	826,380
3.23%, 11/22/32 (Call 11/22/31)(c)	1,200	993,534
3.31%, 06/27/29	1,055	977,177
3.49%, 05/28/30	832	758,667
3.50%, 03/24/25	420	417,223
	Par
Security	(000)	Value

Banks (continued)
3.80%, 02/23/28(a)	$897	$856,865
4.18%, 03/24/28 (Call 03/24/27)(c)	625	610,959
4.25%, 04/11/27	990	977,573
4.38%, 04/12/28	1,515	1,486,956
5.18%, 11/19/25	1,487	1,518,970
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)(a)	1,251	1,180,644
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31)(b)(c)	500	428,377
4.05%, 03/19/24(b)	485	492,044
4.45%, 09/19/28(b)	230	234,212
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(c)	1,266	1,229,679
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(c)	1,428	1,377,185
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(c)	1,442	1,371,190
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(c)	1,647	1,544,924
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(c)	1,693	1,542,466
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(c)	2,580	2,380,564
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(c)	1,200	1,134,538
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(c)	3,050	2,777,020
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(c)	625	608,409
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(c)	1,892	1,567,615
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(c)	2,343	1,934,396
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(c)	1,338	1,272,071
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(c)	1,295	1,141,283
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(c)	3,567	2,998,264
2.46%, 10/22/25 (Call 10/22/24),
(3 mo. LIBOR US + 0.870%)(c)	1,537	1,488,837
2.48%, 09/21/36 (Call 09/21/31)(c)	2,159	1,747,988
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(c)	2,699	2,377,971
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(c)	2,215	2,066,756
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(c)	2,800	2,401,351
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(c)	2,377	2,087,798
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(c)	4,976	3,834,657
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(c)	4,062	3,540,040
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(c)	827	605,980
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(c)	2,328	2,102,408
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(c)	3,640	3,230,179
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(c)	1,675	1,267,895
3.09%, 10/01/25 (Call 10/01/24),
(3 mo. LIBOR US + 1.090%)(c)	1,707	1,678,776
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(c)	2,189	2,024,084
3.20%, 10/21/27 (Call 10/21/26)	1,963	1,900,963
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(c)	3,638	3,054,043
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(c)	1,690	1,664,616
3.38%, 04/02/26 (Call 04/02/25), (SOFR + 1.330%)(c)	1,645	1,620,733
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(c)	4,012	3,834,546
3.46%, 03/15/25 (Call 03/15/24),
(3 mo. LIBOR US + 0.970%)(a)(c)	2,167	2,165,571
3.50%, 04/19/26	2,118	2,102,120
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(c)	2,410	2,367,943
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(c)	1,933	1,874,085

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(c)	$1,760	$1,720,046
3.80%, 04/25/25 (Call 04/25/24), (SOFR + 1.110%)(c)	2,210	2,219,498
3.80%, 03/08/37 (Call 03/08/32)(c)	1,997	1,807,994
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(c)	2,811	2,764,254
3.86%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.940%)(c)	2,030	2,044,018
3.88%, 08/01/25(a)	1,487	1,512,229
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.19%)(c)	983	885,082
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(c)	1,706	1,670,679
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(c)	2,308	2,250,653
4.00%, 04/01/24(a)	2,187	2,229,756
4.00%, 01/22/25(a)	2,205	2,215,158
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.32%)(c)	1,677	1,560,957
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.15%)(c)	4,601	4,226,749
4.10%, 07/24/23(a)	976	995,829
4.13%, 01/22/24	2,212	2,252,957
4.20%, 08/26/24	1,994	2,026,468
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(c)	1,597	1,546,204
4.25%, 10/22/26	1,562	1,579,414
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(c)	2,641	2,623,031
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(c)	2,348	2,241,761
4.38%, 04/27/28 (Call 04/27/27), (SOFR + 1.580%)(c)	1,965	1,979,742
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(c)	1,631	1,588,587
4.45%, 03/03/26(a)	1,463	1,480,662
4.57%, 04/27/33 (Call 04/27/32), (SOFR + 1.830%)(c)	2,445	2,469,943
4.88%, 04/01/44(a)	387	393,138
5.00%, 01/21/44	1,566	1,614,680
5.88%, 02/07/42	1,283	1,458,199
6.11%, 01/29/37	1,934	2,199,223
6.22%, 09/15/26(a)	615	652,346
7.75%, 05/14/38	1,443	1,869,530
Series L, 3.95%, 04/21/25	2,157	2,171,456
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,622	1,610,291
Series L, 4.75%, 04/21/45(a)	1,349	1,307,252
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(SOFR + 0.910%)(c)	980	897,252
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(SOFR + 1.220%)(c)	1,764	1,536,785
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(SOFR + 1.650%)(c)	975	821,882
Bank of America N.A., 6.00%, 10/15/36	1,083	1,241,308
Bank of China Hong Kong Ltd., 5.90%,
(Call 09/14/23)(b)(c)(d)	2,076	2,148,579
Bank of China Ltd., 5.00%, 11/13/24(b)	2,275	2,351,114
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	373	376,153
Bank of Montreal
0.45%, 12/08/23(a)	1,030	993,201
0.63%, 07/09/24	1,575	1,493,953
0.90%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(c)	660	594,343
	Par
Security	(000)	Value

Banks (continued)
1.25%, 09/15/26	$1,285	$1,155,943
1.50%, 01/10/25	569	540,896
1.85%, 05/01/25(a)	1,520	1,449,128
2.15%, 03/08/24	770	758,610
2.50%, 06/28/24	1,541	1,521,344
2.65%, 03/08/27	1,165	1,100,160
3.09%, 01/10/37 (Call 01/10/32)(c)	1,592	1,342,951
3.80%, 12/15/32 (Call 12/15/27)(c)	1,593	1,519,792
4.34%, 10/05/28 (Call 10/05/23)(c)	660	666,243
4.80%, (Call 08/25/24)(a)(c)(d)	405	385,931
Series E, 3.30%, 02/05/24	1,443	1,450,522
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)(a)	360	347,885
0.50%, 04/26/24 (Call 03/26/24)(a)	594	568,327
0.75%, 01/28/26 (Call 12/28/25)	200	182,189
1.05%, 10/15/26 (Call 09/15/26)(a)	308	277,391
1.60%, 04/24/25 (Call 03/24/25)	1,072	1,022,858
1.65%, 07/14/28 (Call 05/14/28)(a)	550	488,599
1.65%, 01/28/31 (Call 10/28/30)	432	359,491
1.80%, 07/28/31 (Call 04/28/31)(a)	425	353,746
2.05%, 01/26/27 (Call 12/26/26)(a)	415	388,720
2.10%, 10/24/24	786	770,708
2.20%, 08/16/23 (Call 06/16/23)	793	792,236
2.45%, 08/17/26 (Call 05/17/26)	703	676,772
2.50%, 01/26/32 (Call 10/26/31)	560	491,197
2.80%, 05/04/26 (Call 02/04/26)	749	732,399
3.00%, 10/30/28 (Call 07/30/28)	621	580,661
3.25%, 09/11/24 (Call 08/11/24)	655	658,005
3.25%, 05/16/27 (Call 02/16/27)	723	712,466
3.30%, 08/23/29 (Call 05/23/29)	699	659,679
3.35%, 04/25/25	800	801,048
3.40%, 05/15/24 (Call 04/15/24)	622	627,817
3.40%, 01/29/28 (Call 10/29/27)(a)	464	456,470
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(c)	817	804,795
3.45%, 08/11/23	607	613,942
3.85%, 04/28/28	516	518,542
3.85%, 04/26/29	850	845,998
3.95%, 11/18/25 (Call 10/18/25)	801	815,753
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	730	741,425
Series G, 3.00%, 02/24/25 (Call 01/24/25)	589	586,293
Series J, 0.85%, 10/25/24 (Call 09/25/24)	400	380,012
Series J, 1.90%, 01/25/29 (Call 11/25/28)	242	214,156
Bank of New Zealand
1.00%, 03/03/26(a)(b)	425	384,008
2.00%, 02/21/25(b)	875	840,861
2.29%, 01/27/27(a)(b)	790	739,585
2.87%, 01/27/32(a)(b)	670	599,805
3.50%, 02/20/24(b)	411	412,968
Bank of Nova Scotia (The)
0.55%, 09/15/23	566	549,741
0.65%, 07/31/24	1,338	1,264,162
0.70%, 04/15/24	1,282	1,223,727
0.80%, 06/15/23(a)	259	253,872
1.05%, 03/02/26	821	740,422
1.30%, 06/11/25(a)	855	798,406
1.30%, 09/15/26	752	677,348
1.35%, 06/24/26	805	730,101
1.45%, 01/10/25	862	818,971
1.95%, 02/02/27	910	834,063

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.15%, 08/01/31(a)	$420	$351,904
2.20%, 02/03/25	1,247	1,206,441
2.45%, 02/02/32	795	675,710
2.70%, 08/03/26	1,156	1,105,220
2.95%, 03/11/27	665	637,619
3.40%, 02/11/24	1,263	1,268,068
3.45%, 04/11/25	1,095	1,090,933
4.50%, 12/16/25	794	806,321
4.59%, 05/04/37 (Call 02/04/32)(c)	135	127,330
4.90%, (Call 06/04/25)(a)(c)(d)	304	295,551
Series 2, 3.63%, 10/27/81 (Call 10/27/26)(c)	720	578,992
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(SOFR + 2.090%)(c)	360	336,439
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)(a)	377	389,594
5.13%, 06/11/30 (Call 03/11/30)	315	312,611
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(b)	865	826,811
1.00%, 02/04/25(b)	952	884,084
1.60%, 10/04/26(a)(b)	840	759,032
2.38%, 11/21/24(b)	628	608,830
3.75%, 07/20/23(b)	596	600,597
Barclays Bank PLC, 3.75%, 05/15/24	610	614,980
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(c)	1,353	1,296,682
2.28%, 11/24/27 (Call 11/24/26)(c)	1,355	1,227,122
2.60%, 06/24/31 (Call 06/24/30), (SOFR + 1.900%)(a)(c)	619	526,394
2.67%, 03/10/32 (Call 03/10/31)(c)	835	700,692
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)(c)	1,245	1,197,323
2.89%, 11/24/32 (Call 11/24/31)(c)	840	707,325
3.33%, 11/24/42 (Call 11/24/41)(c)	780	607,718
3.56%, 09/23/35 (Call 09/23/30)(c)	1,245	1,078,868
3.65%, 03/16/25	1,755	1,746,141
3.81%, 03/10/42 (Call 03/10/41)(c)	705	553,607
3.93%, 05/07/25 (Call 05/07/24),
(3 mo. LIBOR US + 1.610%)(c)	1,495	1,492,864
4.34%, 01/10/28 (Call 01/10/27)	995	979,932
4.38%, 09/11/24(a)	1,025	1,037,400
4.38%, 01/12/26	2,037	2,043,372
4.84%, 05/09/28 (Call 05/07/27)(a)	1,734	1,711,827
4.95%, 01/10/47	1,155	1,144,974
4.97%, 05/16/29 (Call 05/16/28),
(3 mo. LIBOR US + 1.902%)(c)	1,268	1,278,824
5.09%, 06/20/30 (Call 06/20/29),
(3 mo. LIBOR US + 3.054%)(a)(c)	1,335	1,314,674
5.20%, 05/12/26	1,582	1,607,815
5.25%, 08/17/45(a)	1,350	1,362,570
BBVA Bancomer SA/Texas
1.88%, 09/18/25(a)(b)	635	586,740
4.38%, 04/10/24(b)	188	188,526
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(b)(c)	1,435	1,281,767
1.68%, 06/30/27 (Call 06/30/26)(b)(c)	1,907	1,709,491
1.90%, 09/30/28 (Call 09/30/27), (SOFR + 1.609%)(b)(c)	720	626,018
2.16%, 09/15/29 (Call 09/15/28),
(SOFR + 1.218%)(a)(b)(c)	1,270	1,092,808
2.22%, 06/09/26 (Call 06/09/25)(a)(b)(c)	2,122	1,994,193
2.59%, 01/20/28 (Call 01/20/27)(b)(c)	2,140	1,965,083
2.59%, 08/12/35 (Call 08/12/30)(b)(c)	715	582,689
2.82%, 11/19/25 (Call 11/19/24)(b)(c)	2,391	2,312,643
	Par
Security	(000)	Value

Banks (continued)
2.82%, 01/26/41(b)	$545	$392,089
2.87%, 04/19/32 (Call 04/19/31), (SOFR + 1.387%)(b)(c)	1,745	1,487,066
3.13%, 01/20/33 (Call 01/20/32),
(SOFR + 1.561%)(a)(b)(c)	1,410	1,213,962
3.38%, 01/09/25(a)(b)	1,446	1,429,370
3.50%, 11/16/27(a)(b)	600	572,243
3.80%, 01/10/24(a)(b)	913	916,163
4.25%, 10/15/24(a)	1,298	1,317,651
4.38%, 09/28/25(a)(b)	954	956,280
4.38%, 05/12/26(a)(b)	1,115	1,112,417
4.38%, 03/01/33 (Call 03/01/28)(b)(c)	885	845,761
4.40%, 08/14/28(b)	1,542	1,518,333
4.63%, 03/13/27(a)(b)	673	672,456
4.71%, 01/10/25 (Call 01/10/24)(a)(b)(c)	1,495	1,512,498
5.20%, 01/10/30 (Call 01/10/29),
(3 mo. LIBOR US + 2.567%)(b)(c)	957	975,407
BPCE SA
1.00%, 01/20/26(b)	1,440	1,294,750
1.63%, 01/14/25(b)	1,560	1,483,210
1.65%, 10/06/26 (Call 10/06/25)(b)(c)	1,454	1,325,542
2.05%, 10/19/27 (Call 10/19/26)(b)(c)	1,695	1,522,540
2.28%, 01/20/32 (Call 01/20/31),
(SOFR + 1.312%)(a)(b)(c)	935	767,110
2.38%, 01/14/25(b)	1,161	1,114,569
2.70%, 10/01/29(a)(b)	1,461	1,305,102
3.12%, 10/19/32 (Call 10/19/31), (SOFR + 1.730%)(b)(c)	1,400	1,173,073
3.25%, 01/11/28(b)	560	529,467
3.38%, 12/02/26	381	371,269
3.50%, 10/23/27(b)	710	670,782
3.58%, 10/19/42 (Call 10/19/41),
(SOFR + 1.952%)(a)(b)(c)	805	619,005
3.65%, 01/14/37 (Call 01/14/32)(b)(c)	470	409,708
4.00%, 09/12/23(b)	530	532,809
4.00%, 04/15/24	1,330	1,344,565
4.50%, 03/15/25(b)	1,040	1,040,558
4.63%, 07/11/24(b)	557	562,169
4.63%, 09/12/28(b)	600	596,425
4.88%, 04/01/26(b)	1,090	1,095,971
5.15%, 07/21/24(b)	1,240	1,262,214
5.70%, 10/22/23(b)	1,007	1,030,515
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24),
(3 mo. LIBOR US + 2.470%)(c)	305	301,828
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	100	97,739
0.50%, 12/14/23(a)	694	668,179
0.95%, 06/23/23	508	497,697
0.95%, 10/23/25(a)	953	871,366
1.00%, 10/18/24	879	830,229
1.25%, 06/22/26	649	585,166
2.25%, 01/28/25	850	822,792
3.10%, 04/02/24(a)	981	980,033
3.50%, 09/13/23(a)	850	858,049
3.60%, 04/07/32 (Call 03/07/32)	1,085	1,011,697
Capital One Financial Corp., 5.27%, 05/10/33(c)	1,000	1,024,495
CIMB Bank Bhd, 2.13%, 07/20/27(b)	475	439,245
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	1,745	1,767,250
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(c)	1,256	1,207,557
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(c)	1,120	1,064,017
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(c)	1,130	1,016,510

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(c)	$205	$193,094
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(c)	2,575	2,317,591
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(c)	1,580	1,503,668
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(c)	1,509	1,276,470
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(c)	2,090	1,789,009
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(c)	2,790	2,423,744
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(c)	1,894	1,666,053
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(a)(c)	1,000	775,103
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(c)	2,137	1,928,412
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(c)	2,730	2,412,512
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(c)	1,393	1,328,314
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(c)	1,863	1,818,540
3.20%, 10/21/26 (Call 07/21/26)	2,623	2,542,367
3.29%, 03/17/26 (Call 03/17/25), (SOFR + 1.528%)(c)	940	922,238
3.30%, 04/27/25	1,471	1,459,608
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(c)	1,922	1,909,086
3.40%, 05/01/26	1,877	1,849,794
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(c)	2,188	2,105,762
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(c)	2,272	2,204,773
3.70%, 01/12/26(a)	1,833	1,819,169
3.75%, 06/16/24	958	968,269
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(c)	1,922	1,806,698
3.88%, 10/25/23	578	589,878
3.88%, 03/26/25	1,219	1,220,219
3.88%, 01/24/39 (Call 01/24/38),
(3 mo. LIBOR US + 1.168%)(c)	825	752,712
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(c)	2,281	2,244,703
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(c)	2,160	2,090,866
4.00%, 08/05/24(a)	15	15,192
4.04%, 06/01/24 (Call 06/01/23),
(3 mo. LIBOR US + 1.023%)(c)	828	836,404
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(c)	2,208	2,167,255
4.13%, 07/25/28	1,520	1,492,599
4.14%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(c)	780	786,520
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(c)	937	882,952
4.30%, 11/20/26	999	1,002,572
4.40%, 06/10/25(a)	2,380	2,405,823
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(c)	3,699	3,654,798
4.45%, 09/29/27(a)	2,814	2,821,460
4.60%, 03/09/26(a)	1,360	1,378,888
4.65%, 07/30/45	994	974,132
4.65%, 07/23/48 (Call 06/23/48)	1,548	1,544,040
4.66%, 05/24/28 (Call 05/24/27), (SOFR + 1.887%)(c)	675	688,359
4.75%, 05/18/46	1,595	1,523,024
4.91%, 05/24/33(c)	2,335	2,397,867
5.30%, 05/06/44(a)	703	722,222
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(c)	956	1,015,589
5.50%, 09/13/25	1,281	1,340,058
5.88%, 02/22/33(a)	648	698,638
5.88%, 01/30/42(a)	939	1,057,899
6.00%, 10/31/33	807	881,515
6.13%, 08/25/36	752	838,605
6.63%, 01/15/28	120	134,667
	Par
Security	(000)	Value

Banks (continued)
6.63%, 06/15/32	$1,437	$1,632,659
6.68%, 09/13/43	882	1,053,142
6.88%, 03/05/38	105	121,173
6.88%, 02/15/98	431	532,148
8.13%, 07/15/39(a)	1,660	2,279,285
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	275	264,164
3.75%, 02/18/26 (Call 11/18/25)	576	577,838
Citizens Bank NA, 4.12%, 05/23/25(c)	340	341,602
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	805	699,346
2.64%, 09/30/32 (Call 07/02/32)(a)	613	503,271
2.85%, 07/27/26 (Call 04/27/26)	693	658,421
3.25%, 04/30/30 (Call 01/30/30)	305	278,653
4.30%, 12/03/25 (Call 11/03/25)	360	362,334
5.64%, 05/21/37(c)	340	346,319
Comerica Bank
2.50%, 07/23/24	647	635,214
4.00%, 07/27/25(a)	285	284,639
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	373	375,839
3.80%, 07/22/26(a)	755	747,848
4.00%, 02/01/29 (Call 11/03/28)	704	696,542
Commonwealth Bank of Australia
1.13%, 06/15/26(a)(b)	1,645	1,490,386
1.88%, 09/15/31(b)	1,020	845,977
2.30%, 03/14/25(b)	1,295	1,260,359
2.55%, 03/14/27(b)	1,220	1,155,100
2.63%, 09/06/26(b)	975	934,946
2.69%, 03/11/31(a)(b)	1,330	1,114,281
2.85%, 05/18/26(b)	135	131,178
3.15%, 09/19/27(a)(b)	367	355,675
3.31%, 03/11/41(b)	817	639,296
3.35%, 06/04/24(b)	690	693,280
3.61%, 09/12/34 (Call 09/12/29)(b)(c)	1,411	1,281,685
3.74%, 09/12/39(a)(b)	799	672,115
3.78%, 03/14/32(b)	645	582,790
3.90%, 03/16/28(a)(b)	907	905,837
3.90%, 07/12/47(a)(b)	1,872	1,696,634
4.32%, 01/10/48(b)	1,001	876,700
4.50%, 12/09/25(b)	613	617,491
Constellation Brands Inc., 4.35%, 05/09/27	100	100,962
Cooperatieve Rabobank U.A.
1.00%, 09/24/26 (Call 09/24/25)(b)(c)	989	898,275
1.11%, 02/24/27 (Call 02/24/26)(b)(c)	2,050	1,838,694
1.34%, 06/24/26 (Call 06/24/25)(b)(c)	1,165	1,079,012
1.98%, 12/15/27 (Call 12/15/26)(a)(b)(c)	2,482	2,249,420
2.63%, 07/22/24(a)(b)	1,201	1,180,716
3.75%, 07/21/26	1,056	1,029,562
3.88%, 09/26/23(b)	700	706,507
4.38%, 08/04/25	960	964,659
5.25%, 05/24/41	1,237	1,391,375
5.25%, 08/04/45	867	887,997
5.75%, 12/01/43	975	1,076,417
5.80%, 09/30/2110(a)(b)	205	240,900
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24(a)	835	800,196
1.38%, 01/10/25(a)	1,165	1,108,955
Cooperatieve Rabobank U.A./NY, 3.38%, 05/21/25	647	645,338

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Cooperatieve Rabobank UA
3.65%, 04/06/28 (Call 04/06/27)(b)(c)	$50	$48,523
3.76%, 04/06/33 (Call 04/06/32)(a)(b)(c)	470	439,444
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	720	679,175
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26)(b)(c)	1,052	938,353
2.02%, 01/11/27(a)(b)	1,120	1,023,703
2.81%, 01/11/41(b)	986	710,992
3.25%, 01/14/30(b)	1,204	1,064,023
4.00%, 01/10/33 (Call 01/10/28)(b)(c)	1,540	1,444,351
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(b)(c)	1,187	1,106,198
2.38%, 01/22/25(b)	392	378,958
3.25%, 10/04/24(b)	1,725	1,703,807
3.88%, 04/15/24(b)	1,440	1,454,091
4.13%, 01/10/27(b)	646	638,450
Credit Suisse AG/New York NY
0.50%, 02/02/24	725	691,904
0.52%, 08/09/23	250	242,765
1.25%, 08/07/26	1,820	1,618,748
2.95%, 04/09/25(a)	1,159	1,129,573
3.63%, 09/09/24	2,573	2,565,977
3.70%, 02/21/25	920	915,707
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(b)(c)	1,705	1,495,302
2.19%, 06/05/26 (Call 06/05/25)(b)(c)	1,437	1,330,610
2.59%, 09/11/25 (Call 09/11/24)(b)(c)	1,255	1,200,540
3.09%, 05/14/32 (Call 05/14/31),
(SOFR + 1.730%)(a)(b)(c)	1,533	1,285,609
3.75%, 03/26/25(a)	1,910	1,892,207
3.80%, 06/09/23	555	557,340
3.87%, 01/12/29 (Call 01/12/28),
(3 mo. LIBOR US + 1.410%)(b)(c)	1,762	1,651,402
4.19%, 04/01/31 (Call 04/01/30), (SOFR + 3.730%)(b)(c)	2,401	2,224,280
4.21%, 06/12/24 (Call 06/12/23)(b)(c)	1,852	1,856,556
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	2,212	2,127,505
4.55%, 04/17/26	2,025	2,022,720
4.88%, 05/15/45	1,416	1,315,280
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24)(b)(c)	1,107	1,034,032
1.23%, 06/22/24 (Call 06/22/23)(b)	1,380	1,309,386
1.55%, 09/10/27 (Call 09/10/26)(b)(c)	505	448,301
1.62%, 09/11/26 (Call 09/11/25)(b)(c)	959	874,954
3.24%, 12/20/25 (Call 12/20/24)(b)(c)	1,759	1,708,066
3.88%, 09/12/23(b)	485	486,960
4.38%, 06/12/28(a)(b)	455	442,350
5.38%, 01/12/24(b)	1,075	1,098,622
Danske Bank AS
3.77%, 03/28/25 (Call 03/28/24)(b)(c)	1,115	1,105,070
4.30%, 04/01/28 (Call 04/01/27)(a)(b)(c)	830	804,584
DBS Group Holdings Ltd.
1.17%, 11/22/24(a)(b)	50	47,833
1.19%, 03/15/27(b)	35	31,617
4.52%, 12/11/28 (Call 12/11/23)(a)(b)(c)	465	472,043
Deutsche Bank AG, 4.10%, 01/13/26	119	118,381
Deutsche Bank AG/London, 3.70%, 05/30/24	465	463,121
Deutsche Bank AG/New York NY
0.90%, 05/28/24	897	849,763
1.40%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(c)	560	531,498
1.69%, 03/19/26	985	902,833
	Par
Security	(000)	Value

Banks (continued)
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(c)	$1,680	$1,535,310
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(c)	2,145	2,090,566
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(c)	445	393,905
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(c)	3,130	2,782,656
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(c)	1,295	1,074,692
3.50%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(c)	1,510	1,324,601
3.70%, 05/30/24	1,198	1,194,112
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(c)	1,440	1,417,224
4.10%, 01/13/26	505	500,390
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	845	825,287
2.70%, 02/06/30 (Call 11/06/29)	565	491,482
3.45%, 07/27/26 (Call 04/27/26)	925	899,795
4.20%, 08/08/23	685	692,483
4.25%, 03/13/26	480	478,932
4.65%, 09/13/28 (Call 06/13/28)	630	626,473
4.68%, 08/09/28 (Call 08/09/23)(c)	485	485,000
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24)(b)(c)	1,110	1,043,511
1.13%, 09/16/26 (Call 09/16/25)(b)(c)	595	543,418
1.54%, 05/25/27 (Call 05/25/26)(b)(c)	1,420	1,284,409
1.61%, 03/30/28 (Call 03/30/27)(b)(c)	930	822,803
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(a)(b)	1,075	1,019,471
2.05%, 02/10/25(b)	1,232	1,176,140
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(c)	440	396,331
2.38%, 01/28/25 (Call 12/28/24)	620	600,757
2.55%, 05/05/27 (Call 04/05/27)	717	672,610
3.65%, 01/25/24 (Call 12/25/23)	1,045	1,052,390
3.95%, 03/14/28 (Call 02/14/28)(a)	878	868,354
4.30%, 01/16/24 (Call 12/16/23)	600	607,133
4.34%, 04/25/33(c)	415	410,416
8.25%, 03/01/38	940	1,259,717
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	460	434,882
3.85%, 03/15/26 (Call 02/15/26)	816	815,132
3.95%, 07/28/25 (Call 06/28/25)	715	724,460
First Citizens BancShares Inc./NC, 3.38%, 03/15/30
(Call 03/15/25), (SOFR + 2.465%)(c)	522	503,195
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	690	729,736
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	350	351,309
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	395	372,062
4.63%, 02/13/47 (Call 08/13/46)	395	379,469
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(a)(c)	424	414,838
3.93%, 06/19/24 (Call 06/19/23), (SOFR + 3.827%)(c)	80	80,374
6.13%, 03/09/28(a)	370	395,821
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(c)	1,705	1,645,344
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(c)	781	720,933
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(c)	1,745	1,685,288
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(c)	1,099	994,342
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(c)	2,345	2,118,712
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(c)	2,345	2,102,090
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(c)	2,825	2,747,232
1.90%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(c)	2,615	2,383,973
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(c)	1,978	1,624,819
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(c)	2,976	2,500,128

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.60%, 02/07/30 (Call 11/07/29)(a)	$1,273	$1,122,649
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(c)	2,538	2,186,951
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(c)	2,628	2,450,598
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(c)	2,375	2,035,838
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(c)	1,234	959,621
3.00%, 03/15/24	635	634,391
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(c)	3,890	3,456,629
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(c)	1,979	1,624,823
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(c)	2,004	1,984,124
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(c)	1,930	1,626,031
3.50%, 01/23/25 (Call 10/23/24)	2,440	2,443,953
3.50%, 04/01/25 (Call 03/01/25)	2,288	2,284,924
3.50%, 11/16/26 (Call 11/16/25)	2,204	2,175,576
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(c)	1,865	1,818,640
3.63%, 02/20/24 (Call 01/20/24)	1,376	1,386,801
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(c)	1,678	1,633,635
3.75%, 05/22/25 (Call 02/22/25)(a)	1,529	1,537,275
3.75%, 02/25/26 (Call 11/25/25)	1,292	1,293,077
3.80%, 03/15/30 (Call 12/15/29)	2,455	2,343,580
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(c)	1,320	1,283,860
3.85%, 07/08/24 (Call 04/08/24)	2,503	2,543,488
3.85%, 01/26/27 (Call 01/26/26)	2,375	2,354,326
4.00%, 03/03/24	1,929	1,960,271
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(a)(c)	3,019	2,838,044
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(c)	2,641	2,622,940
4.25%, 10/21/25	1,771	1,794,052
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(c)	1,045	1,006,394
4.75%, 10/21/45 (Call 04/21/45)	1,372	1,365,002
4.80%, 07/08/44 (Call 01/08/44)	1,909	1,907,216
5.15%, 05/22/45	1,565	1,610,269
5.95%, 01/15/27	1,425	1,524,297
6.13%, 02/15/33(a)	1,155	1,307,903
6.25%, 02/01/41(a)	2,047	2,414,745
6.45%, 05/01/36	1,828	2,072,342
6.75%, 10/01/37	4,850	5,670,566
Hana Bank
1.25%, 12/16/26(a)(b)	95	85,913
3.50%, (Call 10/19/26)(b)(c)(d)	260	241,677
3.50%, 01/30/24(b)	385	387,202
HBOS PLC, 6.00%, 11/01/33(a)(b)	341	372,380
HSBC Bank PLC, 7.65%, 05/01/25(a)	185	201,211
HSBC Bank USA N.A., 7.00%, 01/15/39(a)	635	780,004
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35(a)	505	529,692
5.88%, 11/01/34(a)	245	263,255
HSBC Capital Funding Dollar 1 LP, 10.18%,
(Call 06/30/30), (3 mo. LIBOR US + 4.980%)(b)(c)(d)	777	1,081,414
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(c)	1,350	1,303,238
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(c)	1,597	1,507,075
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(c)	475	457,878
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(c)	1,185	1,060,050
1.60%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(c)	1,537	1,430,779
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(c)	490	429,019
	Par
Security	(000)	Value

Banks (continued)
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(c)	$1,395	$1,310,914
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(c)	875	758,204
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(c)	940	854,198
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(c)	1,155	963,544
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(c)	1,806	1,745,621
2.80%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(c)	1,287	1,117,430
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(c)	2,182	1,852,562
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(c)	1,455	1,232,933
3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(c)	1,400	1,356,107
3.80%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.211%)(c)	2,119	2,114,201
3.90%, 05/25/26	2,175	2,148,637
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(c)	2,592	2,461,337
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(c)	2,573	2,508,086
4.25%, 03/14/24	1,928	1,950,896
4.25%, 08/18/25	1,214	1,215,017
4.29%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 1.348%)(c)	2,291	2,282,693
4.30%, 03/08/26(a)	2,332	2,340,101
4.38%, 11/23/26	1,124	1,126,232
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(c)	2,621	2,592,272
4.76%, 03/29/33 (Call 03/29/32), (SOFR + 2.530%)(c)	1,120	1,068,841
4.95%, 03/31/30	1,742	1,761,776
5.25%, 03/14/44	376	370,165
6.10%, 01/14/42	590	665,914
6.50%, 05/02/36	2,310	2,580,251
6.50%, 09/15/37	2,401	2,685,620
6.80%, 06/01/38	2,404	2,720,979
7.63%, 05/17/32	921	1,091,382
HSBC HOLDINGS PLC
4.20%, 12/09/25(c)	690	690,000
4.80%, 06/09/28(c)	2,790	2,790,000
HSBC USA Inc.
3.50%, 06/23/24	920	923,257
3.75%, 05/24/24	1,440	1,447,934
7.20%, 07/15/97	70	87,128
Huntington Bancshares Inc.
2.49%, 08/15/36(c)	580	469,678
5.02%, 05/17/33(c)	400	408,448
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	595	523,941
2.63%, 08/06/24 (Call 07/06/24)	1,007	991,749
4.00%, 05/15/25 (Call 04/15/25)	374	377,003
Huntington National Bank (The)
3.55%, 10/06/23 (Call 09/06/23)	395	397,943
4.55%, 05/17/28(c)	250	253,964
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(b)	310	300,194
4.00%, 03/18/26(b)	1,410	1,400,116
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	2,225	2,308,682
Industrial & Commercial Bank of China Ltd./New York NY,
3.54%, 11/08/27	298	298,218
ING Bank NV, 5.80%, 09/25/23(b)	260	266,723
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(b)(c)	610	559,649
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(c)	1,079	974,513

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(c)	$1,537	$1,315,036
3.55%, 04/09/24	1,226	1,227,121
3.87%, 03/28/26 (Call 03/28/25), (SOFR + 1.640%)(c)	185	183,679
3.95%, 03/29/27	1,384	1,359,857
4.02%, 03/28/28 (Call 03/28/27), (SOFR + 1.830%)(c)	905	882,810
4.05%, 04/09/29	884	851,591
4.10%, 10/02/23	730	740,129
4.25%, 03/28/33 (Call 03/28/32), (SOFR + 2.070%)(a)(c)	1,275	1,220,153
4.55%, 10/02/28	1,027	1,023,581
4.63%, 01/06/26(b)	2,621	2,661,629
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	320	303,114
3.88%, 01/12/28(a)(b)	826	779,654
5.25%, 01/12/24	300	305,239
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(c)	670	638,425
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(c)	1,499	1,450,898
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(c)	1,553	1,460,285
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(c)	1,475	1,398,456
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(c)	1,130	1,069,290
1.00%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(c)	2,240	2,031,924
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(c)	1,252	1,126,345
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(c)	1,150	1,035,793
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(c)	2,020	1,991,685
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(c)	1,457	1,382,357
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(c)	1,660	1,519,749
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)(c)	1,526	1,250,902
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(c)	2,418	2,005,609
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(c)	2,176	2,069,386
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(c)	1,210	1,069,761
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(c)	2,024	1,924,388
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(c)	1,540	1,401,575
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(c)	1,283	1,241,104
2.50%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(c)	2,468	2,128,232
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(c)	2,425	2,135,834
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(c)	1,625	1,214,380
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(c)	2,563	2,235,351
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(c)	690	667,406
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(c)	3,513	3,175,184
2.90%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(c)	645	613,646
2.95%, 10/01/26 (Call 07/01/26)	2,617	2,537,455
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)(c)	2,518	2,246,993
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(c)	3,212	2,867,606
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(c)	1,435	1,178,614
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(c)	2,482	1,925,776
3.13%, 01/23/25 (Call 10/23/24)	1,945	1,942,861
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 2.460%)(c)	1,663	1,364,643
3.20%, 06/15/26 (Call 03/15/26)	1,454	1,435,829
3.22%, 03/01/25 (Call 03/01/24),
(3 mo. LIBOR US + 1.155%)(c)	1,494	1,485,607
3.30%, 04/01/26 (Call 01/01/26)	1,765	1,738,932
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(c)	2,762	2,249,687
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(c)	2,029	1,955,128
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(a)(c)	2,238	2,174,594
3.63%, 05/13/24	1,806	1,827,714
3.63%, 12/01/27 (Call 12/01/26)	1,051	1,026,274
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(c)	2,231	2,144,684
	Par
Security	(000)	Value

Banks (continued)
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(c)	$2,181	$2,146,459
3.80%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.890%)(a)(c)	2,389	2,402,624
3.88%, 02/01/24	1,012	1,028,168
3.88%, 09/10/24	2,480	2,511,666
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(c)	1,747	1,636,808
3.90%, 07/15/25 (Call 04/15/25)(a)	1,734	1,763,828
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(c)	1,543	1,372,329
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(c)	1,473	1,472,028
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(c)	2,723	2,456,544
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(c)	2,479	2,439,584
4.02%, 12/05/24 (Call 12/05/23),
(3 mo. LIBOR US + 1.000%)(c)	2,174	2,196,043
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(c)	1,098	1,005,933
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(c)	3,055	3,075,125
4.13%, 12/15/26	1,695	1,704,467
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(c)	2,049	2,036,087
4.25%, 10/01/27	1,847	1,855,494
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(c)	1,932	1,840,389
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(c)	3,180	3,208,334
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(c)	1,181	1,189,131
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(c)	2,404	2,427,437
4.59%, 04/26/33 (Call 04/26/32), (SOFR + 1.800%)(c)	1,665	1,710,404
4.85%, 02/01/44	935	950,468
4.95%, 06/01/45	1,439	1,462,856
5.40%, 01/06/42	1,015	1,095,419
5.50%, 10/15/40	1,365	1,486,776
5.60%, 07/15/41	1,476	1,626,801
5.63%, 08/16/43	1,106	1,214,007
6.40%, 05/15/38	2,331	2,793,586
7.63%, 10/15/26	1,542	1,760,637
7.75%, 07/15/25	55	61,177
8.00%, 04/29/27	1,672	1,943,563
8.75%, 09/01/30	137	175,094
KeyBank N.A./Cleveland OH
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(c)	1,237	1,205,963
3.30%, 06/01/25	718	714,880
3.40%, 05/20/26	580	563,288
3.90%, 04/13/29	1,160	1,119,161
6.95%, 02/01/28	25	27,944
KeyCorp, 4.79%, 06/01/33(c)	605	612,544
KeyCorp.
2.25%, 04/06/27	738	677,866
2.55%, 10/01/29	360	320,063
4.10%, 04/30/28	572	568,544
4.15%, 10/29/25	643	651,040
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32	555	561,116
Kookmin Bank
1.75%, 05/04/25(b)	665	635,716
2.50%, 11/04/30(b)	60	51,380

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.35%, (Call 07/02/24)(b)(c)(d)	$184	$180,320
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(c)	705	635,673
2.44%, 02/05/26 (Call 02/05/25)(c)	1,060	1,017,596
3.37%, 12/14/46 (Call 09/14/41)(c)	810	606,971
3.51%, 03/18/26 (Call 03/18/25)(a)(c)	980	965,938
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(c)	1,666	1,595,959
3.75%, 01/11/27(a)	1,000	983,083
3.75%, 03/18/28 (Call 03/18/27)(c)	900	874,317
3.87%, 07/09/25 (Call 07/09/24)(c)	1,658	1,658,785
3.90%, 03/12/24	820	824,164
4.05%, 08/16/23	750	758,860
4.34%, 01/09/48	1,212	1,042,788
4.38%, 03/22/28	1,127	1,122,480
4.45%, 05/08/25	1,397	1,418,910
4.50%, 11/04/24(a)	480	484,706
4.55%, 08/16/28	1,110	1,115,059
4.58%, 12/10/25	1,058	1,063,355
4.65%, 03/24/26	1,100	1,106,459
5.30%, 12/01/45	650	632,505
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	343	345,383
Macquarie Bank Ltd.
2.30%, 01/22/25(a)(b)	1,145	1,111,319
3.05%, 03/03/36 (Call 03/03/31)(a)(b)(c)	1,315	1,080,428
3.23%, 03/21/25(b)	355	352,495
3.62%, 06/03/30(b)	715	635,977
3.90%, 01/15/26(b)	510	509,742
4.00%, 07/29/25(b)	435	438,807
4.88%, 06/10/25(b)	450	455,348
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24)(b)(c)	990	924,668
1.34%, 01/12/27 (Call 01/12/26)(b)(c)	1,212	1,085,246
1.63%, 09/23/27 (Call 09/23/26)(b)(c)	1,120	989,135
1.94%, 04/14/28 (Call 04/14/27), (SOFR + 0.995%)(b)(c)	560	492,416
2.69%, 06/23/32 (Call 06/23/31),
(SOFR + 1.440%)(a)(b)(c)	815	680,537
2.87%, 01/14/33 (Call 01/14/32), (SOFR + 1.532%)(b)(c)	1,024	854,443
3.76%, 11/28/28 (Call 11/28/27),
(3 mo. LIBOR US + 1.372%)(b)(c)	196	186,362
4.10%, 06/21/28 (Call 06/21/27)(b)(c)	625	605,754
4.44%, 06/21/33 (Call 06/21/32)(b)(c)	620	586,894
4.65%, 03/27/29 (Call 03/27/28),
(3 mo. LIBOR US + 1.727%)(a)(b)(c)	495	492,181
5.03%, 01/15/30 (Call 01/15/29),
(3 mo. LIBOR US + 1.750%)(b)(c)	923	931,637
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	351	346,766
3.40%, 08/17/27	577	558,020
Mitsubishi UFJ Financial Group Inc.
0.80%, 09/15/24 (Call 09/15/23)(c)	1,365	1,322,310
0.95%, 07/19/25 (Call 07/19/24)(c)	1,789	1,686,776
0.96%, 10/11/25 (Call 10/11/24)(c)	900	843,035
1.41%, 07/17/25(a)	1,680	1,561,260
1.54%, 07/20/27 (Call 07/20/26)(c)	1,850	1,661,063
1.64%, 10/13/27 (Call 10/13/26)(c)	1,255	1,124,222
2.00%, 07/17/30	1,685	1,402,213
2.19%, 02/25/25	2,091	2,009,773
2.31%, 07/20/32 (Call 07/20/31)(c)	1,835	1,535,084
2.34%, 01/19/28 (Call 01/19/27)(c)	1,665	1,530,159
	Par
Security	(000)	Value

Banks (continued)
2.49%, 10/13/32 (Call 10/13/31)(c)	$603	$509,748
2.53%, 09/13/23(a)	915	910,536
2.56%, 02/25/30	1,194	1,044,811
2.76%, 09/13/26	1,080	1,024,654
2.80%, 07/18/24	1,510	1,490,863
2.85%, 01/19/33 (Call 01/19/32)(c)	1,550	1,345,509
3.20%, 07/18/29	1,521	1,403,547
3.29%, 07/25/27	421	402,982
3.41%, 03/07/24	1,580	1,585,179
3.68%, 02/22/27	979	962,549
3.74%, 03/07/29	1,466	1,406,890
3.75%, 07/18/39	1,018	915,568
3.76%, 07/26/23	925	934,481
3.78%, 03/02/25	537	537,822
3.84%, 04/17/26 (Call 04/17/25)(a)(c)	605	603,258
3.85%, 03/01/26	1,265	1,258,902
3.96%, 03/02/28	788	775,940
4.05%, 09/11/28	1,092	1,075,620
4.08%, 04/19/28 (Call 04/19/27)(c)	520	515,443
4.15%, 03/07/39(a)	343	324,885
4.29%, 07/26/38(a)	386	371,885
4.32%, 04/19/33 (Call 04/19/32)(a)(c)	570	562,534
Mizuho Bank Ltd.
3.60%, 09/25/24(a)(b)	460	461,867
3.75%, 04/16/24(a)(b)	200	201,321
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(b)	1,075	1,087,010
Mizuho Financial Group Inc.
0.80%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(c)	630	609,395
1.23%, 05/22/27 (Call 05/22/26)(c)	1,142	1,012,624
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(c)	1,171	1,143,566
1.55%, 07/09/27 (Call 07/09/26)(c)	808	722,065
1.98%, 09/08/31 (Call 09/08/30), (SOFR + 1.532%)(c)	1,110	903,820
2.17%, 05/22/32 (Call 05/22/31)(c)	463	377,769
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(c)	597	496,979
2.23%, 05/25/26 (Call 05/25/25),
(3 mo. LIBOR US + 0.830%)(c)	1,010	959,002
2.26%, 07/09/32 (Call 07/09/31)(a)(c)	341	279,990
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(c)	599	581,384
2.56%, 09/13/31	970	794,453
2.59%, 05/25/31 (Call 05/25/30),
(3 mo. LIBOR US + 1.070%)(c)	415	358,559
2.65%, 05/22/26 (Call 05/22/25)(c)	700	674,433
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(c)	483	473,558
2.84%, 09/13/26	684	648,649
2.87%, 09/13/30 (Call 09/13/29), (SOFR + 1.572%)(c)	540	481,607
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(c)	779	710,873
3.17%, 09/11/27	755	712,854
3.26%, 05/22/30 (Call 05/22/29)(c)	935	858,728
3.48%, 04/12/26(a)(b)	970	947,553
3.66%, 02/28/27	655	638,973
3.92%, 09/11/24 (Call 09/11/23),
(3 mo. LIBOR US + 1.000%)(c)	970	974,239
4.02%, 03/05/28(a)	560	551,383
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(a)(c)	615	603,999
4.35%, 10/20/25(a)(b)	200	200,301
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(c)	1,965	1,879,766

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(c)	$1,852	$1,747,879
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(c)	2,570	2,313,380
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(c)	1,850	1,741,119
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(c)	2,365	2,138,171
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(c)	3,180	2,893,994
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(c)	2,073	1,700,578
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(c)	2,184	1,798,179
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)(c)	2,039	1,947,965
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(c)	2,750	2,321,524
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(c)	1,515	1,410,907
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(c)	2,470	1,992,346
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(c)	2,275	1,955,082
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(c)	2,000	1,936,863
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(c)	3,271	2,934,120
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(c)	2,073	2,029,108
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(c)	1,703	1,260,554
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(c)	2,090	1,860,979
3.13%, 07/27/26	2,554	2,482,168
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(c)	1,734	1,438,252
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(c)	2,057	1,996,613
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(c)	1,080	1,081,050
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(c)	2,330	2,219,347
3.63%, 01/20/27	2,526	2,497,835
3.70%, 10/23/24	2,479	2,515,210
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(c)	654	637,420
3.88%, 01/27/26	2,457	2,462,101
3.95%, 04/23/27	2,005	1,984,872
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(c)	1,758	1,674,208
4.00%, 07/23/25	2,088	2,109,220
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(c)	1,495	1,497,484
4.30%, 01/27/45	2,248	2,119,159
4.35%, 09/08/26	2,033	2,057,564
4.38%, 01/22/47(a)	2,606	2,506,803
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(c)	2,455	2,468,839
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 0.408%)(c)	1,037	1,014,457
5.00%, 11/24/25	1,880	1,945,314
5.30%, 04/20/37(c)	1,820	1,836,005
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(c)	1,620	1,867,212
6.25%, 08/09/26	1,015	1,100,442
6.38%, 07/24/42(a)	1,748	2,119,475
7.25%, 04/01/32	1,158	1,421,006
Series F, 3.88%, 04/29/24	2,509	2,558,208
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(SOFR + 0.745%)(c)	1,074	1,005,589
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42(c)	600	621,012
MUFG Bank Ltd.
3.25%, 09/08/24(a)(b)	475	473,873
4.70%, 03/10/44(a)(b)	300	303,126
National Australia Bank Ltd.
1.39%, 01/12/25(b)	1,415	1,348,806
1.89%, 01/12/27(b)	860	792,321
2.33%, 08/21/30(b)	1,330	1,092,012
2.65%, 01/14/41(b)	770	542,607
2.99%, 05/21/31(a)(b)	852	729,080
	Par
Security	(000)	Value

Banks (continued)
3.35%, 01/12/37 (Call 01/12/32)(b)(c)	$1,297	$1,124,878
3.50%, 01/10/27(b)	915	903,737
3.93%, 08/02/34 (Call 08/02/29)(a)(b)(c)	2,116	1,964,949
National Australia Bank Ltd./New York
2.50%, 07/12/26	778	744,557
3.38%, 01/14/26	440	437,157
3.63%, 06/20/23	413	417,787
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(c)	992	952,875
0.75%, 08/06/24	810	764,386
National Securities Clearing Corp.
0.40%, 12/07/23 (Call 11/07/23)(b)	701	673,917
0.75%, 12/07/25 (Call 11/07/25)(b)	85	77,886
1.50%, 04/23/25 (Call 03/23/25)(b)	405	385,300
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(c)	920	771,382
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(c)	1,363	1,363,840
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(c)	1,986	2,008,383
6.10%, 06/10/23	100	102,134
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(c)	1,370	1,229,433
3.07%, 05/22/28 (Call 05/22/27)(c)	577	537,655
3.75%, 11/01/29 (Call 11/01/24)(c)	560	547,563
3.88%, 09/12/23	759	763,439
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(c)	2,055	2,059,546
4.40%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(c)	1,125	1,096,950
4.52%, 06/25/24 (Call 06/25/23),
(3 mo. LIBOR US + 1.550%)(c)	1,424	1,437,525
4.80%, 04/05/26	918	929,541
5.13%, 05/28/24(a)	1,350	1,372,004
6.00%, 12/19/23	1,059	1,092,995
NatWest Markets PLC
0.80%, 08/12/24(b)	990	929,659
1.60%, 09/29/26(b)	1,190	1,072,003
3.48%, 03/22/25(a)(b)	585	580,338
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26)(b)(c)	215	193,092
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(b)(c)(d)	429	405,405
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26)(b)(c)(d)	175	156,861
NongHyup Bank
0.88%, 07/28/24(b)	100	95,248
1.25%, 07/28/26(b)	75	68,117
Nordea Bank Abp
0.63%, 05/24/24(b)	761	722,195
0.75%, 08/28/25(b)	1,102	1,008,706
1.00%, 06/09/23(a)(b)	665	653,892
1.50%, 09/30/26(a)(b)	1,255	1,130,850
3.75%, 08/30/23(b)	376	379,032
4.63%, 09/13/33 (Call 09/13/28)(b)(c)	1,092	1,078,628
Norinchukin Bank (The)
1.28%, 09/22/26(b)	600	540,108
2.08%, 09/22/31(b)	1,115	934,593
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	826	715,075
3.15%, 05/03/29 (Call 02/03/29)	622	592,938
3.38%, 05/08/32 (Call 05/08/27),
(3 mo. LIBOR US + 1.131%)(c)	397	383,650

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.65%, 08/03/28 (Call 05/03/28)(a)	$414	$412,555
3.95%, 10/30/25	480	488,138
4.00%, 05/10/27	490	502,887
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(b)(c)	1,435	1,336,989
4.25%, 06/19/24(b)	847	859,324
Pacific Western Bank, 3.25%, 05/01/31 (Call 05/01/26),
(SOFR + 2.520%)(c)	272	256,401
People's United Bank N.A., 4.00%, 07/15/24
(Call 04/16/24)	300	303,038
Phillips 66 Co., 3.55%, 10/01/26(b)	589	580,585
PNC Bank N.A.
2.70%, 10/22/29(a)	595	533,639
3.10%, 10/25/27 (Call 09/25/27)	836	810,865
3.25%, 01/22/28 (Call 12/23/27)	655	635,752
3.50%, 06/08/23 (Call 05/09/23)	100	100,697
4.05%, 07/26/28	1,315	1,308,022
PNC Bank NA
2.95%, 02/23/25 (Call 01/24/25)	697	691,349
3.25%, 06/01/25 (Call 05/02/25)	765	763,130
3.30%, 10/30/24 (Call 09/30/24)(a)	632	632,378
3.80%, 07/25/23 (Call 06/25/23)	435	439,674
3.88%, 04/10/25 (Call 03/10/25)	635	637,380
4.20%, 11/01/25 (Call 10/02/25)	880	893,404
2.50%, 08/27/24 (Call 07/27/24)	445	439,399
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	560	510,053
2.20%, 11/01/24 (Call 10/02/24)	463	454,550
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)(c)	805	690,606
2.55%, 01/22/30 (Call 10/24/29)	1,204	1,073,068
2.60%, 07/23/26 (Call 05/23/26)(a)	810	780,756
3.15%, 05/19/27 (Call 04/19/27)	1,029	998,516
3.45%, 04/23/29 (Call 01/23/29)	1,260	1,210,364
3.50%, 01/23/24 (Call 12/23/23)	767	772,960
3.90%, 04/29/24 (Call 03/29/24)	1,272	1,289,958
Regions Bank/Birmingham AL, 6.45%, 06/26/37	350	402,606
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	453	394,940
2.25%, 05/18/25 (Call 04/18/25)	470	453,674
7.38%, 12/10/37	509	631,242
Royal Bank of Canada
0.43%, 01/19/24(a)	479	460,945
0.50%, 10/26/23	82	79,923
0.65%, 07/29/24	1,197	1,132,503
0.75%, 10/07/24(a)	1,165	1,099,154
0.88%, 01/20/26	991	896,717
1.15%, 06/10/25	1,028	959,266
1.15%, 07/14/26	1,417	1,277,764
1.20%, 04/27/26	1,427	1,296,936
1.40%, 11/02/26	820	738,596
1.60%, 01/21/25	747	713,067
2.05%, 01/21/27(a)	555	513,628
2.25%, 11/01/24	1,474	1,440,505
2.30%, 11/03/31	1,000	855,697
2.55%, 07/16/24	1,315	1,299,297
3.38%, 04/14/25	310	309,479
3.63%, 05/04/27	400	395,920
3.70%, 10/05/23	1,300	1,319,144
3.88%, 05/04/32	415	401,805
4.65%, 01/27/26	1,201	1,227,848
	Par
Security	(000)	Value

Banks (continued)
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(c)	$285	$258,788
3.24%, 10/05/26 (Call 08/05/26)	963	921,302
3.45%, 06/02/25 (Call 05/02/25)	808	794,121
3.50%, 06/07/24 (Call 05/07/24)	1,270	1,263,521
4.40%, 07/13/27 (Call 04/14/27)	961	950,918
4.50%, 07/17/25 (Call 04/17/25)	668	675,405
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(c)	785	743,327
1.53%, 08/21/26 (Call 08/21/25)(c)	967	883,135
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(c)	1,575	1,408,416
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(c)	980	892,533
2.90%, 03/15/32 (Call 03/15/31), (SOFR + 1.475%)(c)	710	606,509
3.82%, 11/03/28 (Call 11/03/27),
(3 mo. LIBOR US + 1.400%)(c)	760	724,918
4.75%, 09/15/25(b)	955	957,297
4.80%, 11/15/24 (Call 11/15/23),
(3 mo. LIBOR US + 1.570%)(c)	1,969	1,997,863
5.63%, 09/15/45(b)	340	326,008
Santander UK PLC
2.88%, 06/18/24(a)	215	212,494
4.00%, 03/13/24(a)	830	841,307
5.00%, 11/07/23(a)(b)	211	214,724
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(b)	200	195,270
3.88%, 11/05/23(b)	200	202,858
4.00%, 04/23/29(b)	387	376,180
4.38%, 04/13/32(a)(b)	1,000	976,519
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	200	184,628
2.88%, (Call 05/12/26)(b)(c)(d)	165	148,475
Signature Bank/New York NY, 4.00%, 10/15/30
(Call 10/15/25)(c)	375	364,398
Skandinaviska Enskilda Banken AB
0.55%, 09/01/23(a)(b)	695	673,726
0.65%, 09/09/24(a)(b)	106	99,812
0.85%, 09/02/25(a)(b)	775	708,265
1.20%, 09/09/26(b)	85	76,798
Societe Generale SA
1.49%, 12/14/26 (Call 12/14/25)(b)(c)	1,030	920,423
1.79%, 06/09/27 (Call 06/09/26)(b)(c)	959	851,429
2.23%, 01/21/26 (Call 01/21/25)(b)(c)	1,385	1,305,158
2.63%, 10/16/24(a)(b)	1,115	1,085,735
2.63%, 01/22/25(b)	1,563	1,502,824
2.80%, 01/19/28 (Call 01/19/27)(b)(c)	860	783,734
2.89%, 06/09/32 (Call 06/09/31)(b)(c)	1,150	953,096
3.00%, 01/22/30(a)(b)	808	704,273
3.34%, 01/21/33 (Call 01/21/32)(b)(c)	595	506,347
3.63%, 03/01/41(b)	605	438,550
3.65%, 07/08/35 (Call 07/08/30)(a)(b)(c)	656	569,512
3.88%, 03/28/24(b)	1,550	1,550,717
4.00%, 01/12/27(a)(b)	795	768,659
4.03%, 01/21/43 (Call 01/21/42)(b)(c)	1,360	1,026,749
4.25%, 09/14/23(b)	610	615,270
4.25%, 04/14/25(a)(b)	1,780	1,778,003
4.25%, 08/19/26(b)	1,082	1,059,794
4.75%, 11/24/25(b)	200	200,194
4.75%, 09/14/28(a)(b)	565	558,338
5.00%, 01/17/24(a)(b)	808	819,314
5.63%, 11/24/45(a)(b)	360	339,551

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(b)(c)	$1,721	$1,642,355
1.21%, 03/23/25 (Call 03/23/24)(a)(b)(c)	689	656,279
1.46%, 01/14/27 (Call 01/14/26)(b)(c)	565	505,234
1.82%, 11/23/25 (Call 11/23/24)(b)(c)	1,572	1,478,280
2.61%, 01/12/28 (Call 01/12/27)(b)(c)	1,450	1,321,987
2.68%, 06/29/32 (Call 06/29/31)(b)(c)	955	792,355
2.82%, 01/30/26 (Call 01/30/25)(b)(c)	1,593	1,528,364
3.20%, 04/17/25(a)(b)	800	782,933
3.27%, 02/18/36 (Call 11/18/30)(b)(c)	1,676	1,411,019
3.60%, 01/12/33 (Call 01/12/32)(b)(c)	430	369,133
3.79%, 05/21/25 (Call 05/21/24)(b)(c)	1,023	1,015,961
3.97%, 03/30/26 (Call 03/30/25)(b)(c)	1,500	1,481,719
4.05%, 04/12/26(a)(b)	1,102	1,096,026
4.30%, 02/19/27(a)(b)	325	319,359
4.31%, 05/21/30 (Call 05/21/29),
(3 mo. LIBOR US + 1.910%)(a)(b)(c)	760	727,627
4.64%, 04/01/31 (Call 04/01/30)(b)(c)	1,770	1,728,289
4.87%, 03/15/33 (Call 03/15/28)(b)(c)	720	693,922
5.20%, 01/26/24(a)(b)	495	505,003
5.30%, 01/09/43(b)	600	549,725
5.70%, 03/26/44(a)(b)	1,696	1,640,352
State Bank of India/London
4.38%, 01/24/24(b)	685	693,768
4.88%, 04/17/24(a)(b)	500	510,987
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(c)	385	351,244
1.70%, 02/06/26 (Call 02/06/25), (SOFR + 0.441%)(a)(c)	310	295,861
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(c)	840	782,170
2.20%, 03/03/31	1,097	925,391
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(c)	657	641,341
2.40%, 01/24/30	387	345,285
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(c)	705	617,146
2.65%, 05/19/26	713	697,598
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(a)(c)	426	418,025
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(c)	460	417,733
3.15%, 03/30/31 (Call 03/30/30), (SOFR + 2.650%)(c)	445	413,198
3.30%, 12/16/24(a)	841	847,030
3.55%, 08/18/25	925	934,332
3.70%, 11/20/23	686	697,971
3.78%, 12/03/24 (Call 12/03/23),
(3 mo. LIBOR US + 0.770%)(c)	432	436,666
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(c)	529	527,188
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24	400	399,676
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	290	278,030
0.90%, 01/12/26	968	871,060
1.40%, 09/17/26	1,120	1,003,794
1.47%, 07/08/25	2,455	2,290,865
1.71%, 01/12/31(a)	665	532,804
1.90%, 09/17/28	1,335	1,159,368
2.13%, 07/08/30	1,555	1,308,589
2.14%, 09/23/30	734	605,504
2.17%, 01/14/27	385	354,421
2.22%, 09/17/31(a)	920	764,892
2.30%, 01/15/25(a)	920	889,891
2.30%, 01/12/41	460	327,013
2.40%, 09/27/24	1,571	1,533,417
2.47%, 01/14/29	947	841,833
	Par
Security	(000)	Value

Banks (continued)
2.63%, 07/14/26	$806	$763,310
2.70%, 07/16/24	1,650	1,623,668
2.72%, 09/27/29	370	329,893
2.75%, 01/15/30	1,190	1,057,858
2.93%, 09/17/41(a)	565	431,245
3.01%, 10/19/26	622	595,429
3.04%, 07/16/29	2,047	1,870,194
3.05%, 01/14/42	795	635,025
3.20%, 09/17/29(a)	531	481,675
3.35%, 10/18/27(a)	215	206,891
3.36%, 07/12/27	448	431,766
3.40%, 01/11/27	1,524	1,480,663
3.54%, 01/17/28	746	721,523
3.70%, 07/19/23(a)	1,001	1,010,973
3.78%, 03/09/26	1,410	1,399,552
3.94%, 10/16/23(a)	662	670,380
3.94%, 07/19/28	794	778,237
4.31%, 10/16/28(a)	1,094	1,089,859
4.44%, 04/02/24(b)	845	854,412
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23, (SOFR + 0.44%)(b)	630	612,515
0.80%, 09/16/24(b)	525	494,066
0.85%, 03/25/24(b)	663	634,032
1.05%, 09/12/25(b)	490	449,765
1.35%, 09/16/26(a)(b)	580	521,718
1.55%, 03/25/26(b)	950	872,340
2.55%, 03/10/25(a)(b)	1,050	1,020,568
2.80%, 03/10/27(a)(b)	1,050	1,000,324
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	401	400,791
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)(a)	455	413,525
1.80%, 02/02/31 (Call 11/02/30)	992	782,245
2.10%, 05/15/28 (Call 03/15/28)	215	189,176
3.13%, 06/05/30 (Call 03/05/30)	530	469,342
3.50%, 01/29/25	292	289,862
4.30%, 04/29/28 (Call 04/29/27)(c)	880	874,955
4.57%, 04/29/33(c)	565	555,596
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	1,312	1,244,127
0.63%, 06/30/23, (SOFR + 0.17000%)(a)(b)	798	778,166
1.42%, 06/11/27 (Call 06/11/26)(b)(c)	1,170	1,060,668
3.90%, 11/20/23	995	1,010,446
Swedbank AB
0.60%, 09/25/23(a)(b)	535	518,457
0.85%, 03/18/24(b)	870	833,275
1.30%, 06/02/23(b)	940	925,571
1.54%, 11/16/26(b)	1,160	1,059,369
3.36%, 04/04/25(b)	1,165	1,159,175
Toronto-Dominion Bank (The)
0.45%, 09/11/23	571	555,685
0.55%, 03/04/24	729	697,763
0.70%, 09/10/24	650	616,569
0.75%, 06/12/23	1,145	1,124,515
0.75%, 09/11/25(a)	991	906,049
0.75%, 01/06/26	780	705,288
1.15%, 06/12/25	485	452,757
1.20%, 06/03/26	965	876,386
1.25%, 12/13/24(a)	850	811,325
1.25%, 09/10/26	1,365	1,228,957
1.45%, 01/10/25(a)	1,110	1,058,808

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
1.95%, 01/12/27	$1,345	$1,239,769
2.00%, 09/10/31	393	327,104
2.35%, 03/08/24	770	761,892
2.45%, 01/12/32	1,220	1,048,324
2.65%, 06/12/24	1,665	1,650,093
2.80%, 03/10/27(a)	1,400	1,339,442
3.20%, 03/10/32	935	856,357
3.25%, 03/11/24	943	947,262
3.50%, 07/19/23	930	938,830
3.63%, 09/15/31 (Call 09/15/26)(a)(c)	1,582	1,551,727
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	1,135	1,083,275
2.15%, 12/06/24 (Call 11/05/24)	1,097	1,071,391
2.25%, 03/11/30 (Call 12/11/29)	1,183	1,022,682
2.64%, 09/17/29 (Call 09/17/24)(c)	755	731,667
3.20%, 04/01/24 (Call 03/01/24)(a)	882	885,506
3.30%, 05/15/26 (Call 04/15/26)	900	884,519
3.63%, 09/16/25 (Call 08/16/25)	1,043	1,039,451
3.69%, 08/02/24 (Call 08/02/23),
(3 mo. LIBOR US + 0.735%)(c)	413	415,772
3.80%, 10/30/26 (Call 09/30/26)	898	893,113
4.05%, 11/03/25 (Call 09/03/25)	435	444,679
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	800	701,812
1.20%, 08/05/25 (Call 07/03/25)	484	450,579
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(c)	1,196	1,088,254
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(c)	1,386	1,226,524
1.95%, 06/05/30 (Call 03/05/30)	480	410,439
2.50%, 08/01/24 (Call 07/01/24)	649	641,717
2.85%, 10/26/24 (Call 09/26/24)	949	941,661
3.70%, 06/05/25 (Call 05/05/25)(a)	620	623,928
3.75%, 12/06/23 (Call 11/06/23)	681	690,082
3.88%, 03/19/29 (Call 02/16/29)	526	512,780
4.00%, 05/01/25 (Call 03/01/25)	782	794,565
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	814	664,537
1.45%, 05/12/25 (Call 04/11/25)	1,349	1,279,023
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(c)	1,310	1,222,002
2.40%, 07/30/24 (Call 06/28/24)	1,426	1,408,168
2.49%, 11/03/36 (Call 11/03/31)(c)	1,450	1,212,255
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(c)	917	812,699
3.00%, 07/30/29 (Call 04/30/29)	1,064	988,954
3.10%, 04/27/26 (Call 03/27/26)	841	825,356
3.38%, 02/05/24 (Call 01/05/24)	844	849,052
3.60%, 09/11/24 (Call 08/11/24)	915	923,077
3.70%, 01/30/24 (Call 12/29/23)(a)	572	580,208
3.90%, 04/26/28 (Call 03/24/28)	828	832,435
3.95%, 11/17/25 (Call 10/17/25)	642	653,969
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	959	916,292
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	1,131	1,106,288
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(a)	1,003	973,761
2.80%, 01/27/25 (Call 12/27/24)(a)	711	703,785
3.40%, 07/24/23 (Call 06/23/23)	931	939,185
UBS AG/London
0.38%, 06/01/23(a)(b)	505	493,158
0.45%, 02/09/24(b)	992	947,072
0.70%, 08/09/24(b)	1,030	975,120
1.25%, 06/01/26(b)	1,215	1,099,055
1.38%, 01/13/25 (Call 12/13/24), (SOFR + 0.300%)(b)	905	857,106
	Par
Security	(000)	Value

Banks (continued)
4.50%, 06/26/48(a)(b)	$730	$704,904
UBS AG/Stamford CT, 7.50%, 07/15/25	405	440,742
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(b)(c)	1,519	1,477,640
1.36%, 01/30/27 (Call 01/30/26)(b)(c)	1,385	1,249,143
1.49%, 08/10/27 (Call 08/10/26)(b)(c)	1,605	1,431,130
2.10%, 02/11/32 (Call 02/11/31)(a)(b)(c)	1,937	1,592,481
2.75%, 02/11/33 (Call 02/11/32)(a)(b)(c)	1,860	1,582,731
3.13%, 08/13/30 (Call 08/13/29),
(3 mo. LIBOR US + 1.468%)(b)(c)	1,300	1,184,605
3.18%, 02/11/43 (Call 02/11/42)(b)(c)	1,330	1,052,722
4.13%, 09/24/25(b)	1,929	1,940,458
4.13%, 04/15/26(a)(b)	950	948,360
4.25%, 03/23/28 (Call 03/23/27)(b)	1,395	1,384,468
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(b)(c)	1,341	1,183,872
2.57%, 09/22/26 (Call 09/22/25)(b)(c)	1,919	1,742,134
3.13%, 06/03/32 (Call 06/03/31)(a)(b)(c)	1,077	888,158
United Overseas Bank Ltd.
3.75%, 04/15/29 (Call 04/15/24)(b)(c)	823	822,534
3.86%, 10/07/32 (Call 10/07/27)(b)(c)	1,000	975,071
UnitedHealth Group Inc., 3.70%, 05/15/27	405	409,081
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26),
(SOFR + 2.360%)(c)	10	9,392
Wachovia Corp.
5.50%, 08/01/35	1,185	1,252,891
6.61%, 10/01/25(a)	185	199,668
7.50%, 04/15/35(a)	581	716,923
7.57%, 08/01/26(e)	580	647,549
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)(a)	110	106,430
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(c)	1,000	946,759
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(c)	1,782	1,758,369
2.16%, 02/11/26 (Call 02/11/25),
(3 mo. LIBOR US + 0.750%)(c)	1,258	1,202,239
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(c)	1,875	1,783,148
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(c)	2,590	2,390,315
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(c)	1,927	1,868,185
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(c)	2,829	2,513,566
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(a)(c)	2,515	2,288,245
3.00%, 02/19/25	2,070	2,053,849
3.00%, 04/22/26	2,395	2,321,255
3.00%, 10/23/26	2,552	2,460,956
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(c)	2,809	2,300,161
3.20%, 06/17/27 (Call 06/17/26),
(3 mo. LIBOR US + 1.170%)(c)	2,205	2,134,159
3.30%, 09/09/24	1,793	1,799,134
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(c)	3,230	2,979,717
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(c)	1,425	1,385,379
3.55%, 09/29/25(a)	2,062	2,060,700
3.58%, 05/22/28 (Call 05/22/27),
(3 mo. LIBOR US + 1.310%)(c)	2,275	2,212,940
3.75%, 01/24/24 (Call 12/22/23)	1,713	1,735,890
3.90%, 05/01/45	1,887	1,723,793
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(c)	2,660	2,658,998
4.10%, 06/03/26	1,786	1,790,128
4.13%, 08/15/23	885	899,466
4.15%, 01/24/29 (Call 10/24/28)(a)	1,927	1,921,793
4.30%, 07/22/27	2,238	2,249,652

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.40%, 06/14/46	$1,636	$1,519,212
4.48%, 01/16/24	772	790,237
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(a)(c)	2,060	2,079,930
4.61%, 04/25/53(c)	3,055	3,005,156
4.65%, 11/04/44	1,743	1,662,022
4.75%, 12/07/46	1,735	1,689,045
4.90%, 11/17/45	1,730	1,714,215
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(c)	4,582	4,796,712
5.38%, 02/07/35(a)	490	530,496
5.38%, 11/02/43	1,874	1,970,113
5.61%, 01/15/44(a)	2,026	2,179,649
5.95%, 12/01/86	281	305,509
Series B, 7.95%, 11/15/29	200	243,713
Wells Fargo Bank N.A.
5.85%, 02/01/37	1,735	1,950,906
5.95%, 08/26/36	680	768,525
6.60%, 01/15/38	820	993,234
Western Alliance Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (SOFR + 2.250%)(c)	712	663,339
Westpac Banking Corp.
1.02%, 11/18/24	455	432,055
1.15%, 06/03/26	647	587,250
1.95%, 11/20/28	1,755	1,554,593
2.15%, 06/03/31	1,113	953,035
2.35%, 02/19/25	886	865,242
2.65%, 01/16/30	860	780,759
2.67%, 11/15/35 (Call 11/15/30)(c)	1,569	1,285,818
2.70%, 08/19/26	1,146	1,101,534
2.85%, 05/13/26	1,378	1,338,665
2.89%, 02/04/30 (Call 02/04/25)(c)	903	864,381
2.96%, 11/16/40	926	692,977
3.02%, 11/18/36 (Call 11/18/31)(c)	1,055	869,907
3.13%, 11/18/41	880	668,386
3.30%, 02/26/24(a)	1,133	1,140,158
3.35%, 03/08/27	919	902,292
3.40%, 01/25/28	784	764,558
4.11%, 07/24/34 (Call 07/24/29)(c)	1,404	1,316,273
4.32%, 11/23/31 (Call 11/23/26)(c)	1,613	1,579,029
4.42%, 07/24/39	543	502,704
Wintrust Financial Corp., 4.85%, 06/06/29(a)	252	247,946
Woori Bank
4.75%, 04/30/24(a)(b)	810	825,984
5.13%, 08/06/28(b)	300	311,766
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)(a)	570	513,690
		1,382,895,282
Beverages — 1.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%,
06/29/28 (Call 03/29/28)(b)	350	266,212
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	2,446	2,449,453
4.70%, 02/01/36 (Call 08/01/35)	4,305	4,357,487
4.90%, 02/01/46 (Call 08/01/45)	6,795	6,775,935
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	759	668,379
4.63%, 02/01/44	875	838,323
4.70%, 02/01/36 (Call 08/01/35)(a)	1,311	1,326,984
4.90%, 02/01/46 (Call 08/01/45)	1,448	1,443,937
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	1,522	1,466,274
	Par
Security	(000)	Value

Beverages (continued)
3.75%, 07/15/42	$956	$819,717
4.00%, 04/13/28 (Call 01/13/28)	1,736	1,751,827
4.35%, 06/01/40 (Call 12/01/39)	1,004	947,997
4.38%, 04/15/38 (Call 10/15/37)	1,345	1,289,441
4.44%, 10/06/48 (Call 04/06/48)	1,498	1,392,095
4.50%, 06/01/50 (Call 12/01/49)	1,720	1,636,012
4.60%, 04/15/48 (Call 10/15/47)(a)	2,201	2,094,249
4.60%, 06/01/60 (Call 12/01/59)	800	743,584
4.75%, 01/23/29 (Call 10/23/28)	2,752	2,862,273
4.75%, 04/15/58 (Call 10/15/57)	1,322	1,259,474
4.90%, 01/23/31 (Call 10/23/30)(a)	394	416,124
4.95%, 01/15/42(a)	1,363	1,370,313
5.45%, 01/23/39 (Call 07/23/38)	1,854	1,978,656
5.55%, 01/23/49 (Call 07/23/48)	3,134	3,396,400
5.80%, 01/23/59 (Call 07/23/58)	1,467	1,651,234
5.88%, 06/15/35	175	194,558
6.63%, 08/15/33	342	403,643
8.00%, 11/15/39	1,426	1,903,662
8.20%, 01/15/39(a)	1,464	1,994,790
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	425	398,801
4.45%, 05/15/25 (Call 03/15/25)(b)	880	885,415
4.70%, 05/15/28 (Call 02/15/28)(a)(b)	775	780,260
5.15%, 05/15/38 (Call 11/15/37)(b)	355	349,388
5.30%, 05/15/48 (Call 11/15/47)(a)(b)	570	558,821
Beam Suntory Inc., 3.25%, 06/15/23 (Call 03/17/23)	25	25,119
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(a)(b)	515	439,357
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	201	202,212
3.75%, 01/15/43 (Call 07/15/42)	190	162,103
4.00%, 04/15/38 (Call 10/15/37)	30	27,944
4.50%, 07/15/45 (Call 01/15/45)	899	866,401
Coca-Cola Co. (The)
1.00%, 03/15/28	880	772,432
1.38%, 03/15/31	1,296	1,079,973
1.45%, 06/01/27	863	793,167
1.50%, 03/05/28	605	547,156
1.65%, 06/01/30	1,350	1,167,358
1.75%, 09/06/24(a)	1,143	1,128,349
2.00%, 03/05/31(a)	240	211,287
2.13%, 09/06/29(a)	1,279	1,162,314
2.25%, 01/05/32	1,010	900,852
2.50%, 06/01/40	1,213	982,179
2.50%, 03/15/51	805	603,366
2.60%, 06/01/50	1,266	972,155
2.75%, 06/01/60(a)	902	672,454
2.88%, 05/05/41	1,067	909,799
2.90%, 05/25/27(a)	522	513,799
3.00%, 03/05/51	970	805,187
3.38%, 03/25/27	820	824,696
3.45%, 03/25/30(a)	998	988,995
4.20%, 03/25/50	660	669,225
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)(a)	370	371,616
Coca-Cola Europacific Partners PLC, 0.80%, 05/03/24(b)	769	732,354
Coca-Cola European Partners PLC, 1.50%, 01/15/27
(Call 12/15/26)(a)(b)	337	303,258
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	790	641,733
2.75%, 01/22/30 (Call 10/22/29)	1,125	1,033,369

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages (continued)
5.25%, 11/26/43	$755	$796,684
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	1,015	845,153
2.88%, 05/01/30 (Call 02/01/30)	450	400,771
3.15%, 08/01/29 (Call 05/01/29)	1,003	920,155
3.50%, 05/09/27 (Call 02/09/27)(a)	403	396,029
3.60%, 05/09/24	340	342,758
3.60%, 02/15/28 (Call 11/15/27)	248	238,938
3.70%, 12/06/26 (Call 09/06/26)	628	623,934
3.75%, 05/01/50 (Call 11/01/49)	225	185,109
4.10%, 02/15/48 (Call 08/15/47)	536	463,083
4.40%, 11/15/25 (Call 09/15/25)	785	799,003
4.50%, 05/09/47 (Call 11/09/46)	602	547,498
4.65%, 11/15/28 (Call 08/15/28)(a)	612	620,299
4.75%, 11/15/24(a)	746	768,550
4.75%, 12/01/25	215	222,542
4.75%, 05/09/32	100	102,362
5.25%, 11/15/48 (Call 05/15/48)	469	477,786
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	750	703,829
2.00%, 04/29/30 (Call 01/29/30)	455	397,967
2.13%, 10/24/24 (Call 09/24/24)	830	808,906
2.13%, 04/29/32 (Call 01/29/32)	720	621,900
2.38%, 10/24/29 (Call 07/24/29)	1,293	1,173,854
3.50%, 09/18/23 (Call 08/18/23)	250	252,565
3.88%, 05/18/28 (Call 02/18/28)(a)	505	510,905
3.88%, 04/29/43 (Call 10/29/42)(a)	350	323,540
5.88%, 09/30/36	428	495,298
Diageo Investment Corp.
4.25%, 05/11/42(a)	488	473,583
7.45%, 04/15/35	150	197,093
Embotelladora Andina SA, 3.95%, 01/21/50
(Call 07/21/49)(b)	5	3,963
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	1,922	1,581,652
4.38%, 05/10/43	765	730,499
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)(a)(b)	902	883,708
4.00%, 10/01/42(b)	1,121	1,007,371
4.35%, 03/29/47 (Call 09/29/46)(b)	320	304,470
JDE Peet's NV
0.80%, 09/24/24 (Call 09/24/22)(b)	485	454,238
1.38%, 01/15/27 (Call 12/15/26)(b)	933	813,266
2.25%, 09/24/31 (Call 06/24/31)(a)(b)	1,075	860,340
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 07/01/22)	939	900,344
2.25%, 03/15/31 (Call 12/15/30)(a)	719	605,873
2.55%, 09/15/26 (Call 06/15/26)	405	384,056
3.13%, 12/15/23 (Call 10/15/23)(a)	398	399,012
3.20%, 05/01/30 (Call 02/01/30)	786	721,775
3.35%, 03/15/51 (Call 09/15/50)	385	295,941
3.40%, 11/15/25 (Call 08/15/25)(a)	601	596,724
3.43%, 06/15/27 (Call 03/15/27)(a)	522	509,038
3.80%, 05/01/50 (Call 11/01/49)	705	592,259
3.95%, 04/15/29 (Call 02/15/29)	545	532,895
4.05%, 04/15/32 (Call 01/15/32)	585	561,047
4.42%, 05/25/25 (Call 03/25/25)	380	388,653
4.42%, 12/15/46 (Call 06/15/46)	760	704,708
4.50%, 11/15/45 (Call 05/15/45)	564	522,322
4.50%, 04/15/52 (Call 10/15/51)	670	621,098
	Par
Security	(000)	Value

Beverages (continued)
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	$2,049	$1,972,099
4.20%, 07/15/46 (Call 01/15/46)(a)	1,581	1,380,025
5.00%, 05/01/42(a)	722	697,879
PepsiCo Inc.
0.40%, 10/07/23	620	605,984
1.40%, 02/25/31 (Call 11/25/30)	817	684,190
1.63%, 05/01/30 (Call 02/01/30)	1,094	946,524
1.95%, 10/21/31 (Call 07/21/31)	595	517,591
2.25%, 03/19/25 (Call 02/19/25)	1,694	1,669,145
2.38%, 10/06/26 (Call 07/06/26)	706	682,989
2.63%, 03/19/27 (Call 01/19/27)	470	458,534
2.63%, 07/29/29 (Call 04/29/29)	1,044	985,171
2.63%, 10/21/41 (Call 04/21/41)	1,120	914,344
2.75%, 04/30/25 (Call 01/30/25)(a)	894	892,515
2.75%, 03/19/30 (Call 12/19/29)	1,224	1,152,573
2.75%, 10/21/51 (Call 04/21/51)	1,485	1,197,785
2.85%, 02/24/26 (Call 11/24/25)	1,171	1,159,322
2.88%, 10/15/49 (Call 04/15/49)	1,430	1,173,596
3.00%, 10/15/27 (Call 07/15/27)(a)	1,102	1,096,595
3.38%, 07/29/49 (Call 01/29/49)	506	446,570
3.45%, 10/06/46 (Call 04/06/46)	1,187	1,063,214
3.50%, 07/17/25 (Call 04/17/25)(a)	1,085	1,099,809
3.60%, 03/01/24 (Call 12/01/23)	899	911,020
3.60%, 08/13/42	60	55,246
3.63%, 03/19/50 (Call 09/19/49)	547	510,422
3.88%, 03/19/60 (Call 09/19/59)	525	502,076
4.00%, 03/05/42	465	451,500
4.25%, 10/22/44 (Call 04/22/44)	45	44,832
4.45%, 04/14/46 (Call 10/14/45)	170	177,229
4.60%, 07/17/45 (Call 01/17/45)	172	177,908
4.88%, 11/01/40(a)	170	186,289
7.00%, 03/01/29	430	514,159
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(a)(b)	675	581,424
1.63%, 04/01/31 (Call 01/01/30)(a)(b)	795	647,318
2.75%, 10/01/50 (Call 04/01/50)(a)(b)	580	419,011
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(b)	705	693,635
5.50%, 01/15/42(b)	945	1,026,000
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	937	900,536
		129,462,332
Biotechnology — 0.9%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	710	624,386
1.90%, 02/21/25 (Call 01/21/25)	435	419,576
2.00%, 01/15/32 (Call 10/15/31)	895	749,266
2.20%, 02/21/27 (Call 12/21/26)	1,568	1,473,744
2.25%, 08/19/23 (Call 06/19/23)	464	462,902
2.30%, 02/25/31 (Call 11/25/30)(a)	919	801,360
2.45%, 02/21/30 (Call 11/21/29)	1,158	1,038,012
2.60%, 08/19/26 (Call 05/19/26)(a)	1,152	1,109,305
2.77%, 09/01/53 (Call 03/01/53)	716	504,714
2.80%, 08/15/41 (Call 02/15/41)	1,170	901,314
3.00%, 02/22/29 (Call 12/22/28)	315	298,161
3.00%, 01/15/52 (Call 07/15/51)	650	483,520
3.13%, 05/01/25 (Call 02/01/25)	1,203	1,197,962
3.15%, 02/21/40 (Call 08/21/39)	1,915	1,577,348
3.20%, 11/02/27 (Call 08/02/27)(a)	1,335	1,296,125
3.35%, 02/22/32 (Call 11/22/31)	1,060	997,789

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Biotechnology (continued)
3.38%, 02/21/50 (Call 08/21/49)	$1,904	$1,527,609
3.63%, 05/22/24 (Call 02/22/24)	1,443	1,459,889
4.20%, 02/22/52 (Call 08/22/51)	1,385	1,278,971
4.40%, 05/01/45 (Call 11/01/44)	1,962	1,870,905
4.40%, 02/22/62 (Call 08/22/61)	1,550	1,409,633
4.56%, 06/15/48 (Call 12/15/47)	1,365	1,320,358
4.66%, 06/15/51 (Call 12/15/50)	2,474	2,431,200
4.95%, 10/01/41	1,071	1,085,962
5.15%, 11/15/41 (Call 05/15/41)	855	885,058
5.65%, 06/15/42 (Call 12/15/41)	35	38,188
5.75%, 03/15/40	280	307,188
6.38%, 06/01/37	424	504,951
6.90%, 06/01/38	75	90,545
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	877	884,320
5.25%, 06/23/45 (Call 12/23/44)	606	635,624
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	1,538	1,299,469
3.15%, 05/01/50 (Call 11/01/49)	1,246	902,730
3.25%, 02/15/51 (Call 08/15/50)(b)	686	500,883
4.05%, 09/15/25 (Call 06/15/25)	1,408	1,417,595
5.20%, 09/15/45 (Call 03/15/45)	881	880,488
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	110	105,766
3.70%, 03/15/32 (Call 12/15/31)	590	539,391
CSL Finance PLC
3.85%, 04/27/27(b)	300	300,496
4.25%, 04/27/32	350	349,327
4.63%, 04/27/42(a)	150	147,521
4.75%, 04/27/52	1,100	1,090,639
4.95%, 04/27/62(b)	100	99,373
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 06/13/22)	723	703,419
1.20%, 10/01/27 (Call 08/01/27)	655	574,741
1.65%, 10/01/30 (Call 07/01/30)	1,283	1,081,820
2.50%, 09/01/23 (Call 07/01/23)	493	491,611
2.60%, 10/01/40 (Call 04/01/40)	753	575,337
2.80%, 10/01/50 (Call 04/01/50)	1,213	886,095
2.95%, 03/01/27 (Call 12/01/26)(a)	1,120	1,080,077
3.50%, 02/01/25 (Call 11/01/24)	504	505,810
3.65%, 03/01/26 (Call 12/01/25)	1,846	1,846,849
3.70%, 04/01/24 (Call 01/01/24)(a)	2,303	2,332,714
4.00%, 09/01/36 (Call 03/01/36)(a)	815	791,728
4.15%, 03/01/47 (Call 09/01/46)	1,691	1,553,412
4.50%, 02/01/45 (Call 08/01/44)	1,523	1,458,469
4.60%, 09/01/35 (Call 03/01/35)(a)	584	601,846
4.75%, 03/01/46 (Call 09/01/45)	1,633	1,624,341
4.80%, 04/01/44 (Call 10/01/43)	1,219	1,229,258
5.65%, 12/01/41 (Call 06/01/41)	988	1,097,822
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	869	733,590
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	1,483	1,226,409
2.80%, 09/15/50 (Call 03/15/50)	617	437,716
Royalty Pharma PLC
0.75%, 09/02/23	426	413,574
1.20%, 09/02/25 (Call 08/02/25)	766	702,032
1.75%, 09/02/27 (Call 07/02/27)	859	757,788
2.15%, 09/02/31 (Call 06/02/31)	345	279,753
2.20%, 09/02/30 (Call 06/02/30)	1,268	1,057,786
3.30%, 09/02/40 (Call 03/02/40)	1,102	853,763
	Par
Security	(000)	Value

Biotechnology (continued)
3.35%, 09/02/51 (Call 03/02/51)	$470	$330,600
3.55%, 09/02/50 (Call 03/02/50)	931	682,997
		63,210,920
Building Materials — 0.5%
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	415	395,501
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	199	191,224
2.49%, 02/15/27 (Call 12/15/26)	129	119,775
2.70%, 02/15/31 (Call 11/15/30)	653	567,363
2.72%, 02/15/30 (Call 11/15/29)	2,341	2,070,074
3.38%, 04/05/40 (Call 10/05/39)	1,375	1,125,656
3.58%, 04/05/50 (Call 10/05/49)	1,601	1,282,506
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(a)(b)	503	494,407
3.95%, 04/04/28 (Call 01/04/28)(b)	922	914,018
4.40%, 05/09/47 (Call 11/09/46)(b)	5	4,686
4.50%, 04/04/48 (Call 10/04/47)(b)	925	881,754
CRH America Inc.
3.88%, 05/18/25 (Call 02/15/25)(a)(b)	945	952,395
5.13%, 05/18/45 (Call 11/18/44)(a)(b)	125	128,267
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	925	767,370
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	822	734,812
4.00%, 09/21/23 (Call 08/21/23)	363	367,056
4.00%, 06/15/25 (Call 03/15/25)	535	535,989
4.00%, 03/25/32 (Call 12/25/31)	550	502,449
4.50%, 03/25/52 (Call 09/25/51)	505	412,696
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(a)(b)	200	174,440
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(b)	20	22,558
6.88%, 09/29/39(b)	170	195,317
Holcim Finance U.S. LLC
3.50%, 09/22/26 (Call 06/22/26)(b)	635	629,856
4.75%, 09/22/46 (Call 03/22/46)(b)	170	161,366
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	597	599,528
3.90%, 02/14/26 (Call 11/14/25)(a)	475	475,490
4.50%, 02/15/47 (Call 08/15/46)	773	714,369
4.63%, 07/02/44 (Call 01/02/44)	484	459,424
4.95%, 07/02/64 (Call 01/02/64)(e)	391	365,091
5.13%, 09/14/45 (Call 03/14/45)	4	4,060
6.00%, 01/15/36	553	625,531
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)(a)	436	363,622
2.00%, 09/16/31 (Call 06/16/31)	565	466,128
Lafarge SA, 7.13%, 07/15/36	688	846,033
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	754	693,672
1.70%, 08/01/27 (Call 06/01/27)	640	568,018
3.00%, 11/15/23 (Call 09/15/23)	320	319,955
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	881	742,485
3.20%, 07/15/51 (Call 01/15/51)	980	728,829
3.45%, 06/01/27 (Call 03/01/27)	60	58,107
3.50%, 12/15/27 (Call 09/15/27)	796	771,125
4.25%, 07/02/24 (Call 04/02/24)	130	131,652
4.25%, 12/15/47 (Call 06/15/47)	400	352,938
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	643	557,581

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	$619	$535,682
2.00%, 10/01/30 (Call 07/01/30)	483	394,941
2.00%, 02/15/31 (Call 11/15/30)(a)	735	599,962
3.13%, 02/15/51 (Call 08/15/50)	232	167,109
3.50%, 11/15/27 (Call 08/15/27)	367	357,321
4.50%, 05/15/47 (Call 11/15/46)	399	361,980
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	770	752,570
3.88%, 06/01/30 (Call 03/01/30)	320	303,465
3.95%, 08/15/29 (Call 05/15/29)	348	333,677
4.20%, 12/01/24 (Call 09/01/24)	545	552,306
4.30%, 07/15/47 (Call 01/15/47)	481	419,685
4.40%, 01/30/48 (Call 07/30/47)	411	360,207
7.00%, 12/01/36	259	294,527
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	220	223,834
UltraTech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(a)(b)	540	443,134
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	480	540,365
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	1,000	937,705
3.90%, 04/01/27 (Call 01/01/27)	418	419,262
4.50%, 04/01/25 (Call 01/01/25)	377	386,426
4.50%, 06/15/47 (Call 12/15/46)	356	333,183
4.70%, 03/01/48 (Call 09/01/47)	677	653,565
		32,846,079
Chemicals — 1.4%
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)(b)	438	435,022
2.25%, 09/10/29 (Call 06/10/29)(b)	913	818,705
2.50%, 09/27/26 (Call 06/27/26)(b)	932	893,391
3.50%, 09/27/46 (Call 03/27/46)(a)(b)	877	767,067
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	600	568,187
1.85%, 05/15/27 (Call 03/15/27)(a)	718	665,344
2.05%, 05/15/30 (Call 02/15/30)	1,301	1,143,831
2.70%, 05/15/40 (Call 11/15/39)	666	542,472
2.80%, 05/15/50 (Call 11/15/49)	797	614,906
3.35%, 07/31/24 (Call 04/30/24)	576	581,133
Albemarle Corp.
4.15%, 12/01/24 (Call 06/12/22)	504	517,684
5.45%, 12/01/44 (Call 06/01/44)	15	14,780
Alpek SAB de CV, 3.25%, 02/25/31 (Call 11/25/30)(b)	227	191,647
Bayport Polymers LLC, 4.74%, 04/14/27 (Call 03/14/27)(b)	10	9,927
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	409	401,051
4.00%, 07/01/29 (Call 04/01/29)	404	389,246
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	525	468,551
3.50%, 05/08/24 (Call 04/08/24)	556	555,621
CF Industries Inc.
4.50%, 12/01/26(b)	481	488,554
4.95%, 06/01/43	810	781,730
5.15%, 03/15/34(a)	530	544,090
5.38%, 03/15/44	715	724,808
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(b)	774	762,788
3.70%, 06/01/28 (Call 03/01/28)(b)	50	49,147

Security	Par (000)	Value

Chemicals (continued)
5.13%, 04/01/25 (Call 03/01/25)(b)	$830	$864,875
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	844	721,525
3.60%, 11/15/50 (Call 05/15/50)(a)	1,135	930,078
3.63%, 05/15/26 (Call 03/15/26)	628	628,320
4.25%, 10/01/34 (Call 04/01/34)	380	374,635
4.38%, 11/15/42 (Call 05/15/42)	1,054	996,167
4.63%, 10/01/44 (Call 04/01/44)(a)	300	286,524
4.80%, 11/30/28 (Call 08/30/28)	459	474,713
4.80%, 05/15/49 (Call 11/15/48)	515	503,645
5.25%, 11/15/41 (Call 05/15/41)	833	862,418
5.55%, 11/30/48 (Call 05/30/48)(a)	421	456,130
7.38%, 11/01/29(a)	871	1,034,768
9.40%, 05/15/39	728	1,075,045
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	1,684	1,715,925
4.49%, 11/15/25 (Call 09/15/25)	1,708	1,753,172
4.73%, 11/15/28 (Call 08/15/28)(a)	1,696	1,757,767
5.32%, 11/15/38 (Call 05/15/38)	1,291	1,346,928
5.42%, 11/15/48 (Call 05/15/48)	1,811	1,915,671
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	721	722,697
4.50%, 12/01/28 (Call 09/01/28)	520	521,113
4.65%, 10/15/44 (Call 04/15/44)	865	811,379
4.80%, 09/01/42 (Call 03/01/42)	399	383,325
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	970	793,789
1.65%, 02/01/27 (Call 01/01/27)(a)	152	140,440
2.13%, 02/01/32 (Call 11/01/31)	515	444,449
2.13%, 08/15/50 (Call 02/15/50)(a)	757	507,946
2.70%, 11/01/26 (Call 08/01/26)	1,204	1,170,993
2.70%, 12/15/51 (Call 06/15/51)(a)	860	647,722
2.75%, 08/18/55 (Call 02/18/55)	763	562,148
3.25%, 12/01/27 (Call 09/01/27)(a)	484	477,167
3.95%, 12/01/47 (Call 06/01/47)(a)	305	287,846
4.80%, 03/24/30 (Call 12/24/29)	661	699,468
5.50%, 12/08/41(a)	70	79,746
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	612	583,050
2.30%, 07/15/30 (Call 04/15/30)	658	584,462
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(b)	135	121,664
4.25%, 11/03/26(b)	1,472	1,461,876
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	645	625,478
3.45%, 10/01/29 (Call 07/01/29)	446	415,863
4.10%, 02/01/24 (Call 11/01/23)	50	50,412
4.50%, 10/01/49 (Call 04/01/49)	435	396,241
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(a)(b)	272	233,375
4.30%, 03/18/51 (Call 09/18/50)(b)	45	37,057
4.40%, 03/30/32 (Call 09/30/31)(b)	1,000	952,873
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	795	692,990
4.50%, 05/01/29 (Call 02/01/29)	745	740,080
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	50	45,843
1.83%, 10/15/27 (Call 08/15/27)(b)	10	8,798
2.30%, 11/01/30 (Call 08/01/30)(b)	50	42,413
3.27%, 11/15/40 (Call 05/15/40)(a)(b)	472	379,939

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	$475	$368,614
4.38%, 06/01/47 (Call 12/01/46)	495	439,971
4.45%, 09/26/28 (Call 06/26/28)	570	569,896
5.00%, 09/26/48 (Call 03/26/48)	716	704,058
LG Chem Ltd.
1.38%, 07/07/26(b)	325	294,676
2.38%, 07/07/31(b)	415	355,169
3.25%, 10/15/24(b)	200	199,533
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	978	799,450
2.00%, 08/10/50 (Call 02/10/50)	288	188,374
2.65%, 02/05/25 (Call 11/05/24)	480	475,516
3.20%, 01/30/26 (Call 10/30/25)(a)	751	751,620
3.55%, 11/07/42 (Call 05/07/42)(a)	825	748,755
Lubrizol Corp. (The), 6.50%, 10/01/34	110	134,025
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	430	498,716
LYB International Finance BV
4.00%, 07/15/23	261	263,968
4.88%, 03/15/44 (Call 09/15/43)	822	786,677
5.25%, 07/15/43(a)	648	650,794
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	200	195,678
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	580	533,655
2.25%, 10/01/30 (Call 07/01/30)	385	328,844
3.38%, 05/01/30 (Call 02/01/30)	137	125,199
3.38%, 10/01/40 (Call 04/01/40)	947	777,042
3.63%, 04/01/51 (Call 10/01/50)(a)	782	630,368
3.80%, 10/01/60 (Call 04/01/60)	584	451,986
4.20%, 10/15/49 (Call 04/15/49)	776	685,293
4.20%, 05/01/50 (Call 11/01/49)(a)	671	592,439
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	763	701,211
5.75%, 04/15/24 (Call 01/15/24)	1,013	1,048,853
MEGlobal Canada ULC
5.00%, 05/18/25(b)	1,100	1,118,207
5.88%, 05/18/30(a)(b)	750	802,500
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(a)	209	208,734
4.25%, 11/15/23 (Call 08/15/23)	41	41,605
4.88%, 11/15/41 (Call 05/15/41)	125	116,844
5.45%, 11/15/33 (Call 05/15/33)(a)	32	34,258
5.63%, 11/15/43 (Call 05/15/43)(a)	525	559,830
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	985	848,420
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)(a)	475	434,949
3.00%, 04/01/25 (Call 01/01/25)	254	251,339
3.95%, 05/13/50 (Call 11/13/49)	395	353,973
4.00%, 12/15/26 (Call 09/15/26)	416	419,963
4.13%, 03/15/35 (Call 09/15/34)	728	698,036
4.20%, 04/01/29 (Call 01/01/29)	830	830,497
4.90%, 06/01/43 (Call 12/01/42)	462	466,718
5.00%, 04/01/49 (Call 10/01/48)	205	213,225
5.25%, 01/15/45 (Call 07/15/44)	693	728,129
5.63%, 12/01/40	571	627,840
5.88%, 12/01/36	262	293,820
6.13%, 01/15/41 (Call 07/15/40)	365	419,940
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(b)	1,005	900,731
2.88%, 05/11/31 (Call 02/11/31)(b)	560	460,600

Security	Par (000)	Value

Chemicals (continued)
4.00%, 10/04/27 (Call 07/04/27)(a)(b)	$225	$215,071
5.50%, 01/15/48 (Call 07/15/47)(b)	400	351,800
5.88%, 09/17/44(b)	805	744,625
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	1,032	940,536
2.40%, 08/15/24 (Call 07/15/24)	192	189,218
2.55%, 06/15/30 (Call 03/15/30)	745	670,491
2.80%, 08/15/29 (Call 05/15/29)	282	260,832
3.75%, 03/15/28 (Call 12/15/27)(a)	928	929,496
Rohm & Haas Co., 7.85%, 07/15/29	626	756,809
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	395	339,513
3.75%, 03/15/27 (Call 12/15/26)(a)	435	429,270
4.25%, 01/15/48 (Call 07/15/47)	435	381,162
4.55%, 03/01/29 (Call 12/01/28)	425	422,213
5.25%, 06/01/45 (Call 12/01/44)	287	284,978
SABIC Capital II BV
4.00%, 10/10/23(b)	520	524,395
4.50%, 10/10/28(b)	880	895,682
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)(a)	710	597,807
2.30%, 05/15/30 (Call 02/15/30)	451	391,822
2.90%, 03/15/52 (Call 09/15/51)	585	426,485
2.95%, 08/15/29 (Call 05/15/29)	815	751,467
3.13%, 06/01/24 (Call 04/01/24)	638	637,351
3.30%, 05/15/50 (Call 11/15/49)(a)	425	333,197
3.45%, 08/01/25 (Call 05/01/25)	634	634,304
3.45%, 06/01/27 (Call 03/01/27)(a)	1,140	1,115,496
3.80%, 08/15/49 (Call 02/15/49)	585	498,564
3.95%, 01/15/26 (Call 10/15/25)	490	493,321
4.00%, 12/15/42 (Call 06/15/42)(a)	190	164,455
4.50%, 06/01/47 (Call 12/01/46)	1,047	1,005,446
4.55%, 08/01/45 (Call 02/01/45)	352	327,098
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(a)(b)	635	482,606
4.25%, 05/07/29 (Call 02/07/29)(b)	455	443,557
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	300	259,878
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	444	448,556
Syngenta Finance NV
4.89%, 04/24/25 (Call 02/24/25)(b)	563	565,897
5.18%, 04/24/28 (Call 01/24/28)(b)	710	711,436
Westlake Corp.
0.88%, 08/15/24 (Call 08/15/22)(a)	404	387,556
2.88%, 08/15/41 (Call 02/15/41)	305	228,176
3.13%, 08/15/51 (Call 02/15/51)	450	331,609
3.38%, 06/15/30 (Call 03/15/30)	575	533,578
3.38%, 08/15/61 (Call 02/15/61)	390	280,176
3.60%, 08/15/26 (Call 05/15/26)(a)	558	552,919
4.38%, 11/15/47 (Call 05/15/47)(a)	409	366,161
5.00%, 08/15/46 (Call 02/15/46)(a)	835	831,838
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	1,140	990,187
3.80%, 06/06/26 (Call 03/06/26)(a)(b)	500	492,613
4.75%, 06/01/28 (Call 03/01/28)(b)	1,006	997,470
		95,998,285
Commercial Services — 1.5%
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/31 (Call 08/18/30)(b)	29	25,047

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Adani Ports & Special Economic Zone Ltd.
3.38%, 07/24/24(b)	$400	$393,364
4.00%, 07/30/27 (Call 06/30/27)(b)	10	9,360
4.20%, 08/04/27 (Call 02/04/27)(b)	1,551	1,466,604
4.38%, 07/03/29(a)(b)	810	732,256
5.00%, 08/02/41 (Call 02/02/41)(a)(b)	150	124,778
American University (The), Series 2019, 3.67%, 04/01/49	465	404,295
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	520	462,534
2.45%, 08/12/31 (Call 05/12/31)(b)	798	642,423
4.00%, 05/01/28 (Call 05/01/23)(b)	297	283,568
4.25%, 11/01/29 (Call 11/01/24)(b)	495	463,890
4.38%, 08/15/27 (Call 08/15/22)(a)(b)	1,005	979,945
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	889	741,493
1.70%, 05/15/28 (Call 03/15/28)	860	781,283
3.38%, 09/15/25 (Call 06/15/25)	937	947,304
Banco Santander SA, 3.89%, 05/24/24	600	602,720
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	820	730,568
3.88%, 08/15/30 (Call 05/15/30)	856	794,400
5.25%, 10/01/25 (Call 07/01/25)	460	479,344
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)(a)	160	132,422
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	392	283,658
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	543	412,685
4.32%, 08/01/45	230	224,437
4.70%, 11/01/2111	150	148,629
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	245	247,555
3.70%, 04/01/27 (Call 01/01/27)	766	770,411
4.00%, 05/01/32	340	340,588
6.15%, 08/15/36	25	28,938
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	960	829,593
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(b)	390	364,632
3.91%, 05/31/23(a)(b)	511	512,400
4.85%, 09/26/28(b)	1,160	1,171,600
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(b)	1,613	1,536,886
6.85%, 07/02/37(a)(b)	970	1,053,662
DP World Ltd/United Arab Emirates, 4.70%, 09/30/49 (Call 03/30/49)(b)	480	401,520
Duke University
3.20%, 10/01/38	100	88,889
3.30%, 10/01/46	140	121,351
Series 2020, 2.68%, 10/01/44	475	384,994
Series 2020, 2.76%, 10/01/50(a)	88	67,495
Series 2020, 2.83%, 10/01/55	638	478,083
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(b)	345	331,612
3.85%, 06/15/25 (Call 05/15/25)(b)	280	278,655
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	360	283,251
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	895	741,045
2.60%, 12/01/24 (Call 11/01/24)	945	923,772

Security	Par (000)	Value

Commercial Services (continued)
2.60%, 12/15/25 (Call 11/15/25)	$506	$484,904
3.10%, 05/15/30 (Call 02/15/30)	747	674,640
3.25%, 06/01/26 (Call 03/01/26)	552	533,747
3.95%, 06/15/23 (Call 05/15/23)	219	220,939
7.00%, 07/01/37	275	317,780
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	363	360,575
3.30%, 12/01/26 (Call 09/01/26)(b)	758	733,485
3.80%, 11/01/25 (Call 08/01/25)(b)	884	883,880
3.85%, 11/15/24 (Call 08/15/24)(b)	1,023	1,028,258
4.20%, 11/01/46 (Call 05/01/46)(b)	281	244,854
4.50%, 02/15/45 (Call 08/15/44)(b)	374	336,053
5.63%, 03/15/42(a)(b)	525	547,361
6.70%, 06/01/34(a)(b)	503	584,203
7.00%, 10/15/37(b)	1,201	1,452,317
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	830	748,549
4.25%, 02/01/29 (Call 11/01/28)(b)	570	569,436
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	140	134,089
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(a)	100	72,887
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	69	48,190
George Washington University (The)
4.87%, 09/15/45	240	246,312
Series 2014, 4.30%, 09/15/44	355	341,476
Series 2016, 3.55%, 09/15/46	445	369,783
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	554	519,410
Georgetown University (The)
Series 20A, 2.94%, 04/01/50(a)	285	212,506
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	110	105,861
Series B, 4.32%, 04/01/49 (Call 10/01/48)	431	395,633
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,047	945,547
1.50%, 11/15/24 (Call 10/15/24)	70	66,444
2.15%, 01/15/27 (Call 12/15/26)	415	377,146
2.65%, 02/15/25 (Call 01/15/25)	592	575,442
2.90%, 05/15/30 (Call 02/15/30)	1,123	981,638
2.90%, 11/15/31 (Call 08/15/31)	670	570,393
3.20%, 08/15/29 (Call 05/15/29)	1,389	1,255,386
3.75%, 06/01/23 (Call 03/01/23)	260	261,198
4.00%, 06/01/23 (Call 05/01/23)	356	358,841
4.15%, 08/15/49 (Call 02/15/49)	463	386,455
4.45%, 06/01/28 (Call 03/01/28)	565	559,587
4.80%, 04/01/26 (Call 01/01/26)(a)	720	737,228
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(b)	995	880,773
2.65%, 07/15/31 (Call 04/15/31)(b)	635	516,586
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	150	138,712
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	330	320,734
Series A, 2.81%, 01/01/60 (Call 07/01/59)	335	248,696
KeyCorp, 3.88%, 05/23/25(c)	185	186,679
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	145	131,346
2.41%, 06/01/50 (Call 12/01/49)(a)	615	450,077
3.46%, 05/01/47	5	4,438
3.60%, 05/01/48 (Call 11/01/47)	425	404,439
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	200	170,141
3.89%, 07/01/2116	230	193,037

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
3.96%, 07/01/38	$60	$59,868
4.68%, 07/01/2114	316	322,388
5.60%, 07/01/2111	880	1,073,467
Series F, 2.99%, 07/01/50 (Call 01/01/50)	636	525,513
Series G, 2.29%, 07/01/51 (Call 01/01/51)	410	297,126
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	25	22,535
Moody's Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	190	159,455
2.55%, 08/18/60 (Call 02/18/60)	360	232,437
2.75%, 08/19/41 (Call 02/19/41)	950	723,276
3.10%, 11/29/61 (Call 05/29/61)	670	486,678
3.25%, 01/15/28 (Call 10/15/27)	340	327,868
3.25%, 05/20/50 (Call 11/20/49)	186	144,242
3.75%, 03/24/25 (Call 02/24/25)(a)	133	134,074
3.75%, 02/25/52 (Call 08/25/51)	380	323,619
4.25%, 02/01/29 (Call 11/01/28)	431	434,014
4.88%, 02/15/24 (Call 11/15/23)(a)	330	338,931
4.88%, 12/17/48 (Call 06/17/48)	524	527,965
5.25%, 07/15/44	359	374,364
Nordea Bank Abp, 3.60%, 06/06/25(b)	470	468,830
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	55	41,627
Northwestern University
3.69%, 12/01/38(a)	455	431,399
3.87%, 12/01/48	165	156,239
4.64%, 12/01/44	275	285,214
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	460	416,956
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	445	337,554
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	1,130	1,078,303
2.30%, 06/01/30 (Call 03/01/30)	838	734,295
2.40%, 10/01/24 (Call 09/01/24)(a)	1,159	1,143,405
2.65%, 10/01/26 (Call 08/01/26)	1,204	1,160,235
2.85%, 10/01/29 (Call 07/01/29)	1,538	1,417,967
3.25%, 06/01/50 (Call 12/01/49)(a)	641	502,093
4.40%, 06/01/32	580	587,393
5.05%, 06/01/52 (Call 12/01/51)	635	653,475
5.25%, 06/01/62	850	859,905
Phillips 66 Co., 2.45%, 12/15/24(b)	590	572,038
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(b)	100	93,063
President & Fellows of Harvard College, 3.75%, 11/15/52 (Call 05/15/52)	250	245,605
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	275	204,310
3.15%, 07/15/46 (Call 01/15/46)	361	312,775
3.30%, 07/15/56 (Call 01/15/56)	215	185,355
3.62%, 10/01/37	388	369,289
4.88%, 10/15/40	370	406,438
6.50%, 01/15/39(a)(b)	386	496,704
Quanta Services Inc.
0.95%, 10/01/24 (Call 10/01/22)	1	942
2.35%, 01/15/32 (Call 10/15/31)	320	259,034
2.90%, 10/01/30 (Call 07/01/30)	888	770,756
3.05%, 10/01/41 (Call 04/01/41)	695	512,121
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)(a)	986	893,908
4.00%, 03/18/29 (Call 12/18/28)	665	660,864
4.75%, 05/20/32 (Call 02/20/32)	50	51,464

Security	Par (000)	Value

Commercial Services (continued)
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)(a)	$530	$393,376
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	498	404,443
2.30%, 08/15/60 (Call 02/15/60)(a)	511	326,386
2.45%, 03/01/27 (Call 02/01/27)(b)	255	241,974
2.50%, 12/01/29 (Call 09/01/29)	432	390,953
2.70%, 03/01/29 (Call 01/01/29)(b)	960	890,951
2.90%, 03/01/32 (Call 12/01/31)(b)	575	524,711
2.95%, 01/22/27 (Call 10/22/26)(a)	565	548,875
3.25%, 12/01/49 (Call 06/01/49)	359	297,182
3.70%, 03/01/52 (Call 09/01/51)(b)	875	780,269
3.90%, 03/01/62 (Call 09/01/61)(b)	735	656,667
4.25%, 05/01/29 (Call 02/01/29)(b)	1,993	2,023,382
4.50%, 05/15/48 (Call 11/15/47)	15	14,924
4.75%, 08/01/28 (Call 05/01/28)(b)	1,735	1,804,843
6.55%, 11/15/37	50	62,570
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(a)(b)	814	743,518
2.72%, 04/16/31 (Call 01/16/31)(a)(b)	593	515,767
Southern Co. (The), 5.11%, 08/01/27	500	513,399
Thomas Jefferson University, 3.80%, 11/01/57 (Call 05/01/57)(a)	75	63,116
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(a)(b)	1,044	876,509
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	511	494,224
4.13%, 02/02/26 (Call 11/02/25)(b)	915	919,636
Triton Container International Ltd.
0.80%, 08/01/23(b)	345	333,179
1.15%, 06/07/24 (Call 05/07/24)(b)	610	573,386
2.05%, 04/15/26 (Call 03/15/26)(b)	1,500	1,358,076
3.15%, 06/15/31 (Call 03/15/31)(b)	1,025	869,700
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	360	306,525
Trustees of Boston College, 3.13%, 07/01/52	306	242,690
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	280	263,676
Trustees of Dartmouth College, 3.47%, 06/01/46(a)	240	219,892
Trustees of Princeton University (The)
5.70%, 03/01/39	659	781,450
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	230	176,742
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)(a)	297	225,515
4.67%, 09/01/2112	195	192,723
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	70	52,023
Trustees of Tufts College, Series 2012, 5.02%, 04/15/2112	105	108,930
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)(a)	380	364,709
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)(a)	221	177,349
4.00%, 10/01/53 (Call 04/01/53)	240	227,990
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	624	507,851
Series C, 2.50%, 04/01/50 (Call 10/01/49)	265	191,325
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45(a)	213	194,912
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	464	423,977
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	370	287,819
3.03%, 10/01/39	566	487,556

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.25%, 10/01/2111	$425	$454,779
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	470	438,234
Series 21A, 2.90%, 10/01/51 (Call 04/01/51)	270	208,799
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	25	16,659
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)(a)	644	517,911
4.00%, 06/15/25 (Call 03/15/25)	882	892,807
4.13%, 03/15/29 (Call 12/15/28)(a)	763	750,166
5.50%, 06/15/45 (Call 12/15/44)	219	227,579
Volkswagen Group Amer Fin LLC, 4.35%, 06/08/27(b)	1,300	1,299,077
Volkswagen Group of America Finance LLC, 3.95%, 06/06/25(b)	1,300	1,298,434
Washington University (The), 3.52%, 04/15/54 (Call 10/15/53)	250	217,486
Wesleyan University, 4.78%, 07/01/2116(a)	325	300,025
William Marsh Rice University
3.57%, 05/15/45	185	167,120
3.77%, 05/15/55(a)	210	199,196
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(a)	145	136,690
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	245	208,557
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	432	319,498
		98,638,093
Computers — 2.0%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	785	672,948
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,015	942,368
0.70%, 02/08/26 (Call 01/08/26)	2,088	1,926,254
1.13%, 05/11/25 (Call 04/11/25)	2,211	2,103,892
1.20%, 02/08/28 (Call 12/08/27)	1,340	1,196,327
1.25%, 08/20/30 (Call 05/20/30)	1,082	907,744
1.40%, 08/05/28 (Call 06/05/28)	880	783,914
1.65%, 05/11/30 (Call 02/11/30)	1,930	1,681,202
1.65%, 02/08/31 (Call 11/08/30)	1,763	1,516,886
1.70%, 08/05/31 (Call 05/05/31)	700	599,332
1.80%, 09/11/24 (Call 08/11/24)	1,137	1,115,826
2.05%, 09/11/26 (Call 07/11/26)	1,794	1,718,001
2.20%, 09/11/29 (Call 06/11/29)	2,071	1,904,166
2.38%, 02/08/41 (Call 08/08/40)(a)	1,593	1,260,122
2.40%, 08/20/50 (Call 02/20/50)	1,216	892,191
2.45%, 08/04/26 (Call 05/04/26)	1,660	1,615,904
2.50%, 02/09/25(a)	1,349	1,337,165
2.55%, 08/20/60 (Call 02/20/60)	1,521	1,097,790
2.65%, 05/11/50 (Call 11/11/49)	2,470	1,925,093
2.65%, 02/08/51 (Call 08/08/50)	2,301	1,779,757
2.70%, 08/05/51 (Call 02/05/51)	1,585	1,240,099
2.75%, 01/13/25 (Call 11/13/24)	1,711	1,707,224
2.80%, 02/08/61 (Call 08/08/60)	1,479	1,105,676
2.85%, 05/11/24 (Call 03/11/24)	1,327	1,332,055
2.85%, 08/05/61 (Call 02/05/61)	1,150	874,371
2.90%, 09/12/27 (Call 06/12/27)	1,738	1,705,127
2.95%, 09/11/49 (Call 03/11/49)	1,172	960,226
3.00%, 02/09/24 (Call 12/09/23)	1,058	1,064,630
3.00%, 06/20/27 (Call 03/20/27)	1,335	1,325,646
3.00%, 11/13/27 (Call 08/13/27)(a)	1,483	1,464,168
3.20%, 05/13/25	1,770	1,786,188
3.20%, 05/11/27 (Call 02/11/27)(a)	2,301	2,299,697
3.25%, 02/23/26 (Call 11/23/25)	2,076	2,088,124
3.35%, 02/09/27 (Call 11/09/26)	1,971	1,986,228
3.45%, 05/06/24	1,263	1,282,170

Security	Par (000)	Value

Computers (continued)
3.45%, 02/09/45(a)	$1,898	$1,713,310
3.75%, 09/12/47 (Call 03/12/47)	985	926,882
3.75%, 11/13/47 (Call 05/13/47)	1,137	1,078,124
3.85%, 05/04/43	2,694	2,585,984
3.85%, 08/04/46 (Call 02/04/46)	2,046	1,966,482
4.25%, 02/09/47 (Call 08/09/46)	869	882,933
4.38%, 05/13/45	1,471	1,512,080
4.45%, 05/06/44(a)	889	924,240
4.50%, 02/23/36 (Call 08/23/35)(a)	1,155	1,241,519
4.65%, 02/23/46 (Call 08/23/45)(a)	3,049	3,276,728
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)(b)	825	739,693
2.30%, 09/14/31 (Call 06/14/31)(b)	815	666,013
Dell Inc.
5.40%, 09/10/40(a)	985	909,913
6.50%, 04/15/38	1,087	1,127,431
7.10%, 04/15/28(a)	905	1,004,550
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	405	303,522
3.45%, 12/15/51 (Call 06/15/51)(b)	447	324,008
4.00%, 07/15/24 (Call 06/15/24)	870	878,596
4.90%, 10/01/26 (Call 08/01/26)	1,306	1,332,781
5.30%, 10/01/29 (Call 07/01/29)	1,017	1,032,967
5.45%, 06/15/23 (Call 04/15/23)	817	833,134
5.85%, 07/15/25 (Call 06/15/25)	1,340	1,408,299
6.02%, 06/15/26 (Call 03/15/26)	2,307	2,436,045
6.10%, 07/15/27 (Call 05/15/27)	176	187,818
6.20%, 07/15/30 (Call 04/15/30)	1,292	1,385,455
8.10%, 07/15/36 (Call 01/15/36)	783	947,086
8.35%, 07/15/46 (Call 01/15/46)	276	363,702
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	895	801,487
2.38%, 09/15/28 (Call 07/15/28)(a)	510	448,878
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	719	643,959
2.20%, 03/15/31 (Call 12/15/30)	715	592,978
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	338	336,307
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	254	233,260
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	1,076	1,045,517
1.75%, 04/01/26 (Call 03/01/26)	712	658,992
4.45%, 10/02/23 (Call 09/02/23)	651	662,940
4.90%, 10/15/25 (Call 07/15/25)	2,570	2,654,468
6.20%, 10/15/35 (Call 04/15/35)(a)	775	852,435
6.35%, 10/15/45 (Call 04/15/45)	1,071	1,144,356
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	895	805,265
2.20%, 06/17/25 (Call 05/17/25)	1,411	1,347,225
2.65%, 06/17/31 (Call 03/17/31)	1,010	843,029
3.00%, 06/17/27 (Call 04/17/27)(a)	687	650,417
3.40%, 06/17/30 (Call 03/17/30)	865	778,128
4.00%, 04/15/29 (Call 02/15/29)	1,090	1,042,634
4.20%, 04/15/32 (Call 01/15/32)	940	876,031
6.00%, 09/15/41(a)	900	950,614
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	827	756,751
1.95%, 05/15/30 (Call 02/15/30)	1,475	1,264,258
2.20%, 02/09/27 (Call 01/09/27)	320	301,268

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.72%, 02/09/32 (Call 11/09/31)	$555	$494,061
2.85%, 05/15/40 (Call 11/15/39)	684	540,836
2.95%, 05/15/50 (Call 11/15/49)	772	583,285
3.00%, 05/15/24	2,236	2,239,412
3.30%, 05/15/26	1,599	1,589,681
3.30%, 01/27/27(a)	750	742,640
3.38%, 08/01/23	730	735,809
3.43%, 02/09/52 (Call 08/09/51)	255	206,231
3.45%, 02/19/26(a)	1,024	1,022,526
3.50%, 05/15/29	2,106	2,033,778
3.63%, 02/12/24(a)	1,409	1,424,673
4.00%, 06/20/42(a)	723	654,506
4.15%, 05/15/39	1,524	1,433,511
4.25%, 05/15/49	2,333	2,176,937
4.70%, 02/19/46	725	712,723
5.60%, 11/30/39	695	764,801
5.88%, 11/29/32	1,208	1,383,501
6.22%, 08/01/27	1,042	1,161,986
6.50%, 01/15/28	298	335,549
7.00%, 10/30/25	967	1,080,735
7.13%, 12/01/96(a)	350	463,214
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)(b)	735	641,656
2.70%, 10/15/28 (Call 08/15/28)(a)(b)	865	717,323
3.15%, 10/15/31 (Call 07/15/31)(b)	670	513,870
4.10%, 10/15/41 (Call 04/15/41)(a)(b)	447	311,681
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	1,242	1,030,609
3.63%, 05/15/25 (Call 04/15/25)	642	638,155
4.38%, 05/15/30 (Call 02/15/30)	915	889,042
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(a)(b)	300	261,921
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	562	532,634
2.38%, 06/22/27 (Call 04/22/27)(a)	580	541,052
2.70%, 06/22/30 (Call 03/22/30)	743	648,562
3.30%, 09/29/24 (Call 07/29/24)	958	955,882
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	813	696,139
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	815	697,848
3.10%, 02/01/32 (Call 11/01/31)(a)	640	518,099
4.75%, 02/15/26 (Call 11/15/25)(a)	2,035	2,034,735
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(b)	50	45,239
		134,333,845
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
3.25%, 03/15/24	545	550,021
3.70%, 08/01/47 (Call 02/01/47)(a)	447	414,888
4.00%, 08/15/45	706	673,513
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)(a)	610	523,333
2.00%, 12/01/24 (Call 11/01/24)(a)	636	622,935
2.38%, 12/01/29 (Call 09/01/29)	597	540,860
2.60%, 04/15/30 (Call 01/15/30)(a)	635	580,921
3.13%, 12/01/49 (Call 06/01/49)	634	520,055
3.15%, 03/15/27 (Call 12/15/26)	440	434,074
3.70%, 08/15/42	377	330,046
4.15%, 03/15/47 (Call 09/15/46)	735	704,983
4.38%, 06/15/45 (Call 12/15/44)	314	306,855
6.00%, 05/15/37(a)	336	394,598

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(b)	$1,140	$1,127,162
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27 (Call 02/24/27)(b)	940	920,571
3.38%, 03/24/29 (Call 01/24/29)(b)	785	749,376
3.63%, 03/24/32 (Call 12/24/31)(b)	1,290	1,234,358
4.00%, 03/24/52 (Call 09/24/51)(b)	690	623,913
Procter & Gamble Co. (The)
0.55%, 10/29/25(a)	728	673,108
1.00%, 04/23/26	470	434,650
1.20%, 10/29/30	1,172	977,372
1.90%, 02/01/27	105	99,559
1.95%, 04/23/31	1,030	908,089
2.30%, 02/01/32	575	520,106
2.45%, 11/03/26	1,133	1,099,476
2.70%, 02/02/26(a)	694	687,893
2.80%, 03/25/27	694	680,112
2.85%, 08/11/27	562	551,291
3.00%, 03/25/30	1,585	1,523,474
3.10%, 08/15/23	334	336,666
3.50%, 10/25/47	350	321,480
3.55%, 03/25/40	975	910,778
3.60%, 03/25/50(a)	385	362,415
5.50%, 02/01/34	175	199,600
5.55%, 03/05/37	142	166,261
5.80%, 08/15/34(a)	15	17,662
Unilever Capital Corp.
0.38%, 09/14/23	125	121,698
0.63%, 08/12/24 (Call 08/12/22)	320	303,989
1.38%, 09/14/30 (Call 06/14/30)	585	482,701
1.75%, 08/12/31 (Call 05/12/31)	730	615,141
2.00%, 07/28/26(a)	655	619,483
2.13%, 09/06/29 (Call 06/06/29)(a)	755	674,451
2.60%, 05/05/24 (Call 03/05/24)	1,024	1,019,397
2.90%, 05/05/27 (Call 02/05/27)	955	927,833
3.10%, 07/30/25	720	719,686
3.25%, 03/07/24 (Call 02/07/24)(a)	661	666,187
3.38%, 03/22/25 (Call 01/22/25)	505	508,703
3.50%, 03/22/28 (Call 12/22/27)	1,415	1,406,145
5.90%, 11/15/32	519	604,239
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	815	603,399
		30,995,506
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	863	772,517
4.50%, 10/24/28 (Call 07/24/28)(b)	823	818,755
4.65%, 04/20/32 (Call 01/20/32)(b)	300	294,796
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(b)	450	406,413
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	613	590,521
3.75%, 05/15/46 (Call 11/15/45)(a)	680	599,838
4.20%, 05/15/47 (Call 11/15/46)	331	312,313
4.60%, 06/15/45 (Call 12/15/44)	788	776,556
		4,571,709
Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	700	672,288
1.65%, 10/29/24 (Call 09/29/24)	2,490	2,334,267
1.75%, 01/30/26 (Call 12/30/25)	660	589,349

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.45%, 10/29/26 (Call 09/29/26)	$1,705	$1,524,581
2.88%, 08/14/24 (Call 07/14/24)(a)	755	730,836
3.00%, 10/29/28 (Call 08/29/28)	3,275	2,873,578
3.15%, 02/15/24 (Call 01/15/24)	776	757,112
3.30%, 01/30/32 (Call 10/30/31)(a)	2,840	2,396,394
3.40%, 10/29/33 (Call 07/29/33)	1,280	1,054,791
3.50%, 01/15/25 (Call 11/15/24)	660	639,773
3.65%, 07/21/27 (Call 04/21/27)	677	631,326
3.85%, 10/29/41 (Call 04/29/41)	1,450	1,132,500
3.88%, 01/23/28 (Call 10/23/27)	933	864,963
4.13%, 07/03/23 (Call 06/03/23)	598	597,519
4.45%, 10/01/25 (Call 08/01/25)	805	791,891
4.45%, 04/03/26 (Call 02/03/26)	385	376,685
4.50%, 09/15/23 (Call 08/15/23)	927	930,197
4.63%, 10/15/27 (Call 08/15/27)	568	551,249
4.88%, 01/16/24 (Call 12/16/23)	875	881,252
6.50%, 07/15/25 (Call 06/15/25)	532	555,302
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	270	252,935
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	415	383,925
3.50%, 08/01/25	210	210,201
4.25%, 02/15/24	280	284,259
AIG Global Funding
0.45%, 12/08/23(a)(b)	527	504,757
0.65%, 06/17/24(a)(b)	864	819,087
0.80%, 07/07/23(a)(b)	377	369,102
0.90%, 09/22/25(b)	782	713,523
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	525	498,111
0.80%, 08/18/24 (Call 07/18/24)	455	424,451
1.88%, 08/15/26 (Call 07/15/26)	428	381,877
2.10%, 09/01/28 (Call 07/01/28)	625	530,369
2.20%, 01/15/27 (Call 12/15/26)	172	153,807
2.30%, 02/01/25 (Call 01/01/25)(a)	832	789,259
2.88%, 01/15/26 (Call 12/15/25)(a)	1,409	1,326,022
2.88%, 01/15/32 (Call 10/15/31)	50	41,428
3.00%, 09/15/23 (Call 07/15/23)	699	692,979
3.00%, 02/01/30 (Call 11/01/29)	940	801,010
3.13%, 12/01/30 (Call 09/01/30)	644	550,275
3.25%, 03/01/25 (Call 01/01/25)	803	779,531
3.25%, 10/01/29 (Call 07/01/29)(a)	805	704,842
3.38%, 07/01/25 (Call 06/01/25)	586	567,903
3.63%, 04/01/27 (Call 01/01/27)	568	538,549
3.63%, 12/01/27 (Call 09/01/27)(a)	905	849,418
3.75%, 06/01/26 (Call 04/01/26)	936	903,299
3.88%, 07/03/23 (Call 06/03/23)	317	317,965
4.25%, 02/01/24 (Call 01/01/24)	601	603,369
4.25%, 09/15/24 (Call 06/15/24)	670	670,407
4.63%, 10/01/28 (Call 07/01/28)	735	711,721
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(b)	200	173,548
4.13%, 05/01/24 (Call 02/01/24)	201	198,577
4.25%, 06/15/26 (Call 04/15/26)	710	676,854
4.40%, 09/25/23 (Call 08/25/23)	573	573,552
5.25%, 08/11/25 (Call 07/11/25)(b)	957	954,574
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	760	742,847
2.20%, 11/02/28 (Call 09/02/28)(a)	630	535,316
3.05%, 06/05/23 (Call 05/05/23)(a)	409	409,217
3.88%, 05/21/24 (Call 04/21/24)	856	860,452

Security	Par (000)	Value

Diversified Financial Services (continued)
4.63%, 03/30/25	$439	$446,496
5.13%, 09/30/24	1,129	1,164,565
5.80%, 05/01/25 (Call 04/01/25)(a)	622	650,282
8.00%, 11/01/31	2,415	2,824,197
American Express Co.
0.75%, 11/03/23	200	194,756
1.65%, 11/04/26 (Call 10/04/26)(a)	635	584,963
2.25%, 03/04/25 (Call 02/01/25)(a)	585	569,247
2.50%, 07/30/24 (Call 06/30/24)	1,994	1,966,784
2.55%, 03/04/27 (Call 02/01/27)	990	941,070
3.00%, 10/30/24 (Call 09/29/24)(a)	1,569	1,564,985
3.13%, 05/20/26 (Call 04/20/26)	888	874,785
3.30%, 05/03/27	1,224	1,197,011
3.38%, 05/03/24	190	190,710
3.40%, 02/22/24 (Call 01/22/24)	1,312	1,317,449
3.63%, 12/05/24 (Call 11/04/24)	509	511,315
3.70%, 08/03/23 (Call 07/03/23)	812	822,071
4.05%, 05/03/29 (Call 03/03/29)	485	485,936
4.05%, 12/03/42	1,065	989,286
4.20%, 11/06/25 (Call 10/06/25)	783	804,459
5.00%, 05/26/33(c)	215	223,073
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	130	127,253
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	411	399,222
3.00%, 04/02/25 (Call 03/02/25)	314	311,041
3.70%, 10/15/24(a)	525	531,360
4.00%, 10/15/23	1,076	1,092,189
4.50%, 05/13/32	380	384,738
Andrew W Mellon Foundation (The), Series 2020, 0.90%, 08/01/27 (Call 06/01/27)(a)	900	799,389
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(a)(b)	605	514,349
3.75%, 07/15/27 (Call 06/15/27)(b)	510	456,015
3.95%, 07/15/26 (Call 06/15/26)(b)	640	580,102
6.00%, 08/15/23 (Call 07/15/23)(b)	107	108,797
Apollo Management Holdings LP
4.00%, 05/30/24(b)	279	278,984
4.95%, 01/14/50 (Call 12/17/24)(b)(c)	130	119,219
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(b)	590	537,758
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26)(b)(c)	740	636,322
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(b)	85	63,227
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(a)(b)	435	388,911
1.95%, 09/20/26 (Call 08/20/26)(b)	870	762,524
3.50%, 11/01/27 (Call 07/01/27)(a)(b)	1,185	1,090,829
3.88%, 05/01/23 (Call 04/01/23)(b)	234	233,501
4.13%, 08/01/25 (Call 06/01/25)(b)	695	677,759
4.38%, 01/30/24 (Call 12/30/23)(b)	385	382,953
4.88%, 10/01/25 (Call 07/01/25)(b)	394	392,377
5.50%, 12/15/24 (Call 11/15/24)(b)	490	498,281
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	747	667,210
2.53%, 11/18/27 (Call 10/18/27)(a)(b)	1,393	1,202,558
2.75%, 02/21/28 (Call 12/21/27)(b)	560	483,412
2.88%, 02/15/25 (Call 01/15/25)(b)	750	705,223
3.25%, 02/15/27 (Call 12/15/26)(b)	545	496,584

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.95%, 07/01/24 (Call 06/01/24)(b)	$727	$710,680
4.25%, 04/15/26 (Call 03/15/26)(b)	717	686,003
4.38%, 05/01/26 (Call 03/01/26)(b)	640	615,979
5.13%, 10/01/23 (Call 09/01/23)(b)	95	95,838
5.25%, 05/15/24 (Call 04/15/24)(b)	780	782,929
5.50%, 01/15/26 (Call 12/15/25)(b)	608	606,791
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	412	406,588
4.38%, 12/15/25 (Call 09/15/25)	376	372,585
5.38%, 07/24/23	95	96,501
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)	568	457,772
1.63%, 08/05/28 (Call 06/05/28)(b)	310	267,293
2.00%, 01/30/32 (Call 10/30/31)(b)	653	536,025
2.50%, 01/10/30 (Call 10/10/29)(b)	448	398,278
2.55%, 03/30/32 (Call 12/30/31)(b)	335	287,373
2.80%, 09/30/50 (Call 03/30/50)(b)	331	232,928
2.85%, 08/05/51 (Call 02/05/51)(b)	380	269,190
3.15%, 10/02/27 (Call 07/02/27)(b)	1,347	1,290,700
3.20%, 01/30/52 (Call 07/30/51)(a)(b)	460	355,221
3.50%, 09/10/49 (Call 03/10/49)(b)	520	420,106
4.00%, 10/02/47 (Call 04/02/47)(b)	444	394,609
4.45%, 07/15/45(b)	340	317,008
5.00%, 06/15/44(b)	342	343,215
6.25%, 08/15/42(b)	311	348,943
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	868	691,025
4.13%, 10/07/51 (Call 04/07/51)(b)	415	283,981
4.38%, 02/15/32 (Call 11/15/31)(b)	470	407,795
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	480	411,256
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	591	528,871
3.25%, 04/29/25 (Call 03/29/25)(b)	522	514,804
3.50%, 10/10/24 (Call 09/10/24)(b)	1,401	1,396,615
3.50%, 09/18/27 (Call 06/18/27)(b)	925	894,117
3.88%, 04/27/26 (Call 01/27/26)(b)	1,270	1,256,576
BOC Aviation USA Corp., 1.63%, 04/29/24 (Call 03/29/24)(b)	292	281,440
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	430	356,153
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)(a)	515	447,237
3.50%, 03/30/51 (Call 09/30/50)	505	390,951
3.63%, 02/15/52 (Call 08/15/51)	515	398,406
3.90%, 01/25/28 (Call 10/25/27)	804	785,597
4.00%, 04/01/24 (Call 02/01/24)	1,124	1,137,800
4.25%, 06/02/26 (Call 03/02/26)	532	535,809
4.35%, 04/15/30 (Call 01/15/30)	729	718,942
4.70%, 09/20/47 (Call 03/20/47)	678	635,317
4.85%, 03/29/29 (Call 12/29/28)	761	779,360
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	559	426,014
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(b)	500	488,430
4.88%, 05/01/24 (Call 04/01/24)(b)	735	750,104
Capital One Bank USA N.A., 2.28%, 01/28/26 (Call 01/28/25), (SOFR + 0.911%)(c)	230	220,520
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(c)	588	567,487
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(c)	1,176	1,053,532
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(c)	829	657,243

Security	Par (000)	Value

Diversified Financial Services (continued)
2.62%, 11/02/32 (Call 11/02/31), (SOFR + 1.265%)(c)	$1,080	$890,623
2.64%, 03/03/26 (Call 03/03/25), (SOFR + 1.290%)(c)	1,230	1,185,683
3.20%, 02/05/25 (Call 01/05/25)	825	815,652
3.27%, 03/01/30 (Call 03/01/29), (SOFR + 1.790%)(c)	1,170	1,064,153
3.30%, 10/30/24 (Call 09/30/24)	1,464	1,454,314
3.50%, 06/15/23	440	442,274
3.65%, 05/11/27 (Call 04/11/27)	767	746,768
3.75%, 04/24/24 (Call 03/24/24)(a)	934	938,175
3.75%, 07/28/26 (Call 06/28/26)	1,350	1,320,830
3.75%, 03/09/27 (Call 02/09/27)	1,082	1,064,505
3.80%, 01/31/28 (Call 12/31/27)	724	701,048
3.90%, 01/29/24 (Call 12/29/23)(a)	938	947,480
4.20%, 10/29/25 (Call 09/29/25)	992	997,861
4.25%, 04/30/25 (Call 03/31/25)(a)	538	542,734
4.93%, 05/10/28 (Call 05/10/27), (SOFR + 2.057%)(c)	690	701,119
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	423	351,911
3.00%, 03/16/32 (Call 12/16/31)	840	772,851
3.65%, 01/12/27 (Call 10/12/26)	856	854,747
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	1,150	1,111,434
0.90%, 03/11/26 (Call 02/11/26)(a)	1,002	911,858
1.15%, 05/13/26 (Call 04/13/26)	1,135	1,038,733
1.65%, 03/11/31 (Call 12/11/30)	704	577,640
1.95%, 12/01/31 (Call 09/01/31)(a)	557	463,247
2.00%, 03/20/28 (Call 01/20/28)	1,075	978,567
2.30%, 05/13/31 (Call 02/13/31)	585	506,414
2.45%, 03/03/27 (Call 02/03/27)	320	304,373
2.75%, 10/01/29 (Call 07/01/29)	867	796,668
2.90%, 03/03/32 (Call 12/03/31)	1,235	1,115,559
3.00%, 03/10/25 (Call 12/10/24)	311	309,761
3.20%, 03/02/27 (Call 12/02/26)(a)	507	497,109
3.20%, 01/25/28 (Call 10/25/27)	330	320,780
3.25%, 05/22/29 (Call 02/22/29)(a)	677	644,492
3.30%, 04/01/27 (Call 01/01/27)(a)	929	919,401
3.45%, 02/13/26 (Call 11/13/25)	730	729,647
3.55%, 02/01/24 (Call 01/01/24)	859	867,713
3.63%, 04/01/25 (Call 01/01/25)	481	482,923
3.75%, 04/01/24 (Call 03/02/24)	90	91,170
3.85%, 05/21/25 (Call 03/21/25)	239	242,956
4.00%, 02/01/29 (Call 11/01/28)	624	625,429
4.20%, 03/24/25 (Call 02/24/25)	800	819,863
4.63%, 03/22/30 (Call 12/22/29)	155	160,278
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(b)	690	713,039
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	1,995	2,011,470
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	875	722,520
4.10%, 06/15/51 (Call 12/15/50)(a)	735	523,180
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(b)	465	431,312
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(a)(b)	818	817,200
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 09/07/22)(a)	5	4,721
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	515	469,829
3.00%, 03/15/25 (Call 12/15/24)	888	885,123
3.75%, 06/15/28 (Call 03/15/28)	1,097	1,099,203
4.15%, 06/15/48 (Call 12/15/47)(a)	306	297,340
5.30%, 09/15/43 (Call 03/15/43)	716	794,772
Credit Suisse USA Inc., 7.13%, 07/15/32	1,644	1,939,541
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(b)	505	478,624

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)(a)	$492	$491,511
3.95%, 11/06/24 (Call 08/06/24)	805	805,462
4.10%, 02/09/27 (Call 11/09/26)	1,057	1,047,598
4.50%, 01/30/26 (Call 11/30/25)(a)	531	534,986
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 3.88%, 02/15/26 (Call 12/15/25)(b)	723	669,010
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	321	314,303
FMR LLC
5.15%, 02/01/43(b)	55	55,592
6.45%, 11/15/39(a)(b)	820	951,122
7.57%, 06/15/29(b)	380	449,589
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	412	332,637
2.85%, 03/30/25(a)	442	435,826
2.95%, 08/12/51 (Call 02/12/51)(a)	415	301,868
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	225	222,329
Invesco Finance PLC
3.75%, 01/15/26	773	771,885
4.00%, 01/30/24	476	481,245
5.38%, 11/30/43	385	387,574
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	590	608,356
Jefferies Financial Group Inc., 6.63%, 10/23/43 (Call 07/23/43)(a)	340	348,905
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)(a)	350	283,069
6.25%, 01/15/36	665	692,151
6.45%, 06/08/27	457	495,063
6.50%, 01/20/43	319	335,527
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	382	313,559
4.15%, 01/23/30(a)	696	653,721
4.85%, 01/15/27	778	791,065
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(b)	775	791,873
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	470	453,675
3.75%, 02/13/25	106	105,604
4.38%, 03/11/29 (Call 12/11/28)(a)	682	664,961
4.50%, 09/19/28 (Call 06/19/28)	731	722,450
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	393	380,771
Legg Mason Inc.
3.95%, 07/15/24	466	472,416
4.75%, 03/15/26	640	664,177
5.63%, 01/15/44	361	387,344
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	565	537,658
1.38%, 04/06/26 (Call 03/06/26)(b)	807	734,343
2.00%, 04/06/28 (Call 02/06/28)(b)	1,068	953,783
2.50%, 04/06/31 (Call 01/06/31)(b)	1,195	1,046,647
3.20%, 04/06/41 (Call 10/06/40)(b)	891	728,664
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	595	520,665
2.00%, 03/03/25 (Call 02/03/25)(a)	751	733,281
2.00%, 11/18/31 (Call 08/18/31)	980	845,700
2.95%, 11/21/26 (Call 08/21/26)	473	467,636
2.95%, 06/01/29 (Call 03/01/29)	923	884,663
2.95%, 03/15/51 (Call 09/15/50)	446	360,160

Security	Par (000)	Value

Diversified Financial Services (continued)
3.30%, 03/26/27 (Call 01/26/27)	$1,028	$1,027,648
3.35%, 03/26/30 (Call 12/26/29)	810	788,432
3.38%, 04/01/24	1,107	1,118,852
3.50%, 02/26/28 (Call 11/26/27)(a)	1,086	1,084,461
3.65%, 06/01/49 (Call 12/01/48)	827	754,808
3.80%, 11/21/46 (Call 05/21/46)	595	551,653
3.85%, 03/26/50 (Call 09/26/49)	1,314	1,230,755
3.95%, 02/26/48 (Call 08/26/47)	405	385,046
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(a)(b)	400	400,932
3.64%, 04/13/25 (Call 03/13/25)(b)	720	718,214
3.96%, 09/19/23 (Call 08/19/23)(b)	800	806,662
3.97%, 04/13/30 (Call 01/13/30)(a)(b)	10	9,962
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	511	501,837
4.50%, 06/20/28 (Call 03/20/28)	680	689,783
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	1,026	825,701
2.50%, 12/21/40 (Call 06/21/40)	360	255,202
3.25%, 04/28/50 (Call 10/28/49)	585	442,697
3.85%, 06/30/26 (Call 03/30/26)(a)	601	602,604
3.95%, 03/07/52 (Call 09/07/51)	430	363,725
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(b)	435	443,805
4.88%, 04/15/45 (Call 10/15/44)(a)(b)	300	282,313
Nomura Holdings Inc.
1.65%, 07/14/26	1,400	1,260,543
1.85%, 07/16/25	1,326	1,239,606
2.17%, 07/14/28	869	758,976
2.33%, 01/22/27	930	848,684
2.60%, 01/16/25	1,500	1,455,273
2.61%, 07/14/31	680	566,766
2.68%, 07/16/30	1,219	1,041,129
2.71%, 01/22/29	940	836,894
3.00%, 01/22/32	1,005	859,608
3.10%, 01/16/30	910	811,378
Nuveen Finance LLC, 4.13%, 11/01/24(b)	835	844,374
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	1,165	1,163,023
ORIX Corp.
2.25%, 03/09/31(a)	575	491,493
3.25%, 12/04/24	1,052	1,045,835
3.70%, 07/18/27	480	474,085
4.00%, 04/13/32	430	423,219
4.05%, 01/16/24(a)	88	89,129
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(b)	926	934,442
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(b)	555	550,549
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	500	505,478
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	881	793,199
6.15%, 12/06/28(a)(b)	300	318,042
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(a)	670	578,784
4.65%, 04/01/30 (Call 01/01/30)	657	666,910
4.95%, 07/15/46	434	438,654
REC Ltd., 5.25%, 11/13/23(b)	410	417,689
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	355	336,805
4.25%, 07/18/24(a)	875	891,371
SURA Asset Management SA, 4.38%, 04/11/27(b)	70	68,390

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	$580	$470,915
3.70%, 08/04/26 (Call 05/04/26)	1,112	1,073,677
3.95%, 12/01/27 (Call 09/01/27)	771	735,291
4.25%, 08/15/24 (Call 05/15/24)	1,938	1,941,206
4.38%, 03/19/24 (Call 02/19/24)	554	558,421
4.50%, 07/23/25 (Call 04/23/25)	579	577,087
5.15%, 03/19/29 (Call 12/19/28)	763	753,577
UBS Group AG, 4.49%, 05/12/26(b)(c)	460	464,570
USAA Capital Corp.
0.50%, 05/01/24(a)(b)	755	722,988
2.13%, 05/01/30 (Call 02/01/30)(b)	430	379,433
3.38%, 05/01/25(b)	1,720	1,721,246
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	529	467,939
1.10%, 02/15/31 (Call 11/15/30)	947	771,885
1.90%, 04/15/27 (Call 02/15/27)(a)	1,520	1,430,572
2.00%, 08/15/50 (Call 02/15/50)	1,872	1,276,783
2.05%, 04/15/30 (Call 01/15/30)	1,531	1,367,688
2.70%, 04/15/40 (Call 10/15/39)	958	803,227
2.75%, 09/15/27 (Call 06/15/27)	635	618,333
3.15%, 12/14/25 (Call 09/14/25)	2,229	2,231,642
3.65%, 09/15/47 (Call 03/15/47)	870	797,621
4.15%, 12/14/35 (Call 06/14/35)	1,484	1,526,480
4.30%, 12/14/45 (Call 06/14/45)(a)	2,533	2,586,665
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)(a)	579	522,970
2.75%, 03/15/31 (Call 12/15/30)	271	229,864
2.85%, 01/10/25 (Call 12/10/24)	802	781,591
4.25%, 06/09/23 (Call 05/09/23)(a)	106	107,389
6.20%, 11/17/36	503	519,731
6.20%, 06/21/40(a)	305	305,315
		229,405,202
Electric — 7.9%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	1,015	918,068
3.40%, 04/29/51 (Call 10/29/50)(a)(b)	450	374,255
4.00%, 10/03/49(a)(b)	580	537,225
4.38%, 04/23/25(b)	1,528	1,557,353
4.38%, 06/22/26(b)	440	451,306
4.88%, 04/23/30(b)	442	469,321
6.50%, 10/27/36(a)(b)	794	957,232
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(a)(b)	100	102,976
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(b)	300	246,905
3.95%, 02/12/30(b)	350	298,621
Adani Transmission Step-One Ltd.
4.00%, 08/03/26(b)	550	526,046
4.25%, 05/21/36(b)	438	377,372
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	360	284,501
3.80%, 10/01/47 (Call 04/01/47)(a)	410	344,741
3.85%, 10/01/25 (Call 07/01/25)(b)	271	271,076
3.95%, 06/01/28 (Call 03/01/28)	339	337,550
4.70%, 05/15/32 (Call 02/15/32)	200	203,708
5.25%, 05/15/52 (Call 11/15/51)	200	213,147
Series E, 6.65%, 02/15/33	329	378,677
Series G, 4.15%, 05/01/49 (Call 11/01/48)	440	388,745
Series H, 3.45%, 01/15/50 (Call 07/15/49)	444	353,111

Security	Par (000)	Value

Electric (continued)
Series I, 2.10%, 07/01/30 (Call 04/01/30)	$462	$392,318
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	440	430,668
3.15%, 09/15/49 (Call 03/15/49)(a)	245	193,200
3.75%, 12/01/47 (Call 06/01/47)	359	314,464
3.80%, 06/15/49 (Call 12/15/48)	345	304,651
4.00%, 12/01/46 (Call 06/01/46)(a)	600	548,295
4.25%, 09/15/48 (Call 03/15/48)	475	451,910
Series M, 3.65%, 04/01/50 (Call 10/01/49)	225	192,806
Series N, 2.75%, 08/15/51 (Call 02/15/51)	252	185,614
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	895	808,592
2.45%, 01/15/31 (Call 10/15/30)(a)	715	595,111
3.30%, 07/15/25 (Call 06/15/25)(b)	892	868,077
3.95%, 07/15/30 (Call 04/15/30)(b)	604	560,331
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(b)	680	622,200
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	205	201,487
3.00%, 03/15/52 (Call 09/15/51)	445	341,078
3.05%, 03/15/32 (Call 12/15/31)(a)	230	214,737
3.13%, 07/15/51 (Call 01/15/51)	615	479,581
3.45%, 10/01/49 (Call 04/01/49)	489	401,525
3.75%, 03/01/45 (Call 09/01/44)	221	190,873
3.85%, 12/01/42	370	327,001
4.10%, 01/15/42	320	291,041
4.15%, 08/15/44 (Call 02/15/44)(a)	386	354,455
4.30%, 01/02/46 (Call 07/02/45)	460	431,024
5.50%, 03/15/41	185	199,295
5.70%, 02/15/33	190	211,964
6.00%, 03/01/39(a)	506	573,355
6.13%, 05/15/38(a)	190	217,770
Series 11-C, 5.20%, 06/01/41	346	356,219
Series 13-A, 3.55%, 12/01/23	123	124,166
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)(a)	660	546,578
Series A, 4.30%, 07/15/48 (Call 01/15/48)	561	525,243
Series B, 3.70%, 12/01/47 (Call 06/01/47)	526	454,218
Alexander Funding Trust, 1.84%, 11/15/23(b)	596	574,170
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(b)	982	747,810
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(b)	435	402,843
3.75%, 06/15/23 (Call 05/15/23)(b)	351	351,268
4.25%, 06/15/28 (Call 03/15/28)(b)	390	388,891
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)(a)	550	486,709
1.95%, 03/15/27 (Call 02/15/27)	1,095	1,002,014
2.50%, 09/15/24 (Call 08/15/24)	460	450,862
3.50%, 01/15/31 (Call 10/15/30)(a)	949	887,838
3.65%, 02/15/26 (Call 11/15/25)	492	487,461
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	105	86,997
2.90%, 06/15/51 (Call 12/15/50)(a)	315	239,744
3.25%, 03/01/25 (Call 12/01/24)(a)	235	234,613
3.25%, 03/15/50 (Call 09/15/49)	300	244,660
3.70%, 12/01/47 (Call 06/01/47)	507	449,973
3.80%, 05/15/28 (Call 02/15/28)	230	229,929
4.15%, 03/15/46 (Call 09/15/45)(a)	625	588,851
4.30%, 07/01/44 (Call 01/01/44)	163	152,950
4.50%, 03/15/49 (Call 09/15/48)	524	520,828
4.80%, 12/15/43 (Call 06/15/43)	235	230,410

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
American Electric Power Co. Inc.
2.03%, 03/15/24	$630	$614,446
2.30%, 03/01/30 (Call 12/01/29)	350	303,499
3.20%, 11/13/27 (Call 08/13/27)	433	416,337
3.25%, 03/01/50 (Call 09/01/49)	417	313,907
3.88%, 02/15/62 (Call 11/15/26)(c)	200	172,120
Series J, 4.30%, 12/01/28 (Call 09/01/28)	502	501,704
Series M, 0.75%, 11/01/23 (Call 07/01/22)	213	206,387
Series N, 1.00%, 11/01/25 (Call 10/01/25)	375	343,269
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(a)(b)	590	513,633
5.00%, 09/01/44 (Call 03/01/44)(a)(b)	468	463,611
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	430	429,691
4.40%, 05/15/44 (Call 11/15/43)	387	350,137
4.45%, 06/01/45 (Call 12/01/44)	338	308,886
7.00%, 04/01/38	193	234,951
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	355	313,207
Series L, 5.80%, 10/01/35	35	37,140
Series P, 6.70%, 08/15/37	360	416,103
Series X, 3.30%, 06/01/27 (Call 03/01/27)	515	503,524
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	282	263,734
Series Z, 3.70%, 05/01/50 (Call 11/01/49)(a)	470	388,697
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)(a)	325	270,757
2.55%, 09/15/26 (Call 06/15/26)	325	307,610
2.60%, 08/15/29 (Call 05/15/29)	570	509,098
2.65%, 09/15/50 (Call 03/15/50)	435	291,942
2.95%, 09/15/27 (Call 06/15/27)	420	402,253
3.15%, 05/15/25 (Call 02/15/25)	467	461,314
3.35%, 06/15/24 (Call 03/15/24)(a)	290	288,215
3.35%, 05/15/50 (Call 11/15/49)	355	272,499
3.50%, 12/01/49 (Call 06/01/49)	370	292,637
3.75%, 05/15/46 (Call 11/15/45)	375	313,681
4.20%, 08/15/48 (Call 02/15/48)	320	284,039
4.25%, 03/01/49 (Call 09/01/48)	391	351,643
4.35%, 11/15/45 (Call 05/15/45)	360	320,893
4.50%, 04/01/42 (Call 10/01/41)	560	511,963
4.70%, 01/15/44 (Call 07/15/43)	35	31,473
5.05%, 09/01/41 (Call 03/01/41)	260	253,697
5.50%, 09/01/35(a)	395	406,733
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	355	311,484
4.00%, 10/15/28 (Call 07/15/28)	487	487,247
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(a)(b)	175	172,536
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	749	741,674
3.20%, 04/15/25 (Call 03/15/25)	778	767,140
3.80%, 06/01/29 (Call 03/01/29)	744	721,380
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	65	60,184
4.35%, 06/01/48 (Call 12/01/47)	440	419,351
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	965	841,409
2.40%, 08/15/26 (Call 05/15/26)(a)	372	355,083
2.90%, 06/15/50 (Call 12/15/49)(a)	345	262,568
3.20%, 09/15/49 (Call 03/15/49)	349	278,706
3.35%, 07/01/23 (Call 04/01/23)	354	355,756
3.50%, 08/15/46 (Call 02/15/46)	276	233,765

Security	Par (000)	Value

Electric (continued)
3.75%, 08/15/47 (Call 02/15/47)	$264	$233,055
4.25%, 09/15/48 (Call 03/15/48)	400	380,602
6.35%, 10/01/36	322	380,618
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(b)	215	188,913
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	450	369,072
2.85%, 05/15/51 (Call 11/15/50)	910	680,029
3.25%, 04/15/28 (Call 01/15/28)(a)	309	301,244
3.50%, 02/01/25 (Call 11/01/24)	689	692,327
3.70%, 07/15/30 (Call 04/15/30)	701	681,388
3.75%, 11/15/23 (Call 08/15/23)(a)	395	399,501
3.80%, 07/15/48 (Call 01/15/48)	578	505,957
4.05%, 04/15/25 (Call 03/15/25)(a)	845	864,018
4.25%, 10/15/50 (Call 04/15/50)	698	655,266
4.45%, 01/15/49 (Call 07/15/48)	472	456,172
4.50%, 02/01/45 (Call 08/01/44)	659	629,912
4.60%, 05/01/53(b)	795	792,397
5.15%, 11/15/43 (Call 05/15/43)	588	612,501
5.95%, 05/15/37	264	298,841
6.13%, 04/01/36	1,021	1,177,714
8.48%, 09/15/28(a)	140	174,554
Black Hills Corp.
1.04%, 08/23/24 (Call 06/16/22)	400	377,482
2.50%, 06/15/30 (Call 03/15/30)	575	494,108
3.05%, 10/15/29 (Call 07/15/29)	512	464,704
3.15%, 01/15/27 (Call 07/15/26)	70	67,629
3.88%, 10/15/49 (Call 04/15/49)	325	271,345
3.95%, 01/15/26 (Call 07/15/25)(a)	345	343,611
4.20%, 09/15/46 (Call 03/15/46)	375	328,118
4.25%, 11/30/23 (Call 08/30/23)	361	365,251
4.35%, 05/01/33 (Call 02/01/33)	294	282,725
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	313	277,213
3.60%, 03/01/52 (Call 09/01/51)	125	110,153
3.95%, 03/01/48 (Call 09/01/47)	504	465,598
4.50%, 04/01/44 (Call 10/01/43)	687	687,064
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	325	317,390
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	431	421,352
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	626	487,630
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	260	230,495
Series AF, 3.35%, 04/01/51 (Call 10/01/50)(a)	195	165,144
Series AG, 3.00%, 03/01/32 (Call 12/01/31)(a)	245	227,648
Series K2, 6.95%, 03/15/33	425	519,988
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	399	380,741
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	705	644,575
2.50%, 09/01/24 (Call 08/01/24)	562	550,263
2.65%, 06/01/31 (Call 03/01/31)(a)	580	504,879
2.95%, 03/01/30 (Call 12/01/29)	312	282,892
3.70%, 09/01/49 (Call 03/01/49)	485	401,368
4.25%, 11/01/28 (Call 08/01/28)	222	221,645
CEZ AS, 5.63%, 04/03/42(a)(b)	200	205,982
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (Call 06/15/29)	84	76,358
3.74%, 05/01/26 (Call 02/01/26)(a)	1,007	984,171
4.97%, 05/01/46 (Call 11/01/45)	377	359,257
Cleco Power LLC
6.00%, 12/01/40(a)	370	404,402
6.50%, 12/01/35	147	170,654

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	$400	$382,097
4.55%, 11/15/30 (Call 08/15/30)(a)(b)	425	429,329
5.50%, 08/15/24	135	141,249
5.95%, 12/15/36	552	598,142
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	334	316,072
3.00%, 05/15/26 (Call 02/15/26)	465	451,245
3.45%, 08/15/27 (Call 05/15/27)(a)	445	438,304
3.60%, 11/15/25 (Call 08/15/25)	498	495,301
3.75%, 12/01/50 (Call 09/01/30)(c)	434	349,444
3.88%, 03/01/24 (Call 12/01/23)	360	362,255
4.70%, 03/31/43 (Call 09/30/42)	270	253,612
4.75%, 06/01/50 (Call 03/01/30)(c)	314	293,463
4.88%, 03/01/44 (Call 09/01/43)	323	320,064
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)(b)	250	221,125
3.95%, 10/11/27 (Call 07/11/27)(a)(b)	572	543,406
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(b)	421	409,544
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(b)	1,435	1,150,884
3.88%, 07/26/33 (Call 04/26/33)(b)	486	386,618
4.68%, 02/09/51 (Call 08/09/50)(b)	482	349,214
4.69%, 05/15/29 (Call 03/15/29)(b)	820	754,400
4.75%, 02/23/27(b)	970	955,450
4.88%, 01/15/24(b)	874	880,345
5.75%, 02/14/42(b)	747	660,542
6.13%, 06/16/45(b)	5	4,606
6.26%, 02/15/52 (Call 08/15/51)(b)	895	765,225
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	612	540,920
2.55%, 06/15/26 (Call 03/15/26)	698	675,346
3.00%, 03/01/50 (Call 09/01/49)	706	560,129
3.10%, 11/01/24 (Call 08/01/24)	50	49,772
3.15%, 03/15/32 (Call 12/15/31)	190	177,758
3.65%, 06/15/46 (Call 12/15/45)	584	514,332
3.70%, 08/15/28 (Call 05/15/28)	664	660,629
3.70%, 03/01/45 (Call 09/01/44)	502	439,186
3.80%, 10/01/42 (Call 04/01/42)(a)	354	318,548
4.00%, 03/01/48 (Call 09/01/47)	435	406,403
4.00%, 03/01/49 (Call 09/01/48)	345	319,391
4.35%, 11/15/45 (Call 05/15/45)	330	317,677
4.60%, 08/15/43 (Call 02/15/43)	299	299,703
4.70%, 01/15/44 (Call 07/15/43)	345	350,081
6.45%, 01/15/38	454	548,417
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	430	414,345
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	661	599,235
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	266	216,106
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	395	319,330
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	335	252,201
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	415	388,398
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	640	604,221
4.30%, 04/15/44 (Call 10/15/43)	500	478,800
Series A, 0.75%, 12/01/25 (Call 11/01/25)	334	303,860
Series A, 2.05%, 07/01/31 (Call 04/01/31)	450	387,018
Series A, 3.20%, 03/15/27 (Call 12/15/26)(a)	697	687,116
Series A, 4.15%, 06/01/45 (Call 12/01/44)	65	59,437

Security	Par (000)	Value

Electric (continued)
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	$522	$456,822
3.20%, 12/01/51 (Call 06/01/51)	560	440,849
3.30%, 12/01/24 (Call 09/01/24)(a)	75	75,025
3.60%, 06/15/61 (Call 12/15/60)	610	493,007
3.70%, 11/15/59 (Call 05/15/59)	505	410,719
3.80%, 05/15/28 (Call 02/15/28)	355	355,382
3.85%, 06/15/46 (Call 12/15/45)	548	475,499
3.95%, 03/01/43 (Call 09/01/42)	300	267,300
4.45%, 03/15/44 (Call 09/15/43)	762	729,845
4.50%, 12/01/45 (Call 06/01/45)(a)	655	620,882
4.50%, 05/15/58 (Call 11/15/57)	469	436,500
4.63%, 12/01/54 (Call 06/01/54)	790	755,585
5.70%, 06/15/40	355	386,269
Series 05-A, 5.30%, 03/01/35	484	508,313
Series 06-A, 5.85%, 03/15/36	325	356,028
Series 06-B, 6.20%, 06/15/36	75	85,765
Series 06-E, 5.70%, 12/01/36	555	599,670
Series 07-A, 6.30%, 08/15/37	578	671,180
Series 08-B, 6.75%, 04/01/38	834	1,002,935
Series 09-C, 5.50%, 12/01/39(a)	493	536,233
Series 12-A, 4.20%, 03/15/42	539	493,363
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	439	381,407
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	811	774,888
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	560	504,819
Series A, 4.13%, 05/15/49 (Call 11/15/48)	525	479,386
Series B, 2.90%, 12/01/26 (Call 09/01/26)	140	134,675
Series B, 3.13%, 11/15/27 (Call 08/15/27)(a)	857	826,706
Series C, 3.00%, 12/01/60 (Call 06/01/60)	510	363,617
Series C, 4.00%, 11/15/57 (Call 05/15/57)	285	244,339
Series C, 4.30%, 12/01/56 (Call 06/01/56)	476	427,677
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	65	65,168
Series E, 4.65%, 12/01/48 (Call 06/01/48)	513	504,571
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 07/01/22)(a)	470	454,533
Consorcio Transmantaro SA
4.70%, 04/16/34(a)(b)	785	739,863
5.20%, 04/11/38 (Call 01/11/38)(b)	250	234,375
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)(a)	966	948,011
5.60%, 06/15/42 (Call 12/15/41)(a)	780	764,862
6.25%, 10/01/39	690	724,500
Consumers Energy Co.
0.35%, 06/01/23 (Call 05/01/23)	65	63,313
2.50%, 05/01/60 (Call 11/01/59)	440	292,975
2.65%, 08/15/52 (Call 02/15/52)	330	239,463
3.10%, 08/15/50 (Call 02/15/50)	450	357,820
3.13%, 08/31/24 (Call 05/31/24)	345	343,923
3.25%, 08/15/46 (Call 02/15/46)	365	303,456
3.38%, 08/15/23 (Call 05/15/23)	201	202,159
3.50%, 08/01/51 (Call 02/01/51)	465	396,106
3.75%, 02/15/50 (Call 08/15/49)	318	284,223
3.80%, 11/15/28 (Call 08/15/28)	416	415,487
3.95%, 05/15/43 (Call 11/15/42)	350	320,459
3.95%, 07/15/47 (Call 01/15/47)	550	510,622
4.05%, 05/15/48 (Call 11/15/47)	303	283,999
4.10%, 11/15/45 (Call 05/15/45)	45	40,762
4.35%, 04/15/49 (Call 10/15/48)	466	456,788
4.35%, 08/31/64 (Call 02/28/64)	180	166,357

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	$505	$451,872
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	253	255,174
4.00%, 06/01/42 (Call 12/01/41)(a)	175	154,407
4.15%, 05/15/45 (Call 11/15/44)	356	325,233
Dominion Energy Inc.
3.07%, 08/15/24(e)	700	696,651
3.90%, 10/01/25 (Call 07/01/25)	259	261,182
4.25%, 06/01/28 (Call 03/01/28)(a)	373	375,936
4.70%, 12/01/44 (Call 06/01/44)	570	545,009
5.75%, 10/01/54 (Call 10/01/24), (3 mo. LIBOR US + 3.057%)(c)	658	639,188
7.00%, 06/15/38	581	695,331
Series A, 1.45%, 04/15/26 (Call 03/15/26)	555	508,220
Series A, 3.30%, 03/15/25 (Call 02/15/25)	473	469,674
Series A, 4.60%, 03/15/49 (Call 09/15/48)	284	273,842
Series B, 3.30%, 04/15/41 (Call 10/15/40)(a)	470	386,824
Series B, 3.60%, 03/15/27 (Call 01/15/27)(a)	120	117,992
Series B, 5.95%, 06/15/35	595	651,534
Series C, 2.25%, 08/15/31 (Call 05/15/31)	760	642,651
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	1,216	1,138,156
Series C, 4.05%, 09/15/42 (Call 03/15/42)	569	504,504
Series C, 4.90%, 08/01/41 (Call 02/01/41)	416	411,824
Series D, 2.85%, 08/15/26 (Call 05/15/26)	437	420,682
Series E, 6.30%, 03/15/33	200	225,530
Series F, 5.25%, 08/01/33(a)	364	379,609
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	207	200,873
5.10%, 06/01/65 (Call 12/01/64)	450	462,045
5.30%, 05/15/33(a)	500	545,419
5.45%, 02/01/41 (Call 08/01/40)(a)	235	247,337
6.05%, 01/15/38	601	684,741
6.63%, 02/01/32	492	581,450
Series A, 2.30%, 12/01/31 (Call 09/01/31)(a)	335	292,542
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	324	288,179
2.95%, 03/01/50 (Call 09/01/49)(a)	440	346,331
3.38%, 03/01/25 (Call 12/01/24)	180	180,209
3.65%, 03/15/24 (Call 12/15/23)	165	167,246
3.70%, 03/15/45 (Call 09/15/44)	413	363,247
3.70%, 06/01/46 (Call 12/01/45)(a)	619	549,386
3.75%, 08/15/47 (Call 02/15/47)	352	316,578
3.95%, 06/15/42 (Call 12/15/41)	359	322,697
3.95%, 03/01/49 (Call 09/01/48)	479	441,553
4.30%, 07/01/44 (Call 01/01/44)	405	391,629
5.70%, 10/01/37	106	117,996
Series A, 1.90%, 04/01/28 (Call 02/01/28)	170	153,704
Series A, 3.00%, 03/01/32 (Call 12/01/31)	445	411,914
Series A, 4.00%, 04/01/43 (Call 10/01/42)(a)	328	308,085
Series A, 4.05%, 05/15/48 (Call 11/15/47)	495	466,124
Series A, 6.63%, 06/01/36(a)	105	125,079
Series B, 3.25%, 04/01/51 (Call 10/01/50)	287	236,747
Series B, 3.65%, 03/01/52 (Call 09/01/51)(a)	275	245,289
Series C, 2.63%, 03/01/31 (Call 12/01/30)	648	585,445
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	910	875,336
2.95%, 03/01/30 (Call 12/01/29)(a)	274	248,580
Series C, 2.53%, 10/01/24	874	853,047
Series C, 3.40%, 06/15/29 (Call 03/15/29)	963	908,425

Security	Par (000)	Value

Electric (continued)
Series F, 1.05%, 06/01/25 (Call 05/01/25)	$768	$712,678
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	456	412,417
2.45%, 02/01/30 (Call 11/01/29)(a)	393	352,165
2.55%, 04/15/31 (Call 01/15/31)	437	389,906
2.85%, 03/15/32 (Call 12/15/31)	455	415,969
2.95%, 12/01/26 (Call 09/01/26)	691	676,164
3.20%, 08/15/49 (Call 02/15/49)	549	448,937
3.45%, 04/15/51 (Call 10/15/50)	390	334,715
3.55%, 03/15/52 (Call 09/15/51)	595	517,222
3.70%, 12/01/47 (Call 06/01/47)	587	520,741
3.75%, 06/01/45 (Call 12/01/44)	389	341,633
3.88%, 03/15/46 (Call 09/15/45)	543	497,721
3.95%, 11/15/28 (Call 08/15/28)	742	745,597
3.95%, 03/15/48 (Call 09/15/47)	444	406,819
4.00%, 09/30/42 (Call 03/30/42)	457	422,578
4.25%, 12/15/41 (Call 06/15/41)	480	457,054
5.30%, 02/15/40	472	506,410
6.00%, 01/15/38	152	174,648
6.05%, 04/15/38	567	651,389
6.10%, 06/01/37	536	595,439
6.45%, 10/15/32	505	580,320
Series A, 6.00%, 12/01/28	406	447,893
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	717	659,395
2.45%, 06/01/30 (Call 03/01/30)	513	445,059
2.55%, 06/15/31 (Call 03/15/31)	802	686,665
2.65%, 09/01/26 (Call 06/01/26)	1,172	1,115,603
3.15%, 08/15/27 (Call 05/15/27)(a)	717	689,486
3.25%, 01/15/82 (Call 01/15/27)(c)	339	274,068
3.30%, 06/15/41 (Call 12/15/40)	574	463,018
3.40%, 06/15/29 (Call 03/15/29)	470	443,279
3.50%, 06/15/51 (Call 12/15/50)	639	500,638
3.75%, 04/15/24 (Call 01/15/24)	683	689,678
3.75%, 09/01/46 (Call 03/01/46)(a)	1,065	881,814
3.95%, 10/15/23 (Call 07/15/23)	347	351,107
3.95%, 08/15/47 (Call 02/15/47)	481	407,785
4.20%, 06/15/49 (Call 12/15/48)	668	582,760
4.80%, 12/15/45 (Call 06/15/45)(a)	542	520,605
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	545	459,714
2.40%, 12/15/31 (Call 09/15/31)	607	529,202
2.50%, 12/01/29 (Call 09/01/29)	686	621,713
3.00%, 12/15/51 (Call 06/15/51)	495	383,781
3.20%, 01/15/27 (Call 10/15/26)	587	581,407
3.40%, 10/01/46 (Call 04/01/46)(a)	614	511,916
3.80%, 07/15/28 (Call 04/15/28)(a)	328	326,845
3.85%, 11/15/42 (Call 05/15/42)	442	393,540
4.20%, 07/15/48 (Call 01/15/48)	442	417,153
5.65%, 04/01/40	370	409,405
6.35%, 09/15/37	584	682,838
6.40%, 06/15/38	488	586,574
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	565	418,061
3.75%, 05/15/46 (Call 11/15/45)	454	398,457
6.12%, 10/15/35	264	293,032
6.35%, 08/15/38	512	595,602
6.45%, 04/01/39	439	516,719
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	125	113,731
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	390	394,159

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)(a)	$522	$416,571
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	154	132,651
3.65%, 02/01/29 (Call 11/01/28)	329	319,582
3.70%, 06/15/46 (Call 12/15/45)	365	318,610
3.80%, 09/01/23 (Call 06/01/23)	75	75,629
4.30%, 02/01/49 (Call 08/01/48)	419	398,335
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	375	318,147
2.50%, 08/15/50 (Call 02/15/50)	467	336,670
2.90%, 08/15/51 (Call 02/15/51)	400	306,941
3.25%, 08/15/25 (Call 05/15/25)(a)	614	609,932
3.38%, 09/01/23 (Call 08/01/23)(a)	300	300,749
3.40%, 04/01/32 (Call 01/01/32)	450	429,488
3.45%, 03/15/29 (Call 12/15/28)	314	303,437
3.60%, 09/15/47 (Call 03/15/47)	536	465,484
3.70%, 09/01/28 (Call 06/01/28)	481	474,720
3.70%, 10/15/46 (Call 04/15/46)	466	409,823
4.00%, 04/01/52 (Call 10/01/51)	590	558,606
4.10%, 05/15/42 (Call 11/15/41)	424	396,281
4.10%, 03/15/43 (Call 09/15/42)	334	310,751
4.15%, 12/01/44 (Call 06/01/44)	472	441,587
4.20%, 08/15/45 (Call 02/15/45)	814	766,155
4.38%, 03/30/44 (Call 09/30/43)(a)	343	332,050
6.30%, 04/01/38	200	237,467
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	445	375,810
2.78%, 01/07/32 (Call 10/07/31)(a)(b)	365	307,176
3.62%, 08/01/27 (Call 05/01/27)(b)	354	337,696
E.ON International Finance BV, 6.65%, 04/30/38(b)	1,030	1,170,368
Edison International
3.55%, 11/15/24 (Call 10/15/24)	502	498,001
4.13%, 03/15/28 (Call 12/15/27)	555	531,581
4.95%, 04/15/25 (Call 03/15/25)	324	331,252
5.75%, 06/15/27 (Call 04/15/27)(a)	586	608,147
EDP Finance BV
1.71%, 01/24/28(a)(b)	701	604,464
3.63%, 07/15/24(b)	1,110	1,106,547
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	317	309,972
6.00%, 05/15/35	759	834,477
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(a)(b)	1,242	1,229,772
4.50%, 09/21/28 (Call 06/21/28)(a)(b)	1,453	1,439,678
4.75%, 10/13/35 (Call 04/13/35)(b)	392	375,030
4.88%, 09/21/38 (Call 03/21/38)(a)(b)	535	490,016
4.88%, 01/22/44(b)	811	715,581
4.95%, 10/13/45 (Call 04/13/45)(b)	919	816,155
5.00%, 09/21/48 (Call 03/21/48)(b)	969	874,147
5.25%, 10/13/55 (Call 04/13/55)(b)	260	236,609
5.60%, 01/27/40(a)(b)	863	846,792
6.00%, 01/22/2114(a)(b)	662	641,087
6.95%, 01/26/39(b)	1,144	1,290,486
Emera U.S. Finance LP
0.83%, 06/15/24	615	579,022
2.64%, 06/15/31 (Call 03/15/31)	485	416,745
3.55%, 06/15/26 (Call 03/15/26)	675	659,685
4.75%, 06/15/46 (Call 12/15/45)	1,136	1,049,496
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(b)	325	289,250
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	810	803,520

Security	Par (000)	Value

Electric (continued)
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	$654	$652,267
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	1,170	1,051,867
1.88%, 07/12/28 (Call 05/12/28)(b)	575	502,178
2.25%, 07/12/31 (Call 04/12/31)(b)	1,206	994,468
2.65%, 09/10/24(b)	1,278	1,247,729
2.88%, 07/12/41 (Call 01/12/41)(b)	505	367,965
3.50%, 04/06/28(a)(b)	1,430	1,376,581
3.63%, 05/25/27(a)(b)	270	264,237
4.75%, 05/25/47(a)(b)	560	536,515
4.88%, 06/14/29(b)	685	706,326
6.00%, 10/07/39(a)(b)	1,747	1,883,893
6.80%, 09/15/37(b)	900	1,062,229
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)(a)	472	469,050
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(b)(c)	1,262	1,318,790
Engie Energia Chile SA, 4.50%, 01/29/25(a)(b)	320	319,840
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	650	472,880
3.05%, 06/01/23 (Call 03/01/23)	100	100,099
3.35%, 06/15/52 (Call 12/15/51)	487	399,770
3.50%, 04/01/26 (Call 01/01/26)	563	561,041
3.70%, 06/01/24 (Call 03/01/24)	1,116	1,129,227
4.00%, 06/01/28 (Call 03/01/28)(a)	335	335,896
4.20%, 04/01/49 (Call 10/01/48)	435	418,137
4.95%, 12/15/44 (Call 12/15/24)	331	331,414
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	932	848,945
1.90%, 06/15/28 (Call 04/15/28)	625	547,901
2.40%, 06/15/31 (Call 03/05/31)	558	469,668
2.80%, 06/15/30 (Call 03/15/30)	706	622,548
2.95%, 09/01/26 (Call 06/01/26)	671	646,598
3.75%, 06/15/50 (Call 12/15/49)(a)	598	493,089
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	61	63,715
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 07/01/22)(a)	49	47,220
0.95%, 10/01/24 (Call 10/01/22)(a)	20	18,948
1.60%, 12/15/30 (Call 09/15/30)	396	324,976
2.35%, 06/15/32 (Call 03/15/32)	474	406,601
2.40%, 10/01/26 (Call 07/01/26)	564	531,182
2.90%, 03/15/51 (Call 09/15/50)	993	756,611
3.05%, 06/01/31 (Call 03/01/31)	610	561,235
3.10%, 06/15/41 (Call 12/15/40)	115	94,766
3.12%, 09/01/27 (Call 06/01/27)	501	483,256
3.25%, 04/01/28 (Call 01/01/28)	519	501,081
4.00%, 03/15/33 (Call 12/15/32)	114	112,820
4.05%, 09/01/23 (Call 06/01/23)	125	126,278
4.20%, 09/01/48 (Call 03/01/48)	571	545,104
4.20%, 04/01/50 (Call 10/01/49)	460	437,393
4.44%, 01/15/26 (Call 10/15/25)	5	5,090
4.95%, 01/15/45 (Call 01/15/25)	330	331,389
5.40%, 11/01/24	442	461,913
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	445	418,237
3.10%, 07/01/23 (Call 04/01/23)	387	387,314
3.50%, 06/01/51 (Call 03/01/51)	200	167,764
3.85%, 06/01/49 (Call 12/01/48)	527	470,043
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	468	387,741
3.55%, 09/30/49 (Call 03/30/49)	428	351,368

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.00%, 03/30/29 (Call 12/30/28)	$200	$198,353
4.50%, 03/30/39 (Call 09/30/38)	471	456,152
5.15%, 06/01/45 (Call 06/01/25)	105	106,096
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	733	712,931
2.90%, 09/15/29 (Call 06/15/29)	459	414,231
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	70	67,228
3.10%, 04/01/27 (Call 01/01/27)	380	368,999
3.25%, 12/01/25 (Call 09/01/25)	692	683,665
3.25%, 09/01/49 (Call 03/01/49)	405	323,446
3.45%, 04/15/50 (Call 10/15/49)	265	218,589
4.10%, 04/01/43 (Call 10/01/42)	382	348,069
4.13%, 03/01/42 (Call 09/01/41)	495	466,984
4.25%, 12/01/45 (Call 06/01/45)	226	208,519
4.63%, 09/01/43 (Call 03/01/43)	271	258,260
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	140	140,211
4.20%, 06/15/47 (Call 12/15/46)	335	305,166
4.20%, 03/15/48 (Call 09/15/47)	437	419,771
5.30%, 10/01/41 (Call 04/01/41)	464	488,382
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)(a)	462	423,219
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)(a)	386	338,947
Series B, 6.05%, 11/15/35	74	84,959
Evergy Missouri West Inc., 3.75%, 03/15/32 (Call 12/15/31)(b)	45	43,486
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	390	337,240
2.90%, 03/01/27 (Call 02/01/27)	425	408,325
3.35%, 03/15/26 (Call 12/15/25)	65	63,912
3.38%, 03/01/32 (Call 12/01/31)	605	557,996
3.45%, 01/15/50 (Call 07/15/49)(a)	595	471,597
Series H, 3.15%, 01/15/25 (Call 10/15/24)(a)	286	282,986
Series L, 2.90%, 10/01/24 (Call 08/01/24)	389	385,504
Series M, 3.30%, 01/15/28 (Call 10/15/27)	370	355,678
Series N, 3.80%, 12/01/23 (Call 11/01/23)	350	352,877
Series O, 4.25%, 04/01/29 (Call 01/01/29)(a)	399	398,133
Series Q, 0.80%, 08/15/25 (Call 07/15/25)(a)	736	672,646
Series R, 1.65%, 08/15/30 (Call 05/15/30)	597	486,346
Series U, 1.40%, 08/15/26 (Call 07/15/26)	200	182,136
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(b)	450	427,258
3.35%, 03/15/32 (Call 12/15/31)(b)	500	458,318
3.40%, 04/15/26 (Call 01/15/26)	619	608,164
3.95%, 06/15/25 (Call 03/15/25)	663	668,944
4.05%, 04/15/30 (Call 01/15/30)	532	521,219
4.10%, 03/15/52 (Call 09/15/51)(b)	735	655,140
4.45%, 04/15/46 (Call 10/15/45)	589	558,504
4.70%, 04/15/50 (Call 10/15/49)	518	503,566
4.95%, 06/15/35 (Call 12/15/34)	320	321,953
5.10%, 06/15/45 (Call 12/15/44)	541	552,503
5.63%, 06/15/35	450	481,832
7.60%, 04/01/32(a)	315	388,219
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	441	436,713
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(a)(b)	897	686,649
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(b)	290	274,013
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	575	507,499

Security	Par (000)	Value

Electric (continued)
4.35%, 01/15/25 (Call 10/15/24)(a)(b)	$920	$922,343
4.55%, 04/01/49 (Call 10/01/48)(b)	425	361,580
5.45%, 07/15/44 (Call 01/15/44)(b)	415	398,336
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	70	62,488
2.75%, 06/01/23 (Call 12/01/22)	247	247,701
2.85%, 04/01/25 (Call 03/01/25)	1,033	1,028,471
2.88%, 12/04/51 (Call 06/04/51)	1,005	795,075
3.13%, 12/01/25 (Call 06/01/25)	496	495,953
3.15%, 10/01/49 (Call 04/01/49)	158	130,400
3.25%, 06/01/24 (Call 12/01/23)	503	505,817
3.70%, 12/01/47 (Call 06/01/47)	704	640,674
3.80%, 12/15/42 (Call 06/15/42)(a)	407	376,614
3.95%, 03/01/48 (Call 09/01/47)	635	601,095
3.99%, 03/01/49 (Call 09/01/48)	575	544,787
4.05%, 06/01/42 (Call 12/01/41)	500	479,132
4.05%, 10/01/44 (Call 04/01/44)	425	405,100
4.13%, 02/01/42 (Call 08/01/41)	875	846,544
4.13%, 06/01/48 (Call 12/01/47)	457	445,032
4.95%, 06/01/35	415	449,841
5.13%, 06/01/41 (Call 12/01/40)	260	275,374
5.25%, 02/01/41 (Call 08/01/40)	525	568,446
5.63%, 04/01/34	82	94,113
5.65%, 02/01/37	570	650,251
5.69%, 03/01/40	615	703,118
5.95%, 10/01/33	765	884,988
5.95%, 02/01/38(a)	470	544,328
5.96%, 04/01/39	490	553,250
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	1,090	1,047,740
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	340	333,584
3.25%, 03/30/27 (Call 12/30/26)	225	217,717
4.30%, 03/15/42	738	672,245
4.30%, 03/15/43	392	352,439
5.13%, 05/15/52	520	538,919
5.40%, 06/01/40	139	138,436
Series 10-C, 4.75%, 09/01/40(a)	609	583,633
Series A, 2.10%, 07/30/23	409	405,717
Series A, 2.20%, 09/15/24 (Call 08/15/24)	937	913,522
Series A, 3.25%, 03/15/51 (Call 09/15/50)	700	545,624
Series B, 2.65%, 09/15/29 (Call 06/15/29)(a)	618	550,293
Series B, 3.70%, 01/30/50 (Call 07/30/49)	497	410,237
Great River Energy, 6.25%, 07/01/38(a)(b)	144	158,260
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	75	73,601
Iberdrola International BV
5.81%, 03/15/25	195	207,715
6.75%, 07/15/36	665	807,267
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	65	54,716
Series K, 4.20%, 03/01/48 (Call 09/01/47)	385	361,395
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	390	307,634
3.85%, 05/15/28 (Call 02/15/28)	255	253,060
4.25%, 08/15/48 (Call 02/15/48)	465	429,493
6.05%, 03/15/37	365	414,764
Series K, 4.55%, 03/15/46 (Call 09/15/45)	430	413,890
Series L, 3.75%, 07/01/47 (Call 01/01/47)	377	324,197
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(a)(b)	170	155,019
4.70%, 09/01/45 (Call 03/01/45)(a)(b)	305	293,602

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Infraestructura Energetica Nova SAB de CV
3.75%, 01/14/28(b)	$55	$51,123
4.75%, 01/15/51 (Call 07/15/50)(b)	450	349,880
4.88%, 01/14/48(b)	487	383,883
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(a)(b)	1,155	1,003,233
Interconexion Electrica SA ESP, 3.83%, 11/26/33 (Call 08/26/33)(b)	65	55,248
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	204	177,103
3.10%, 11/30/51 (Call 05/30/51)	395	300,907
3.25%, 12/01/24 (Call 09/01/24)(a)	608	608,547
3.40%, 08/15/25 (Call 05/15/25)	310	306,228
3.50%, 09/30/49 (Call 03/30/49)(a)	220	179,474
3.60%, 04/01/29 (Call 01/01/29)	264	254,050
3.70%, 09/15/46 (Call 03/15/46)(a)	655	560,489
4.10%, 09/26/28 (Call 06/26/28)	520	529,807
4.70%, 10/15/43 (Call 04/15/43)(a)	302	291,968
6.25%, 07/15/39	231	268,184
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)(a)	405	404,811
4.25%, 05/01/30 (Call 02/01/30)	720	685,717
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)	1,470	1,444,275
6.88%, 06/21/23(b)	218	225,630
7.75%, 12/15/27(a)(b)	100	114,716
Series 6, 5.00%, 11/12/24(b)	1,000	1,028,440
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	842	757,549
3.25%, 06/30/26 (Call 03/30/26)	555	541,017
3.35%, 11/15/27 (Call 08/15/27)	502	487,508
3.65%, 06/15/24 (Call 03/15/24)	280	280,314
4.05%, 07/01/23 (Call 04/01/23)(a)	153	154,339
5.30%, 07/01/43 (Call 01/01/43)	735	765,276
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(a)(b)	250	218,055
4.30%, 01/15/26 (Call 10/15/25)(b)	940	942,042
4.70%, 04/01/24 (Call 01/01/24)(b)	350	355,213
6.15%, 06/01/37	143	160,172
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(a)(b)	660	617,925
4.88%, 05/24/26 (Call 02/24/26)(b)	50	48,836
Kentucky Utilities Co.
3.30%, 10/01/25 (Call 07/01/25)	700	691,726
3.30%, 06/01/50 (Call 12/01/49)(a)	350	281,649
4.38%, 10/01/45 (Call 04/01/45)	347	323,469
5.13%, 11/01/40 (Call 05/01/40)	790	817,849
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	349	336,399
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(b)	1,355	1,289,927
3.88%, 07/19/23(b)	375	379,015
Korea Electric Power Corp., 2.50%, 06/24/24(a)(b)	550	543,927
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(b)	520	471,422
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(a)(b)	323	269,897
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	462	451,837
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	362	339,261
4.38%, 10/01/45 (Call 04/01/45)	428	398,976
4.65%, 11/15/43 (Call 05/15/43)(a)	405	388,201
Series 25, 3.30%, 10/01/25 (Call 07/01/25)(a)	151	150,447

Security	Par (000)	Value

Electric (continued)
Louisville Gas and Electric Co., 5.13%, 11/15/40 (Call 05/15/40)(a)	$320	$325,824
Majapahit Holding BV, 7.88%, 06/29/37(b)	100	117,954
Massachusetts Electric Co.
1.73%, 11/24/30 (Call 08/24/30)(a)(b)	340	276,515
4.00%, 08/15/46 (Call 02/15/46)(b)	530	450,850
5.90%, 11/15/39(a)(b)	585	628,857
Metropolitan Edison Co.
4.00%, 04/15/25(b)	150	148,583
4.30%, 01/15/29 (Call 10/15/28)(b)	405	405,740
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	149	145,795
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	505	377,793
3.10%, 05/01/27 (Call 02/01/27)	243	237,280
3.15%, 04/15/50 (Call 10/15/49)	560	456,719
3.50%, 10/15/24 (Call 07/15/24)	870	878,961
3.65%, 04/15/29 (Call 01/15/29)	477	471,689
3.65%, 08/01/48 (Call 02/01/48)	522	461,999
3.70%, 09/15/23 (Call 06/15/23)	282	282,376
3.95%, 08/01/47 (Call 02/01/47)	940	871,020
4.25%, 05/01/46 (Call 11/01/45)	551	533,498
4.25%, 07/15/49 (Call 01/15/49)	747	725,596
4.40%, 10/15/44 (Call 04/15/44)(a)	433	422,015
4.80%, 09/15/43 (Call 03/15/43)	405	414,125
5.75%, 11/01/35(a)	80	90,328
5.80%, 10/15/36	485	540,905
6.75%, 12/30/31	590	714,527
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	483	477,628
Minejesa Capital BV
4.63%, 08/10/30(a)(b)	889	830,104
5.63%, 08/10/37(b)	500	425,265
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	656	650,347
Series 12-A, 4.25%, 03/15/42	373	335,849
Series B, 3.10%, 07/30/51 (Call 01/30/51)	571	424,182
Monongahela Power Co.
3.55%, 05/15/27 (Call 02/15/27)(a)(b)	640	616,964
4.10%, 04/15/24 (Call 01/15/24)(b)	457	460,834
5.40%, 12/15/43 (Call 06/15/43)(a)(b)	335	343,568
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	602	565,980
3.92%, 08/01/28 (Call 05/01/28)(b)	200	197,935
4.17%, 12/10/42(b)	320	278,056
5.64%, 03/15/40(b)	246	256,616
National Grid USA
5.80%, 04/01/35	285	308,741
8.00%, 11/15/30	50	59,373
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	377	360,728
1.00%, 06/15/26 (Call 05/15/26)	615	555,156
1.35%, 03/15/31 (Call 12/15/30)	239	190,333
1.65%, 06/15/31 (Call 03/15/31)	353	284,469
1.88%, 02/07/25	615	591,389
2.40%, 03/15/30 (Call 12/15/29)	470	419,183
2.75%, 04/15/32 (Call 01/15/32)	195	174,813
2.85%, 01/27/25 (Call 10/27/24)	120	118,497
2.95%, 02/07/24 (Call 12/07/23)	461	460,955
3.05%, 04/25/27 (Call 01/25/27)	460	448,241

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.25%, 11/01/25 (Call 08/01/25)	$268	$265,571
3.40%, 11/15/23 (Call 08/15/23)	162	162,896
3.40%, 02/07/28 (Call 11/07/27)	396	387,169
3.45%, 06/15/25	200	200,019
3.70%, 03/15/29 (Call 12/15/28)	582	572,310
3.90%, 11/01/28 (Call 08/01/28)	374	371,229
4.02%, 11/01/32 (Call 05/01/32)	476	466,520
4.30%, 03/15/49 (Call 09/15/48)	423	404,435
4.40%, 11/01/48 (Call 05/01/48)	370	359,757
4.75%, 04/30/43 (Call 04/30/23), (3 mo. LIBOR US + 2.910%)(c)	383	361,960
5.25%, 04/20/46 (Call 04/20/26), (3 mo. LIBOR US + 3.630%)(c)	248	235,473
Series C, 8.00%, 03/01/32	670	848,043
Series D, 1.00%, 10/18/24	565	537,698
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	287	289,060
5.45%, 05/15/41 (Call 11/15/40)(a)	135	139,906
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	304	298,347
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	606	537,445
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	385	295,051
Series N, 6.65%, 04/01/36	135	162,230
Series R, 6.75%, 07/01/37	185	222,465
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	515	349,684
3.80%, 12/05/47 (Call 06/05/47)(b)	385	325,134
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(a)(b)	400	337,970
3.25%, 12/01/26 (Call 09/01/26)(a)(b)	242	236,828
3.30%, 09/15/49 (Call 03/15/49)(b)	652	518,122
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	2,165	1,996,010
1.90%, 06/15/28 (Call 04/15/28)	352	314,028
2.25%, 06/01/30 (Call 03/01/30)	1,287	1,117,415
2.44%, 01/15/32 (Call 10/15/31)(a)	1,204	1,030,262
2.75%, 11/01/29 (Call 08/01/29)	1,245	1,122,562
3.00%, 01/15/52 (Call 07/15/51)(a)	375	279,441
3.50%, 04/01/29 (Call 01/01/29)	950	905,186
3.55%, 05/01/27 (Call 02/01/27)	310	306,777
3.80%, 03/15/82 (Call 03/15/27)(c)	355	289,752
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(c)	111	98,071
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(a)(c)	956	893,026
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(a)(b)	611	514,763
3.03%, 06/27/50 (Call 12/27/49)(b)	345	247,094
3.51%, 10/01/24 (Call 07/01/24)(a)(b)	665	659,588
4.12%, 11/28/42(b)	180	157,221
4.28%, 12/15/28 (Call 09/15/28)(b)	508	506,803
4.28%, 10/01/34 (Call 04/01/34)(b)	466	457,246
Niagara Mohawk Power Corp., 2.76%, 01/10/32 (Call 10/10/31)(b)	430	373,315
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	180	159,008
2.60%, 06/01/51 (Call 12/01/50)(a)	382	282,778
2.90%, 03/01/50 (Call 09/01/49)	526	417,783
3.20%, 04/01/52 (Call 10/01/51)	327	269,679
3.40%, 08/15/42 (Call 02/15/42)	416	359,693
3.60%, 05/15/46 (Call 11/15/45)	474	424,530

Security	Par (000)	Value

Electric (continued)
3.60%, 09/15/47 (Call 03/15/47)	$571	$505,604
4.00%, 08/15/45 (Call 02/15/45)	386	354,587
4.13%, 05/15/44 (Call 11/15/43)	127	119,677
4.50%, 06/01/52(a)	255	265,644
4.85%, 08/15/40 (Call 02/15/40)(a)	336	347,134
5.25%, 07/15/35	120	129,853
5.35%, 11/01/39	158	174,973
6.20%, 07/01/37	774	918,950
6.25%, 06/01/36	525	624,469
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	370	331,139
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	681	634,740
2.45%, 12/02/27 (Call 10/02/27)(a)(b)	793	699,423
3.75%, 06/15/24 (Call 05/15/24)(b)	693	687,141
4.45%, 06/15/29 (Call 03/15/29)(b)	487	461,817
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	372	315,355
3.10%, 06/01/51 (Call 12/01/50)	520	412,091
3.20%, 05/15/27 (Call 02/15/27)(a)	576	564,068
3.25%, 11/15/25 (Call 08/15/25)	327	324,708
3.25%, 05/15/29 (Call 02/15/29)	495	473,299
3.95%, 04/01/30 (Call 01/01/30)	330	329,330
4.40%, 03/01/44 (Call 09/01/43)	170	163,818
4.55%, 06/01/52 (Call 12/01/51)	310	313,930
5.50%, 03/15/40	340	375,140
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	105	85,921
4.20%, 12/01/42(a)	365	304,634
4.25%, 04/01/46 (Call 10/01/45)	300	252,562
4.50%, 04/01/47 (Call 10/01/46)(b)	340	307,852
4.55%, 06/01/44(a)	285	250,722
5.05%, 10/01/48 (Call 04/01/48)(a)	364	359,148
5.25%, 09/01/50	270	270,487
5.38%, 11/01/40	105	106,170
5.95%, 11/01/39(a)	376	408,185
Ohio Edison Co.
6.88%, 07/15/36	355	427,060
8.25%, 10/15/38	275	365,511
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	280	249,257
4.15%, 04/01/48 (Call 10/01/47)	360	327,750
Series D, 6.60%, 03/01/33(a)	520	625,021
Series F, 5.85%, 10/01/35	405	447,430
Series G, 6.60%, 02/15/33	390	456,588
Series P, 2.60%, 04/01/30 (Call 01/01/30)	390	351,142
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	317	261,347
Series R, 2.90%, 10/01/51 (Call 04/01/51)	230	169,753
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	461	431,990
3.30%, 03/15/30 (Call 09/15/29)	350	330,660
3.80%, 08/15/28 (Call 02/15/28)(a)	486	480,576
3.85%, 08/15/47 (Call 02/15/47)	245	215,695
3.90%, 05/01/43 (Call 11/01/42)	35	29,458
4.00%, 12/15/44 (Call 06/15/44)	225	192,103
4.15%, 04/01/47 (Call 10/01/46)	505	468,369
4.55%, 03/15/44 (Call 09/15/43)(a)	250	235,536
5.25%, 05/15/41 (Call 11/15/40)	60	61,230
5.85%, 06/01/40	420	466,127
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	172	156,813

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.70%, 11/15/51(a)	$380	$287,997
2.75%, 06/01/24 (Call 05/01/24)	528	525,295
2.75%, 05/15/30 (Call 02/15/30)(a)	500	464,413
2.95%, 04/01/25 (Call 01/01/25)	328	324,574
3.10%, 09/15/49 (Call 03/15/49)	318	255,675
3.70%, 11/15/28 (Call 08/15/28)	280	278,851
3.70%, 05/15/50 (Call 11/15/49)	354	318,570
3.75%, 04/01/45 (Call 10/01/44)	360	321,561
3.80%, 09/30/47 (Call 03/30/47)	360	326,718
3.80%, 06/01/49 (Call 12/01/48)	585	531,850
4.10%, 11/15/48 (Call 05/15/48)(a)	423	400,710
4.15%, 06/01/32(a)	225	230,093
4.55%, 12/01/41 (Call 06/01/41)(a)	290	290,271
4.60%, 06/01/52(b)	835	871,879
5.25%, 09/30/40	210	232,603
5.30%, 06/01/42 (Call 12/01/41)	520	565,652
5.35%, 10/01/52 (Call 04/01/52)(a)	247	279,994
7.00%, 05/01/32(a)	280	345,479
7.25%, 01/15/33	85	106,861
7.50%, 09/01/38	325	430,607
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	540	469,565
2.50%, 02/01/31 (Call 11/01/30)	1,542	1,229,328
2.95%, 03/01/26 (Call 12/01/25)	1,342	1,246,870
3.00%, 06/15/28 (Call 04/15/28)	525	467,885
3.15%, 01/01/26	900	846,836
3.25%, 06/15/23 (Call 03/15/23)(a)	251	249,927
3.25%, 06/01/31 (Call 03/01/31)	500	419,538
3.30%, 03/15/27 (Call 12/15/26)	405	372,766
3.30%, 12/01/27 (Call 09/01/27)(a)	1,190	1,082,315
3.30%, 08/01/40 (Call 02/01/40)	801	587,303
3.40%, 08/15/24 (Call 05/15/24)	162	158,638
3.45%, 07/01/25	942	905,077
3.50%, 06/15/25 (Call 03/15/25)	564	545,490
3.50%, 08/01/50 (Call 02/01/50)	1,372	962,343
3.75%, 02/15/24 (Call 11/15/23)	335	332,588
3.75%, 07/01/28(a)	629	579,346
3.75%, 08/15/42 (Call 02/15/42)	424	304,875
3.85%, 11/15/23 (Call 08/15/23)	405	404,082
3.95%, 12/01/47 (Call 06/01/47)	701	509,225
4.00%, 12/01/46 (Call 06/01/46)	538	388,238
4.20%, 03/01/29 (Call 01/01/29)	1,290	1,211,205
4.20%, 06/01/41 (Call 12/01/40)(a)	360	278,296
4.25%, 08/01/23 (Call 07/01/23)	605	608,465
4.25%, 03/15/46 (Call 09/15/45)	570	437,428
4.30%, 03/15/45 (Call 09/15/44)	650	490,658
4.40%, 03/01/32 (Call 12/01/31)	1,105	1,003,172
4.45%, 04/15/42 (Call 10/15/41)	261	204,580
4.50%, 07/01/40 (Call 01/01/40)	1,340	1,091,386
4.55%, 07/01/30 (Call 01/01/30)	2,272	2,114,753
4.60%, 06/15/43 (Call 12/15/42)	660	527,253
4.65%, 08/01/28 (Call 05/01/28)	420	401,783
4.75%, 02/15/44 (Call 08/15/43)	715	579,563
4.95%, 07/01/50 (Call 01/01/50)	1,546	1,289,878
5.25%, 03/01/52 (Call 09/01/51)	1,720	1,505,762
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)(a)	352	319,338
2.90%, 06/15/52 (Call 12/15/51)	830	631,501
2.95%, 06/01/23 (Call 03/01/23)	265	265,146
3.30%, 03/15/51 (Call 09/15/50)	502	411,575

Security	Par (000)	Value

Electric (continued)
3.35%, 07/01/25 (Call 04/01/25)	$190	$188,351
3.50%, 06/15/29 (Call 03/15/29)	440	426,662
3.60%, 04/01/24 (Call 01/01/24)	392	395,289
4.10%, 02/01/42 (Call 08/01/41)	510	465,693
4.13%, 01/15/49 (Call 07/15/48)	507	472,925
4.15%, 02/15/50 (Call 08/15/49)	107	99,607
5.25%, 06/15/35	195	205,806
5.75%, 04/01/37	672	745,540
6.00%, 01/15/39	1,051	1,189,303
6.10%, 08/01/36	519	587,253
6.25%, 10/15/37	413	482,610
6.35%, 07/15/38	464	546,311
PacifiCorp., 7.70%, 11/15/31	142	178,664
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	473	357,780
2.85%, 09/15/51 (Call 03/15/51)	365	277,534
3.00%, 09/15/49 (Call 03/15/49)	335	263,736
3.05%, 03/15/51 (Call 09/15/50)	365	286,995
3.15%, 10/15/25 (Call 07/15/25)(a)	315	313,234
3.70%, 09/15/47 (Call 03/15/47)	435	390,400
3.90%, 03/01/48 (Call 09/01/47)	540	498,537
4.15%, 10/01/44 (Call 04/01/44)	315	297,187
4.60%, 05/15/52	310	323,420
4.80%, 10/15/43 (Call 04/15/43)(a)	200	195,488
5.95%, 10/01/36	170	195,646
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	375	353,171
3.60%, 06/01/29 (Call 03/01/29)(b)	435	417,378
6.15%, 10/01/38(a)	125	138,924
Perusahaan Listrik Negara PT
3.88%, 07/17/29(b)	555	516,705
4.00%, 06/30/50 (Call 12/30/49)(b)	890	684,891
4.13%, 05/15/27(a)(b)	1,307	1,284,062
5.45%, 05/21/28(a)(b)	815	839,450
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(a)(b)	517	447,205
3.38%, 02/05/30(b)	225	200,954
4.38%, 02/05/50(b)	575	460,748
4.88%, 07/17/49(b)	716	608,743
5.25%, 10/24/42(b)	973	901,514
5.25%, 05/15/47(b)	730	662,738
6.15%, 05/21/48(a)(b)	1,000	991,010
6.25%, 01/25/49(b)	444	444,000
Phillips 66 Co., 3.15%, 12/15/29	508	470,025
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	512	473,941
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	250	252,459
4.15%, 03/15/43 (Call 09/15/42)	483	450,730
6.50%, 11/15/37	403	487,026
7.90%, 12/15/38(a)	35	46,370
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	733	711,340
4.13%, 04/15/30 (Call 01/15/30)	99	97,742
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	429	336,130
3.95%, 06/01/47 (Call 12/01/46)	507	464,886
4.13%, 06/15/44 (Call 12/15/43)	350	320,207
4.15%, 10/01/45 (Call 04/01/45)	421	388,924

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.15%, 06/15/48 (Call 12/15/47)(a)	$499	$469,834
4.75%, 07/15/43 (Call 01/15/43)(a)	155	156,596
6.25%, 05/15/39	300	351,671
Progress Energy Inc.
6.00%, 12/01/39	334	366,563
7.00%, 10/30/31	555	645,130
7.75%, 03/01/31	654	789,746
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	265	225,032
2.90%, 05/15/25 (Call 11/15/24)	363	357,554
3.55%, 06/15/46 (Call 12/15/45)	200	170,117
3.60%, 09/15/42 (Call 03/15/42)(a)	358	320,692
3.70%, 06/15/28 (Call 12/15/27)	158	157,194
3.80%, 06/15/47 (Call 12/15/46)	468	422,929
3.95%, 03/15/43 (Call 09/15/42)	220	189,565
4.05%, 09/15/49 (Call 03/15/49)	495	463,740
4.10%, 06/01/32 (Call 03/01/32)	230	235,108
4.10%, 06/15/48 (Call 12/15/47)	310	290,853
4.30%, 03/15/44 (Call 09/15/43)	396	374,805
4.50%, 06/01/52	280	286,688
4.75%, 08/15/41 (Call 02/15/41)	135	134,841
6.50%, 08/01/38	15	18,098
Series 17, 6.25%, 09/01/37(a)	239	288,247
Series 34, 3.20%, 03/01/50 (Call 09/01/49)(a)	497	402,312
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	846	725,453
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	480	355,462
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	275	276,988
3.60%, 07/01/49 (Call 01/01/49)(a)	385	333,183
Series V, 2.20%, 06/15/31 (Call 03/15/31)(a)	350	303,931
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)(a)	200	197,853
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	180	208,815
Series J, 2.20%, 08/15/31 (Call 05/15/31)	155	132,604
Series K, 3.15%, 08/15/51 (Call 02/15/51)(a)	150	115,486
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	610	559,233
1.90%, 08/15/31 (Call 05/15/31)	400	338,536
2.05%, 08/01/50 (Call 02/01/50)	451	293,704
2.25%, 09/15/26 (Call 06/15/26)	345	327,512
2.45%, 01/15/30 (Call 10/15/29)	485	439,279
2.70%, 05/01/50 (Call 11/01/49)	240	179,950
3.00%, 05/15/25 (Call 02/15/25)	247	244,656
3.00%, 05/15/27 (Call 02/15/27)	575	559,724
3.00%, 03/01/51 (Call 09/01/50)	384	301,950
3.05%, 11/15/24 (Call 08/15/24)	100	99,193
3.10%, 03/15/32 (Call 12/15/31)(a)	160	149,562
3.15%, 08/15/24 (Call 05/15/24)	27	27,166
3.15%, 01/01/50 (Call 07/01/49)	325	262,786
3.20%, 05/15/29 (Call 02/15/29)	95	91,234
3.20%, 08/01/49 (Call 02/01/49)(a)	451	369,670
3.25%, 09/01/23 (Call 08/01/23)	90	90,445
3.60%, 12/01/47 (Call 06/01/47)	339	297,020
3.65%, 09/01/28 (Call 06/01/28)	577	571,332
3.65%, 09/01/42 (Call 03/01/42)(a)	180	159,506
3.70%, 05/01/28 (Call 02/01/28)	110	109,610
3.80%, 01/01/43 (Call 07/01/42)(a)	475	429,528
3.80%, 03/01/46 (Call 09/01/45)	425	385,395
3.85%, 05/01/49 (Call 11/01/48)	759	688,544

Security	Par (000)	Value

Electric (continued)
3.95%, 05/01/42 (Call 11/01/41)(a)	$385	$356,577
4.05%, 05/01/48 (Call 11/01/47)	240	225,466
4.15%, 11/01/45 (Call 05/01/45)	300	270,830
5.38%, 11/01/39(a)	260	281,750
5.50%, 03/01/40	320	353,493
5.80%, 05/01/37	260	298,212
Series I, 4.00%, 06/01/44 (Call 12/01/43)	360	327,105
Series K, 4.05%, 05/01/45 (Call 11/01/44)	85	77,049
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	468	427,047
0.84%, 11/08/23 (Call 07/01/22)	700	676,918
1.60%, 08/15/30 (Call 05/15/30)	472	383,131
2.45%, 11/15/31 (Call 08/15/31)	180	153,229
2.88%, 06/15/24 (Call 05/15/24)	786	778,107
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)(a)	645	574,416
3.65%, 05/15/25 (Call 02/15/25)	702	696,211
4.10%, 06/15/30 (Call 03/15/30)	535	510,212
4.22%, 03/15/32 (Call 12/15/31)	475	453,245
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)(a)	255	191,196
3.25%, 09/15/49 (Call 03/15/49)	325	256,568
4.22%, 06/15/48 (Call 12/15/47)	325	299,792
4.30%, 05/20/45 (Call 11/20/44)	477	446,526
4.43%, 11/15/41 (Call 05/15/41)	404	374,048
5.48%, 06/01/35	45	48,277
5.64%, 04/15/41 (Call 10/15/40)	175	190,394
5.76%, 10/01/39	480	529,303
5.76%, 07/15/40	55	60,136
5.80%, 03/15/40	470	519,389
6.27%, 03/15/37	145	166,471
6.72%, 06/15/36(a)	230	267,588
7.02%, 12/01/27	380	434,623
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	293	284,416
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,185	1,136,190
3.70%, 03/15/52 (Call 09/15/51)(a)	120	106,732
3.95%, 11/15/41	282	253,328
4.15%, 05/15/48 (Call 11/15/47)	349	329,281
4.30%, 04/01/42 (Call 10/01/41)(a)	361	334,770
4.50%, 08/15/40	554	541,559
5.35%, 05/15/35	100	107,187
5.35%, 05/15/40(a)	175	184,584
6.00%, 06/01/39	220	250,791
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	315	317,228
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	442	389,734
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	625	583,768
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	407	334,774
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	853	717,682
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	755	590,696
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	310	286,307
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	775	751,015
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(b)	1,242	1,251,404
5.50%, 04/08/44(a)(b)	1,036	1,049,596
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	929	896,002
3.30%, 04/01/25 (Call 03/01/25)	125	124,213
3.40%, 02/01/28 (Call 11/01/27)	1,067	1,034,373

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.70%, 04/01/29 (Call 02/01/29)	$405	$390,236
3.80%, 02/01/38 (Call 08/01/37)	633	559,882
4.00%, 02/01/48 (Call 08/01/47)	180	156,807
4.13%, 04/01/52 (Call 01/01/27)(c)	710	618,235
6.00%, 10/15/39	974	1,082,261
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	567	546,173
Series P, 6.75%, 07/01/37	180	216,452
Series T, 3.38%, 08/15/23 (Call 05/15/23)	230	231,219
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	547	526,178
2.25%, 06/01/30 (Call 03/01/30)	338	288,205
2.75%, 02/01/32 (Call 11/01/31)	615	533,221
2.85%, 08/01/29 (Call 05/01/29)	156	140,425
3.45%, 02/01/52 (Call 08/01/51)	250	194,399
3.65%, 02/01/50 (Call 08/01/49)	1,162	928,575
3.90%, 12/01/41 (Call 06/01/41)	123	100,211
4.00%, 04/01/47 (Call 10/01/46)	1,278	1,091,546
4.05%, 03/15/42 (Call 09/15/41)	225	193,182
4.50%, 09/01/40 (Call 03/01/40)	417	382,043
4.65%, 10/01/43 (Call 04/01/43)(a)	611	570,214
5.50%, 03/15/40	739	754,909
5.63%, 02/01/36	190	197,840
6.00%, 01/15/34	597	651,400
6.05%, 03/15/39	600	649,209
6.65%, 04/01/29	355	385,878
Series 04-G, 5.75%, 04/01/35	210	222,739
Series 05-B, 5.55%, 01/15/36(a)	215	218,938
Series 05-E, 5.35%, 07/15/35	432	439,571
Series 06-E, 5.55%, 01/15/37	545	562,567
Series 08-A, 5.95%, 02/01/38	535	578,090
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	505	426,242
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	486	440,755
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	660	467,449
Series A, 4.20%, 03/01/29 (Call 12/01/28)	393	385,214
Series B, 3.65%, 03/01/28 (Call 12/01/27)	375	361,007
Series B, 4.88%, 03/01/49 (Call 09/01/48)	597	565,641
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	589	592,700
Series C, 3.60%, 02/01/45 (Call 08/01/44)	485	380,524
Series C, 4.13%, 03/01/48 (Call 09/01/47)	845	725,762
Series C, 4.20%, 06/01/25	200	201,045
Series D, 3.40%, 06/01/23 (Call 05/01/23)	301	301,819
Series D, 4.70%, 06/01/27 (Call 05/01/27)	220	223,503
Series E, 3.70%, 08/01/25 (Call 06/01/25)	556	554,185
Series E, 5.45%, 06/01/52 (Call 12/01/51)	405	415,134
Series G, 2.50%, 06/01/31 (Call 03/01/31)(a)	265	226,833
Series H, 3.65%, 06/01/51 (Call 12/01/50)	500	399,409
Series K, 0.98%, 08/01/24	390	371,270
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	872	873,632
3.25%, 07/01/26 (Call 04/01/26)	1,246	1,217,449
4.25%, 07/01/36 (Call 01/01/36)	519	496,556
4.40%, 07/01/46 (Call 01/01/46)	1,765	1,633,765
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	586	560,414
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(c)	415	370,207
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	482	421,008
Series A, 3.70%, 04/30/30 (Call 01/30/30)(a)	470	446,882
Series B, 4.00%, 01/15/51 (Call 10/15/25)(c)	885	815,156
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	637	575,235

Security	Par (000)	Value

Electric (continued)
4.15%, 12/01/25 (Call 09/01/25)	$1,119	$1,135,320
5.15%, 09/15/41	553	542,160
5.25%, 07/15/43	391	381,357
Series F, 4.95%, 12/15/46 (Call 06/15/46)	423	405,937
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	335	257,158
6.20%, 03/15/40	450	504,884
Series J, 3.90%, 04/01/45 (Call 10/01/44)	469	392,875
Series K, 2.75%, 10/01/26 (Call 07/01/26)	557	528,699
Series L, 3.85%, 02/01/48 (Call 08/01/47)	354	296,959
Series M, 4.10%, 09/15/28 (Call 06/15/28)	508	501,434
Series N, 1.65%, 03/15/26 (Call 02/15/26)	510	469,729
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)(a)	50	50,014
3.40%, 08/15/46 (Call 02/15/46)	430	354,044
3.70%, 08/15/47 (Call 02/15/47)	552	477,295
3.75%, 06/15/49 (Call 12/15/48)	377	330,363
6.00%, 10/01/36	65	71,725
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	388	375,362
Series 8, 3.15%, 05/01/50 (Call 11/01/49)(a)	140	112,078
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	856	844,381
SP PowerAssets Ltd.
3.00%, 09/26/27(a)(b)	135	131,907
3.25%, 11/24/25(b)	496	496,139
Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(b)	625	565,938
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	100	100,223
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24(b)	1,272	1,297,697
4.85%, 05/07/44(b)	505	533,043
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/27(b)	3,530	3,511,143
4.00%, 05/04/47(a)(b)	677	636,540
4.25%, 05/02/28(b)	590	603,180
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	616	537,939
3.45%, 03/15/51 (Call 09/15/50)	294	240,041
3.63%, 06/15/50 (Call 12/15/49)	390	327,645
4.10%, 06/15/42 (Call 12/15/41)	90	78,917
4.20%, 05/15/45 (Call 11/15/44)	395	353,504
4.30%, 06/15/48 (Call 12/15/47)	347	327,128
4.35%, 05/15/44 (Call 11/15/43)	307	276,543
4.45%, 06/15/49 (Call 12/15/48)	568	542,550
6.55%, 05/15/36	25	29,572
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(b)	700	654,204
3.15%, 06/02/26(b)	600	590,613
Toledo Edison Co. (The), 6.15%, 05/15/37	232	264,015
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	174	173,357
Transelec SA
4.25%, 01/14/25 (Call 10/14/24)(b)	340	333,203
4.63%, 07/26/23(b)	200	201,502
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	364	324,492
4.70%, 11/01/44 (Call 05/01/44)	295	269,597
6.00%, 06/15/40(a)(b)	140	150,496

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	$477	$388,420
3.05%, 03/15/25 (Call 12/15/24)(a)	190	188,530
3.25%, 05/15/32 (Call 02/15/32)	565	520,421
3.25%, 05/01/51 (Call 11/01/50)	356	272,694
4.00%, 06/15/50 (Call 12/15/49)	347	301,118
4.85%, 12/01/48 (Call 06/01/48)	321	315,925
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	240	204,773
2.63%, 03/15/51 (Call 09/15/50)	420	303,244
2.95%, 06/15/27 (Call 03/15/27)	211	204,177
2.95%, 03/15/30 (Call 12/15/29)	120	111,522
3.25%, 10/01/49 (Call 04/01/49)	395	320,602
3.50%, 04/15/24 (Call 01/15/24)	198	199,625
3.50%, 03/15/29 (Call 12/15/28)(a)	456	442,575
3.65%, 04/15/45 (Call 10/15/44)	497	411,897
3.90%, 09/15/42 (Call 03/15/42)(a)	460	413,953
3.90%, 04/01/52 (Call 10/01/51)	645	589,858
4.00%, 04/01/48 (Call 10/01/47)	357	326,530
5.30%, 08/01/37	40	42,262
8.45%, 03/15/39	70	96,059
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	480	416,557
2.40%, 03/30/32 (Call 12/30/31)	400	349,676
2.45%, 12/15/50 (Call 06/15/50)(a)	754	528,168
2.95%, 11/15/51 (Call 05/15/51)	520	401,073
3.30%, 12/01/49 (Call 06/01/49)	492	410,776
3.45%, 02/15/24 (Call 11/15/23)	134	134,925
4.00%, 01/15/43 (Call 07/15/42)	355	324,328
4.45%, 02/15/44 (Call 08/15/43)	945	918,646
4.60%, 12/01/48 (Call 06/01/48)	435	434,322
6.35%, 11/30/37	252	298,890
8.88%, 11/15/38	513	748,188
Series A, 2.88%, 07/15/29 (Call 04/15/29)	405	376,326
Series A, 3.10%, 05/15/25 (Call 02/15/25)	294	291,693
Series A, 3.15%, 01/15/26 (Call 10/15/25)	812	798,662
Series A, 3.50%, 03/15/27 (Call 12/15/26)	865	858,293
Series A, 3.80%, 04/01/28 (Call 01/01/28)(a)	668	667,138
Series A, 6.00%, 05/15/37	520	593,557
Series B, 2.95%, 11/15/26 (Call 08/15/26)	430	416,740
Series B, 3.75%, 05/15/27 (Call 04/15/27)	105	105,728
Series B, 3.80%, 09/15/47 (Call 03/15/47)	602	535,412
Series B, 4.20%, 05/15/45 (Call 11/15/44)	390	364,196
Series B, 6.00%, 01/15/36	349	396,775
Series C, 4.00%, 11/15/46 (Call 05/15/46)	273	250,338
Series C, 4.63%, 05/15/52 (Call 11/15/51)	340	351,698
Series D, 4.65%, 08/15/43 (Call 02/15/43)	480	477,877
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	1,441	1,413,722
3.70%, 01/30/27 (Call 11/30/26)(b)	837	788,233
4.30%, 07/15/29 (Call 04/15/29)(a)(b)	929	868,870
WEC Energy Group Inc.
0.55%, 09/15/23	387	376,122
0.80%, 03/15/24 (Call 02/15/24)	160	152,808
1.38%, 10/15/27 (Call 08/15/27)(a)	638	560,080
1.80%, 10/15/30 (Call 07/15/30)	695	569,190
2.20%, 12/15/28 (Call 10/15/28)	360	321,356
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	500	442,856
2.05%, 12/15/24 (Call 11/15/24)	647	631,431

Security	Par (000)	Value

Electric (continued)
3.10%, 06/01/25 (Call 03/01/25)	$25	$24,408
3.65%, 12/15/42 (Call 06/15/42)	150	128,657
4.25%, 06/01/44 (Call 12/01/43)	400	361,761
4.30%, 12/15/45 (Call 06/15/45)	120	110,486
4.30%, 10/15/48 (Call 04/15/48)	340	325,969
5.63%, 05/15/33(a)	207	230,117
5.70%, 12/01/36	105	116,409
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	335	281,371
3.00%, 07/01/29 (Call 04/01/29)	342	320,249
3.05%, 10/15/27 (Call 07/15/27)	330	317,358
3.65%, 04/01/50 (Call 10/01/49)	430	361,521
4.10%, 10/15/44 (Call 04/15/44)(a)	375	320,820
6.38%, 08/15/37	340	395,804
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)(a)	260	194,179
3.30%, 09/01/49 (Call 03/01/49)	430	347,294
3.67%, 12/01/42(a)	432	378,443
4.75%, 11/01/44 (Call 05/01/44)	264	264,952
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	485	468,547
1.75%, 03/15/27 (Call 02/15/27)	450	409,153
2.35%, 11/15/31 (Call 05/15/31)	380	322,471
2.60%, 12/01/29 (Call 06/01/29)	487	433,976
3.30%, 06/01/25 (Call 12/01/24)	428	424,268
3.35%, 12/01/26 (Call 06/01/26)	722	709,377
3.40%, 06/01/30 (Call 12/01/29)	370	348,184
3.50%, 12/01/49 (Call 06/01/49)	310	251,857
4.00%, 06/15/28 (Call 12/15/27)	334	331,812
4.60%, 06/01/32 (Call 12/01/31)	480	492,454
4.80%, 09/15/41 (Call 03/15/41)	358	338,572
6.50%, 07/01/36	465	546,410
		530,020,925
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)(a)	634	518,619
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	946	847,504
1.80%, 10/15/27 (Call 08/15/27)	929	849,274
1.95%, 10/15/30 (Call 07/15/30)	680	586,184
2.00%, 12/21/28 (Call 10/21/28)	115	103,557
2.20%, 12/21/31 (Call 09/21/31)	185	161,018
2.75%, 10/15/50 (Call 04/15/50)	1,031	771,370
2.80%, 12/21/51 (Call 06/21/51)	910	700,939
3.15%, 06/01/25 (Call 03/01/25)(a)	285	284,689
6.00%, 08/15/32(a)	850	988,630
6.13%, 04/15/39	110	130,361
Molex Electronic Technologies LLC, 3.90%, 04/15/25 (Call 01/15/25)(a)(b)	340	340,631
		6,282,776
Electronics — 0.6%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	538	453,038
2.30%, 03/12/31 (Call 12/12/30)	472	397,619
2.75%, 09/15/29 (Call 06/15/29)	754	676,733
3.05%, 09/22/26 (Call 06/22/26)(a)	567	552,905
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	808	730,339

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	$486	$477,556
3.55%, 10/01/27 (Call 07/01/27)	430	407,873
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	506	487,845
2.20%, 09/15/31 (Call 06/15/31)	490	409,874
2.80%, 02/15/30 (Call 11/15/29)	1,062	954,042
3.20%, 04/01/24 (Call 02/01/24)	639	638,115
4.35%, 06/01/29 (Call 03/01/29)(a)	575	579,093
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	706	606,675
3.25%, 09/08/24 (Call 07/08/24)	1,011	1,001,052
3.88%, 01/12/28 (Call 10/12/27)	275	267,867
4.00%, 04/01/25 (Call 01/01/25)(a)	455	457,003
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	560	476,150
4.63%, 04/15/26 (Call 01/15/26)	598	602,070
5.50%, 06/01/32 (Call 03/01/32)	200	200,643
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)(a)	689	676,391
4.75%, 06/15/25 (Call 03/15/25)	708	722,760
4.88%, 06/15/29 (Call 03/15/29)(a)	837	830,290
4.88%, 05/12/30 (Call 02/12/30)	704	693,395
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	1,557	1,510,157
4.30%, 06/15/46 (Call 12/15/45)	266	243,300
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	975	881,431
1.35%, 06/01/25 (Call 05/01/25)	1,478	1,409,019
1.75%, 09/01/31 (Call 06/01/31)	1,590	1,354,543
1.95%, 06/01/30 (Call 03/01/30)(a)	795	699,414
2.30%, 08/15/24 (Call 07/15/24)(a)	873	864,249
2.50%, 11/01/26 (Call 08/01/26)(a)	1,206	1,169,923
2.70%, 08/15/29 (Call 05/15/29)(a)	715	669,888
2.80%, 06/01/50 (Call 12/01/49)	499	401,525
3.35%, 12/01/23	25	25,234
3.81%, 11/21/47 (Call 05/21/47)	440	412,297
5.38%, 03/01/41	417	470,097
5.70%, 03/15/36(a)	120	138,941
5.70%, 03/15/37	330	382,351
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	157	135,102
3.15%, 08/15/27 (Call 05/15/27)	25	24,057
3.35%, 03/01/26 (Call 12/01/25)	135	132,840
3.50%, 02/15/28 (Call 11/15/27)	478	467,847
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	580	526,255
3.00%, 01/15/31 (Call 10/15/30)	615	533,015
3.60%, 01/15/30 (Call 10/15/29)	495	453,849
3.95%, 01/12/28 (Call 10/12/27)(a)	640	626,880
4.25%, 05/15/27 (Call 04/15/27)	385	382,394
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	390	355,035
4.55%, 10/30/24 (Call 07/30/24)	852	869,535
4.60%, 04/06/27 (Call 01/06/27)	977	997,229
Legrand France SA, 8.50%, 02/15/25	1,051	1,174,626
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(b)	400	376,056
1.75%, 08/09/26 (Call 07/09/26)(b)	745	664,826
2.38%, 08/09/28 (Call 06/09/28)(b)	830	716,860

Security	Par (000)	Value

Electronics (continued)
2.65%, 08/09/31 (Call 05/09/31)(b)	$736	$600,820
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	265	267,222
4.75%, 12/01/24 (Call 09/01/24)	398	405,096
4.90%, 06/15/28 (Call 03/15/28)	721	725,588
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)	480	426,369
3.13%, 08/15/27 (Call 05/15/27)(a)	707	687,515
3.45%, 08/01/24 (Call 05/01/24)(a)	670	673,946
3.70%, 02/15/26 (Call 11/15/25)	445	447,245
7.13%, 10/01/37	400	507,832
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	570	507,728
2.40%, 04/01/28 (Call 02/01/28)	461	394,275
2.95%, 04/01/31 (Call 01/01/31)	807	679,793
		38,691,532
Energy - Alternate Sources — 0.0%
Phillips 66 Co., 3.75%, 03/01/28	33	32,187

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(b)	695	582,023
5.13%, 08/11/61 (Call 08/11/60)(b)	920	770,175
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(b)	420	302,470
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	545	519,628
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(a)(b)	559	500,769
4.25%, 10/31/26 (Call 07/31/26)(b)	995	930,400
5.50%, 10/31/46 (Call 04/30/46)(b)	592	448,594
5.50%, 07/31/47 (Call 01/31/47)(a)(b)	1,611	1,224,360
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(a)(b)	136	133,593
3.63%, 04/28/26 (Call 01/28/26)(b)	779	761,763
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(b)	1,155	1,128,325
		7,302,100
Entertainment — 0.4%
Magallanes Inc.
3.43%, 03/15/24(b)	1,350	1,341,752
3.53%, 03/15/24 (Call 03/15/23)(a)(b)	400	397,916
3.64%, 03/15/25(b)	2,970	2,932,407
3.76%, 03/15/27 (Call 02/15/27)(b)	3,850	3,736,811
3.79%, 03/15/25 (Call 03/15/23)(b)	325	320,512
4.05%, 03/15/29 (Call 01/15/29)(b)	1,305	1,250,234
4.28%, 03/15/32 (Call 12/15/31)(b)	3,485	3,257,241
5.05%, 03/15/42 (Call 09/15/41)(b)	3,345	3,023,450
5.14%, 03/15/52 (Call 09/15/51)(b)	5,935	5,310,294
5.39%, 03/15/62 (Call 09/15/61)(b)	2,150	1,926,174
		23,496,791
Environmental Control — 0.2%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	631	574,468
1.45%, 02/15/31 (Call 11/15/30)	640	514,136
1.75%, 02/15/32 (Call 11/15/31)(a)	324	261,734
2.30%, 03/01/30 (Call 12/01/29)	616	539,145
2.38%, 03/15/33 (Call 12/15/32)(a)	655	551,629
2.50%, 08/15/24 (Call 07/15/24)	790	776,898
2.90%, 07/01/26 (Call 04/01/26)(a)	424	410,224
3.05%, 03/01/50 (Call 09/01/49)(a)	723	554,035

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
3.20%, 03/15/25 (Call 12/15/24)	$615	$609,054
3.38%, 11/15/27 (Call 08/15/27)	773	755,591
3.95%, 05/15/28 (Call 02/15/28)(a)	668	670,310
6.20%, 03/01/40	367	418,650
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	560	469,608
2.60%, 02/01/30 (Call 11/01/29)	864	773,247
2.95%, 01/15/52 (Call 07/15/51)	680	511,088
3.05%, 04/01/50 (Call 10/01/49)(a)	410	313,767
3.20%, 06/01/32 (Call 03/01/32)(a)	680	628,618
3.50%, 05/01/29 (Call 02/01/29)(a)	423	404,936
4.25%, 12/01/28 (Call 09/01/28)	646	650,144
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	665	613,913
1.15%, 03/15/28 (Call 01/15/28)	570	497,090
1.50%, 03/15/31 (Call 12/15/30)	532	432,983
2.00%, 06/01/29 (Call 04/01/29)(a)	815	724,534
2.50%, 11/15/50 (Call 05/15/50)	105	73,944
2.95%, 06/01/41 (Call 12/01/40)	930	749,996
3.13%, 03/01/25 (Call 12/01/24)	200	199,990
3.15%, 11/15/27 (Call 08/15/27)(a)	883	864,208
3.90%, 03/01/35 (Call 09/01/34)	493	462,800
4.10%, 03/01/45 (Call 09/01/44)(a)	175	162,978
4.15%, 07/15/49 (Call 01/15/49)(a)	731	692,530
		15,862,248
Food — 1.9%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,230	1,406,012
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(a)(b)	917	768,721
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	675	584,800
3.13%, 04/24/50 (Call 10/24/49)	583	432,227
3.30%, 03/19/25 (Call 12/19/24)(a)	575	570,701
3.95%, 03/15/25 (Call 01/15/25)(a)	608	613,274
4.15%, 03/15/28 (Call 12/15/27)	915	914,306
4.80%, 03/15/48 (Call 09/15/47)	880	857,992
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(b)	575	551,287
5.15%, 02/12/25 (Call 11/12/24)(b)	200	201,020
6.63%, 02/12/45 (Call 08/12/44)(a)(b)	295	321,254
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	340	300,252
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(b)	960	841,382
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)(a)	530	453,680
4.30%, 05/01/24 (Call 04/01/24)	939	951,866
4.60%, 11/01/25 (Call 09/01/25)	1,540	1,569,696
4.85%, 11/01/28 (Call 08/01/28)(a)	848	859,473
5.30%, 11/01/38 (Call 05/01/38)	944	936,471
5.40%, 11/01/48 (Call 05/01/48)	815	808,423
7.00%, 10/01/28(a)	748	838,389
8.25%, 09/15/30	822	990,439
Danone SA
2.59%, 11/02/23 (Call 09/02/23)(b)	962	958,034
2.95%, 11/02/26 (Call 08/02/26)(b)	1,960	1,904,727
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)(a)	598	501,817
3.50%, 10/01/26 (Call 07/01/26)	190	184,936

Security	Par (000)	Value

Food (continued)
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)(a)	$430	$362,902
2.88%, 04/15/30 (Call 01/15/30)	988	898,407
3.00%, 02/01/51 (Call 08/01/50)(a)	1,219	925,133
3.20%, 02/10/27 (Call 11/10/26)(a)	795	778,275
3.65%, 02/15/24 (Call 11/15/23)	422	426,429
4.00%, 04/17/25 (Call 02/17/25)(a)	859	873,028
4.20%, 04/17/28 (Call 01/17/28)	1,030	1,042,264
4.55%, 04/17/38 (Call 10/17/37)	340	330,203
4.70%, 04/17/48 (Call 10/17/47)(a)	240	239,545
5.40%, 06/15/40(a)	450	477,435
Grupo Bimbo SAB de CV
3.88%, 06/27/24(b)	200	200,635
4.00%, 09/06/49(a)(b)	1,095	920,599
4.70%, 11/10/47 (Call 05/10/47)(b)	375	354,731
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	754	706,832
1.70%, 06/01/30 (Call 03/01/30)	430	368,040
2.05%, 11/15/24 (Call 10/15/24)	259	254,723
2.30%, 08/15/26 (Call 05/15/26)	957	921,452
2.45%, 11/15/29 (Call 08/15/29)(a)	360	327,808
2.65%, 06/01/50 (Call 12/01/49)	362	270,821
3.13%, 11/15/49 (Call 05/15/49)	494	401,209
3.20%, 08/21/25 (Call 05/21/25)(a)	265	265,981
3.38%, 08/15/46 (Call 02/15/46)	520	448,412
Hormel Foods Corp.
0.65%, 06/03/24 (Call 07/01/22)	1,087	1,040,176
1.70%, 06/03/28 (Call 04/03/28)(a)	710	638,148
1.80%, 06/11/30 (Call 03/11/30)(a)	216	183,452
3.05%, 06/03/51 (Call 12/03/50)	670	526,958
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)(a)	415	370,516
3.20%, 10/01/26 (Call 07/01/26)(a)	743	721,327
3.90%, 06/01/50 (Call 12/01/49)(a)	514	436,914
6.63%, 04/15/37(a)	359	424,155
JBS Finance Luxembourg Sarl
2.50%, 01/15/27 (Call 12/15/26)(a)(b)	1,160	1,041,829
3.63%, 01/15/32 (Call 01/15/27)(b)	425	360,013
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(a)(b)	1,285	1,135,619
4.38%, 02/02/52 (Call 08/02/51)(b)	970	751,401
JBS USA LUX SA/JBS USA Finance Inc., 6.75%, 02/15/28 (Call 02/15/23)(b)	740	763,822
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)(a)(b)	382	313,718
3.75%, 12/01/31 (Call 12/01/26)(b)	705	602,430
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	255	247,350
6.50%, 04/15/29 (Call 04/15/24)(a)(b)	1,265	1,283,975
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	205	169,172
2.38%, 03/15/30 (Call 12/15/29)	594	517,732
2.75%, 09/15/41 (Call 03/15/41)(a)	644	477,114
3.38%, 12/15/27 (Call 09/15/27)	532	516,116
3.50%, 03/15/25	1,075	1,073,839
3.55%, 03/15/50 (Call 09/15/49)	640	502,655
4.25%, 03/15/35	587	563,928
4.38%, 03/15/45(a)	323	295,616

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	$262	$222,521
2.65%, 12/01/23	407	405,555
3.25%, 04/01/26(a)	670	661,346
3.40%, 11/15/27 (Call 08/15/27)	585	569,081
4.30%, 05/15/28 (Call 02/15/28)(a)	210	212,464
4.50%, 04/01/46	678	648,051
Series B, 7.45%, 04/01/31	1,175	1,404,152
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	300	325,371
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	1,675	1,619,073
3.75%, 04/01/30 (Call 01/01/30)(a)	715	681,570
3.88%, 05/15/27 (Call 02/15/27)	1,225	1,210,825
4.25%, 03/01/31 (Call 12/01/30)	335	327,364
4.38%, 06/01/46 (Call 12/01/45)	2,745	2,410,355
4.63%, 01/30/29 (Call 10/30/28)	325	326,771
4.63%, 10/01/39 (Call 04/01/39)	410	378,331
4.88%, 10/01/49 (Call 04/01/49)	1,195	1,117,317
5.00%, 07/15/35 (Call 01/15/35)(a)	935	943,030
5.00%, 06/04/42	1,105	1,059,725
5.20%, 07/15/45 (Call 01/15/45)	1,585	1,542,748
5.50%, 06/01/50 (Call 12/01/49)	450	459,693
6.50%, 02/09/40	795	888,082
6.75%, 03/15/32	390	449,803
6.88%, 01/26/39	805	926,963
7.13%, 08/01/39(b)	825	965,644
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	315	258,564
2.20%, 05/01/30 (Call 02/01/30)	700	606,106
2.65%, 10/15/26 (Call 07/15/26)(a)	687	656,467
3.50%, 02/01/26 (Call 11/01/25)	870	861,567
3.70%, 08/01/27 (Call 05/01/27)(a)	677	672,352
3.85%, 08/01/23 (Call 05/01/23)	405	409,526
3.88%, 10/15/46 (Call 04/15/46)(a)	540	464,432
3.95%, 01/15/50 (Call 07/15/49)	552	482,224
4.00%, 02/01/24 (Call 11/01/23)	421	426,952
4.45%, 02/01/47 (Call 08/01/46)	595	557,123
4.50%, 01/15/29 (Call 10/15/28)	369	375,699
4.65%, 01/15/48 (Call 07/15/47)	435	416,320
5.00%, 04/15/42 (Call 10/15/41)	320	320,973
5.15%, 08/01/43 (Call 02/01/43)	556	565,801
5.40%, 07/15/40 (Call 01/15/40)	518	542,196
5.40%, 01/15/49 (Call 07/15/48)(a)	436	463,438
6.90%, 04/15/38	470	563,442
7.50%, 04/01/31	50	60,537
8.00%, 09/15/29	279	340,941
Series B, 7.70%, 06/01/29	575	692,186
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(a)(b)	422	379,058
1.63%, 07/16/32 (Call 04/16/32)(a)(b)	712	576,262
2.38%, 07/16/40 (Call 01/16/40)(a)(b)	546	411,641
2.45%, 07/16/50 (Call 01/16/50)(b)	405	283,431
2.70%, 04/01/25 (Call 03/01/25)(b)	474	466,357
3.20%, 04/01/30 (Call 01/01/30)(b)	648	614,914
3.60%, 04/01/34 (Call 01/01/34)(b)	626	594,089
3.88%, 04/01/39 (Call 10/01/38)(b)	690	640,094
3.95%, 04/01/44 (Call 10/01/43)(b)	250	230,467
3.95%, 04/01/49 (Call 10/01/48)(b)	782	721,148
4.13%, 04/01/54 (Call 10/01/53)(a)(b)	698	655,872
4.20%, 04/01/59 (Call 10/01/58)(a)(b)	784	730,425

Security	Par (000)	Value

Food (continued)
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	$507	$456,307
1.85%, 02/15/31 (Call 11/15/30)(a)	490	401,325
2.50%, 04/15/30 (Call 01/15/30)	561	494,411
3.15%, 08/15/24 (Call 06/15/24)	968	963,572
3.25%, 11/15/25 (Call 08/15/25)	387	384,562
3.40%, 08/15/27 (Call 05/15/27)	892	870,288
3.50%, 09/01/23 (Call 06/01/23)	200	200,438
4.20%, 08/15/47 (Call 02/15/47)(a)	485	445,941
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(a)(b)	552	521,417
1.25%, 09/24/26 (Call 08/24/26)(b)	880	794,245
2.25%, 09/19/24 (Call 08/19/24)(a)(b)	716	700,128
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,008	958,230
1.50%, 02/04/31 (Call 11/04/30)	250	201,941
1.88%, 10/15/32 (Call 07/15/32)	817	659,442
2.63%, 03/17/27 (Call 02/17/27)	420	400,325
2.63%, 09/04/50 (Call 03/04/50)	1,162	828,674
2.75%, 04/13/30 (Call 01/13/30)	577	520,821
3.00%, 03/17/32 (Call 12/17/31)	100	90,286
6.50%, 11/01/31	10	11,427
Nestle Holdings Inc.
0.38%, 01/15/24(b)	1,170	1,124,886
0.61%, 09/14/24 (Call 09/14/23)(b)	150	142,283
0.63%, 01/15/26 (Call 12/15/25)(b)	540	490,590
1.00%, 09/15/27 (Call 07/15/27)(a)(b)	1,130	996,123
1.15%, 01/14/27 (Call 12/14/26)(b)	1,150	1,041,397
1.25%, 09/15/30 (Call 06/15/30)(a)(b)	675	557,784
1.50%, 09/14/28 (Call 07/14/28)(a)(b)	240	212,628
1.88%, 09/14/31 (Call 06/14/31)(a)(b)	1,095	938,837
2.50%, 09/14/41 (Call 03/14/41)(a)(b)	737	577,487
2.63%, 09/14/51 (Call 03/14/51)(a)(b)	575	439,851
3.35%, 09/24/23 (Call 08/24/23)(a)(b)	980	990,384
3.50%, 09/24/25 (Call 07/24/25)(a)(b)	560	568,008
3.63%, 09/24/28 (Call 06/24/28)(a)(b)	1,544	1,547,473
3.90%, 09/24/38 (Call 03/24/38)(b)	1,289	1,236,545
4.00%, 09/24/48 (Call 03/24/48)(a)(b)	1,619	1,557,668
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	1,286	1,245,182
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(b)	40	39,470
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	422	347,561
3.00%, 10/15/30 (Call 07/15/30)(b)	895	770,575
4.25%, 02/01/27 (Call 11/01/26)(b)	1,035	1,000,672
5.20%, 04/01/29 (Call 01/01/29)(a)(b)	473	478,206
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	490	429,510
2.45%, 12/14/31 (Call 09/14/31)(a)	445	382,966
3.15%, 12/14/51 (Call 06/14/51)	365	275,763
3.25%, 07/15/27 (Call 04/15/27)	736	712,690
3.30%, 07/15/26 (Call 04/15/26)	883	870,107
3.30%, 02/15/50 (Call 08/15/49)	580	449,986
3.75%, 10/01/25 (Call 07/01/25)	1,020	1,027,487
4.45%, 03/15/48 (Call 09/15/47)	235	215,997
4.50%, 04/01/46 (Call 10/01/45)	877	814,965
4.85%, 10/01/45 (Call 04/01/45)	425	410,867
5.38%, 09/21/35	325	346,621
5.95%, 04/01/30 (Call 01/01/30)	862	945,276

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
6.60%, 04/01/40 (Call 10/01/39)	$470	$559,907
6.60%, 04/01/50 (Call 10/01/49)	836	1,020,320
Tesco PLC, 6.15%, 11/15/37(b)	185	201,526
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	912	897,150
3.90%, 09/28/23 (Call 08/28/23)(a)	382	386,760
3.95%, 08/15/24 (Call 05/15/24)(a)	944	955,997
4.00%, 03/01/26 (Call 01/01/26)	1,017	1,026,011
4.35%, 03/01/29 (Call 12/01/28)(a)	936	949,665
4.55%, 06/02/47 (Call 12/02/46)	826	785,816
4.88%, 08/15/34 (Call 02/15/34)	881	897,401
5.10%, 09/28/48 (Call 03/28/48)	960	999,187
5.15%, 08/15/44 (Call 02/15/44)	669	686,515
		124,326,337
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)(a)	675	644,625
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	360	337,453
4.25%, 04/30/29 (Call 01/30/29)(a)(b)	332	315,350
4.50%, 08/01/24 (Call 05/01/24)	390	390,491
5.15%, 01/29/50 (Call 07/29/49)(a)(b)	320	283,219
5.50%, 11/02/47 (Call 05/02/47)	751	681,540
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	470	427,700
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	275	275,690
5.50%, 01/17/27(a)	692	710,172
Georgia-Pacific LLC
0.63%, 05/15/24(a)(b)	873	831,924
0.95%, 05/15/26 (Call 04/15/26)(b)	1,071	966,797
1.75%, 09/30/25 (Call 08/30/25)(b)	460	434,530
2.10%, 04/30/27 (Call 02/28/27)(a)(b)	584	542,586
2.30%, 04/30/30 (Call 01/30/30)(a)(b)	1,179	1,047,900
3.60%, 03/01/25 (Call 12/01/24)(b)	668	670,005
3.73%, 07/15/23 (Call 04/15/23)(b)	607	612,183
7.25%, 06/01/28	403	472,309
7.75%, 11/15/29	680	834,710
8.00%, 01/15/24	771	830,712
8.88%, 05/15/31	192	256,914
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	365	341,698
4.40%, 08/15/47 (Call 02/15/47)	432	403,428
4.80%, 06/15/44 (Call 12/15/43)	345	336,944
5.00%, 09/15/35 (Call 03/15/35)(a)	50	52,565
5.15%, 05/15/46 (Call 11/15/45)(a)	50	50,986
6.00%, 11/15/41 (Call 05/15/41)	871	946,930
7.30%, 11/15/39	758	922,575
8.70%, 06/15/38(a)	495	667,760
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)(b)	652	547,687
3.85%, 01/13/30 (Call 10/13/29)(a)(b)	525	481,687
4.38%, 04/04/27(b)	245	242,766
4.75%, 09/15/24 (Call 06/15/24)(b)	175	176,313
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	397	436,934
Stora Enso OYJ, 7.25%, 04/15/36(b)	25	29,390
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	290	250,778
3.13%, 01/15/32 (Call 10/15/31)	845	707,434
3.75%, 01/15/31 (Call 10/15/30)(a)	1,125	995,647
5.00%, 01/15/30 (Call 10/15/29)(a)	1,109	1,076,041
6.00%, 01/15/29 (Call 10/15/28)	1,352	1,390,208

Security	Par (000)	Value

Forest Products & Paper (continued)
7.00%, 03/16/47 (Call 09/16/46)(b)	$1,082	$1,127,780
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	390	392,445
		23,144,806
Gas — 0.7%
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	496	497,643
4.25%, 07/15/27 (Call 04/15/27)(a)(b)	1,026	1,017,595
5.00%, 03/23/35 (Call 12/23/34)(b)	290	294,111
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)(a)	522	427,122
2.63%, 09/15/29 (Call 06/15/29)	480	438,827
2.85%, 02/15/52 (Call 08/15/51)(a)	490	367,937
3.00%, 06/15/27 (Call 03/15/27)	650	630,695
3.38%, 09/15/49 (Call 03/15/49)(a)	382	315,532
4.13%, 10/15/44 (Call 04/15/44)	629	578,431
4.13%, 03/15/49 (Call 09/15/48)	488	459,721
4.15%, 01/15/43 (Call 07/15/42)	472	434,439
4.30%, 10/01/48 (Call 04/01/48)	372	352,890
5.50%, 06/15/41 (Call 12/15/40)	269	290,945
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(a)(b)	567	517,262
3.15%, 08/01/27 (Call 05/01/27)(b)	789	746,943
3.76%, 03/16/32 (Call 12/16/31)(a)(b)	430	403,218
4.49%, 02/15/42(b)	620	572,488
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(a)(b)	705	690,306
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	405	387,147
4.27%, 03/15/48 (Call 09/15/47)(a)(b)	456	385,250
4.49%, 03/04/49 (Call 09/04/48)(b)	787	689,222
4.50%, 03/10/46 (Call 09/10/45)(b)	495	435,552
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)(a)	573	476,735
4.00%, 04/01/28 (Call 01/01/28)	409	407,469
4.10%, 09/01/47 (Call 03/01/47)(a)	205	185,169
5.85%, 01/15/41 (Call 07/15/40)	237	261,844
6.63%, 11/01/37	226	257,407
Centrica PLC
4.00%, 10/16/23 (Call 07/16/23)(b)	50	50,254
5.38%, 10/16/43 (Call 04/16/43)(b)	95	98,543
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(b)	603	562,974
2.00%, 06/15/30 (Call 03/15/30)(b)	547	464,383
3.00%, 06/15/50 (Call 12/15/49)(b)	677	507,010
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	352	353,715
3.60%, 12/15/24 (Call 09/15/24)	517	515,183
Series A, 2.50%, 11/15/24 (Call 10/15/24)(a)	698	682,752
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(a)(b)	660	562,307
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(b)	675	640,244
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(b)	925	883,185
3.59%, 01/18/52 (Call 07/18/51)(b)	350	272,132
5.82%, 04/01/41(b)	430	450,886
Korea Gas Corp.
2.88%, 07/16/29(a)(b)	865	819,077
6.25%, 01/20/42(a)(b)	60	75,869

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	$685	$576,213
3.95%, 09/15/27 (Call 06/15/27)	375	357,601
4.75%, 09/01/28 (Call 06/01/28)	390	387,661
5.20%, 07/15/25 (Call 04/15/25)(a)	335	343,450
5.50%, 01/15/26 (Call 12/15/25)	732	755,608
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	1,071	980,766
1.70%, 02/15/31 (Call 11/15/30)	707	567,104
2.95%, 09/01/29 (Call 06/01/29)	663	599,553
3.49%, 05/15/27 (Call 02/15/27)	575	561,681
3.60%, 05/01/30 (Call 02/01/30)	928	869,331
3.95%, 03/30/48 (Call 09/30/47)(a)	524	436,687
4.38%, 05/15/47 (Call 11/15/46)	545	485,528
4.80%, 02/15/44 (Call 08/15/43)	476	442,946
5.25%, 02/15/43 (Call 08/15/42)	391	385,572
5.65%, 02/01/45 (Call 08/01/44)	635	654,061
5.80%, 02/01/42 (Call 08/01/41)	420	427,071
5.95%, 06/15/41 (Call 12/15/40)	544	572,393
ONE Gas Inc.
1.10%, 03/11/24 (Call 06/16/22)	785	752,251
2.00%, 05/15/30 (Call 02/15/30)	253	214,786
3.61%, 02/01/24 (Call 11/01/23)	102	102,726
4.50%, 11/01/48 (Call 05/01/48)	336	311,819
4.66%, 02/01/44 (Call 08/01/43)	582	551,851
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(b)	1,107	1,130,949
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	370	318,461
3.35%, 06/01/50 (Call 12/01/49)	437	340,850
3.50%, 06/01/29 (Call 03/01/29)(a)	864	821,750
3.64%, 11/01/46 (Call 05/01/46)	290	236,367
4.10%, 09/18/34 (Call 03/18/34)	275	260,321
4.65%, 08/01/43 (Call 02/01/43)	374	358,270
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(a)(b)	285	243,678
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(b)	817	706,948
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	640	618,575
3.15%, 09/15/24 (Call 06/15/24)(a)	35	35,001
3.20%, 06/15/25 (Call 03/15/25)	844	835,535
3.75%, 09/15/42 (Call 03/15/42)	644	558,932
4.45%, 03/15/44 (Call 09/15/43)	267	242,511
5.13%, 11/15/40	51	52,635
Series KK, 5.75%, 11/15/35(a)	100	110,611
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	637	613,493
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	674	615,202
Series VV, 4.30%, 01/15/49 (Call 07/15/48)(a)	355	335,750
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	610	547,561
Series XX, 2.55%, 02/01/30 (Call 11/01/29)(a)	690	621,137
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	586	581,795
3.25%, 06/15/26 (Call 03/15/26)	342	332,904
3.88%, 11/15/25 (Call 08/15/25)	790	795,520
3.95%, 10/01/46 (Call 04/01/46)	432	365,961
4.40%, 06/01/43 (Call 12/01/42)	370	337,040
4.40%, 05/30/47 (Call 11/30/46)	505	455,325
5.88%, 03/15/41 (Call 09/15/40)	535	579,499
6.00%, 10/01/34	160	171,864
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	466	377,744
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	645	476,792

Security	Par (000)	Value

Gas (continued)
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	$719	$597,856
3.18%, 08/15/51 (Call 02/15/51)	425	304,766
3.70%, 04/01/28 (Call 01/01/28)(a)	183	177,977
3.80%, 09/29/46 (Call 03/29/46)	100	79,728
4.05%, 03/15/32 (Call 12/15/31)	320	303,527
4.15%, 06/01/49 (Call 12/01/48)	341	295,979
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	140	131,348
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	425	343,329
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	430	363,986
Series K, 3.80%, 09/15/46 (Call 03/15/46)	371	326,892
		47,801,442
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	624	530,923
4.63%, 06/15/28 (Call 03/15/28)	150	151,178
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	556	453,777
3.25%, 03/01/27 (Call 12/01/26)(a)	230	227,348
4.10%, 03/01/48 (Call 09/01/47)	263	247,020
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)	75	73,385
2.30%, 03/15/30 (Call 12/15/29)	821	720,386
2.75%, 11/15/50 (Call 05/15/50)(a)	610	443,199
3.00%, 05/15/32 (Call 02/15/32)(a)	665	604,362
3.40%, 03/01/26 (Call 01/01/26)	830	828,557
4.00%, 03/15/60 (Call 03/15/25)(c)	711	656,086
4.25%, 11/15/28 (Call 08/15/28)	514	519,708
4.85%, 11/15/48 (Call 05/15/48)(a)	245	250,415
5.20%, 09/01/40	532	558,524
		6,264,868
Health Care - Products — 0.9%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	657	581,399
1.40%, 06/30/30 (Call 03/30/30)(a)	956	814,335
2.95%, 03/15/25 (Call 12/15/24)	762	761,696
3.40%, 11/30/23 (Call 09/30/23)	645	652,960
3.75%, 11/30/26 (Call 08/30/26)	930	949,025
3.88%, 09/15/25 (Call 06/15/25)	1,147	1,174,635
4.75%, 11/30/36 (Call 05/30/36)(a)	961	1,053,029
4.75%, 04/15/43 (Call 10/15/42)	453	481,346
4.90%, 11/30/46 (Call 05/30/46)	2,213	2,432,025
5.30%, 05/27/40	1,316	1,490,167
6.00%, 04/01/39	916	1,065,639
6.15%, 11/30/37(a)	410	501,640
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	635	552,180
2.75%, 09/23/26 (Call 07/23/26)(b)	505	477,665
3.00%, 09/23/29 (Call 06/23/29)(a)(b)	868	785,847
3.80%, 09/23/49 (Call 03/23/49)(a)(b)	825	678,125
Baxter International Inc.
1.32%, 11/29/24(b)	588	557,613
1.73%, 04/01/31 (Call 01/01/31)	1,066	866,395
1.92%, 02/01/27 (Call 01/01/27)(b)	1,696	1,551,758
2.27%, 12/01/28 (Call 10/01/28)(b)	1,235	1,103,396
2.54%, 02/01/32 (Call 11/01/31)(a)(b)	220	189,352
2.60%, 08/15/26 (Call 05/15/26)(a)	699	665,631
3.13%, 12/01/51 (Call 06/01/51)(b)	575	429,753

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
3.50%, 08/15/46 (Call 02/15/46)(a)	$862	$701,061
3.95%, 04/01/30 (Call 01/01/30)(a)	636	620,388
4.50%, 06/15/43 (Call 12/15/42)(a)	265	246,845
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	512	487,181
2.65%, 06/01/30 (Call 03/01/30)(a)	1,137	1,015,452
3.45%, 03/01/24 (Call 02/01/24)	355	357,652
4.55%, 03/01/39 (Call 09/01/38)	585	570,619
4.70%, 03/01/49 (Call 09/01/48)(a)	315	311,090
6.75%, 11/15/35	335	392,928
7.38%, 01/15/40	670	843,443
Covidien International Finance SA, 6.55%, 10/15/37	43	53,794
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	590	426,701
2.80%, 12/10/51 (Call 06/10/51)	870	654,284
3.35%, 09/15/25 (Call 06/15/25)	832	829,928
4.38%, 09/15/45 (Call 03/15/45)(a)	647	618,438
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)(a)	1,023	890,095
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	586	571,127
2.60%, 11/15/29 (Call 08/15/29)	805	736,533
3.25%, 11/15/39 (Call 05/15/39)	759	657,806
3.40%, 11/15/49 (Call 05/15/49)	764	639,711
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	427	432,525
Koninklijke Philips NV
5.00%, 03/15/42	486	482,551
6.88%, 03/11/38	910	1,081,424
Medtronic Inc.
3.50%, 03/15/25	1,702	1,724,254
4.38%, 03/15/35	1,720	1,789,565
4.63%, 03/15/45(a)	1,949	2,053,706
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	215	198,412
PerkinElmer Inc.
0.85%, 09/15/24 (Call 09/15/22)(a)	587	551,582
1.90%, 09/15/28 (Call 07/15/28)	605	521,353
2.25%, 09/15/31 (Call 06/15/31)	215	177,094
2.55%, 03/15/31 (Call 12/15/30)	790	674,620
3.30%, 09/15/29 (Call 06/15/29)	850	778,478
3.63%, 03/15/51 (Call 09/15/50)	465	369,791
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	1,152	947,587
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)(a)	1,032	888,408
3.75%, 03/15/51 (Call 09/15/50)(a)	679	544,963
Stryker Corp.
0.60%, 12/01/23 (Call 06/13/22)	385	371,728
1.15%, 06/15/25 (Call 05/15/25)	237	221,489
1.95%, 06/15/30 (Call 03/15/30)	958	817,729
2.90%, 06/15/50 (Call 12/15/49)(a)	625	473,573
3.38%, 05/15/24 (Call 02/15/24)(a)	1,514	1,525,213
3.38%, 11/01/25 (Call 08/01/25)	693	688,739
3.50%, 03/15/26 (Call 12/15/25)	654	653,738
3.65%, 03/07/28 (Call 12/07/27)	579	569,441
4.10%, 04/01/43 (Call 10/01/42)	476	430,444
4.38%, 05/15/44 (Call 11/15/43)	358	335,395
4.63%, 03/15/46 (Call 09/15/45)	923	914,791
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 10/18/22)	1,205	1,153,822
1.75%, 10/15/28 (Call 08/15/28)	695	616,162

Security	Par (000)	Value

Health Care - Products (continued)
2.00%, 10/15/31 (Call 07/15/31)(a)	$519	$442,242
2.60%, 10/01/29 (Call 07/01/29)	1,248	1,141,588
2.80%, 10/15/41 (Call 04/15/41)(a)	965	775,614
4.10%, 08/15/47 (Call 02/15/47)	788	762,210
5.30%, 02/01/44 (Call 08/01/43)	559	615,502
UnitedHealth Group Inc., 4.00%, 05/15/29	1,000	1,015,564
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 11/22/22)	847	807,405
2.60%, 11/24/31 (Call 08/24/31)	985	848,446
3.05%, 01/15/26 (Call 12/15/25)	637	620,697
3.55%, 04/01/25 (Call 01/01/25)	386	386,160
3.55%, 03/20/30 (Call 12/20/29)	225	211,638
4.25%, 08/15/35 (Call 02/15/35)	137	127,703
4.45%, 08/15/45 (Call 02/15/45)	540	481,084
5.75%, 11/30/39	210	221,953
		61,887,070
Health Care - Services — 2.5%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	50	36,497
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	455	418,949
3.63%, 03/01/49 (Call 09/01/48)	335	281,862
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	232	192,163
3.83%, 08/15/28 (Call 05/15/28)	170	168,992
4.27%, 08/15/48 (Call 02/15/48)	377	364,483
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	65	55,689
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	625	487,566
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	808	809,474
3.50%, 11/15/24 (Call 08/15/24)	1,165	1,170,877
3.88%, 08/15/47 (Call 02/15/47)(a)	500	437,599
4.13%, 11/15/42 (Call 05/15/42)	281	249,099
4.50%, 05/15/42 (Call 11/15/41)	967	898,545
4.75%, 03/15/44 (Call 09/15/43)	225	216,096
6.63%, 06/15/36	1,290	1,528,667
6.75%, 12/15/37	750	900,036
AHS Hospital Corp.
5.02%, 07/01/45	320	342,137
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	645	470,868
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	110	81,619
4.81%, 11/15/45 (Call 05/15/45)	15	15,615
Series 2019, 3.89%, 04/15/49	550	506,329
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	781	725,966
2.25%, 05/15/30 (Call 02/15/30)	899	787,887
2.38%, 01/15/25 (Call 12/15/24)(a)	1,386	1,358,458
2.55%, 03/15/31 (Call 12/15/30)	861	765,018
2.88%, 09/15/29 (Call 06/15/29)	747	693,834
3.13%, 05/15/50 (Call 11/15/49)	809	637,778
3.35%, 12/01/24 (Call 10/01/24)	969	971,321
3.50%, 08/15/24 (Call 05/15/24)	835	840,947
3.60%, 03/15/51 (Call 09/15/50)	980	842,992
3.65%, 12/01/27 (Call 09/01/27)	1,230	1,220,977
3.70%, 09/15/49 (Call 03/15/49)	873	751,492
4.10%, 03/01/28 (Call 12/01/27)	857	864,093
4.10%, 05/15/32	340	339,924
4.38%, 12/01/47 (Call 06/01/47)	728	696,580
4.55%, 03/01/48 (Call 09/01/47)	905	887,550

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.55%, 05/15/52	$425	$419,617
4.63%, 05/15/42	882	879,535
4.65%, 01/15/43(a)	890	891,076
4.65%, 08/15/44 (Call 02/15/44)	680	673,491
4.85%, 08/15/54 (Call 02/15/54)	390	380,581
5.10%, 01/15/44(a)	494	513,184
5.85%, 01/15/36	245	278,746
5.95%, 12/15/34(a)	525	600,914
6.38%, 06/15/37(a)	460	558,562
Ascension Health
3.90%, 11/15/46	200	188,452
4.80%, 11/15/53	352	376,654
Series B, 2.53%, 11/15/29 (Call 08/15/29)	305	275,387
Series B, 3.11%, 11/15/39 (Call 05/15/39)	1,060	905,663
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	410	342,022
2.34%, 01/01/30 (Call 10/01/29)	385	339,562
2.91%, 01/01/51 (Call 07/01/50)	495	375,433
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)(a)	569	465,147
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41(a)	430	410,181
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)(a)	30	20,356
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	409	333,624
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	200	185,267
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	295	276,577
4.19%, 11/15/45 (Call 05/15/45)	602	570,776
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	234	194,287
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)(a)	335	249,607
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	90	66,515
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	279	238,930
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(b)	725	724,767
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)(a)	195	183,642
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)(a)	655	543,053
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	545	427,390
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	310	229,044
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(a)	305	265,931
Children's Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	580	404,138
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	215	205,321
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	45	31,926
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	577	566,378
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	300	220,462
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)(a)	505	368,692
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	440	439,464

Security	Par (000)	Value

Health Care - Services (continued)
City of Hope
Series 2013, 5.62%, 11/15/43	$130	$141,398
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	125	120,917
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	355	341,694
CommonSpirit Health
1.50%, 10/01/25 (Call 07/01/25)	472	437,878
2.76%, 10/01/24 (Call 07/01/24)	588	577,031
2.78%, 10/01/30 (Call 04/01/30)	53	46,656
3.30%, 10/01/29 (Call 04/01/29)	788	730,204
3.82%, 10/01/49 (Call 04/01/49)(a)	482	415,815
3.91%, 10/01/50 (Call 04/01/50)(a)	620	503,207
4.19%, 10/01/49 (Call 04/01/49)	758	652,501
4.35%, 11/01/42	640	576,790
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	672	516,302
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	414	336,830
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	452	425,663
Dignity Health
3.81%, 11/01/24(a)	340	341,436
4.50%, 11/01/42	100	93,671
5.27%, 11/01/64	340	339,066
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	842	774,193
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)(a)	92	80,389
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(b)	370	376,087
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(b)	1,470	1,327,515
2.38%, 02/16/31 (Call 11/16/30)(b)	891	730,180
3.00%, 12/01/31 (Call 09/01/31)(a)(b)	655	556,794
3.75%, 06/15/29 (Call 03/15/29)(a)(b)	724	677,616
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	548	521,902
4.50%, 07/01/57 (Call 01/01/57)	357	354,538
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	315	238,857
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	320	237,897
Hartford HealthCare Corp., 3.40%, 07/01/54(a)	205	166,848
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	595	496,676
3.13%, 03/15/27 (Call 02/15/27)(a)(b)	670	637,883
3.38%, 03/15/29 (Call 01/15/29)(b)	1,195	1,106,233
3.50%, 07/15/51 (Call 01/15/51)	1,305	974,949
3.63%, 03/15/32 (Call 12/15/31)(a)(b)	1,634	1,492,321
4.13%, 06/15/29 (Call 03/15/29)	1,496	1,449,211
4.38%, 03/15/42 (Call 09/15/41)(b)	575	504,279
4.50%, 02/15/27 (Call 08/15/26)	1,466	1,480,220
4.63%, 03/15/52 (Call 09/15/51)(b)	1,645	1,448,445
5.00%, 03/15/24	617	632,794
5.13%, 06/15/39 (Call 12/15/38)	926	899,546
5.25%, 04/15/25	1,468	1,522,542
5.25%, 06/15/26 (Call 12/15/25)	1,115	1,155,369
5.25%, 06/15/49 (Call 12/15/48)	1,683	1,622,956
5.50%, 06/15/47 (Call 12/15/46)	1,191	1,174,652
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(b)	665	626,008
2.20%, 06/01/30 (Call 03/01/30)(b)	722	627,150
3.20%, 06/01/50 (Call 12/01/49)(b)	536	426,101

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Highmark Inc.
1.45%, 05/10/26 (Call 04/10/26)(b)	$883	$806,547
2.55%, 05/10/31 (Call 02/10/31)(b)	732	631,968
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	604	537,465
2.15%, 02/03/32 (Call 11/03/31)(a)	442	367,491
3.13%, 08/15/29 (Call 05/15/29)	925	862,979
3.70%, 03/23/29 (Call 02/23/29)	700	683,933
3.85%, 10/01/24 (Call 07/01/24)	260	261,393
3.95%, 03/15/27 (Call 12/15/26)	722	720,298
3.95%, 08/15/49 (Call 02/15/49)	418	370,738
4.50%, 04/01/25 (Call 03/01/25)(a)	738	756,188
4.63%, 12/01/42 (Call 06/01/42)	636	618,550
4.80%, 03/15/47 (Call 09/15/46)	281	281,158
4.88%, 04/01/30 (Call 01/01/30)(a)	536	555,821
4.95%, 10/01/44 (Call 04/01/44)	439	447,667
8.15%, 06/15/38(a)	470	618,613
Indiana University Health Inc. Obligated Group 3.97%, 11/01/48 (Call 05/01/48)	320	297,619
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	290	218,944
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	405	349,330
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	270	237,931
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	730	673,099
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	555	542,435
4.15%, 05/01/47 (Call 11/01/46)(a)	982	937,922
4.88%, 04/01/42(a)	1,097	1,159,525
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	438	354,556
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	190	151,401
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	1,875	1,452,962
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	590	539,119
2.30%, 12/01/24 (Call 11/01/24)	485	471,989
2.70%, 06/01/31 (Call 03/01/31)	489	425,030
2.95%, 12/01/29 (Call 09/01/29)	575	523,835
3.25%, 09/01/24 (Call 07/01/24)	656	656,626
3.60%, 02/01/25 (Call 11/01/24)	1,000	1,000,107
3.60%, 09/01/27 (Call 06/01/27)(a)	650	640,029
4.00%, 11/01/23 (Call 08/01/23)	398	402,946
4.70%, 02/01/45 (Call 08/01/44)	1,127	1,061,921
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	15	13,486
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)(a)	545	439,753
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	920	725,085
Mayo Clinic
3.77%, 11/15/43(a)	355	326,133
Series 2013, 4.00%, 11/15/47(a)	30	28,768
Series 2016, 4.13%, 11/15/52(a)	290	283,509
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)(a)	498	383,949
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	543	521,550
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(a)	255	216,278
Memorial Health Services, 3.40%, 11/01/49 (Call 05/01/49)	540	463,313
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	388	371,443
5.00%, 07/01/42(a)	285	305,031

Security	Par (000)	Value

Health Care - Services (continued)
Series 2015, 4.20%, 07/01/55	$312	$294,823
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	200	156,161
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	85	86,912
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	659	477,699
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	355	291,465
Montefiore Obligated Group
4.29%, 09/01/50(a)	429	324,945
Series 18-C, 5.24%, 11/01/48(a)	489	438,576
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	365	315,592
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	490	429,038
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	380	320,714
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	495	391,754
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)(a)	505	374,959
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)(a)	170	123,900
2.61%, 08/01/60 (Call 02/01/60)	238	154,818
3.56%, 08/01/36	110	101,963
4.02%, 08/01/45(a)	610	577,045
4.06%, 08/01/56	149	135,351
4.76%, 08/01/2116	255	242,434
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	410	317,168
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)(a)	217	183,143
3.98%, 11/01/46 (Call 11/01/45)	530	450,915
4.26%, 11/01/47 (Call 11/01/46)	786	708,769
6.15%, 11/01/43(a)	605	669,899
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(a)	15	11,054
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)(a)	465	381,919
3.17%, 11/01/51 (Call 05/01/51)	815	644,577
3.32%, 11/01/61 (Call 05/01/61)	388	293,001
4.37%, 11/01/43	170	163,050
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)(a)	215	149,229
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)	320	359,629
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)(a)	460	375,830
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)	125	108,546
2.83%, 11/15/41 (Call 05/15/41)	755	601,297
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)(a)	48	38,249
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)(a)	360	288,489
4.09%, 10/01/48 (Call 04/01/48)	282	263,007
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	405	407,593
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	836	773,513
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	455	347,742
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)(a)	505	424,541
2.86%, 01/01/52 (Call 07/01/51)(a)	455	332,318

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	$375	$282,498
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)	467	446,678
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	215	191,392
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	573	404,797
Series A, 3.93%, 10/01/48 (Call 04/01/48)	362	326,774
Series H, 2.70%, 10/01/26 (Call 07/01/26)(a)	621	599,250
Series I, 3.74%, 10/01/47(a)	428	370,806
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	562	495,776
2.95%, 06/30/30 (Call 03/30/30)	568	512,188
3.45%, 06/01/26 (Call 03/01/26)	916	910,063
3.50%, 03/30/25 (Call 12/30/24)	596	595,392
4.20%, 06/30/29 (Call 03/30/29)	445	442,467
4.25%, 04/01/24 (Call 01/01/24)	361	367,082
4.70%, 03/30/45 (Call 09/30/44)	626	609,106
Rady Children's Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	80	63,364
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(a)(b)	509	469,200
1.00%, 03/10/27 (Call 02/10/27)(b)	515	489,962
1.88%, 03/08/24(b)	500	492,144
1.93%, 12/13/28 (Call 10/13/28)(b)	1,110	1,004,651
2.08%, 12/13/31 (Call 09/13/31)(a)(b)	1,520	1,328,338
2.13%, 03/10/25 (Call 02/10/25)(b)	585	570,003
2.38%, 01/28/27 (Call 10/28/26)(b)	440	420,028
2.61%, 12/13/51 (Call 06/13/51)(a)(b)	1,255	951,683
2.63%, 05/15/26 (Call 02/15/26)(b)	885	862,180
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	345	342,952
3.35%, 09/30/24 (Call 06/30/24)(b)	340	342,428
3.63%, 09/17/28 (Call 06/17/28)(a)(b)	735	736,790
4.00%, 11/28/44 (Call 05/28/44)(a)(b)	150	143,456
7.00%, 03/01/39(b)	785	1,049,700
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	460	444,910
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	490	416,846
3.90%, 07/01/46 (Call 07/01/45)	675	624,126
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(a)	210	154,966
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	45	33,934
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	50	36,215
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	120	124,051
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	303	304,750
Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	683	684,331
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	255	195,363
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	677	609,049
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)(a)	185	176,992
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	120	101,216
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	302	298,183
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	420	378,050
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	65	60,352
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	335	288,285
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)(a)	333	267,973

Security	Par (000)	Value

Health Care - Services (continued)
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)(a)	$360	$286,356
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	240	161,652
4.33%, 11/15/55(a)	330	318,278
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)	76	62,773
5.75%, 11/15/38 (Call 11/15/28)	394	413,834
6.02%, 11/15/48	449	433,593
Series B, 5.33%, 11/15/28	205	203,977
Trinity Health Corp.
4.13%, 12/01/45(a)	695	656,001
Series 2019, 3.43%, 12/01/48(a)	260	220,037
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	125	95,724
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 06/13/22)	425	407,218
1.15%, 05/15/26 (Call 04/15/26)	395	363,835
1.25%, 01/15/26(a)	849	792,908
2.00%, 05/15/30	1,316	1,157,720
2.30%, 05/15/31 (Call 02/15/31)(a)	820	729,703
2.38%, 08/15/24	894	883,484
2.75%, 05/15/40 (Call 11/15/39)	855	697,475
2.88%, 08/15/29	940	891,540
2.90%, 05/15/50 (Call 11/15/49)	930	724,350
2.95%, 10/15/27	871	847,652
3.05%, 05/15/41 (Call 11/15/40)	870	727,189
3.10%, 03/15/26	1,000	990,500
3.13%, 05/15/60 (Call 11/15/59)(a)	810	617,168
3.25%, 05/15/51 (Call 11/15/50)	1,585	1,321,953
3.38%, 04/15/27	705	702,182
3.45%, 01/15/27	902	901,826
3.50%, 06/15/23	325	329,319
3.50%, 02/15/24(a)	694	703,364
3.50%, 08/15/39 (Call 02/15/39)	602	544,877
3.70%, 12/15/25(a)	1,005	1,017,978
3.70%, 08/15/49 (Call 02/15/49)	1,087	970,953
3.75%, 07/15/25	771	784,789
3.75%, 10/15/47 (Call 04/15/47)	634	574,267
3.85%, 06/15/28	1,025	1,041,093
3.88%, 12/15/28	736	748,982
3.88%, 08/15/59 (Call 02/15/59)	992	892,354
3.95%, 10/15/42 (Call 04/15/42)	453	419,765
4.20%, 05/15/32	685	701,412
4.20%, 01/15/47 (Call 07/15/46)	535	518,518
4.25%, 03/15/43 (Call 09/15/42)	413	403,635
4.25%, 04/15/47 (Call 10/15/46)	556	541,128
4.25%, 06/15/48 (Call 12/15/47)	1,127	1,104,018
4.38%, 03/15/42 (Call 09/15/41)(a)	956	944,510
4.45%, 12/15/48 (Call 06/15/48)	853	856,379
4.63%, 07/15/35	265	277,293
4.63%, 11/15/41 (Call 05/15/41)	791	807,235
4.75%, 07/15/45	1,250	1,310,151
4.75%, 05/15/52 (Call 11/15/51)	1,265	1,335,675
4.95%, 05/15/62 (Call 11/15/61)	1,000	1,065,896
5.70%, 10/15/40 (Call 04/15/40)	685	784,879
5.80%, 03/15/36	1,129	1,303,838
5.95%, 02/15/41 (Call 08/15/40)	1,030	1,199,266
6.50%, 06/15/37	613	758,550
6.63%, 11/15/37(a)	729	913,606
6.88%, 02/15/38	788	1,012,267

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(b)	$980	$876,297
2.65%, 10/15/30 (Call 07/15/30)(b)	845	714,711
2.65%, 01/15/32 (Call 10/15/31)(b)	557	457,185
UPMC, Series D-1, 3.60%, 04/03/25	500	500,219
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	176	132,047
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	442	435,124
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	468	347,620
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	55	38,777
		170,781,248
Holding Companies - Diversified — 0.6%
Alfa SAB de CV
5.25%, 03/25/24 (Call 12/25/23)(b)	30	30,465
6.88%, 03/25/44 (Call 09/25/43)(b)	275	280,844
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,150	1,012,020
2.88%, 06/15/27 (Call 05/15/27)	690	606,520
2.88%, 06/15/28 (Call 04/15/28)	913	772,459
3.20%, 11/15/31 (Call 08/15/31)	800	622,661
3.25%, 07/15/25 (Call 06/15/25)	757	720,286
3.88%, 01/15/26 (Call 12/15/25)	751	718,211
4.20%, 06/10/24 (Call 05/10/24)	1,232	1,236,617
4.25%, 03/01/25 (Call 01/01/25)	884	867,961
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	385	340,726
2.95%, 03/10/26 (Call 02/10/26)	780	715,956
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(a)(b)	360	323,262
Blackstone Private Credit Fund
1.75%, 09/15/24(b)	385	360,084
2.35%, 11/22/24(a)(b)	85	79,709
2.63%, 12/15/26 (Call 11/15/26)(b)	900	781,624
2.70%, 01/15/25 (Call 11/15/24)(b)	770	722,472
3.25%, 03/15/27 (Call 02/15/27)(b)	773	683,530
4.00%, 01/15/29 (Call 11/15/28)(b)	1,412	1,247,305
4.70%, 03/24/25(b)	565	550,759
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(b)	890	764,375
2.75%, 09/16/26 (Call 08/19/26)(a)	855	777,266
2.85%, 09/30/28 (Call 07/30/28)(b)	675	563,654
3.63%, 01/15/26 (Call 12/15/25)	565	537,830
3.65%, 07/14/23	40	40,176
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)(b)	25	24,136
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(a)(b)	1,923	1,755,497
3.38%, 09/06/49 (Call 03/06/49)(b)	970	803,944
CK Hutchison International 19 Ltd.
3.25%, 04/11/24 (Call 03/11/24)(b)	500	502,728
3.63%, 04/11/29 (Call 01/11/29)(a)(b)	239	231,452
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	94	86,966
FS KKR Capital Corp.
1.65%, 10/12/24	850	788,961
2.63%, 01/15/27 (Call 12/15/26)(a)	260	229,693
3.13%, 10/12/28 (Call 08/12/28)(a)	300	256,650
3.25%, 07/15/27 (Call 06/15/27)(a)	762	686,323
3.40%, 01/15/26 (Call 12/15/25)(a)	809	754,999
4.13%, 02/01/25 (Call 01/01/25)(a)	426	414,054

Security	Par (000)	Value

Holding Companies - Diversified (continued)
4.25%, 02/14/25 (Call 01/14/25)(a)(b)	$280	$269,079
4.63%, 07/15/24 (Call 06/15/24)(a)	330	328,664
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26 (Call 07/28/26)(b)	700	611,870
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	191	179,754
3.75%, 02/10/25 (Call 01/10/25)	593	585,706
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	475	404,843
2.50%, 08/24/26 (Call 07/24/26)	436	385,966
3.38%, 04/15/24 (Call 03/15/24)	790	774,438
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(b)	1,600	1,614,027
Inversiones La Construccion SA, 4.75%, 02/07/32 (Call 11/07/31)(b)	10	8,507
JAB Holdings BV
2.20%, 11/23/30 (Call 08/23/30)(b)	682	558,775
3.75%, 05/28/51 (Call 11/28/50)(b)	500	372,356
4.50%, 04/08/52 (Call 10/08/51)(b)	365	302,579
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	915	828,801
5.20%, 05/01/24	630	636,253
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)(a)(b)	435	405,208
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	685	608,480
3.50%, 02/25/25 (Call 01/25/25)	405	392,905
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	575	501,779
2.88%, 06/11/28 (Call 04/11/28)	895	755,572
3.40%, 07/15/26 (Call 06/15/26)	928	855,493
3.75%, 07/22/25 (Call 06/22/25)	541	521,071
4.00%, 03/30/25 (Call 02/28/25)	481	466,832
4.25%, 01/15/26 (Call 12/15/25)	397	378,932
5.25%, 04/15/24 (Call 03/15/24)(a)	430	436,929
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(b)	510	501,563
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(b)	800	701,280
OWL Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)(b)	80	70,978
4.70%, 02/08/27 (Call 01/08/27)(a)(b)	610	572,785
5.50%, 03/21/25(b)	425	416,583
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	597	519,924
3.75%, 06/17/26 (Call 05/17/26)(a)(b)	516	479,002
4.75%, 12/15/25 (Call 11/15/25)(b)	760	736,127
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	595	530,357
3.44%, 10/15/28 (Call 08/15/28)	394	323,485
3.71%, 01/22/26 (Call 12/22/25)	703	646,207
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)(b)	785	572,063
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	100	90,104
3.88%, 11/01/24 (Call 10/01/24)(a)	320	318,059
		41,555,511
Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	635	564,061

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
1.40%, 10/15/27 (Call 08/15/27)	$382	$329,980
2.50%, 10/15/24 (Call 09/15/24)	859	835,358
2.60%, 10/15/25 (Call 09/15/25)	484	463,240
5.75%, 08/15/23 (Call 05/15/23)	263	270,203
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	487	493,476
4.75%, 05/30/25 (Call 02/28/25)	359	366,141
4.75%, 11/29/27 (Call 05/29/27)	700	703,851
4.88%, 12/15/23 (Call 09/15/23)	394	401,069
5.00%, 06/15/27 (Call 12/15/26)(a)	554	565,363
5.25%, 06/01/26 (Call 12/01/25)	595	612,418
5.88%, 11/15/24 (Call 05/15/24)	565	587,673
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)(a)	520	409,449
3.85%, 01/15/30 (Call 07/15/29)	460	408,860
3.97%, 08/06/61 (Call 02/06/61)	377	235,271
6.00%, 01/15/43 (Call 10/15/42)	520	471,722
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	953	854,305
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(a)	1,027	1,058,652
5.50%, 03/01/26 (Call 12/01/25)(a)	249	260,058
6.00%, 02/15/35	469	487,694
6.38%, 05/15/33	615	668,929
7.88%, 06/15/32	378	448,252
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(a)	705	647,783
4.35%, 02/15/28 (Call 11/15/27)(a)	470	450,707
4.88%, 11/15/25 (Call 08/15/25)(a)	165	166,598
4.88%, 03/15/27 (Call 12/15/26)	805	800,177
		13,561,290
Home Furnishings — 0.1%
Controladora Mabe SA de CV, 5.60%, 10/23/28 (Call 07/23/28)(b)	247	249,719
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	310	312,213
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	755	727,502
3.50%, 11/15/51 (Call 05/15/51)(a)	540	420,749
3.80%, 11/15/24 (Call 08/15/24)(a)	390	392,209
4.40%, 03/15/29 (Call 12/15/28)	503	500,217
Panasonic Holdings Corp.
2.68%, 07/19/24 (Call 06/19/24)(b)	1,110	1,088,214
3.11%, 07/19/29 (Call 04/19/29)(a)(b)	540	505,297
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	480	406,150
3.70%, 05/01/25	470	469,922
4.00%, 03/01/24	319	324,351
4.50%, 06/01/46 (Call 12/01/45)	870	781,270
4.60%, 05/15/50 (Call 11/15/49)(a)	223	201,520
4.70%, 05/14/32(a)	200	204,126
4.75%, 02/26/29 (Call 11/26/28)(a)	791	804,695
5.15%, 03/01/43(a)	505	486,943
		7,875,097
Household Products & Wares — 0.3%
Avery Dennison Corp.
0.85%, 08/15/24 (Call 08/15/22)(a)	447	424,005
2.25%, 02/15/32 (Call 11/15/31)	565	464,938
2.65%, 04/30/30 (Call 02/01/30)	782	682,168
4.88%, 12/06/28 (Call 09/06/28)	209	215,358

Security	Par (000)	Value

Household Products & Wares (continued)
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	$400	$342,837
3.15%, 08/01/27 (Call 05/01/27)(a)	697	676,185
3.95%, 08/01/47 (Call 02/01/47)	485	433,980
5.00%, 06/15/52	340	355,757
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)(a)	936	781,836
3.10%, 10/01/27 (Call 07/01/27)	483	470,064
3.50%, 12/15/24 (Call 06/12/22)	711	713,893
3.90%, 05/15/28 (Call 02/15/28)(a)	405	403,901
4.60%, 05/01/32	200	205,972
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(a)	518	459,118
2.00%, 11/02/31 (Call 08/02/31)	475	407,362
2.40%, 06/01/23	109	108,830
2.65%, 03/01/25	331	328,148
2.75%, 02/15/26	315	308,871
2.88%, 02/07/50 (Call 08/07/49)(a)	361	280,331
3.05%, 08/15/25	803	799,036
3.10%, 03/26/30 (Call 12/26/29)(a)	919	876,440
3.20%, 04/25/29 (Call 01/25/29)	663	640,946
3.20%, 07/30/46 (Call 01/30/46)(a)	185	153,534
3.70%, 06/01/43	355	304,933
3.90%, 05/04/47 (Call 11/04/46)	387	357,408
3.95%, 11/01/28 (Call 08/01/28)	324	329,210
5.30%, 03/01/41	395	430,220
6.63%, 08/01/37	906	1,135,732
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/31 (Call 04/01/31)(b)	395	332,191
3.25%, 03/12/25(a)(b)	290	288,428
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	2,124	2,103,901
3.00%, 06/26/27 (Call 03/26/27)(a)(b)	1,942	1,875,671
3.63%, 09/21/23 (Call 06/21/23)(a)(b)	370	373,319
SC Johnson & Son Inc.
3.35%, 09/30/24 (Call 06/30/24)(b)	190	189,526
4.00%, 05/15/43 (Call 02/15/43)(b)	10	9,066
4.35%, 09/30/44 (Call 03/30/44)(b)	90	84,379
4.75%, 10/15/46 (Call 04/16/46)(b)	1,310	1,349,146
		19,696,640
Insurance — 4.8%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(a)(c)	572	571,091
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	145	132,512
2.88%, 10/15/26 (Call 07/15/26)	387	375,823
3.25%, 03/17/25	267	266,588
3.60%, 04/01/30 (Call 01/01/30)(a)	1,263	1,229,631
3.63%, 11/15/24(a)	716	725,449
4.00%, 10/15/46 (Call 04/15/46)	350	311,367
4.75%, 01/15/49 (Call 07/15/48)	492	490,571
6.45%, 08/15/40	245	282,124
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(b)	145	144,115
3.20%, 09/16/40 (Call 03/16/40)(b)	1,820	1,485,151
3.38%, 04/07/30 (Call 01/07/30)(a)(b)	1,225	1,169,177
3.60%, 04/09/29 (Call 01/09/29)(b)	800	780,514
3.90%, 04/06/28 (Call 01/06/28)(b)	410	410,108
4.50%, 03/16/46 (Call 09/16/45)(a)(b)	940	900,473
4.88%, 03/11/44(b)	30	30,501

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	$926	$1,108,422
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	470	360,432
3.63%, 05/15/30 (Call 02/15/30)	540	516,897
4.90%, 09/15/44 (Call 03/15/44)	32	31,920
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	654	643,471
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	420	382,029
1.45%, 12/15/30 (Call 09/15/30)(a)	771	626,747
3.15%, 06/15/23	139	139,746
3.28%, 12/15/26 (Call 09/15/26)	687	683,224
3.85%, 08/10/49 (Call 02/10/49)	432	384,822
4.20%, 12/15/46 (Call 06/15/46)	627	597,767
4.50%, 06/15/43(a)	394	377,947
5.35%, 06/01/33	165	180,026
5.55%, 05/09/35(a)	676	761,606
5.95%, 04/01/36	140	161,148
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(c)	530	575,050
Series B, 5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(c)	712	665,717
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	612	620,694
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 06/03/22)	624	633,148
4.50%, 06/15/47 (Call 12/15/46)	625	553,347
5.25%, 04/02/30 (Call 01/02/30)	487	492,899
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)(a)	1,341	1,294,393
3.40%, 06/30/30 (Call 03/30/30)(a)	50	47,266
3.75%, 07/10/25 (Call 04/10/25)	606	607,008
3.88%, 01/15/35 (Call 07/15/34)(a)	140	132,139
3.90%, 04/01/26 (Call 01/01/26)	1,221	1,225,779
4.13%, 02/15/24	449	456,993
4.38%, 06/30/50 (Call 12/30/49)	853	814,333
4.50%, 07/16/44 (Call 01/16/44)(a)	150	142,055
4.75%, 04/01/48 (Call 10/01/47)	1,098	1,114,973
4.80%, 07/10/45 (Call 01/10/45)	581	576,335
6.25%, 05/01/36	480	560,066
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(c)	795	757,238
Americo Life Inc., 3.45%, 04/15/31(b)	658	560,899
AmFam Holdings Inc.
2.81%, 03/11/31 (Call 12/11/30)(b)	835	728,688
3.83%, 03/11/51 (Call 09/11/50)(b)	541	443,913
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	928	832,485
3.75%, 05/02/29 (Call 02/02/29)	468	453,583
4.50%, 12/15/28 (Call 09/15/28)	552	559,428
6.25%, 09/30/40	660	758,252
8.21%, 01/01/27(a)	234	259,279
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)(a)	375	309,265
2.60%, 12/02/31 (Call 09/02/31)	215	185,504
2.85%, 05/28/27 (Call 04/28/27)	470	448,600
2.90%, 08/23/51 (Call 02/23/51)	310	223,290
3.90%, 02/28/52 (Call 08/28/51)	620	533,600
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	613	613,570

Security	Par (000)	Value

Insurance (continued)
3.88%, 12/15/25 (Call 09/15/25)	$742	$746,401
4.25%, 12/12/42	190	170,171
4.60%, 06/14/44 (Call 03/14/44)	755	710,662
4.75%, 05/15/45 (Call 11/15/44)	520	500,814
Aon PLC
4.00%, 11/27/23 (Call 08/27/23)	355	358,843
4.45%, 05/24/43 (Call 02/24/43)	176	160,811
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	892	899,356
5.03%, 12/15/46 (Call 06/15/46)	819	813,875
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	592	491,414
7.35%, 05/01/34(a)	90	111,355
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	562	567,411
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	748	628,349
3.05%, 03/09/52 (Call 09/09/51)	375	271,823
3.50%, 05/20/51 (Call 11/20/50)	1,035	824,177
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	90	87,810
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	374	377,613
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	445	363,279
3.70%, 02/22/30 (Call 11/22/29)	441	402,912
4.20%, 09/27/23 (Call 08/27/23)	373	377,939
4.90%, 03/27/28 (Call 12/27/27)	540	545,762
6.75%, 02/15/34	250	278,906
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66 (Call 12/15/36)(b)(c)	10	9,827
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	630	564,411
3.60%, 09/15/51 (Call 03/15/51)	497	389,953
5.00%, 07/01/24(a)	447	458,847
Athene Global Funding
0.91%, 08/19/24(b)	472	442,524
0.95%, 01/08/24(b)	310	296,369
1.00%, 04/16/24(b)	569	540,341
1.20%, 10/13/23(b)	175	169,693
1.45%, 01/08/26(a)(b)	657	594,560
1.61%, 06/29/26(b)	450	400,628
1.72%, 01/07/25(b)	785	738,836
1.73%, 10/02/26(b)	975	863,013
1.99%, 08/19/28(b)	670	567,147
2.45%, 08/20/27(b)	505	460,641
2.50%, 01/14/25(b)	786	754,428
2.50%, 03/24/28(b)	472	419,948
2.55%, 06/29/25(b)	759	728,150
2.55%, 11/19/30(a)(b)	675	559,942
2.65%, 10/04/31(b)	495	414,135
2.67%, 06/07/31(a)(b)	591	493,946
2.72%, 01/07/29(b)	670	587,633
2.75%, 06/25/24(b)	658	643,851
2.80%, 05/26/23(b)	55	54,937
2.95%, 11/12/26(a)(b)	235	220,986
3.21%, 03/08/27(b)	460	430,774
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)(a)	362	263,091
3.50%, 01/15/31 (Call 10/15/30)	425	379,117
3.95%, 05/25/51 (Call 11/25/50)	335	268,357
4.13%, 01/12/28 (Call 10/12/27)	940	908,985
6.15%, 04/03/30 (Call 01/03/30)	310	327,701

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
AXA SA
6.38%, (Call 12/14/36), (3 mo. LIBOR US + 2.256%)(a)(b)(c)(d)	$250	$302,060
8.60%, 12/15/30	1,238	1,525,724
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	538	522,102
4.90%, 01/15/40 (Call 01/15/30)(c)	387	345,642
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)(a)	510	504,693
5.15%, 04/01/45	385	378,216
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(a)(b)	513	425,576
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	677	562,465
1.85%, 03/12/30 (Call 12/12/29)	743	646,170
2.30%, 03/15/27 (Call 02/15/27)(a)	975	937,291
2.50%, 01/15/51 (Call 07/15/50)	855	602,967
2.85%, 10/15/50 (Call 04/15/50)	1,655	1,262,677
2.88%, 03/15/32 (Call 12/15/31)	804	737,928
3.85%, 03/15/52 (Call 09/15/51)	1,845	1,682,350
4.20%, 08/15/48 (Call 02/15/48)	1,838	1,784,596
4.25%, 01/15/49 (Call 07/15/48)	1,649	1,625,341
4.30%, 05/15/43(a)	430	418,770
4.40%, 05/15/42	616	606,115
5.75%, 01/15/40	595	680,405
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	1,322	1,322,013
4.50%, 02/11/43	897	888,026
Brighthouse Financial Global Funding
0.60%, 06/28/23(b)	325	316,746
1.00%, 04/12/24(b)	620	592,349
1.20%, 12/15/23(b)	400	388,269
1.55%, 05/24/26(a)(b)	935	853,183
1.75%, 01/13/25(b)	435	410,581
2.00%, 06/28/28(a)(b)	628	554,117
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	545	525,473
3.85%, 12/22/51 (Call 06/22/51)(a)	415	300,988
4.70%, 06/22/47 (Call 12/22/46)	769	646,540
5.63%, 05/15/30 (Call 02/15/30)(a)	724	745,806
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)(a)	798	660,108
4.20%, 09/15/24 (Call 06/15/24)	761	767,626
4.20%, 03/17/32 (Call 12/17/31)(a)	310	292,213
4.50%, 03/15/29 (Call 12/15/28)(a)	510	512,220
4.95%, 03/17/52 (Call 09/17/51)	715	657,274
Chubb Corp. (The), Series 1, 6.50%, 05/15/38	365	443,276
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	350	288,019
2.85%, 12/15/51 (Call 06/15/51)(a)	500	380,482
3.05%, 12/15/61 (Call 06/15/61)	1,110	835,706
3.15%, 03/15/25	775	772,057
3.35%, 05/15/24(a)	601	604,835
3.35%, 05/03/26 (Call 02/03/26)	825	822,605
4.15%, 03/13/43	650	612,699
4.35%, 11/03/45 (Call 05/03/45)	692	674,835
6.70%, 05/15/36	145	178,069
Cincinnati Financial Corp.
6.13%, 11/01/34	50	58,550
6.92%, 05/15/28	350	404,978

Security	Par (000)	Value

Insurance (continued)
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	$520	$433,503
3.45%, 08/15/27 (Call 05/15/27)	618	600,165
3.90%, 05/01/29 (Call 02/01/29)(a)	489	471,882
3.95%, 05/15/24 (Call 02/15/24)	944	953,420
4.50%, 03/01/26 (Call 12/01/25)	882	899,099
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	551	567,634
5.25%, 05/30/29 (Call 02/28/29)	566	573,960
CNO Global Funding
1.65%, 01/06/25(b)	600	573,920
1.75%, 10/07/26(b)	890	806,265
2.65%, 01/06/29(b)	520	466,176
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(b)	905	896,511
3.65%, 04/05/27 (Call 03/05/27)(b)	820	798,537
3.85%, 04/05/29 (Call 02/05/29)(b)	875	839,687
3.90%, 04/05/32 (Call 01/05/32)(b)	1,040	988,165
4.35%, 04/05/42 (Call 10/05/41)(b)	690	626,469
4.40%, 04/05/52 (Call 10/05/51)(b)	960	859,120
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26)(b)(c)(d)	440	425,352
5.10%, (Call 10/28/24)(a)(b)(c)(d)	790	797,391
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	115	102,112
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	395	345,030
1.78%, 03/17/31 (Call 12/17/30)(b)	425	350,712
3.08%, 09/17/51 (Call 03/17/51)(b)	590	437,156
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	627	527,223
4.95%, 06/01/29 (Call 03/01/29)(a)	550	548,853
Equitable Financial Life Global Funding
0.50%, 11/17/23(b)	367	353,481
0.80%, 08/12/24(b)	499	470,858
1.00%, 01/09/26(a)(b)	390	352,980
1.10%, 11/12/24(b)	535	505,369
1.30%, 07/12/26(b)	442	399,921
1.40%, 07/07/25(b)	546	509,694
1.40%, 08/27/27(b)	387	341,214
1.70%, 11/12/26(b)	565	514,421
1.75%, 11/15/30(a)(b)	502	413,687
1.80%, 03/08/28(a)(b)	245	216,838
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	1,091	1,094,155
5.00%, 04/20/48 (Call 10/20/47)(a)	1,071	1,043,104
7.00%, 04/01/28(a)	645	728,610
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	1,010	745,562
3.50%, 10/15/50 (Call 04/15/50)	875	691,426
4.87%, 06/01/44(a)	230	215,132
F&G Global Funding
0.90%, 09/20/24(b)	621	580,082
1.75%, 06/30/26(b)	602	546,209
2.00%, 09/20/28(b)	400	346,021
2.30%, 04/11/27(b)	500	457,267
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	560	499,362
4.63%, 04/29/30 (Call 01/29/30)	657	643,622
4.85%, 04/17/28 (Call 01/17/28)	389	388,186

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Fairfax U.S. Inc., 4.88%, 08/13/24(a)(b)	$568	$577,298
Farmers Exchange Capital, 7.05%, 07/15/28(b)	425	469,687
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3 mo. LIBOR US + 3.744%)(b)(c)	415	452,458
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3 mo. LIBOR US + 3.454%)(b)(c)	150	155,258
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3 mo. LIBOR US + 1.374%)(b)(c)	370	353,874
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	506	523,262
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	667	550,594
3.20%, 09/17/51 (Call 03/17/51)	615	412,987
3.40%, 06/15/30 (Call 03/15/30)	525	475,517
4.50%, 08/15/28 (Call 05/15/28)	362	357,808
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	930	752,480
4.00%, 05/15/30 (Call 02/15/30)	570	532,383
4.60%, 11/15/24	510	523,824
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(a)(b)	1,315	1,170,275
GA Global Funding Trust
0.80%, 09/13/24(a)(b)	473	440,198
1.00%, 04/08/24(b)	535	508,898
1.63%, 01/15/26(b)	611	556,337
1.95%, 09/15/28(a)(b)	342	298,685
2.25%, 01/06/27(b)	505	463,103
2.90%, 01/06/32(b)	610	524,653
3.85%, 04/11/25(b)	1,000	993,087
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(a)(b)	615	519,977
4.40%, 10/15/29 (Call 07/15/29)(b)	397	371,610
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	767	646,710
4.55%, 09/15/28 (Call 06/15/28)(a)	855	867,687
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(a)(b)	385	384,144
4.58%, 05/17/48 (Call 11/17/47)(b)	626	607,144
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)(b)	670	604,682
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	475	437,073
Guardian Life Global Funding
0.88%, 12/10/25(b)	493	447,551
1.10%, 06/23/25(b)	436	406,069
1.25%, 05/13/26(b)	316	287,796
1.25%, 11/19/27(a)(b)	215	187,332
1.40%, 07/06/27(a)(b)	455	406,581
1.63%, 09/16/28(b)	380	323,544
2.90%, 05/06/24(b)	480	476,849
3.25%, 03/29/27(b)	600	589,282
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(b)	400	304,275
4.85%, 01/24/77(b)	471	440,909
4.88%, 06/19/64(b)	375	363,065
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	713	613,950
4.50%, 04/15/26 (Call 01/15/26)	276	281,026
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	854	774,889

Security	Par (000)	Value

Insurance (continued)
2.90%, 09/15/51 (Call 03/15/51)	$620	$454,213
3.60%, 08/19/49 (Call 02/19/49)	275	229,030
4.30%, 04/15/43	313	287,566
4.40%, 03/15/48 (Call 09/15/47)	501	468,459
5.95%, 10/15/36	328	369,132
6.10%, 10/01/41(a)	482	549,294
6.63%, 03/30/40	527	622,276
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	300	230,190
Horace Mann Educators Corp., 4.50%, 12/01/25 (Call 09/01/25)	105	104,356
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)(a)(b)	455	381,185
4.00%, 11/23/51 (Call 05/23/51)(a)(b)	850	649,474
Jackson National Life Global Funding
1.75%, 01/12/25(b)	190	180,950
2.65%, 06/21/24(b)	506	496,761
3.05%, 04/29/26(b)	690	673,729
3.05%, 06/21/29(b)	232	217,823
3.25%, 01/30/24(b)	689	687,629
3.88%, 06/11/25(b)	612	614,802
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	80	92,746
John Hancock Life Insurance Co., 7.38%, 02/15/24(b)	310	330,083
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)(a)	600	496,012
3.80%, 02/23/32 (Call 11/23/31)	110	100,525
4.35%, 02/15/25 (Call 11/15/24)(a)	144	144,598
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	1,456	1,184,684
3.95%, 05/15/60 (Call 11/15/59)(b)	1,043	823,213
4.25%, 06/15/23(a)(b)	378	380,781
4.57%, 02/01/29(a)(b)	1,146	1,153,858
4.85%, 08/01/44(b)	30	29,116
6.50%, 03/15/35(b)	270	306,858
6.50%, 05/01/42(a)(b)	350	406,628
Liberty Mutual Insurance Co., 7.70%, 10/15/97(b)	25	29,329
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	278	253,627
3.35%, 03/09/25	400	397,567
3.40%, 01/15/31 (Call 10/15/30)(a)	465	432,151
3.40%, 03/01/32 (Call 12/01/31)	155	141,340
3.63%, 12/12/26 (Call 09/15/26)	787	781,102
3.80%, 03/01/28 (Call 12/01/27)	451	445,240
4.00%, 09/01/23	364	368,780
4.35%, 03/01/48 (Call 09/01/47)	307	274,937
4.38%, 06/15/50 (Call 12/15/49)	180	160,742
6.30%, 10/09/37	369	420,336
7.00%, 06/15/40	609	726,355
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	770	715,230
3.75%, 04/01/26 (Call 01/01/26)	511	513,865
4.13%, 05/15/43 (Call 11/15/42)	494	440,300
6.00%, 02/01/35	75	83,115
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	385	365,204
3.70%, 03/16/32 (Call 12/16/31)	345	329,890
4.06%, 02/24/32 (Call 02/24/27)(c)	785	756,312
4.15%, 03/04/26	536	542,912
5.38%, 03/04/46(a)	730	809,207
Maple Grove Funding Trust I, 4.16%, 08/15/51 (Call 02/15/51)(b)	570	456,510

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	$451	$425,846
3.45%, 05/07/52 (Call 11/07/51)	435	340,032
3.50%, 11/01/27 (Call 08/01/27)	582	569,360
4.15%, 09/17/50 (Call 03/17/50)	506	443,659
4.30%, 11/01/47 (Call 05/01/47)	341	307,154
5.00%, 03/30/43	255	245,382
5.00%, 04/05/46	476	464,837
5.00%, 05/20/49 (Call 11/20/48)	505	502,586
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	785	680,127
2.38%, 12/15/31 (Call 09/15/31)(a)	140	120,994
2.90%, 12/15/51 (Call 06/15/51)	185	136,989
3.50%, 06/03/24 (Call 03/03/24)	401	403,387
3.50%, 03/10/25 (Call 12/10/24)	572	573,794
3.75%, 03/14/26 (Call 12/14/25)(a)	701	704,592
3.88%, 03/15/24 (Call 02/15/24)	707	715,152
4.05%, 10/15/23 (Call 07/15/23)	336	339,931
4.20%, 03/01/48 (Call 09/01/47)	561	521,703
4.35%, 01/30/47 (Call 07/30/46)	519	482,451
4.38%, 03/15/29 (Call 12/15/28)	1,162	1,179,401
4.75%, 03/15/39 (Call 09/15/38)	479	484,206
4.90%, 03/15/49 (Call 09/15/48)	1,081	1,122,599
5.88%, 08/01/33	445	504,749
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)(b)	210	150,820
3.38%, 04/15/50(a)(b)	233	181,540
3.73%, 10/15/70(b)	820	614,845
4.50%, 04/15/65(b)	25	21,876
4.90%, 04/01/77(a)(b)	563	535,398
5.08%, 02/15/69 (Call 02/15/49), (3 mo. LIBOR US + 3.191%)(b)(c)	595	556,304
5.38%, 12/01/41(a)(b)	902	949,828
MassMutual Global Funding II
0.48%, 08/28/23(a)(b)	227	221,033
0.60%, 04/12/24(b)	716	683,780
0.85%, 06/09/23, (SOFR + 0.55%)(b)	50	48,991
1.20%, 07/16/26(a)(b)	440	400,274
1.55%, 10/09/30(a)(b)	635	525,764
2.15%, 03/09/31(a)(b)	605	522,439
2.35%, 01/14/27(b)	580	550,715
2.75%, 06/22/24(b)	937	929,850
2.80%, 03/21/25(b)	300	295,443
2.95%, 01/11/25(a)(b)	385	382,012
3.40%, 03/08/26(b)	1,080	1,072,760
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28)(b)(c)	465	475,779
5.20%, 10/20/45 (Call 10/20/25)(b)(c)	1,310	1,334,031
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	755	752,894
Met Tower Global Funding
0.70%, 04/05/24(b)	825	786,767
1.25%, 09/14/26(b)	672	606,520
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)(b)	704	781,759
MetLife Inc.
3.00%, 03/01/25	458	455,362
3.60%, 04/10/24	1,080	1,095,628
3.60%, 11/13/25 (Call 08/13/25)	520	523,630
4.05%, 03/01/45(a)	692	644,789
4.13%, 08/13/42	650	610,994
Security	Par (000)	Value
Insurance (continued)
4.55%, 03/23/30 (Call 12/23/29)	$140	$144,681
4.60%, 05/13/46 (Call 11/13/45)	680	685,830
4.72%, 12/15/44	817	815,443
4.88%, 11/13/43	374	385,615
5.70%, 06/15/35	950	1,073,254
5.88%, 02/06/41	956	1,081,280
6.38%, 06/15/34	738	875,261
6.40%, 12/15/66 (Call 12/15/31)	1,884	1,935,810
6.50%, 12/15/32	826	985,567
9.25%, 04/08/68 (Call 04/08/33)(a)(b)	75	90,833
10.75%, 08/01/69 (Call 08/01/34)	433	582,408
Series D, 4.37%, 09/15/23	807	822,953
Metropolitan Life Global Funding, 2.40%, 01/11/32(b)	520	450,623
Metropolitan Life Global Funding I
0.40%, 01/07/24(b)	355	340,019
0.45%, 09/01/23(a)(b)	295	286,459
0.55%, 06/07/24(b)	576	544,956
0.70%, 09/27/24(a)(b)	675	636,247
0.90%, 06/08/23(a)(b)	730	716,915
0.95%, 07/02/25(a)(b)	840	779,977
1.55%, 01/07/31(b)	560	454,642
1.88%, 01/11/27(b)	25	23,161
2.80%, 03/21/25(b)	330	324,609
2.95%, 04/09/30(b)	805	738,305
3.00%, 09/19/27(b)	884	850,405
3.05%, 06/17/29(b)	524	489,788
3.30%, 03/21/29(b)	300	286,443
3.45%, 12/18/26(b)	974	958,366
3.60%, 01/11/24(b)	355	356,984
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	370	417,307
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29)(b)(c)(d)	200	202,090
Munich Re America Corp., Series B, 7.45%, 12/15/26	50	56,762
Mutual of Omaha Insurance Co.
4.30%, 07/15/54 (Call 07/15/24)(b)(c)	55	54,044
6.80%, 06/15/36(b)	45	51,245
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3 mo. LIBOR US + 3.314%)(a)(b)(c)	95	88,288
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	925	805,428
5.30%, 11/18/44(b)	620	612,638
6.75%, 05/15/87	110	113,859
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	1,799	1,566,123
4.95%, 04/22/44(a)(b)	230	221,949
7.88%, 04/01/33(b)	393	473,496
8.25%, 12/01/31(b)	115	140,057
9.38%, 08/15/39(b)	240	341,262
New York Life Global Funding
0.40%, 10/21/23(b)	375	362,874
0.55%, 04/26/24(b)	620	590,833
0.60%, 08/27/24(b)	75	71,128
0.85%, 01/15/26(b)	225	205,045
0.90%, 10/29/24(b)	290	275,196
0.95%, 06/24/25(b)	380	353,221
1.15%, 06/09/26(b)	1,285	1,172,600
1.20%, 08/07/30(b)	560	449,947
1.45%, 01/14/25(b)	450	431,123
1.85%, 08/01/31(b)	795	663,366
2.00%, 01/22/25(b)	619	597,830

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
2.35%, 07/14/26(a)(b)	$100	$95,494
2.88%, 04/10/24(a)(b)	971	966,031
2.90%, 01/17/24(a)(b)	275	274,289
3.00%, 01/10/28(b)	1,200	1,159,013
3.25%, 04/07/27(b)	1,040	1,025,572
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	931	794,938
4.45%, 05/15/69 (Call 11/15/68)(b)	905	810,892
5.88%, 05/15/33(b)	340	381,477
6.75%, 11/15/39(b)	656	795,034
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(b)(c)	1,585	1,338,766
2.90%, 09/16/51 (Call 09/16/31)(b)(c)	1,000	836,615
3.40%, 01/23/50 (Call 01/23/30)(b)(c)	907	816,087
4.00%, 09/19/47 (Call 09/19/27)(b)(c)	500	478,846
4.70%, 01/20/46 (Call 01/20/26)(b)(c)	465	464,157
5.10%, 10/16/44 (Call 10/16/24)(b)(c)	1,885	1,902,492
Northwestern Mutual Global Funding
0.60%, 03/25/24(b)	225	214,989
0.80%, 01/14/26(b)	525	477,242
1.70%, 06/01/28(b)	280	251,044
1.75%, 01/11/27(b)	957	876,705
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(b)	700	562,485
3.63%, 09/30/59 (Call 03/30/59)(b)	1,159	900,454
3.85%, 09/30/47 (Call 03/30/47)(a)(b)	1,062	915,643
6.06%, 03/30/40(b)	290	331,125
Ohio National Financial Services Inc.
5.80%, 01/24/30 (Call 10/24/29)(a)(b)	185	185,851
6.63%, 05/01/31(a)(b)	535	565,070
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(a)(b)	370	407,757
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	777	629,474
3.88%, 08/26/26 (Call 07/26/26)	568	563,692
4.88%, 10/01/24 (Call 09/01/24)	635	650,559
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(a)(b)	315	269,655
Pacific Life Global Funding II
0.50%, 09/23/23(b)	700	679,038
1.20%, 06/24/25(b)	254	235,333
1.38%, 04/14/26(b)	1,420	1,293,977
1.45%, 01/20/28(a)(b)	817	707,528
1.60%, 09/21/28(a)(b)	397	340,142
2.45%, 01/11/32(b)	955	816,677
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47), (3 mo. LIBOR US + 2.796%)(a)(b)(c)	780	677,540
9.25%, 06/15/39(b)	35	51,066
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)(b)	855	675,837
5.13%, 01/30/43(a)(b)	165	167,540
6.60%, 09/15/33(a)(b)	350	415,778
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	355	342,721
4.50%, 10/01/50 (Call 04/01/30)(c)	670	597,251
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	421	319,743
Pricoa Global Funding I 0.80%, 09/01/25(a)(b)	822	756,722
Security	Par (000)	Value
Insurance (continued)
1.15%, 12/06/24(b)	$750	$712,579
1.20%, 09/01/26(b)	1,197	1,082,420
2.40%, 09/23/24(a)(b)	622	608,362
3.45%, 09/01/23(b)	270	272,307
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	339	296,438
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	453	384,417
3.10%, 11/15/26 (Call 08/15/26)	635	611,132
3.40%, 05/15/25 (Call 02/15/25)	184	183,415
3.70%, 05/15/29 (Call 02/15/29)	443	428,497
4.30%, 11/15/46 (Call 05/15/46)(a)	295	285,282
4.35%, 05/15/43	815	760,933
4.63%, 09/15/42	155	150,272
6.05%, 10/15/36	435	506,010
Principal Life Global Funding, 1.38%, 01/10/25(b)	330	311,841
Principal Life Global Funding II
0.50%, 01/08/24(b)	442	423,638
0.75%, 04/12/24(b)	340	323,958
0.75%, 08/23/24(b)	375	353,091
0.88%, 01/12/26(b)	566	509,495
1.25%, 06/23/25(b)	371	345,149
1.25%, 08/16/26(b)	538	483,972
1.50%, 11/17/26(a)(b)	292	264,752
1.50%, 08/27/30(b)	395	319,866
1.63%, 11/19/30(b)	200	163,569
2.25%, 11/21/24(b)	368	356,752
2.50%, 09/16/29(b)	647	580,156
3.00%, 04/18/26(b)	705	681,468
Progressive Corp. (The)
2.45%, 01/15/27(a)	690	659,865
2.50%, 03/15/27 (Call 02/15/27)	250	238,013
3.00%, 03/15/32 (Call 12/15/31)	310	286,202
3.20%, 03/26/30 (Call 12/26/29)	865	814,238
3.70%, 01/26/45	282	244,656
3.70%, 03/15/52 (Call 09/15/51)	355	312,141
3.95%, 03/26/50 (Call 09/26/49)	532	485,669
4.00%, 03/01/29 (Call 12/01/28)	596	601,508
4.13%, 04/15/47 (Call 10/15/46)	607	572,720
4.20%, 03/15/48 (Call 09/15/47)	625	594,045
4.35%, 04/25/44	290	279,750
6.25%, 12/01/32	425	501,631
6.63%, 03/01/29	85	97,894
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	466	432,757
4.30%, 09/30/28 (Call 06/30/28)(b)	372	375,179
Protective Life Global Funding
0.47%, 01/12/24(b)	210	201,541
0.63%, 10/13/23(b)	405	393,122
0.78%, 07/05/24(b)	840	796,503
1.17%, 07/15/25(b)	885	819,284
1.30%, 09/20/26(b)	350	317,180
1.62%, 04/15/26(a)(b)	585	539,465
1.65%, 01/13/25(b)	155	147,733
1.74%, 09/21/30(b)	850	699,212
1.90%, 07/06/28(b)	685	603,437
3.10%, 04/15/24(b)	435	434,235
3.22%, 03/28/25(b)	750	741,912
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(a)	425	396,196
2.10%, 03/10/30 (Call 12/10/29)(a)	435	383,818

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
3.00%, 03/10/40 (Call 09/10/39)(a)	$510	$419,018
3.70%, 10/01/50 (Call 07/01/30)(c)	670	575,646
3.70%, 03/13/51 (Call 09/13/50)(a)	1,338	1,171,336
3.88%, 03/27/28 (Call 12/27/27)(a)	470	473,840
3.91%, 12/07/47 (Call 06/07/47)	807	720,166
3.94%, 12/07/49 (Call 06/07/49)	872	784,193
4.35%, 02/25/50 (Call 08/25/49)	739	708,374
4.42%, 03/27/48 (Call 09/27/47)	429	409,252
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)(c)	727	666,839
4.60%, 05/15/44(a)	370	361,193
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(c)	468	457,587
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(c)	383	373,595
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(c)	1,159	1,149,972
5.70%, 12/14/36	833	945,974
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)(c)	847	841,816
5.75%, 07/15/33(a)	56	62,410
6.63%, 12/01/37	175	214,089
6.63%, 06/21/40	515	616,227
Prudential PLC
3.13%, 04/14/30	899	838,118
3.63%, 03/24/32 (Call 12/24/31)	520	489,954
QBE Insurance Group Ltd., 7.50%, 11/24/43 (Call 11/24/23)(a)(b)(c)	55	56,586
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	626	572,803
3.90%, 05/15/29 (Call 02/15/29)	625	605,587
3.95%, 09/15/26 (Call 06/15/26)	815	816,777
4.70%, 09/15/23	33	33,604
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	790	712,054
2.50%, 10/30/24(b)	785	764,966
2.75%, 05/07/25(b)	232	225,487
2.75%, 01/21/27(b)	410	386,489
3.85%, 09/19/23(a)(b)	50	50,468
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	544	531,409
3.70%, 04/01/25 (Call 01/01/25)	91	91,325
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	305	289,493
RGA Global Funding
2.00%, 11/30/26(a)(b)	530	492,462
2.70%, 01/18/29(b)	500	452,464
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	475	409,437
4.45%, 05/12/27 (Call 02/12/27)(b)	535	529,737
4.75%, 04/08/32 (Call 01/08/32)(b)	580	548,548
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(a)(b)	710	623,878
5.13%, 11/13/26 (Call 09/13/26)(a)(b)	423	419,380
Securian Financial Group Inc., 4.80%, 04/15/48(b)	610	572,359
Security Benefit Global Funding, 1.25%, 05/17/24(b)	295	281,612
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	125	124,839
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	190	177,384
Security	Par (000)	Value
Insurance (continued)
Sompo International Holdings Ltd., 7.00%, 07/15/34(a)	$320	$374,974
Sompo Japan Insurance Inc., 5.33%, 03/28/73 (Call 03/28/23)(a)(b)(c)	190	191,041
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	461	393,711
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31)(a)(b)(c)	998	889,747
4.00%, 09/14/77 (Call 09/14/27), (3 mo. LIBOR US + 2.993%)(b)(c)	645	619,155
6.50%, 09/20/73 (Call 09/20/23)(b)(c)	975	999,296
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(b)(c)	769	753,620
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	533	524,577
Symetra Financial Corp., 4.25%, 07/15/24	25	25,277
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	907	706,738
4.27%, 05/15/47 (Call 11/15/46)(b)	1,811	1,682,764
4.38%, 09/15/54 (Call 09/15/24)(a)(b)(c)	105	103,983
4.90%, 09/15/44(b)	1,009	1,008,468
6.85%, 12/16/39(b)	994	1,202,403
Transatlantic Holdings Inc., 8.00%, 11/30/39	595	790,872
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(a)	250	179,916
3.05%, 06/08/51 (Call 12/08/50)	300	236,059
3.75%, 05/15/46 (Call 11/15/45)	400	355,654
4.00%, 05/30/47 (Call 11/30/46)	846	779,303
4.05%, 03/07/48 (Call 09/07/47)	373	343,995
4.10%, 03/04/49 (Call 09/04/48)	647	604,446
4.30%, 08/25/45 (Call 02/25/45)	373	357,173
4.60%, 08/01/43	490	483,582
5.35%, 11/01/40	649	695,410
6.25%, 06/15/37	570	688,074
6.75%, 06/20/36	495	614,865
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	544	653,789
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	257	259,079
6.13%, 08/15/43	477	501,076
Trustage Financial Group Inc., 4.63%, 04/15/32 (Call 01/15/32)(b)	30	28,845
Unum Group
3.88%, 11/05/25	20	19,906
4.00%, 03/15/24	545	550,111
4.00%, 06/15/29 (Call 03/15/29)	61	59,057
4.13%, 06/15/51 (Call 12/15/50)	425	327,796
4.50%, 12/15/49 (Call 06/15/49)	340	276,057
5.75%, 08/15/42	241	233,626
Voya Financial Inc.
3.65%, 06/15/26	580	570,699
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(c)	369	314,452
4.80%, 06/15/46	403	390,282
5.65%, 05/15/53 (Call 05/15/23), (3 mo. LIBOR US + 3.580%)(c)	824	799,293
5.70%, 07/15/43	324	348,970
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	405	277,516
3.55%, 03/30/52 (Call 09/30/51)	292	234,698
4.00%, 05/12/50 (Call 11/12/49)(a)	470	408,990
4.75%, 08/01/44(a)	325	320,001

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance (continued)
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	$250	$279,172
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(a)(b)	355	285,241
5.15%, 01/15/49 (Call 07/15/48)(b)	290	302,524
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	660	590,353
3.60%, 05/15/24 (Call 03/15/24)	745	743,278
3.88%, 09/15/49 (Call 03/15/49)	531	432,566
4.50%, 09/15/28 (Call 06/15/28)(a)	747	743,685
4.65%, 06/15/27	200	201,468
5.05%, 09/15/48 (Call 03/15/48)	195	190,055
WR Berkley Corp., 6.25%, 02/15/37	50	56,606
XLIT Ltd.
4.45%, 03/31/25	904	923,572
5.25%, 12/15/43	395	436,672
5.50%, 03/31/45(a)	695	749,459
		319,200,812
Internet — 1.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	515	427,705
2.70%, 02/09/41 (Call 08/09/40)	375	263,478
2.80%, 06/06/23 (Call 05/06/23)(a)	465	463,067
3.15%, 02/09/51 (Call 08/09/50)	485	337,662
3.25%, 02/09/61 (Call 08/09/60)	510	344,174
3.40%, 12/06/27 (Call 09/06/27)(a)	2,207	2,125,568
3.60%, 11/28/24 (Call 08/28/24)	2,073	2,070,309
4.00%, 12/06/37 (Call 06/06/37)	2,357	2,048,437
4.20%, 12/06/47 (Call 06/06/47)	1,235	1,024,502
4.40%, 12/06/57 (Call 06/06/57)(a)	1,000	825,486
4.50%, 11/28/34 (Call 05/28/34)	990	935,273
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	976	906,484
0.80%, 08/15/27 (Call 06/15/27)(a)	1,245	1,108,731
1.10%, 08/15/30 (Call 05/15/30)	1,891	1,589,214
1.90%, 08/15/40 (Call 02/15/40)	1,220	907,688
2.00%, 08/15/26 (Call 05/15/26)	1,639	1,573,241
2.05%, 08/15/50 (Call 02/15/50)(a)	1,965	1,377,815
2.25%, 08/15/60 (Call 02/15/60)	1,617	1,097,601
3.38%, 02/25/24	621	629,293
Amazon.com Inc.
0.40%, 06/03/23	714	700,246
0.45%, 05/12/24	1,362	1,305,921
0.80%, 06/03/25 (Call 05/03/25)(a)	1,607	1,510,333
1.00%, 05/12/26 (Call 04/12/26)	1,085	1,000,681
1.20%, 06/03/27 (Call 04/03/27)	1,395	1,256,889
1.50%, 06/03/30 (Call 03/03/30)	1,914	1,632,221
1.65%, 05/12/28 (Call 03/12/28)	2,035	1,837,000
2.10%, 05/12/31 (Call 02/12/31)	2,000	1,760,540
2.50%, 06/03/50 (Call 12/03/49)	2,610	1,943,099
2.70%, 06/03/60 (Call 12/03/59)	1,524	1,100,593
2.73%, 04/13/24	150	150,174
2.80%, 08/22/24 (Call 06/22/24)	2,082	2,084,346
2.88%, 05/12/41 (Call 11/12/40)(a)	2,230	1,857,965
3.00%, 04/13/25	355	356,038
3.10%, 05/12/51 (Call 11/12/50)	2,070	1,726,790
3.15%, 08/22/27 (Call 05/22/27)(a)	2,282	2,256,515
3.25%, 05/12/61 (Call 11/12/60)	1,610	1,305,164
3.30%, 04/13/27 (Call 03/13/27)	1,530	1,526,935
3.45%, 04/13/29 (Call 02/13/29)	1,415	1,406,273
Security	Par (000)	Value
Internet (continued)
3.60%, 04/13/32 (Call 01/13/32)	$2,470	$2,445,144
3.80%, 12/05/24 (Call 09/05/24)(a)	1,783	1,822,618
3.88%, 08/22/37 (Call 02/22/37)	2,543	2,502,909
3.95%, 04/13/52 (Call 10/13/51)	2,120	2,042,547
4.05%, 08/22/47 (Call 02/22/47)(a)	2,928	2,890,879
4.10%, 04/13/62 (Call 10/13/61)	800	763,814
4.25%, 08/22/57 (Call 02/22/57)(a)	1,818	1,805,781
4.80%, 12/05/34 (Call 06/05/34)	1,365	1,483,938
4.95%, 12/05/44 (Call 06/05/44)(a)	1,498	1,637,114
5.20%, 12/03/25 (Call 09/03/25)	1,722	1,827,713
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(a)	235	209,393
2.38%, 08/23/31 (Call 05/23/31)(a)	415	346,867
3.08%, 04/07/25 (Call 03/07/25)(a)	345	338,337
3.43%, 04/07/30 (Call 01/07/30)	390	359,584
3.63%, 07/06/27(a)	560	544,132
3.88%, 09/29/23 (Call 08/29/23)	360	362,520
4.38%, 03/29/28 (Call 12/29/27)(a)	689	684,602
4.88%, 11/14/28 (Call 08/14/28)(a)	530	538,590
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)(a)	651	640,174
3.60%, 06/01/26 (Call 03/01/26)	1,216	1,219,100
3.65%, 03/15/25 (Call 12/15/24)(a)	560	562,387
4.63%, 04/13/30 (Call 01/13/30)	1,256	1,296,441
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	927	847,958
1.90%, 03/11/25 (Call 02/11/25)	812	773,672
2.60%, 05/10/31 (Call 02/10/31)	761	655,093
2.70%, 03/11/30 (Call 12/11/29)	832	736,203
3.45%, 08/01/24 (Call 05/01/24)	1,728	1,733,171
3.60%, 06/05/27 (Call 03/05/27)(a)	697	686,190
3.65%, 05/10/51 (Call 11/10/50)	780	624,431
4.00%, 07/15/42 (Call 01/15/42)(a)	731	640,172
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	714	602,893
3.25%, 02/15/30 (Call 11/15/29)	1,566	1,382,838
3.80%, 02/15/28 (Call 11/15/27)	962	916,326
4.50%, 08/15/24 (Call 06/13/22)	517	530,770
4.63%, 08/01/27 (Call 05/01/27)	684	682,878
5.00%, 02/15/26 (Call 11/15/25)	1,189	1,208,187
6.25%, 05/01/25 (Call 02/01/25)(b)	841	878,386
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)(a)	214	195,947
3.88%, 04/29/26(a)	225	221,491
Meituan
2.13%, 10/28/25 (Call 09/28/25)(b)	265	238,638
3.05%, 10/28/30 (Call 07/28/30)(b)	800	605,924
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	425	416,976
4.38%, 11/15/26(a)	1,020	1,017,450
4.88%, 04/15/28	1,125	1,115,403
4.88%, 06/15/30 (Call 03/15/30)(b)	720	707,760
5.38%, 11/15/29(a)(b)	1,090	1,098,175
5.75%, 03/01/24(a)	110	114,457
5.88%, 02/15/25(a)	853	890,370
5.88%, 11/15/28(a)	1,730	1,791,727
6.38%, 05/15/29	520	552,678
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(a)(b)	1,317	1,018,374
3.26%, 01/19/27 (Call 12/19/26)(b)	500	445,476

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Internet (continued)
3.68%, 01/21/30 (Call 10/21/29)(a)(b)	$1,176	$979,805
3.83%, 02/08/51 (Call 08/08/50)(b)	1,190	791,049
4.03%, 08/03/50 (Call 02/03/50)(b)	1,620	1,106,877
4.19%, 01/19/32 (Call 10/19/31)(b)	200	167,314
4.99%, 01/19/52 (Call 07/19/51)(a)(b)	270	209,663
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(a)(b)	200	185,031
2.39%, 06/03/30 (Call 03/03/30)(b)	1,525	1,300,955
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	895	784,271
3.24%, 06/03/50 (Call 12/03/49)(b)	1,820	1,294,515
3.28%, 04/11/24 (Call 03/11/24)(b)	950	949,310
3.29%, 06/03/60 (Call 12/03/59)(a)(b)	400	267,660
3.58%, 04/11/26 (Call 02/11/26)(b)	593	583,448
3.60%, 01/19/28 (Call 10/19/27)(b)	1,495	1,429,822
3.68%, 04/22/41 (Call 10/22/40)(b)	965	770,138
3.80%, 02/11/25(b)	55	55,167
3.84%, 04/22/51 (Call 10/22/50)(b)	1,620	1,261,095
3.93%, 01/19/38 (Call 07/19/37)(b)	639	548,402
3.94%, 04/22/61 (Call 10/22/60)(b)	975	751,013
3.98%, 04/11/29 (Call 01/11/29)(b)	2,296	2,209,670
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	480	420,677
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	25	23,010
2.00%, 09/03/30 (Call 06/03/30)(a)	690	546,935
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	870	726,416
4.75%, 07/15/27 (Call 07/15/22)(a)	790	788,296
5.25%, 04/01/25 (Call 01/01/25)	555	575,477
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)	320	264,786
3.50%, 07/05/24 (Call 06/05/24)(a)	970	952,130
		116,370,981
Iron & Steel — 0.3%
ArcelorMittal SA
3.60%, 07/16/24	35	35,031
4.25%, 07/16/29(a)	507	496,143
4.55%, 03/11/26	390	395,061
6.75%, 03/01/41	621	655,931
7.00%, 10/15/39	617	664,757
Gerdau Trade Inc., 4.88%, 10/24/27(a)(b)	100	102,601
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	585	561,892
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	575	549,873
2.70%, 06/01/30 (Call 03/01/30)(a)	1,054	941,741
2.98%, 12/15/55 (Call 06/15/55)	887	632,427
3.13%, 04/01/32 (Call 01/01/32)	385	348,023
3.85%, 04/01/52 (Call 09/01/51)	530	456,800
3.95%, 05/23/25	430	434,582
3.95%, 05/01/28 (Call 02/01/28)	525	520,162
4.30%, 05/23/27 (Call 04/23/27)	445	451,930
4.40%, 05/01/48 (Call 11/01/47)	290	273,979
5.20%, 08/01/43 (Call 02/01/43)	25	26,273
POSCO Holdings Inc.
2.50%, 01/17/25(b)	300	292,032
2.75%, 07/15/24(b)	490	483,723
4.00%, 08/01/23(b)	225	226,907
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)(a)	565	524,468
2.15%, 08/15/30 (Call 05/15/30)	684	579,039
6.85%, 11/15/36	320	375,453
Security	Par (000)	Value
Iron & Steel (continued)
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	$202	$177,738
2.40%, 06/15/25 (Call 05/15/25)	517	496,055
2.80%, 12/15/24 (Call 11/15/24)	476	467,397
3.25%, 01/15/31 (Call 10/15/30)	415	376,662
3.25%, 10/15/50 (Call 04/15/50)	361	268,405
3.45%, 04/15/30 (Call 01/15/30)	625	579,604
5.00%, 12/15/26 (Call 07/01/22)	730	740,626
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)(a)	1,785	1,661,835
6.25%, 08/10/26(a)	1,841	1,980,364
6.88%, 11/21/36	1,247	1,399,383
6.88%, 11/10/39	1,392	1,572,974
8.25%, 01/17/34(a)	165	200,539
Vale SA, 5.63%, 09/11/42(a)	1,032	1,025,344
		20,975,754
Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 08/18/22)	624	587,682
2.40%, 08/18/31 (Call 05/18/31)	605	472,076
4.40%, 09/15/32 (Call 06/15/32)(a)	265	238,790
5.10%, 04/01/52 (Call 10/01/51)	665	544,290
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	79	77,734
4.63%, 07/28/45 (Call 01/28/45)(a)	423	354,463
		2,275,035
Lodging — 0.3%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	423	390,285
3.70%, 01/15/31 (Call 10/15/30)	432	396,132
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 10/01/22)(a)	210	201,134
3.38%, 07/15/23 (Call 04/15/23)(a)	354	354,155
4.38%, 09/15/28 (Call 06/15/28)	701	677,803
4.85%, 03/15/26 (Call 12/15/25)(a)	657	662,904
5.63%, 04/23/25 (Call 03/23/25)	992	1,024,283
6.00%, 04/23/30 (Call 01/23/30)	670	699,752
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	620	571,350
3.20%, 08/08/24 (Call 07/08/24)	1,386	1,329,578
3.50%, 08/18/26 (Call 06/18/26)	723	657,360
3.90%, 08/08/29 (Call 05/08/29)(a)	580	505,387
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	582	584,051
3.75%, 03/15/25 (Call 12/15/24)	880	882,627
3.75%, 10/01/25 (Call 07/01/25)	514	513,282
4.50%, 10/01/34 (Call 04/01/34)(a)	368	352,037
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	325	325,205
Series EE, 5.75%, 05/01/25 (Call 04/01/25)(a)	499	526,392
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	952	942,647
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	1,770	1,589,911
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	862	746,763
Series II, 2.75%, 10/15/33 (Call 07/15/33)	425	349,713
Series R, 3.13%, 06/15/26 (Call 03/15/26)	964	934,181
Series X, 4.00%, 04/15/28 (Call 01/15/28)(a)	392	380,882
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	375	379,884
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	73	64,048
4.38%, 06/18/30 (Call 03/18/30)	215	169,011

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Lodging (continued)
5.13%, 08/08/25 (Call 06/08/25)	$300	$276,369
5.40%, 08/08/28 (Call 05/08/28)	1,795	1,582,221
		18,069,347
Machinery — 0.9%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)(a)	281	281,121
4.38%, 05/08/42	575	556,681
Caterpillar Financial Services Corp.
0.45%, 09/14/23(a)	965	938,694
0.45%, 05/17/24	380	364,016
0.60%, 09/13/24	65	61,732
0.65%, 07/07/23	489	479,951
0.80%, 11/13/25	665	613,889
0.90%, 03/02/26	603	551,984
0.95%, 01/10/24(a)	300	291,943
1.10%, 09/14/27(a)	805	715,065
1.15%, 09/14/26(a)	235	213,723
1.45%, 05/15/25(a)	482	458,606
1.70%, 01/08/27(a)	720	666,922
2.15%, 11/08/24(a)	1,290	1,266,087
2.40%, 08/09/26	695	669,486
2.85%, 05/17/24(a)	1,154	1,153,133
3.25%, 12/01/24	851	857,390
3.30%, 06/09/24	500	504,267
3.65%, 12/07/23	697	705,871
3.75%, 11/24/23	591	600,384
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	542	471,498
2.60%, 09/19/29 (Call 06/19/29)	355	330,059
2.60%, 04/09/30 (Call 01/09/30)(a)	932	863,949
3.25%, 09/19/49 (Call 03/19/49)	1,024	877,404
3.25%, 04/09/50 (Call 10/09/49)	826	705,333
3.40%, 05/15/24 (Call 02/15/24)(a)	938	948,722
3.80%, 08/15/42(a)	1,202	1,138,945
4.30%, 05/15/44 (Call 11/15/43)	339	336,745
4.75%, 05/15/64 (Call 11/15/63)	365	386,137
5.20%, 05/27/41	981	1,084,404
5.30%, 09/15/35	320	358,018
6.05%, 08/15/36	65	77,733
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	305	276,126
1.88%, 01/15/26 (Call 12/15/25)	677	629,626
1.95%, 07/02/23	335	331,831
3.95%, 05/23/25	270	270,818
4.20%, 01/15/24	233	236,930
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	387	378,435
4.50%, 08/15/23	553	560,775
Crane Holdings Co.
4.20%, 03/15/48 (Call 09/15/47)	155	130,482
4.45%, 12/15/23 (Call 09/15/23)	20	20,277
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	624	616,984
2.88%, 09/07/49 (Call 03/07/49)	684	549,840
3.10%, 04/15/30 (Call 01/15/30)	420	400,391
3.75%, 04/15/50 (Call 10/15/49)(a)	749	703,539
3.90%, 06/09/42 (Call 12/09/41)	780	747,287
5.38%, 10/16/29	728	798,848
7.13%, 03/03/31	182	224,295
8.10%, 05/15/30	45	57,324
Security	Par (000)	Value
Machinery (continued)
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	$648	$603,261
3.15%, 11/15/25 (Call 08/15/25)	380	375,859
5.38%, 10/15/35	433	452,236
5.38%, 03/01/41 (Call 12/01/40)	407	424,074
6.60%, 03/15/38	50	58,077
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)(a)	550	449,922
3.50%, 10/01/30 (Call 07/01/30)(a)	705	628,046
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	465	404,641
3.00%, 05/01/30 (Call 02/01/30)	887	798,447
John Deere Capital Corp.
0.40%, 10/10/23	267	259,315
0.45%, 01/17/24	585	564,060
0.45%, 06/07/24	578	551,648
0.63%, 09/10/24	245	233,141
0.70%, 07/05/23	356	348,854
0.70%, 01/15/26	865	791,618
1.05%, 06/17/26(a)	648	592,522
1.25%, 01/10/25(a)	680	650,058
1.30%, 10/13/26	470	430,899
1.45%, 01/15/31(a)	300	249,781
1.50%, 03/06/28(a)	615	550,927
1.70%, 01/11/27(a)	632	584,592
1.75%, 03/09/27	603	557,794
2.00%, 06/17/31(a)	810	703,272
2.05%, 01/09/25	577	563,055
2.13%, 03/07/25(a)	85	83,007
2.25%, 09/14/26	433	413,811
2.35%, 03/08/27(a)	240	228,481
2.45%, 01/09/30	755	689,176
2.60%, 03/07/24(a)	323	321,994
2.65%, 06/24/24	922	919,165
2.65%, 06/10/26	503	489,153
2.80%, 09/08/27	393	379,575
2.80%, 07/18/29	972	916,239
3.05%, 01/06/28	275	267,434
3.35%, 06/12/24	1,070	1,081,039
3.35%, 04/18/29	375	366,673
3.40%, 09/11/25	280	281,935
3.45%, 06/07/23	331	333,567
3.45%, 01/10/24	416	420,537
3.45%, 03/13/25(a)	685	692,921
3.45%, 03/07/29	513	504,154
3.65%, 10/12/23	301	305,277
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	326	281,864
4.55%, 04/15/28 (Call 01/15/28)	195	193,400
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	600	523,988
4.60%, 05/15/28 (Call 02/15/28)	365	367,578
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	1,172	1,124,349
2.29%, 04/05/27 (Call 02/05/27)(a)	385	356,012
2.57%, 02/15/30 (Call 11/15/29)	1,519	1,336,787
3.11%, 02/15/40 (Call 08/15/39)(a)	621	506,978
3.36%, 02/15/50 (Call 08/15/49)	547	423,685
Rockwell Automation Inc.
0.35%, 08/15/23 (Call 08/15/22), (SOFR + 0.25000%)	35	34,081

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Machinery (continued)
1.75%, 08/15/31 (Call 05/15/31)	$410	$343,015
2.80%, 08/15/61 (Call 02/15/61)	520	360,647
2.88%, 03/01/25 (Call 12/01/24)	445	440,740
3.50%, 03/01/29 (Call 12/01/28)	515	505,864
4.20%, 03/01/49 (Call 09/01/48)	312	296,401
6.25%, 12/01/37	262	305,259
6.70%, 01/15/28	235	267,174
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	854	825,106
3.45%, 11/15/26 (Call 08/15/26)	878	833,609
4.38%, 08/15/23 (Call 05/15/23)(a)	235	236,781
4.40%, 03/15/24 (Call 02/15/24)	492	498,019
4.95%, 09/15/28 (Call 06/15/28)	1,299	1,307,321
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	543	491,071
2.25%, 01/30/31 (Call 10/30/30)(a)	648	560,881
3.25%, 11/01/26 (Call 08/01/26)	496	487,363
4.38%, 11/01/46 (Call 05/01/46)(a)	375	351,153
		60,243,063
Manufacturing — 0.9%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	776	753,642
2.25%, 09/19/26 (Call 06/19/26)(a)	518	496,065
2.38%, 08/26/29 (Call 05/26/29)(a)	996	912,051
2.65%, 04/15/25 (Call 03/15/25)	371	366,988
2.88%, 10/15/27 (Call 07/15/27)(a)	920	895,828
3.00%, 08/07/25(a)	507	506,460
3.05%, 04/15/30 (Call 01/15/30)	878	838,149
3.13%, 09/19/46 (Call 03/19/46)	503	409,747
3.25%, 02/14/24 (Call 01/14/24)	456	460,116
3.25%, 08/26/49 (Call 02/26/49)(a)	850	714,688
3.38%, 03/01/29 (Call 12/01/28)(a)	517	507,507
3.63%, 09/14/28 (Call 06/14/28)(a)	479	479,899
3.63%, 10/15/47 (Call 04/15/47)	498	440,111
3.70%, 04/15/50 (Call 10/15/49)(a)	577	517,698
3.88%, 06/15/44	20	17,905
4.00%, 09/14/48 (Call 03/14/48)	960	908,042
5.70%, 03/15/37	525	606,965
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	465	373,488
2.75%, 03/01/30 (Call 12/01/29)	835	737,552
3.50%, 12/01/24 (Call 10/01/24)	336	334,983
3.75%, 12/01/27 (Call 09/01/27)	580	566,508
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)(a)	652	632,669
3.92%, 09/15/47 (Call 03/15/47)	422	378,999
4.00%, 11/02/32(a)	715	710,222
4.15%, 11/02/42	823	773,101
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)(a)	425	422,426
4.55%, 05/15/32 (Call 02/15/32)	375	377,134
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	5,281	5,206,996
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	255	236,797
4.50%, 03/11/44(a)	315	297,660
5.88%, 01/14/38(a)	185	201,240
6.15%, 08/07/37(a)	505	549,719
6.75%, 03/15/32	2,579	3,000,524
6.88%, 01/10/39(a)	1,115	1,334,398
Security	Par (000)	Value
Manufacturing (continued)
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	$1,036	$1,007,504
3.50%, 03/01/24 (Call 12/01/23)	327	331,039
3.90%, 09/01/42 (Call 03/01/42)	1,245	1,163,232
4.88%, 09/15/41 (Call 03/15/41)	325	347,176
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	689	678,957
3.25%, 03/01/27 (Call 12/01/26)	556	541,202
3.25%, 06/14/29 (Call 03/14/29)	1,096	1,025,107
3.30%, 11/21/24 (Call 08/21/24)	394	393,581
4.00%, 06/14/49 (Call 12/14/48)	732	638,396
4.10%, 03/01/47 (Call 09/01/46)	275	243,908
4.20%, 11/21/34 (Call 05/21/34)	649	616,249
4.45%, 11/21/44 (Call 05/21/44)	842	776,415
6.25%, 05/15/38	125	140,032
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	825	811,598
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(b)	1,591	1,530,235
1.20%, 03/11/26(b)	2,005	1,838,594
1.70%, 03/11/28(b)	1,575	1,406,029
2.00%, 09/15/23(b)	400	396,219
2.15%, 03/11/31(a)(b)	1,756	1,524,376
2.35%, 10/15/26(b)	1,045	990,382
2.88%, 03/11/41(a)(b)	1,060	860,958
3.13%, 03/16/24(a)(b)	275	275,337
3.25%, 05/27/25(a)(b)	1,235	1,232,072
3.30%, 09/15/46(b)	1,066	904,441
3.40%, 03/16/27(a)(b)	1,340	1,322,765
4.20%, 03/16/47(b)	1,499	1,450,501
4.40%, 05/27/45(b)	1,017	1,007,860
6.13%, 08/17/26(b)	900	981,524
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	652	549,683
3.00%, 06/01/30 (Call 03/01/30)(a)	750	671,915
3.38%, 03/01/28 (Call 12/01/27)	242	231,999
3.65%, 03/15/27 (Call 12/15/26)	395	388,897
3.88%, 03/01/25 (Call 12/01/24)	450	451,506
3.90%, 09/17/29 (Call 06/17/29)(a)	215	207,066
4.00%, 03/15/26 (Call 12/15/25)	470	470,455
4.30%, 03/01/24 (Call 12/01/23)	350	354,075
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	704	681,814
4.25%, 06/15/23	339	343,080
4.30%, 02/21/48 (Call 08/21/47)	210	190,534
5.75%, 06/15/43	519	564,151
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	401	396,131
3.55%, 11/01/24 (Call 08/01/24)	460	461,504
3.80%, 03/21/29 (Call 12/21/28)	714	685,541
4.50%, 03/21/49 (Call 09/21/48)	319	299,090
4.65%, 11/01/44 (Call 05/01/44)	365	344,667
		57,694,074
Media — 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	750	638,452
2.30%, 02/01/32 (Call 11/01/31)	930	735,621
2.80%, 04/01/31 (Call 01/01/31)	1,110	927,842
3.50%, 06/01/41 (Call 12/01/40)	1,300	974,913
3.50%, 03/01/42 (Call 09/01/41)	1,349	1,007,163

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
3.70%, 04/01/51 (Call 10/01/50)	$1,824	$1,321,434
3.75%, 02/15/28 (Call 11/15/27)	1,162	1,100,468
3.85%, 04/01/61 (Call 10/01/60)(a)	1,592	1,126,825
3.90%, 06/01/52 (Call 12/01/51)	1,725	1,286,795
3.95%, 06/30/62 (Call 12/30/61)	1,055	758,289
4.20%, 03/15/28 (Call 12/15/27)(a)	1,083	1,048,263
4.40%, 04/01/33 (Call 01/01/33)(a)	925	869,303
4.40%, 12/01/61 (Call 06/01/61)	1,234	956,621
4.50%, 02/01/24 (Call 01/01/24)	1,029	1,044,814
4.80%, 03/01/50 (Call 09/01/49)	1,824	1,568,091
4.91%, 07/23/25 (Call 04/23/25)	1,791	1,828,753
5.05%, 03/30/29 (Call 12/30/28)	1,484	1,477,873
5.13%, 07/01/49 (Call 01/01/49)	1,165	1,025,899
5.25%, 04/01/53 (Call 10/01/52)	1,415	1,288,621
5.38%, 04/01/38 (Call 10/01/37)	910	857,017
5.38%, 05/01/47 (Call 11/01/46)	1,766	1,620,714
5.50%, 04/01/63 (Call 10/01/62)	1,460	1,302,725
5.75%, 04/01/48 (Call 10/01/47)	1,925	1,867,549
6.38%, 10/23/35 (Call 04/23/35)	1,621	1,722,873
6.48%, 10/23/45 (Call 04/23/45)	3,312	3,419,514
6.83%, 10/23/55 (Call 04/23/55)	700	740,202
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	1,623	1,346,230
1.95%, 01/15/31 (Call 10/15/30)	1,552	1,334,988
2.35%, 01/15/27 (Call 10/15/26)(a)	936	889,291
2.45%, 08/15/52 (Call 02/15/52)(a)	878	620,323
2.65%, 02/01/30 (Call 11/01/29)	1,410	1,303,197
2.65%, 08/15/62 (Call 02/15/62)	1,118	765,192
2.80%, 01/15/51 (Call 07/15/50)	1,440	1,090,418
2.89%, 11/01/51 (Call 05/01/51)(a)(b)	3,635	2,758,177
2.94%, 11/01/56 (Call 05/01/56)(b)	4,527	3,376,094
2.99%, 11/01/63 (Call 05/01/63)(b)	3,046	2,201,326
3.15%, 03/01/26 (Call 12/01/25)	1,457	1,443,998
3.15%, 02/15/28 (Call 11/15/27)(a)	1,608	1,570,164
3.20%, 07/15/36 (Call 01/15/36)	895	796,713
3.25%, 11/01/39 (Call 05/01/39)	1,203	1,046,046
3.30%, 02/01/27 (Call 11/01/26)	787	778,834
3.30%, 04/01/27 (Call 02/01/27)	510	504,008
3.38%, 02/15/25 (Call 11/15/24)	918	924,634
3.38%, 08/15/25 (Call 05/15/25)	1,249	1,253,404
3.40%, 04/01/30 (Call 01/01/30)(a)	1,437	1,391,868
3.40%, 07/15/46 (Call 01/15/46)	1,371	1,163,461
3.45%, 02/01/50 (Call 08/01/49)	1,433	1,204,839
3.55%, 05/01/28 (Call 02/01/28)	833	823,926
3.70%, 04/15/24 (Call 03/15/24)	1,803	1,832,802
3.75%, 04/01/40 (Call 10/01/39)	1,402	1,282,726
3.90%, 03/01/38 (Call 09/01/37)(a)	1,247	1,190,855
3.95%, 10/15/25 (Call 08/15/25)	2,343	2,390,144
3.97%, 11/01/47 (Call 05/01/47)	1,221	1,115,011
4.00%, 08/15/47 (Call 02/15/47)	743	680,471
4.00%, 03/01/48 (Call 09/01/47)	919	843,575
4.00%, 11/01/49 (Call 05/01/49)	1,551	1,440,980
4.00%, 11/01/52 (Call 05/01/52)	621	582,572
4.15%, 10/15/28 (Call 07/15/28)	2,749	2,812,313
4.20%, 08/15/34 (Call 02/15/34)	561	564,871
4.25%, 10/15/30 (Call 07/15/30)(a)	1,476	1,503,909
4.25%, 01/15/33	879	895,074
4.40%, 08/15/35 (Call 02/15/35)	421	424,436
4.60%, 10/15/38 (Call 04/15/38)	1,285	1,308,339
4.60%, 08/15/45 (Call 02/15/45)	757	756,614
Security	Par (000)	Value
Media (continued)
4.65%, 07/15/42	$895	$903,593
4.70%, 10/15/48 (Call 04/15/48)	1,677	1,705,123
4.75%, 03/01/44	709	720,807
4.95%, 10/15/58 (Call 04/15/58)(a)	1,070	1,148,754
5.65%, 06/15/35(a)	832	936,034
6.40%, 03/01/40	165	202,766
6.45%, 03/15/37	547	671,297
6.50%, 11/15/35	1,004	1,222,091
6.55%, 07/01/39	645	804,036
6.95%, 08/15/37	520	664,632
7.05%, 03/15/33	729	899,319
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(a)(b)	700	570,785
2.60%, 06/15/31 (Call 03/15/31)(a)(b)	725	622,065
2.95%, 06/30/23 (Call 03/30/23)(b)	330	329,970
2.95%, 10/01/50 (Call 04/01/50)(a)(b)	420	294,907
3.15%, 08/15/24 (Call 06/15/24)(b)	820	813,494
3.35%, 09/15/26 (Call 06/15/26)(b)	933	907,892
3.50%, 08/15/27 (Call 05/15/27)(a)(b)	891	869,446
3.60%, 06/15/51 (Call 12/15/50)(b)	375	295,912
3.85%, 02/01/25 (Call 11/01/24)(b)	791	793,298
4.50%, 06/30/43 (Call 12/30/42)(b)	805	730,110
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	275	259,541
4.70%, 12/15/42(b)	280	263,072
4.80%, 02/01/35 (Call 08/01/34)(b)	941	923,870
8.38%, 03/01/39(b)	610	820,308
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	504	494,601
3.63%, 05/15/30 (Call 02/15/30)(a)	708	654,215
3.80%, 03/13/24 (Call 01/13/24)(a)	396	398,108
3.90%, 11/15/24 (Call 08/15/24)(a)	145	145,347
3.95%, 06/15/25 (Call 03/15/25)	453	450,269
3.95%, 03/20/28 (Call 12/20/27)	1,380	1,330,767
4.00%, 09/15/55 (Call 03/15/55)	1,232	933,356
4.13%, 05/15/29 (Call 02/15/29)	1,003	957,397
4.65%, 05/15/50 (Call 11/15/49)	709	596,795
4.88%, 04/01/43	423	372,758
4.90%, 03/11/26 (Call 12/11/25)	836	861,921
4.95%, 05/15/42	105	92,530
5.00%, 09/20/37 (Call 03/20/37)	420	407,262
5.20%, 09/20/47 (Call 03/20/47)	1,585	1,450,563
5.30%, 05/15/49 (Call 11/15/48)	578	533,803
6.35%, 06/01/40	730	761,540
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)(a)	249	236,596
3.45%, 03/01/32 (Call 12/01/31)	480	433,090
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	1,122	1,105,667
3.50%, 04/08/30 (Call 01/08/30)	885	821,997
4.03%, 01/25/24 (Call 12/25/23)	969	983,110
4.71%, 01/25/29 (Call 10/25/28)	1,673	1,693,137
5.48%, 01/25/39 (Call 07/25/38)	1,306	1,335,060
5.58%, 01/25/49 (Call 07/25/48)	1,286	1,334,616
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)(a)	493	500,307
5.00%, 05/13/45 (Call 11/13/44)	604	576,084
5.25%, 05/24/49 (Call 11/24/48)	465	473,589
6.13%, 01/31/46 (Call 07/31/45)	595	676,062
6.63%, 03/18/25	574	611,347
6.63%, 01/15/40	1,654	1,842,953

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
8.50%, 03/11/32	$130	$163,588
NBCUniversal Media LLC
4.45%, 01/15/43(a)	950	929,947
5.95%, 04/01/41	885	1,035,370
6.40%, 04/30/40	510	628,727
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(a)	624	590,312
3.38%, 02/15/28 (Call 11/15/27)	508	480,189
3.70%, 06/01/28 (Call 03/01/28)	409	393,876
4.00%, 01/15/26 (Call 10/15/25)	817	821,648
4.20%, 06/01/29 (Call 03/01/29)(a)	327	318,408
4.20%, 05/19/32 (Call 02/19/32)	756	707,734
4.38%, 03/15/43	1,110	933,910
4.60%, 01/15/45 (Call 07/15/44)	512	428,970
4.75%, 05/15/25 (Call 04/15/25)	532	545,510
4.85%, 07/01/42 (Call 01/01/42)	886	783,275
4.90%, 08/15/44 (Call 02/15/44)	830	734,483
4.95%, 01/15/31 (Call 10/15/30)(a)	952	953,227
4.95%, 05/19/50 (Call 11/19/49)	748	673,946
5.25%, 04/01/44 (Call 10/01/43)	296	271,698
5.50%, 05/15/33(a)	828	840,387
5.85%, 09/01/43 (Call 03/01/43)	1,075	1,076,646
5.90%, 10/15/40 (Call 04/15/40)	200	200,082
6.88%, 04/30/36	757	848,609
7.88%, 07/30/30	410	487,615
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	646	788,931
Sky Ltd., 3.75%, 09/16/24(b)	1,229	1,241,458
TCI Communications Inc.
7.13%, 02/15/28	664	770,733
7.88%, 02/15/26	650	740,172
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)(a)	972	951,344
4.30%, 11/23/23 (Call 08/23/23)	316	320,727
5.50%, 08/15/35(a)	330	350,960
5.65%, 11/23/43 (Call 05/23/43)	390	411,599
5.85%, 04/15/40	715	769,937
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	883	736,400
5.50%, 09/01/41 (Call 03/01/41)	841	783,437
5.88%, 11/15/40 (Call 05/15/40)	1,007	1,001,860
6.55%, 05/01/37	1,315	1,389,615
6.75%, 06/15/39	935	996,295
7.30%, 07/01/38	1,235	1,368,145
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	1,183	1,431,987
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	969	911,712
2.95%, 06/15/27(a)	632	613,964
3.00%, 02/13/26	930	922,393
3.00%, 07/30/46(a)	610	485,686
3.15%, 09/17/25	653	649,293
3.70%, 12/01/42(a)	683	605,889
4.13%, 06/01/44	815	771,988
4.38%, 08/16/41	869	843,561
Series B, 7.00%, 03/01/32(a)	723	881,911
Series E, 4.13%, 12/01/41	718	677,970
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	1,324	1,294,453
1.75%, 01/13/26	839	795,562
2.00%, 09/01/29 (Call 06/01/29)	1,452	1,282,156
2.20%, 01/13/28	689	643,142
Security	Par (000)	Value
Media (continued)
2.65%, 01/13/31	$2,140	$1,936,662
2.75%, 09/01/49 (Call 03/01/49)	1,360	1,028,371
3.35%, 03/24/25	1,328	1,340,025
3.38%, 11/15/26 (Call 08/15/26)	526	523,086
3.50%, 05/13/40 (Call 11/13/39)(a)	1,480	1,319,805
3.60%, 01/13/51 (Call 07/13/50)(a)	2,015	1,784,329
3.70%, 09/15/24 (Call 06/15/24)	501	506,960
3.70%, 10/15/25 (Call 07/15/25)	411	414,780
3.70%, 03/23/27	448	450,197
3.80%, 03/22/30	780	773,600
3.80%, 05/13/60 (Call 11/13/59)(a)	554	488,707
4.00%, 10/01/23	213	215,757
4.63%, 03/23/40 (Call 09/23/39)	593	604,042
4.70%, 03/23/50 (Call 09/23/49)(a)	1,250	1,294,699
4.75%, 09/15/44 (Call 03/15/44)	581	589,863
4.75%, 11/15/46 (Call 05/15/46)	507	526,423
4.95%, 10/15/45 (Call 04/15/45)	488	509,147
5.40%, 10/01/43(a)	499	552,651
6.15%, 03/01/37	525	617,580
6.15%, 02/15/41	629	748,614
6.20%, 12/15/34	810	956,305
6.40%, 12/15/35	769	930,155
6.55%, 03/15/33	345	408,760
6.65%, 11/15/37(a)	1,113	1,384,785
7.75%, 12/01/45	114	161,761
		182,514,927
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)(a)	1,018	1,021,753
3.90%, 01/15/43 (Call 07/15/42)	190	175,006
4.20%, 06/15/35 (Call 12/15/34)	540	541,023
4.38%, 06/15/45 (Call 12/15/44)	526	515,109
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	29	28,951
4.13%, 04/01/32 (Call 01/01/32)	505	475,051
4.50%, 12/15/28 (Call 09/15/28)	475	472,360
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	394	376,858
5.25%, 10/01/54 (Call 04/01/54)	280	277,790
Worthington Industries Inc., 4.55%, 04/15/26(a)	250	253,363
		4,137,264
Mining — 1.1%
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	310	276,306
2.63%, 09/10/30 (Call 06/10/30)(b)	835	714,180
2.88%, 03/17/31 (Call 12/17/30)(a)(b)	518	447,570
3.63%, 09/11/24(b)	841	838,804
3.88%, 03/16/29 (Call 01/16/29)(a)(b)	690	656,150
3.95%, 09/10/50 (Call 03/10/50)(a)(b)	470	381,609
4.00%, 09/11/27(b)	889	869,085
4.50%, 03/15/28 (Call 12/15/27)(b)	605	604,973
4.75%, 04/10/27(b)	665	675,876
4.75%, 03/16/52 (Call 09/16/51)(a)(b)	510	464,740
4.88%, 05/14/25(b)	498	509,674
5.63%, 04/01/30 (Call 01/01/30)(b)	600	627,251
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)(a)	700	615,633
3.75%, 10/01/30 (Call 07/01/30)(a)	210	181,650

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mining (continued)
Barrick Gold Corp.
5.25%, 04/01/42	$714	$735,114
6.45%, 10/15/35(a)	520	599,753
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	885	994,083
Barrick North America Finance LLC
5.70%, 05/30/41	556	603,668
5.75%, 05/01/43	543	596,118
7.50%, 09/15/38(a)	262	316,282
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	880	977,473
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	308	312,101
4.13%, 02/24/42	1,694	1,623,404
5.00%, 09/30/43(a)	2,036	2,176,388
6.42%, 03/01/26(a)	324	353,683
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	884	797,112
3.15%, 01/14/30 (Call 10/14/29)(b)	1,121	1,016,669
3.15%, 01/15/51 (Call 07/15/50)(b)	665	496,216
3.63%, 08/01/27 (Call 05/01/27)(b)	1,880	1,806,264
3.70%, 01/30/50 (Call 07/30/49)(a)(b)	1,991	1,606,160
3.75%, 01/15/31 (Call 10/15/30)(b)	625	585,669
4.25%, 07/17/42(b)	575	509,853
4.38%, 02/05/49 (Call 08/05/48)(b)	1,383	1,244,174
4.50%, 09/16/25(b)	862	868,101
4.50%, 08/01/47 (Call 02/01/47)(b)	1,545	1,419,391
4.88%, 11/04/44(a)(b)	997	949,064
5.63%, 09/21/35(a)(b)	279	293,617
5.63%, 10/18/43(b)	260	269,883
Freeport Indonesia PT, 5.32%, 04/14/32 (Call 01/01/32)(b)	1,000	971,800
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	625	599,344
4.25%, 03/01/30 (Call 03/01/25)	575	542,998
4.38%, 08/01/28 (Call 08/01/23)	455	439,230
4.55%, 11/14/24 (Call 08/14/24)(a)	872	886,979
4.63%, 08/01/30 (Call 08/01/25)(a)	576	557,176
5.00%, 09/01/27 (Call 09/01/22)(a)	445	451,715
5.25%, 09/01/29 (Call 09/01/24)(a)	460	459,622
5.40%, 11/14/34 (Call 05/14/34)(a)	580	590,296
5.45%, 03/15/43 (Call 09/15/42)	1,580	1,554,135
Fresnillo PLC
4.25%, 10/02/50 (Call 04/02/50)(b)	684	540,367
5.50%, 11/13/23(b)	179	182,224
Glencore Canada Corp., 6.20%, 06/15/35	500	533,710
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)(b)	311	305,308
6.00%, 11/15/41(a)(b)	520	539,765
6.90%, 11/15/37(b)	577	657,081
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(a)(b)	930	863,886
1.63%, 04/27/26 (Call 03/27/26)(b)	570	516,528
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	767	648,707
2.63%, 09/23/31 (Call 06/23/31)(b)	420	352,361
2.85%, 04/27/31 (Call 01/27/31)(b)	475	408,047
3.38%, 09/23/51 (Call 03/23/51)(b)	345	251,916
3.88%, 10/27/27 (Call 07/27/27)(b)	275	266,978
3.88%, 04/27/51 (Call 10/27/50)(a)(b)	392	313,702
4.00%, 04/16/25(b)	775	773,719
4.00%, 03/27/27 (Call 12/27/26)(b)	672	659,649
4.13%, 03/12/24 (Call 02/12/24)(b)	710	715,151
4.63%, 04/29/24(b)	959	972,944
Security	Par (000)	Value
Mining (continued)
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	$454	$455,621
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(b)	1,933	1,933,000
5.45%, 05/15/30 (Call 02/15/30)(a)(b)	1,005	1,021,743
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	395	354,592
6.53%, 11/15/28(a)(b)	270	289,059
6.76%, 11/15/48(b)	760	768,360
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(b)	475	446,742
4.75%, 08/06/50 (Call 02/06/50)(b)	426	355,178
5.65%, 09/12/49 (Call 03/12/49)(b)	555	523,093
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	700	705,360
5.95%, 03/15/24 (Call 12/15/23)(a)	342	354,445
6.88%, 09/01/41 (Call 03/01/41)(a)	260	270,939
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)(b)	795	663,435
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(a)(b)	225	202,453
4.70%, 05/12/31 (Call 02/12/31)(b)	905	759,828
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(a)(b)	786	715,639
4.20%, 05/13/50 (Call 11/13/49)(a)(b)	390	327,951
5.75%, 11/15/41(b)	855	871,597
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	1,132	971,397
2.60%, 07/15/32 (Call 04/15/32)	1,030	884,960
2.80%, 10/01/29 (Call 07/01/29)	595	541,397
4.88%, 03/15/42 (Call 09/15/41)(a)	787	791,664
5.45%, 06/09/44 (Call 12/09/43)	409	433,024
5.88%, 04/01/35	437	481,115
6.25%, 10/01/39	650	745,916
Rio Tinto Alcan Inc.
5.75%, 06/01/35	215	242,328
6.13%, 12/15/33	1,109	1,304,914
7.25%, 03/15/31	25	30,569
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)(a)	1,390	1,061,123
5.20%, 11/02/40	966	1,047,807
7.13%, 07/15/28	845	988,650
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	561	540,930
4.75%, 03/22/42 (Call 09/22/41)	784	812,929
Southern Copper Corp.
3.88%, 04/23/25	391	390,023
5.25%, 11/08/42(a)	792	818,611
5.88%, 04/23/45	1,068	1,176,840
6.75%, 04/16/40(a)	1,375	1,636,910
7.50%, 07/27/35	829	1,016,909
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)(a)	119	113,707
5.40%, 02/01/43 (Call 08/01/42)	359	350,033
6.00%, 08/15/40 (Call 02/15/40)	427	446,961
6.13%, 10/01/35(a)	495	544,846
6.25%, 07/15/41 (Call 01/15/41)	647	698,275
Vale Canada Ltd., 7.20%, 09/15/32	50	56,250
Yamana Gold Inc.
2.63%, 08/15/31 (Call 05/15/31)	900	755,520
4.63%, 12/15/27 (Call 09/15/27)(a)	381	381,230
		75,852,952

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	$980	$901,580
3.25%, 02/15/29 (Call 08/15/23)	465	410,363
3.28%, 12/01/28 (Call 10/01/28)	790	710,293
3.57%, 12/01/31 (Call 09/01/31)	645	570,754
4.13%, 05/01/25 (Call 07/01/22)	750	740,550
4.25%, 04/01/28 (Call 10/01/22)(a)	750	716,348
5.50%, 12/01/24 (Call 06/01/24)	400	406,780
		4,456,668
Oil & Gas — 4.6%
Aker BP ASA
2.88%, 01/15/26 (Call 12/15/25)(a)(b)	155	148,294
3.00%, 01/15/25 (Call 12/15/24)(a)(b)	867	849,324
3.75%, 01/15/30 (Call 10/15/29)(b)	1,244	1,159,299
4.00%, 01/15/31 (Call 10/15/30)(b)	935	877,151
BG Energy Capital PLC, 5.13%, 10/15/41(a)(b)	930	989,334
BP Capital Markets America Inc.
1.70%, 08/10/30 (Call 05/10/30)	752	637,924
2.72%, 01/12/32 (Call 10/12/31)(a)	1,555	1,399,223
2.77%, 11/10/50 (Call 05/10/50)	1,445	1,059,146
2.94%, 06/04/51 (Call 12/04/50)(a)	1,605	1,214,073
3.00%, 02/24/50 (Call 08/24/49)(a)	2,026	1,564,182
3.00%, 03/17/52 (Call 09/17/51)	1,070	821,027
3.02%, 01/16/27 (Call 10/16/26)	539	523,842
3.06%, 06/17/41 (Call 12/17/40)	1,625	1,345,107
3.12%, 05/04/26 (Call 02/04/26)	601	591,343
3.19%, 04/06/25 (Call 03/06/25)	540	538,825
3.38%, 02/08/61 (Call 08/08/60)	1,708	1,359,551
3.41%, 02/11/26 (Call 12/11/25)	932	928,769
3.54%, 04/06/27 (Call 02/06/27)	632	628,663
3.59%, 04/14/27 (Call 01/14/27)	679	674,541
3.63%, 04/06/30 (Call 01/06/30)(a)	1,332	1,300,538
3.79%, 02/06/24 (Call 01/06/24)(a)	678	687,864
3.80%, 09/21/25 (Call 07/21/25)	660	668,668
3.94%, 09/21/28 (Call 06/21/28)	1,056	1,059,385
4.23%, 11/06/28 (Call 08/06/28)	1,700	1,736,074
BP Capital Markets PLC
3.12%, 05/04/26 (Call 02/04/26)	461	453,593
3.28%, 09/19/27 (Call 06/19/27)	1,149	1,125,188
3.51%, 03/17/25	937	944,401
3.54%, 11/04/24	852	861,026
3.72%, 11/28/28 (Call 08/28/28)	891	881,596
3.81%, 02/10/24	766	778,168
3.99%, 09/26/23	681	692,083
4.38%, (Call 06/22/25)(c)(d)	100	97,412
4.88%, (Call 03/22/30)(c)(d)	1,470	1,374,583
Burlington Resources LLC, 5.95%, 10/15/36	25	28,247
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)(a)	622	590,034
2.95%, 07/15/30 (Call 04/15/30)(a)	409	367,805
3.80%, 04/15/24 (Call 01/15/24)	704	707,682
3.85%, 06/01/27 (Call 03/01/27)	938	924,202
3.90%, 02/01/25 (Call 11/01/24)(a)	855	857,959
4.95%, 06/01/47 (Call 12/01/46)(a)	597	594,625
5.85%, 02/01/35	437	456,443
6.25%, 03/15/38(a)	887	976,214
6.45%, 06/30/33(a)	560	623,673
6.50%, 02/15/37	710	789,589
6.75%, 02/01/39	458	521,306
7.20%, 01/15/32(a)	150	175,560
Security	Par (000)	Value
Oil & Gas (continued)
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	$590	$507,820
3.75%, 02/15/52 (Call 08/15/51)	582	466,582
4.25%, 04/15/27 (Call 01/15/27)(a)	995	997,710
4.40%, 04/15/29 (Call 01/15/29)	854	849,430
5.25%, 06/15/37 (Call 12/15/36)	320	324,217
5.38%, 07/15/25 (Call 04/15/25)(a)	648	676,544
5.40%, 06/15/47 (Call 12/15/46)(a)	655	667,764
6.75%, 11/15/39	945	1,064,344
6.80%, 09/15/37	715	813,890
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	1,818	1,742,722
2.00%, 05/11/27 (Call 03/11/27)	806	756,053
2.24%, 05/11/30 (Call 02/11/30)	1,338	1,208,660
2.90%, 03/03/24 (Call 01/03/24)	493	494,590
2.95%, 05/16/26 (Call 02/16/26)	968	961,489
2.98%, 05/11/40 (Call 11/11/39)	420	354,622
3.08%, 05/11/50 (Call 11/11/49)(a)	801	669,738
3.33%, 11/17/25 (Call 08/17/25)	1,596	1,605,165
Chevron USA Inc.
0.43%, 08/11/23	590	575,872
0.69%, 08/12/25 (Call 07/12/25)(a)	551	511,356
1.02%, 08/12/27 (Call 06/12/27)	903	801,492
2.34%, 08/12/50 (Call 02/12/50)(a)	1,049	759,998
3.25%, 10/15/29 (Call 07/15/29)(a)	364	353,294
3.85%, 01/15/28 (Call 10/15/27)	527	535,653
3.90%, 11/15/24 (Call 08/15/24)(a)	532	543,609
5.25%, 11/15/43 (Call 05/15/43)(a)	220	243,077
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	410	418,790
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	325	332,461
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(a)	485	451,103
3.00%, 05/09/23	755	755,921
3.30%, 09/30/49 (Call 03/30/49)	500	356,870
4.25%, 05/09/43	200	174,690
CNOOC Finance 2014 ULC
4.25%, 04/30/24(a)	619	631,240
4.88%, 04/30/44	385	364,751
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45(a)	330	282,503
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25(a)	350	350,761
4.38%, 05/02/28	655	672,330
CNOOC Petroleum North America ULC
5.88%, 03/10/35	649	684,865
6.40%, 05/15/37	624	691,861
7.50%, 07/30/39	675	829,374
7.88%, 03/15/32	489	604,230
Conoco Funding Co., 7.25%, 10/15/31	70	85,768
ConocoPhillips
5.90%, 10/15/32	684	777,258
6.50%, 02/01/39	25	30,662
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	425	417,273
3.35%, 11/15/24 (Call 08/15/24)(a)	265	266,869
3.76%, 03/15/42 (Call 09/15/41)(b)	2,514	2,323,512
3.80%, 03/15/52 (Call 09/15/51)(a)	975	888,084
4.03%, 03/15/62 (Call 09/15/61)(b)	3,545	3,236,957
4.30%, 11/15/44 (Call 05/15/44)	132	127,776

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(b)	$753	$690,810
2.88%, 04/01/32 (Call 01/01/32)(b)	675	565,866
3.80%, 06/01/24 (Call 03/01/24)	1,410	1,418,277
4.38%, 01/15/28 (Call 10/15/27)	1,318	1,292,299
4.90%, 06/01/44 (Call 12/01/43)	861	773,273
5.75%, 01/15/31 (Call 07/15/30)(b)	1,025	1,053,680
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(b)	725	713,727
4.38%, 06/01/24 (Call 03/01/24)(b)	779	787,788
4.38%, 03/15/29 (Call 12/15/28)(b)	462	460,658
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	615	606,530
4.75%, 05/15/42 (Call 11/15/41)	1,037	992,803
5.00%, 06/15/45 (Call 12/15/44)(a)	355	354,527
5.25%, 09/15/24 (Call 06/15/24)	243	250,865
5.25%, 10/15/27 (Call 10/15/22)	698	708,355
5.60%, 07/15/41 (Call 01/15/41)(a)	945	994,963
5.85%, 12/15/25 (Call 09/15/25)	599	636,522
5.88%, 06/15/28 (Call 06/15/23)	435	453,406
7.88%, 09/30/31(a)	139	170,647
7.95%, 04/15/32	645	795,030
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	761	690,090
3.25%, 12/01/26 (Call 10/01/26)(a)	787	778,803
3.50%, 12/01/29 (Call 09/01/29)(a)	822	776,860
4.25%, 03/15/52 (Call 09/15/51)	595	529,239
4.40%, 03/24/51 (Call 09/24/50)	730	659,193
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(b)	15	12,750
3.75%, 08/05/26 (Call 05/05/26)(b)	1,635	1,548,468
4.38%, 10/30/24(b)	375	375,941
4.50%, 09/14/47 (Call 03/14/47)(b)	686	532,514
5.25%, 11/06/29 (Call 08/06/29)(b)	90	87,602
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	705	702,721
5.70%, 10/01/40(a)(b)	340	360,287
Series X-R, 4.00%, 09/12/23(b)	747	754,030
Series X-R, 4.75%, 09/12/28(b)	1,050	1,074,581
Eni USA Inc., 7.30%, 11/15/27	240	271,724
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	767	764,084
3.90%, 04/01/35 (Call 10/01/34)	776	743,728
4.15%, 01/15/26 (Call 10/15/25)	826	845,190
4.38%, 04/15/30 (Call 01/15/30)	373	384,819
4.95%, 04/15/50 (Call 10/15/49)	715	787,604
5.10%, 01/15/36 (Call 07/15/35)(a)	105	107,944
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(b)	675	636,356
3.63%, 05/15/31 (Call 05/15/30)(a)(b)	675	606,411
3.90%, 10/01/27 (Call 07/01/27)	1,100	1,060,279
5.00%, 01/15/29 (Call 07/15/28)	455	451,465
6.63%, 02/01/25 (Call 01/01/25)	575	599,587
7.50%, 02/01/30 (Call 11/01/29)(a)	855	949,204
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	581	548,618
2.38%, 05/22/30 (Call 02/22/30)	392	353,192
2.65%, 01/15/24	597	595,961
2.88%, 04/06/25 (Call 03/06/25)	1,046	1,039,173
3.00%, 04/06/27 (Call 02/06/27)	597	584,234
Security	Par (000)	Value
Oil & Gas (continued)
3.13%, 04/06/30 (Call 01/06/30)(a)	$998	$954,929
3.25%, 11/10/24	651	652,542
3.25%, 11/18/49 (Call 05/18/49)	852	711,516
3.63%, 09/10/28 (Call 06/10/28)	809	805,014
3.63%, 04/06/40 (Call 10/06/39)	579	530,879
3.70%, 03/01/24	789	799,255
3.70%, 04/06/50 (Call 10/06/49)	742	671,548
3.95%, 05/15/43	872	813,355
4.25%, 11/23/41	624	612,860
4.80%, 11/08/43	963	1,008,413
5.10%, 08/17/40	943	1,021,131
6.50%, 12/01/28(b)	750	855,138
6.80%, 01/15/28	275	313,105
7.15%, 11/15/25	453	506,718
7.25%, 09/23/27	684	793,664
7.75%, 06/15/23	185	193,776
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	813	800,855
2.28%, 08/16/26 (Call 06/16/26)	1,162	1,118,936
2.44%, 08/16/29 (Call 05/16/29)(a)	1,220	1,125,806
2.61%, 10/15/30 (Call 07/15/30)	1,503	1,388,377
2.71%, 03/06/25 (Call 12/06/24)	1,395	1,385,265
2.99%, 03/19/25 (Call 02/19/25)	1,899	1,896,325
3.00%, 08/16/39 (Call 02/16/39)	702	601,724
3.04%, 03/01/26 (Call 12/01/25)	2,056	2,044,003
3.10%, 08/16/49 (Call 02/16/49)	1,384	1,129,401
3.18%, 03/15/24 (Call 12/15/23)	1,050	1,058,106
3.29%, 03/19/27 (Call 01/19/27)(a)	987	987,035
3.45%, 04/15/51 (Call 10/15/50)(a)	2,181	1,887,612
3.48%, 03/19/30 (Call 12/19/29)	1,578	1,553,023
3.57%, 03/06/45 (Call 09/06/44)	895	788,628
4.11%, 03/01/46 (Call 09/01/45)	2,222	2,148,813
4.23%, 03/19/40 (Call 09/19/39)	1,516	1,517,065
4.33%, 03/19/50 (Call 09/19/49)	2,191	2,186,296
GS Caltex Corp.
3.00%, 06/04/24(b)	485	481,499
3.88%, 06/27/23(b)	200	201,198
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(b)	710	618,694
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	893	889,321
4.30%, 04/01/27 (Call 01/01/27)	775	773,292
5.60%, 02/15/41(a)	1,031	1,050,220
5.80%, 04/01/47 (Call 10/01/46)(a)	535	563,038
6.00%, 01/15/40	764	811,449
7.13%, 03/15/33	884	1,021,510
7.30%, 08/15/31	742	860,717
7.88%, 10/01/29	391	462,390
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)(b)	1,060	1,083,097
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(b)	50	38,155
4.75%, 04/24/25(b)	410	389,887
5.38%, 04/24/30(a)(b)	1,145	1,058,553
5.75%, 04/19/47(b)	100	84,603
6.38%, 10/24/48(b)	1,380	1,252,272
Lundin Energy Finance BV
2.00%, 07/15/26 (Call 06/15/26)(b)	1,035	941,535
3.10%, 07/15/31 (Call 04/15/31)(b)	955	840,819
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	969	973,248

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
5.20%, 06/01/45 (Call 12/01/44)(a)	$469	$461,609
6.60%, 10/01/37	780	882,775
6.80%, 03/15/32	698	785,564
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)(a)	620	619,758
3.80%, 04/01/28 (Call 01/01/28)	704	681,834
4.50%, 04/01/48 (Call 10/01/47)	759	665,708
4.70%, 05/01/25 (Call 04/01/25)	1,182	1,212,909
4.75%, 09/15/44 (Call 03/15/44)	358	330,222
5.00%, 09/15/54 (Call 03/15/54)	313	286,988
5.13%, 12/15/26 (Call 09/15/26)	734	763,729
5.85%, 12/15/45 (Call 06/15/45)	320	313,723
6.50%, 03/01/41 (Call 09/01/40)	815	926,194
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	1,005	1,007,882
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	1,114	1,152,660
5.63%, 07/01/24	902	948,731
Ovintiv Inc.
6.50%, 08/15/34(a)	565	617,508
6.50%, 02/01/38	395	428,398
6.63%, 08/15/37	560	614,899
7.20%, 11/01/31	440	498,972
7.38%, 11/01/31	640	733,276
8.13%, 09/15/30	433	508,413
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(b)	987	892,859
2.30%, 02/09/31 (Call 11/09/30)(b)	1,800	1,507,916
3.10%, 01/21/30 (Call 10/21/29)(b)	290	263,175
3.10%, 08/27/30 (Call 05/25/30)(b)	470	423,188
3.65%, 07/30/29(b)	165	156,196
4.15%, 02/25/60 (Call 08/25/59)(b)	710	565,309
4.18%, 01/21/50 (Call 07/21/49)(a)(b)	1,000	836,263
4.70%, 07/30/49(a)(b)	840	752,828
5.63%, 05/20/43(b)	1,180	1,154,967
6.00%, 05/03/42(b)	1,230	1,259,241
6.45%, 05/30/44(b)	1,367	1,464,314
6.50%, 05/27/41(b)	75	79,858
6.50%, 11/07/48(b)	850	914,690
Petroliam Nasional Bhd, 7.63%, 10/15/26(b)	590	683,928
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(a)(b)	1,145	1,000,607
3.40%, 04/28/61 (Call 10/28/60)(b)	1,415	1,109,827
3.50%, 03/18/25(b)	428	428,963
3.50%, 04/21/30 (Call 01/21/30)(b)	1,713	1,649,570
4.50%, 03/18/45(b)	1,225	1,208,169
4.55%, 04/21/50 (Call 10/21/49)(b)	2,188	2,170,852
4.80%, 04/21/60 (Call 10/21/59)(b)	1,065	1,100,475
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(a)(b)	500	458,073
Phillips 66
0.90%, 02/15/24 (Call 07/01/22)	955	920,916
1.30%, 02/15/26 (Call 01/15/26)	326	299,279
2.15%, 12/15/30 (Call 09/15/30)(a)	531	448,802
3.30%, 03/15/52 (Call 09/15/51)	715	557,731
3.85%, 04/09/25 (Call 03/09/25)(a)	865	874,365
3.90%, 03/15/28 (Call 12/15/27)	1,178	1,167,861
4.65%, 11/15/34 (Call 05/15/34)	556	559,434
4.88%, 11/15/44 (Call 05/15/44)(a)	1,456	1,455,174
5.88%, 05/01/42	1,375	1,548,909
Security	Par (000)	Value
Oil & Gas (continued)
Phillips 66 Co.
4.68%, 02/15/45(b)	$690	$666,406
4.90%, 10/01/46(b)	499	494,040
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	354	322,656
1.90%, 08/15/30 (Call 05/15/30)	1,036	869,376
2.15%, 01/15/31 (Call 10/15/30)	363	308,514
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(b)	425	398,805
2.99%, 01/15/30 (Call 07/15/29)(a)(b)	50	46,026
3.90%, 12/06/59(b)	435	357,618
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(b)	1,832	1,687,730
2.25%, 07/12/31 (Call 04/12/31)(b)	2,736	2,426,252
3.13%, 07/12/41 (Call 01/12/41)(b)	3,080	2,575,650
3.30%, 07/12/51 (Call 01/12/51)(b)	3,485	2,866,036
Raizen Fuels Finance SA, 5.30%, 01/20/27(b)	345	351,046
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	152	158,809
6.33%, 09/30/27(a)(b)	665	694,825
Reliance Industries Ltd.
2.88%, 01/12/32(a)(b)	1,415	1,211,367
3.63%, 01/12/52(b)	1,565	1,213,811
3.67%, 11/30/27(a)(b)	100	97,533
3.75%, 01/12/62(b)	845	651,960
4.13%, 01/28/25(b)	577	581,535
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(b)	736	700,576
1.60%, 06/17/26 (Call 05/17/26)(b)	175	162,060
2.69%, 06/17/31 (Call 03/17/31)(b)	2,502	2,290,561
Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(b)	891	767,441
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(b)	1,717	1,609,688
2.25%, 11/24/30 (Call 08/24/30)(a)(b)	1,737	1,537,999
2.88%, 04/16/24(b)	1,437	1,424,757
3.25%, 11/24/50 (Call 05/24/50)(b)	1,876	1,480,524
3.50%, 04/16/29(b)	2,461	2,417,883
3.50%, 11/24/70 (Call 05/24/70)(b)	1,665	1,289,236
4.25%, 04/16/39(b)	3,607	3,481,844
4.38%, 04/16/49(b)	1,631	1,544,883
Shell International Finance BV
0.38%, 09/15/23(a)	705	685,986
2.00%, 11/07/24 (Call 10/07/24)(a)	1,318	1,294,531
2.38%, 11/07/29 (Call 08/07/29)(a)	1,238	1,122,574
2.50%, 09/12/26(a)	1,026	995,375
2.75%, 04/06/30 (Call 01/06/30)	1,276	1,181,407
2.88%, 05/10/26	1,291	1,269,891
2.88%, 11/26/41 (Call 05/26/41)	795	645,087
3.00%, 11/26/51 (Call 05/26/51)	1,075	848,300
3.13%, 11/07/49 (Call 05/07/49)	977	793,951
3.25%, 05/11/25(a)	2,448	2,461,204
3.25%, 04/06/50 (Call 10/06/49)	1,432	1,194,211
3.50%, 11/13/23 (Call 10/13/23)	623	629,879
3.63%, 08/21/42	626	556,397
3.75%, 09/12/46	1,014	910,235
3.88%, 11/13/28 (Call 08/13/28)	1,508	1,523,155
4.00%, 05/10/46	1,520	1,426,991
4.13%, 05/11/35	929	924,103
4.38%, 05/11/45	2,241	2,229,812
4.55%, 08/12/43	1,041	1,048,774

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
5.50%, 03/25/40	$1,200	$1,343,102
6.38%, 12/15/38	2,453	3,015,618
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23(b)	125	125,266
4.25%, 04/24/43(b)	215	195,315
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	845	826,045
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	567	576,843
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(a)(b)	1,610	1,647,336
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 04/28/25(b)	2,100	2,093,646
4.10%, 04/28/45(a)(b)	225	196,907
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(a)(b)	1,253	1,208,205
3.50%, 05/03/26(b)	435	433,608
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(b)	725	707,631
3.63%, 04/12/27(a)(b)	1,200	1,193,868
4.00%, 09/13/47(b)	685	585,422
4.25%, 04/12/47(b)	300	266,058
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(b)	200	185,671
2.15%, 05/13/25 (Call 04/13/25)(b)	1,360	1,314,989
2.30%, 01/08/31 (Call 10/08/30)(a)(b)	889	774,425
2.50%, 08/08/24 (Call 07/08/24)(b)	680	672,305
2.50%, 11/12/24 (Call 10/12/24)(a)(b)	730	719,025
2.70%, 05/13/30 (Call 02/13/30)(a)(b)	980	889,620
2.95%, 08/08/29 (Call 05/08/29)(a)(b)	879	818,292
2.95%, 11/12/29 (Call 08/12/29)(a)(b)	619	574,649
3.10%, 01/08/51 (Call 07/08/50)(b)	175	126,322
3.35%, 05/13/50 (Call 11/13/49)(b)	755	568,655
3.44%, 11/12/49 (Call 05/12/49)(b)	435	334,504
3.68%, 08/08/49 (Call 02/08/49)(b)	837	668,115
3.75%, 09/12/23(b)	300	303,491
4.13%, 09/12/25(b)	510	522,302
4.25%, 09/12/28(a)(b)	640	652,549
4.60%, 09/12/48(b)	738	694,630
Suncor Energy Inc.
2.80%, 05/15/23	341	340,552
3.10%, 05/15/25 (Call 04/15/25)	489	481,527
3.75%, 03/04/51 (Call 09/04/50)(a)	365	311,495
4.00%, 11/15/47 (Call 05/15/47)	395	350,616
5.35%, 07/15/33	175	180,915
5.95%, 12/01/34	459	494,477
5.95%, 05/15/35	735	790,279
6.50%, 06/15/38	831	950,519
6.80%, 05/15/38	935	1,095,137
6.85%, 06/01/39(a)	1,101	1,310,663
7.00%, 11/15/28(a)	110	126,081
7.15%, 02/01/32(a)	595	697,548
7.88%, 06/15/26	140	159,365
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(b)	502	440,505
3.25%, 08/15/30 (Call 02/15/30)(b)	460	368,225
4.00%, 08/15/26(b)	685	609,650
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(b)	190	155,158
3.50%, 10/17/49(b)	770	508,932
Security	Par (000)	Value
Oil & Gas (continued)
3.75%, 06/18/50(b)	$405	$279,977
4.63%, 11/20/28(b)	200	196,509
5.38%, 11/20/48(a)(b)	170	150,872
Tosco Corp., 8.13%, 02/15/30	135	169,484
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	665	665,517
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	1,094	1,074,437
2.83%, 01/10/30 (Call 10/10/29)	975	910,379
2.99%, 06/29/41 (Call 12/29/40)	817	676,209
3.13%, 05/29/50 (Call 11/29/49)	1,600	1,287,414
3.39%, 06/29/60 (Call 12/29/59)	566	455,902
3.45%, 02/19/29 (Call 11/19/28)(a)	902	880,684
3.46%, 07/12/49 (Call 01/12/49)	1,090	936,801
3.70%, 01/15/24(a)	617	625,786
3.75%, 04/10/24	1,044	1,061,991
TotalEnergies Capital SA, 3.88%, 10/11/28	619	623,753
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(a)	402	364,261
2.80%, 12/01/31 (Call 09/01/31)	775	673,392
2.85%, 04/15/25 (Call 03/15/25)	221	216,530
3.40%, 09/15/26 (Call 06/15/26)(a)	290	283,579
3.65%, 03/15/25(a)	300	299,683
3.65%, 12/01/51 (Call 06/01/51)	950	748,300
4.00%, 04/01/29 (Call 01/01/29)	1,099	1,069,974
4.00%, 06/01/52 (Call 12/01/51)	685	570,889
4.35%, 06/01/28 (Call 03/01/28)	1,135	1,129,236
4.90%, 03/15/45(a)	388	371,566
6.63%, 06/15/37	1,151	1,311,352
7.50%, 04/15/32	595	710,245
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	835	826,627
3.70%, 09/15/26 (Call 06/15/26)(b)	970	946,125
3.70%, 03/15/28 (Call 12/15/27)(b)	330	311,567
4.50%, 03/04/29 (Call 12/04/28)(b)	1,036	1,014,761
XTO Energy Inc., 6.75%, 08/01/37	432	516,215
		310,765,300
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	1,080	1,112,446
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
1.23%, 12/15/23	400	390,523
2.06%, 12/15/26 (Call 11/15/26)(a)	865	805,770
3.14%, 11/07/29 (Call 08/07/29)	530	493,742
3.34%, 12/15/27 (Call 09/15/27)(a)	1,513	1,465,758
4.08%, 12/15/47 (Call 06/15/47)	968	872,008
4.49%, 05/01/30 (Call 02/01/30)	387	392,085
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	1,006	921,823
3.50%, 08/01/23 (Call 05/01/23)	363	364,663
3.80%, 11/15/25 (Call 08/15/25)	627	632,976
4.50%, 11/15/41 (Call 05/15/41)	700	641,960
4.75%, 08/01/43 (Call 02/01/43)	468	439,910
4.85%, 11/15/35 (Call 05/15/35)(a)	724	733,816
5.00%, 11/15/45 (Call 05/15/45)	1,218	1,198,046
6.70%, 09/15/38	997	1,143,740
7.45%, 09/15/39	1,213	1,483,129
HF Sinclair Corp.
2.63%, 10/01/23(b)	570	556,226
4.50%, 10/01/30	260	237,165

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas Services (continued)
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)(a)	$523	$485,083
3.95%, 12/01/42 (Call 06/01/42)	869	670,653
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	425	401,051
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	1,285	1,297,227
3.90%, 05/17/28 (Call 02/17/28)(b)	1,212	1,184,582
4.00%, 12/21/25 (Call 09/21/25)(b)	1,189	1,200,302
4.30%, 05/01/29 (Call 02/01/29)(a)(b)	779	772,373
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	1,214	1,098,722
3.65%, 12/01/23 (Call 09/01/23)	936	946,408
		21,942,187
Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	780	766,837
4.50%, 05/15/28 (Call 02/15/28)	360	365,637
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	838	717,859
2.69%, 05/25/31 (Call 02/25/31)	733	621,928
3.10%, 09/15/26 (Call 06/15/26)	445	432,204
4.00%, 05/17/25	405	406,665
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	95	87,282
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	425	404,340
1.57%, 01/15/26 (Call 12/15/25)	840	763,904
1.65%, 01/15/27 (Call 12/15/26)	580	518,524
4.88%, 07/15/26 (Call 07/15/22)(b)	1,420	1,396,421
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	45	45,001
CCL Industries Inc.
3.05%, 06/01/30 (Call 03/01/30)(b)	920	821,580
3.25%, 10/01/26 (Call 07/01/26)(a)(b)	395	382,159
Graphic Packaging International LLC
0.82%, 04/15/24 (Call 03/15/24)(b)	630	596,489
1.51%, 04/15/26 (Call 03/15/26)(b)	752	683,668
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	480	441,711
3.05%, 10/01/51 (Call 04/01/51)	580	429,746
3.40%, 12/15/27 (Call 09/15/27)(a)	576	563,821
3.65%, 09/15/24 (Call 06/15/24)	603	605,344
4.05%, 12/15/49 (Call 06/15/49)	589	519,391
Sealed Air Corp., 1.57%, 10/15/26 (Call 09/15/26)(b)	238	212,978
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(a)(b)	630	565,487
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	1,525	1,453,496
2.25%, 02/01/27 (Call 01/01/27)	1,195	1,103,455
2.85%, 02/01/32 (Call 11/01/31)	745	647,350
3.13%, 05/01/30 (Call 02/01/30)	515	464,954
WestRock MWV LLC
7.95%, 02/15/31(a)	330	405,191
8.20%, 01/15/30	31	37,860
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	725	716,609
3.00%, 06/15/33 (Call 03/15/33)	332	290,896
3.38%, 09/15/27 (Call 06/15/27)	569	554,355
3.75%, 03/15/25 (Call 01/15/25)	714	715,771
3.90%, 06/01/28 (Call 03/01/28)(a)	615	607,679
4.00%, 03/15/28 (Call 12/15/27)	488	483,671
4.20%, 06/01/32 (Call 03/01/32)	536	523,433
Security	Par (000)	Value
Packaging & Containers (continued)
4.65%, 03/15/26 (Call 01/15/26)	$779	$800,485
4.90%, 03/15/29 (Call 12/15/28)(a)	749	769,940
		21,924,121
Pharmaceuticals — 4.4%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	2,546	2,508,542
2.95%, 11/21/26 (Call 09/21/26)	2,620	2,546,518
3.20%, 05/14/26 (Call 02/14/26)	2,086	2,053,473
3.20%, 11/21/29 (Call 08/21/29)	1,840	1,729,669
3.60%, 05/14/25 (Call 02/14/25)	2,279	2,294,309
3.75%, 11/14/23 (Call 10/14/23)	868	880,582
3.80%, 03/15/25 (Call 12/15/24)	2,426	2,452,736
3.85%, 06/15/24 (Call 03/15/24)	1,869	1,891,526
4.05%, 11/21/39 (Call 05/21/39)	3,975	3,698,865
4.25%, 11/14/28 (Call 08/14/28)	1,207	1,224,176
4.25%, 11/21/49 (Call 05/21/49)	4,464	4,178,659
4.30%, 05/14/36 (Call 11/14/35)	1,013	991,386
4.40%, 11/06/42	2,394	2,281,948
4.45%, 05/14/46 (Call 11/14/45)	1,901	1,813,872
4.50%, 05/14/35 (Call 11/14/34)	2,814	2,829,719
4.55%, 03/15/35 (Call 09/15/34)	1,588	1,604,691
4.63%, 10/01/42 (Call 04/01/42)	385	372,213
4.70%, 05/14/45 (Call 11/14/44)	2,237	2,218,433
4.75%, 03/15/45 (Call 09/15/44)	753	743,257
4.85%, 06/15/44 (Call 12/15/43)	837	839,083
4.88%, 11/14/48 (Call 05/14/48)	1,485	1,504,714
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	475	419,584
2.80%, 05/15/30 (Call 02/15/30)(a)	1,080	973,689
3.25%, 03/01/25 (Call 12/01/24)	279	276,585
3.40%, 05/15/24 (Call 02/15/24)	575	575,508
3.45%, 12/15/27 (Call 09/15/27)	563	555,005
4.25%, 03/01/45 (Call 09/01/44)	550	496,063
4.30%, 12/15/47 (Call 06/15/47)	317	295,374
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 07/01/22)	1,304	1,248,470
1.20%, 05/28/26 (Call 04/28/26)	1,385	1,271,273
1.75%, 05/28/28 (Call 03/28/28)	980	885,530
2.25%, 05/28/31 (Call 02/28/31)	715	634,090
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	1,207	1,091,162
1.38%, 08/06/30 (Call 05/06/30)	1,417	1,183,213
2.13%, 08/06/50 (Call 02/06/50)(a)	820	564,841
3.00%, 05/28/51 (Call 11/28/50)	680	565,320
3.13%, 06/12/27 (Call 03/12/27)	450	441,452
3.38%, 11/16/25	1,735	1,744,317
3.50%, 08/17/23 (Call 07/17/23)	642	647,885
4.00%, 01/17/29 (Call 10/17/28)(a)	1,287	1,304,107
4.00%, 09/18/42	1,230	1,190,058
4.38%, 11/16/45	1,154	1,173,479
4.38%, 08/17/48 (Call 02/17/48)	926	944,333
6.45%, 09/15/37	1,530	1,919,675
Bayer Corp., 6.65%, 02/15/28(b)	164	179,444
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	802	795,683
3.88%, 12/15/23 (Call 11/15/23)(b)	1,406	1,417,353
3.95%, 04/15/45 (Call 10/15/44)(b)	483	391,960
4.20%, 07/15/34 (Call 01/15/34)(a)(b)	909	871,863
4.25%, 12/15/25 (Call 10/15/25)(a)(b)	1,702	1,716,942
4.38%, 12/15/28 (Call 09/15/28)(a)(b)	2,282	2,280,448

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
4.40%, 07/15/44 (Call 01/15/44)(b)	$777	$682,043
4.63%, 06/25/38 (Call 12/25/37)(a)(b)	1,012	954,805
4.65%, 11/15/43 (Call 05/15/43)(a)(b)	160	141,910
4.70%, 07/15/64 (Call 01/15/64)(b)	750	652,061
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	1,675	1,601,215
5.50%, 08/15/25(b)	348	356,778
5.50%, 07/30/35(a)(b)	50	51,941
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	1,413	1,401,580
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	912	754,406
2.82%, 05/20/30 (Call 02/20/30)(a)	766	687,893
3.36%, 06/06/24 (Call 04/06/24)(a)	625	626,848
3.70%, 06/06/27 (Call 03/06/27)	1,443	1,430,748
3.73%, 12/15/24 (Call 09/15/24)	1,018	1,026,099
3.79%, 05/20/50 (Call 11/20/49)	537	459,880
4.67%, 06/06/47 (Call 12/06/46)	1,272	1,240,837
4.69%, 12/15/44 (Call 06/15/44)	1,146	1,103,368
6.00%, 05/15/39(a)	185	201,784
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 07/01/22)	385	374,103
0.75%, 11/13/25 (Call 10/13/25)	1,004	925,516
1.13%, 11/13/27 (Call 09/13/27)(a)	1,273	1,133,407
1.45%, 11/13/30 (Call 08/13/30)	1,336	1,116,993
2.35%, 11/13/40 (Call 05/13/40)	963	737,371
2.55%, 11/13/50 (Call 05/13/50)(a)	1,285	946,181
2.90%, 07/26/24 (Call 06/26/24)	2,260	2,263,627
2.95%, 03/15/32 (Call 12/15/31)(a)	1,435	1,347,133
3.20%, 06/15/26 (Call 04/15/26)	1,431	1,430,026
3.25%, 11/01/23(a)	123	124,082
3.25%, 08/01/42	745	630,619
3.40%, 07/26/29 (Call 04/26/29)	1,136	1,120,729
3.55%, 03/15/42 (Call 09/15/41)	1,250	1,133,775
3.63%, 05/15/24 (Call 02/15/24)	429	434,893
3.70%, 03/15/52 (Call 09/15/51)	2,115	1,917,552
3.90%, 02/20/28 (Call 11/20/27)	1,228	1,246,214
3.90%, 03/15/62 (Call 09/15/61)	1,080	975,952
4.13%, 06/15/39 (Call 12/15/38)	1,405	1,381,756
4.25%, 10/26/49 (Call 04/26/49)	2,102	2,067,811
4.35%, 11/15/47 (Call 05/15/47)	1,224	1,220,659
4.50%, 03/01/44 (Call 09/01/43)(a)	200	199,897
4.55%, 02/20/48 (Call 08/20/47)	1,302	1,331,833
4.63%, 05/15/44 (Call 11/15/43)	875	896,104
5.00%, 08/15/45 (Call 02/15/45)(a)	530	572,527
5.88%, 11/15/36	164	183,138
6.80%, 11/15/26(a)	130	148,213
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	959	954,207
3.41%, 06/15/27 (Call 03/15/27)(a)	976	955,687
3.50%, 11/15/24 (Call 08/15/24)	564	566,152
3.75%, 09/15/25 (Call 06/15/25)	597	600,503
4.37%, 06/15/47 (Call 12/15/46)	532	474,249
4.50%, 11/15/44 (Call 05/15/44)	622	555,499
4.60%, 03/15/43	518	468,430
4.90%, 09/15/45 (Call 03/15/45)	489	462,523
Cigna Corp.
0.61%, 03/15/24 (Call 07/01/22)	473	452,609
1.25%, 03/15/26 (Call 02/15/26)	380	347,661
2.38%, 03/15/31 (Call 12/15/30)	1,115	971,145
2.40%, 03/15/30 (Call 12/15/29)	1,590	1,404,853
3.00%, 07/15/23 (Call 05/16/23)(a)	485	486,025
Security	Par (000)	Value
Pharmaceuticals (continued)
3.05%, 10/15/27 (Call 07/15/27)(a)	$1,354	$1,296,665
3.20%, 03/15/40 (Call 09/15/39)	1,044	860,607
3.25%, 04/15/25 (Call 01/15/25)	478	474,604
3.40%, 03/01/27 (Call 12/01/26)	1,125	1,103,702
3.40%, 03/15/50 (Call 09/15/49)	1,035	824,753
3.40%, 03/15/51 (Call 09/15/50)	1,015	811,064
3.50%, 06/15/24 (Call 03/17/24)	548	550,847
3.75%, 07/15/23 (Call 06/15/23)	891	899,929
3.88%, 10/15/47 (Call 04/15/47)	927	798,197
4.13%, 11/15/25 (Call 09/15/25)	1,681	1,709,937
4.38%, 10/15/28 (Call 07/15/28)	2,172	2,205,331
4.50%, 02/25/26 (Call 11/27/25)	1,592	1,635,020
4.80%, 08/15/38 (Call 02/15/38)	2,051	2,076,056
4.80%, 07/15/46 (Call 01/16/46)	1,564	1,551,209
4.90%, 12/15/48 (Call 06/15/48)	2,223	2,216,594
5.38%, 02/15/42 (Call 08/15/41)	70	72,280
6.13%, 11/15/41	369	415,785
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	1,609	1,423,396
1.75%, 08/21/30 (Call 05/21/30)	986	817,857
1.88%, 02/28/31 (Call 11/28/30)	1,110	921,445
2.13%, 09/15/31 (Call 06/15/31)	905	760,784
2.63%, 08/15/24 (Call 07/15/24)	1,129	1,116,908
2.70%, 08/21/40 (Call 02/21/40)	1,553	1,178,123
2.88%, 06/01/26 (Call 03/01/26)	974	944,337
3.00%, 08/15/26 (Call 06/15/26)(a)	1,091	1,065,002
3.25%, 08/15/29 (Call 05/15/29)	1,627	1,530,842
3.38%, 08/12/24 (Call 05/12/24)(a)	515	516,643
3.63%, 04/01/27 (Call 02/01/27)	864	860,407
3.75%, 04/01/30 (Call 01/01/30)	1,374	1,325,449
3.88%, 07/20/25 (Call 04/20/25)	1,111	1,122,134
4.00%, 12/05/23 (Call 09/05/23)(a)	120	121,638
4.10%, 03/25/25 (Call 01/25/25)(a)	852	868,293
4.13%, 04/01/40 (Call 10/01/39)	1,156	1,051,835
4.25%, 04/01/50 (Call 10/01/49)	730	661,440
4.30%, 03/25/28 (Call 12/25/27)	2,131	2,157,555
4.78%, 03/25/38 (Call 09/25/37)	4,326	4,304,373
4.88%, 07/20/35 (Call 01/20/35)	1,083	1,115,936
5.00%, 12/01/24 (Call 09/01/24)	503	521,269
5.05%, 03/25/48 (Call 09/25/47)	5,974	6,085,084
5.13%, 07/20/45 (Call 01/20/45)	3,228	3,284,563
5.30%, 12/05/43 (Call 06/05/43)	770	796,605
6.13%, 09/15/39(a)	478	539,843
6.25%, 06/01/27	454	497,080
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	2,518	1,822,168
2.50%, 09/15/60 (Call 03/15/60)	927	656,452
2.75%, 06/01/25 (Call 03/01/25)	777	772,030
3.10%, 05/15/27 (Call 02/15/27)	310	305,362
3.38%, 03/15/29 (Call 12/15/28)	1,090	1,079,857
3.70%, 03/01/45 (Call 09/01/44)	415	384,977
3.95%, 05/15/47 (Call 11/15/46)(a)	76	74,217
3.95%, 03/15/49 (Call 09/15/48)	50	49,746
4.15%, 03/15/59 (Call 09/15/58)	370	367,220
5.50%, 03/15/27	20	21,786
5.95%, 11/15/37	145	173,423
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	352	349,508
Evernorth Health Inc.
3.50%, 06/15/24 (Call 03/17/24)	350	350,708
4.50%, 02/25/26 (Call 11/27/25)	769	790,953

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	$823	$835,857
3.88%, 05/15/28	1,309	1,336,501
4.20%, 03/18/43	495	483,809
5.38%, 04/15/34	760	861,334
6.38%, 05/15/38	2,233	2,782,474
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)(a)	640	624,194
3.00%, 06/01/24 (Call 05/01/24)	966	968,120
3.38%, 06/01/29 (Call 03/01/29)(a)	679	667,144
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	1,317	1,223,810
0.95%, 09/01/27 (Call 07/01/27)	1,351	1,209,370
1.30%, 09/01/30 (Call 06/01/30)(a)	1,826	1,565,078
2.10%, 09/01/40 (Call 03/01/40)	798	605,408
2.25%, 09/01/50 (Call 03/01/50)	800	580,843
2.45%, 03/01/26 (Call 12/01/25)	1,728	1,696,194
2.45%, 09/01/60 (Call 03/01/60)	723	510,175
2.63%, 01/15/25 (Call 11/15/24)(a)	733	729,574
2.90%, 01/15/28 (Call 10/15/27)	990	970,002
2.95%, 03/03/27 (Call 12/03/26)(a)	958	952,372
3.38%, 12/05/23	357	360,791
3.40%, 01/15/38 (Call 07/15/37)	781	728,655
3.50%, 01/15/48 (Call 07/15/47)	593	542,263
3.55%, 03/01/36 (Call 09/01/35)	971	941,234
3.63%, 03/03/37 (Call 09/03/36)	627	614,404
3.70%, 03/01/46 (Call 09/01/45)	1,591	1,507,486
3.75%, 03/03/47 (Call 09/03/46)	743	710,256
4.38%, 12/05/33 (Call 06/05/33)	1,052	1,121,775
4.50%, 09/01/40	505	525,525
4.50%, 12/05/43 (Call 06/05/43)	415	428,039
4.85%, 05/15/41	270	290,566
4.95%, 05/15/33(a)	481	539,282
5.85%, 07/15/38	856	1,019,897
5.95%, 08/15/37	787	969,327
6.73%, 11/15/23(a)	315	333,193
6.95%, 09/01/29(a)	295	366,530
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	796	724,743
1.30%, 08/15/26 (Call 07/15/26)	900	811,252
3.80%, 03/15/24 (Call 12/15/23)(a)	672	678,433
3.95%, 02/16/28 (Call 11/16/27)(a)	402	398,101
4.88%, 03/15/44 (Call 09/15/43)	392	400,972
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	633	646,104
4.60%, 06/01/44 (Call 12/01/43)	500	501,556
5.90%, 11/01/39(a)	225	258,907
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	1,123	1,030,528
1.45%, 06/24/30 (Call 03/24/30)	1,145	971,501
1.70%, 06/10/27 (Call 05/10/27)	907	840,039
1.90%, 12/10/28 (Call 10/10/28)	1,040	948,523
2.15%, 12/10/31 (Call 09/10/31)	1,235	1,094,543
2.35%, 06/24/40 (Call 12/24/39)(a)	983	770,887
2.45%, 06/24/50 (Call 12/24/49)	1,166	856,650
2.75%, 02/10/25 (Call 11/10/24)(a)	2,518	2,511,873
2.75%, 12/10/51 (Call 06/10/51)(a)	1,485	1,147,053
2.90%, 03/07/24 (Call 02/07/24)(a)	1,191	1,194,322
2.90%, 12/10/61 (Call 06/10/61)	1,280	970,893
3.40%, 03/07/29 (Call 12/07/28)	1,288	1,269,531
Security	Par (000)	Value
Pharmaceuticals (continued)
3.60%, 09/15/42 (Call 03/15/42)	$472	$430,471
3.70%, 02/10/45 (Call 08/10/44)	1,686	1,547,093
3.90%, 03/07/39 (Call 09/07/38)	821	801,910
4.00%, 03/07/49 (Call 09/07/48)	1,349	1,313,203
4.15%, 05/18/43	1,094	1,075,814
6.50%, 12/01/33	805	1,002,526
6.55%, 09/15/37	115	145,188
Merck Sharp & Dohme Corp.
5.75%, 11/15/36(a)	118	138,574
5.95%, 12/01/28	645	730,681
6.40%, 03/01/28	205	233,102
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	377	379,517
4.55%, 04/15/28 (Call 01/15/28)	604	592,396
5.20%, 04/15/48 (Call 10/15/47)	458	399,879
5.40%, 11/29/43 (Call 05/29/43)(a)	439	397,660
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)(a)	889	866,259
2.00%, 02/14/27 (Call 12/14/26)	967	915,909
2.20%, 08/14/30 (Call 05/14/30)	1,479	1,331,509
2.75%, 08/14/50 (Call 02/14/50)(a)	1,491	1,191,804
3.00%, 11/20/25 (Call 08/20/25)(a)	1,606	1,609,997
3.10%, 05/17/27 (Call 02/17/27)	990	982,495
3.40%, 05/06/24	1,332	1,349,892
3.70%, 09/21/42	808	756,546
4.00%, 11/20/45 (Call 05/20/45)	193	187,611
4.40%, 05/06/44	1,167	1,199,585
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	1,439	1,354,034
1.70%, 05/28/30 (Call 02/28/30)	730	632,607
1.75%, 08/18/31 (Call 05/18/31)	820	699,858
2.55%, 05/28/40 (Call 11/28/39)	886	722,852
2.63%, 04/01/30 (Call 01/01/30)	1,031	959,213
2.70%, 05/28/50 (Call 11/28/49)(a)	1,070	843,078
2.75%, 06/03/26(a)	575	565,087
2.95%, 03/15/24 (Call 02/15/24)	547	549,196
3.00%, 06/15/23	751	755,697
3.00%, 12/15/26	1,472	1,458,343
3.20%, 09/15/23 (Call 08/15/23)(a)	745	751,239
3.40%, 05/15/24(a)	1,197	1,213,380
3.45%, 03/15/29 (Call 12/15/28)	1,253	1,239,574
3.60%, 09/15/28 (Call 06/15/28)	1,118	1,129,264
3.90%, 03/15/39 (Call 09/15/38)	735	714,689
4.00%, 12/15/36	264	266,475
4.00%, 03/15/49 (Call 09/15/48)	1,024	993,314
4.10%, 09/15/38 (Call 03/15/38)	673	669,088
4.13%, 12/15/46	1,079	1,061,591
4.20%, 09/15/48 (Call 03/15/48)	903	908,245
4.30%, 06/15/43	896	897,911
4.40%, 05/15/44	798	813,700
5.60%, 09/15/40	657	759,168
7.20%, 03/15/39	1,357	1,838,743
Sanofi
3.38%, 06/19/23 (Call 05/19/23)(a)	441	445,044
3.63%, 06/19/28 (Call 03/19/28)	1,051	1,057,925
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	688	685,671
3.20%, 09/23/26 (Call 06/23/26)	2,616	2,558,035
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	2,350	2,013,601

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
3.03%, 07/09/40 (Call 01/09/40)	$1,635	$1,319,326
3.18%, 07/09/50 (Call 01/09/50)(a)	1,415	1,092,202
3.38%, 07/09/60 (Call 01/09/60)	856	645,406
4.40%, 11/26/23 (Call 10/26/23)	335	340,861
5.00%, 11/26/28 (Call 08/26/28)	573	598,790
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	1,471	1,437,187
5.25%, 06/15/46 (Call 12/15/45)	896	797,911
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	1,095	1,009,625
2.30%, 06/22/27 (Call 04/22/27)	1,255	1,120,975
2.70%, 06/22/30 (Call 03/22/30)	1,413	1,181,528
3.85%, 06/22/40 (Call 12/22/39)	1,581	1,229,828
4.00%, 06/22/50 (Call 12/22/49)	1,843	1,375,575
Wyeth LLC
5.95%, 04/01/37	1,821	2,190,231
6.00%, 02/15/36	855	1,019,933
6.45%, 02/01/24	559	590,060
6.50%, 02/01/34	1,025	1,253,896
Zeneca Wilmington Inc., 7.00%, 11/15/23	256	271,518
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	424	365,892
3.00%, 09/12/27 (Call 06/12/27)	961	924,946
3.00%, 05/15/50 (Call 11/15/49)(a)	586	458,662
3.90%, 08/20/28 (Call 05/20/28)	518	516,219
3.95%, 09/12/47 (Call 03/12/47)	652	598,471
4.45%, 08/20/48 (Call 02/20/48)	344	339,143
4.50%, 11/13/25 (Call 08/13/25)	1,145	1,179,143
4.70%, 02/01/43 (Call 08/01/42)	741	743,928
		297,302,147
Pipelines — 3.2%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(b)	310	303,413
4.60%, 11/02/47(a)(b)	1,830	1,785,165
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)(a)	265	235,332
3.60%, 09/01/32 (Call 06/01/32)	690	610,370
4.45%, 07/15/27 (Call 04/15/27)	418	414,631
4.80%, 05/03/29 (Call 02/03/29)(a)	725	717,265
4.95%, 12/15/24 (Call 09/15/24)	985	1,005,347
5.95%, 06/01/26 (Call 03/01/26)(a)	686	721,938
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(a)(b)	440	398,661
3.30%, 01/15/35 (Call 09/15/34)(a)(b)	475	424,569
3.40%, 01/15/38 (Call 07/15/37)(b)	630	552,489
3.70%, 01/15/39 (Call 07/15/38)(b)	915	804,027
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	525	430,993
3.70%, 11/15/29 (Call 05/18/29)	1,416	1,338,101
5.13%, 06/30/27 (Call 01/01/27)	1,559	1,606,264
5.88%, 03/31/25 (Call 10/02/24)	1,776	1,847,493
7.00%, 06/30/24 (Call 01/01/24)	1,170	1,228,148
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	852	795,500
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)(b)	235	234,923
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	640	569,073
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	291	291,668
Security	Par (000)	Value
Pipelines (continued)
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	$1,027	$1,053,133
5.80%, 06/01/45 (Call 12/01/44)	520	557,531
DT Midstream Inc., 4.30%, 04/15/32 (Call 01/15/32)(b)	1,120	1,069,189
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)(b)	494	446,154
3.90%, 11/15/49 (Call 05/15/49)(b)	376	312,028
4.60%, 12/15/44 (Call 06/15/44)(b)	424	387,696
4.80%, 11/01/43 (Call 05/01/43)(b)	487	468,099
EIG Pearl Holdings Sarl, 3.55%, 08/31/36(b)	200	176,750
El Paso Natural Gas Co. LLC
3.50%, 02/15/32 (Call 11/15/31)(b)	275	247,597
8.38%, 06/15/32(a)	490	604,786
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	944	978,737
5.88%, 10/15/25 (Call 07/15/25)	564	596,121
7.38%, 10/15/45 (Call 04/15/45)	767	962,838
Series B, 7.50%, 04/15/38(a)	185	226,345
Enbridge Inc.
0.55%, 10/04/23	100	96,756
1.60%, 10/04/26 (Call 09/04/26)	417	379,061
2.15%, 02/16/24	155	151,946
2.50%, 01/15/25 (Call 12/15/24)	419	406,606
2.50%, 02/14/25	383	372,224
2.50%, 08/01/33 (Call 05/01/33)(a)	1,010	845,303
3.13%, 11/15/29 (Call 08/15/29)(a)	1,070	992,264
3.40%, 08/01/51 (Call 02/01/51)	465	366,743
3.50%, 06/10/24 (Call 03/10/24)	783	784,867
3.70%, 07/15/27 (Call 04/15/27)(a)	860	843,934
4.00%, 10/01/23 (Call 07/01/23)	966	976,371
4.00%, 11/15/49 (Call 05/15/49)	385	335,694
4.25%, 12/01/26 (Call 09/01/26)	589	594,924
4.50%, 06/10/44 (Call 12/10/43)	419	386,800
5.50%, 12/01/46 (Call 06/01/46)	397	427,667
5.50%, 07/15/77 (Call 07/15/27), (3 mo. LIBOR US + 3.418%)(a)(c)	870	784,424
6.25%, 03/01/78 (Call 03/01/28), (3 mo. LIBOR US + 3.641%)(c)	657	634,468
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27)(a)(c)	737	717,392
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30)(c)	498	472,926
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	844	822,315
3.75%, 05/15/30 (Call 02/15/30)(a)	961	893,614
3.90%, 05/15/24 (Call 02/15/24)(a)	553	552,560
3.90%, 07/15/26 (Call 04/15/26)(a)	559	548,145
4.00%, 10/01/27 (Call 07/01/27)	679	659,033
4.05%, 03/15/25 (Call 12/15/24)	618	619,352
4.15%, 09/15/29 (Call 06/15/29)	418	398,003
4.20%, 04/15/27 (Call 01/15/27)	307	302,356
4.25%, 04/01/24 (Call 01/01/24)(a)	962	968,527
4.40%, 03/15/27 (Call 12/15/26)(a)	717	712,176
4.50%, 04/15/24 (Call 03/15/24)(a)	713	722,814
4.75%, 01/15/26 (Call 10/15/25)	649	659,342
4.90%, 02/01/24 (Call 11/01/23)	241	244,464
4.90%, 03/15/35 (Call 09/15/34)	423	398,166
4.95%, 05/15/28 (Call 02/15/28)(a)	487	489,264
4.95%, 06/15/28 (Call 03/15/28)(a)	690	699,743
4.95%, 01/15/43 (Call 07/15/42)	352	307,417
5.00%, 05/15/44 (Call 11/15/43)	220	193,754
5.00%, 05/15/50 (Call 11/15/49)	1,575	1,417,563

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
5.15%, 02/01/43 (Call 08/01/42)	$361	$322,036
5.15%, 03/15/45 (Call 09/15/44)	572	512,598
5.25%, 04/15/29 (Call 01/15/29)	1,234	1,262,784
5.30%, 04/01/44 (Call 10/01/43)	558	510,592
5.30%, 04/15/47 (Call 10/15/46)	605	553,210
5.35%, 05/15/45 (Call 11/15/44)	796	729,171
5.40%, 10/01/47 (Call 04/01/47)(a)	1,341	1,234,359
5.50%, 06/01/27 (Call 03/01/27)	882	914,168
5.88%, 01/15/24 (Call 10/15/23)	1,034	1,064,776
5.95%, 12/01/25 (Call 09/01/25)	606	641,273
5.95%, 10/01/43 (Call 04/01/43)	482	472,774
6.00%, 06/15/48 (Call 12/15/47)	820	810,710
6.05%, 06/01/41 (Call 12/01/40)(a)	567	572,716
6.10%, 02/15/42	537	527,451
6.13%, 12/15/45 (Call 06/15/45)	807	806,791
6.25%, 04/15/49 (Call 10/15/48)	1,720	1,754,955
6.50%, 02/01/42 (Call 08/01/41)	775	806,810
6.63%, 10/15/36	555	588,696
6.85%, 02/15/40(a)	420	431,133
7.50%, 07/01/38	710	803,965
7.60%, 02/01/24 (Call 11/01/23)(a)	125	130,909
8.25%, 11/15/29 (Call 08/15/29)	359	425,692
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	380	374,694
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	493	498,971
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	560	565,819
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	948	863,993
3.13%, 07/31/29 (Call 04/30/29)	954	894,101
3.20%, 02/15/52 (Call 08/15/51)	759	573,055
3.30%, 02/15/53 (Call 08/15/52)	867	658,168
3.70%, 02/15/26 (Call 11/15/25)	775	776,346
3.70%, 01/31/51 (Call 07/31/50)	791	648,097
3.75%, 02/15/25 (Call 11/15/24)	852	854,579
3.90%, 02/15/24 (Call 11/15/23)	977	988,228
3.95%, 02/15/27 (Call 11/15/26)(a)	665	666,479
3.95%, 01/31/60 (Call 07/31/59)	716	586,973
4.15%, 10/16/28 (Call 07/16/28)(a)	717	720,441
4.20%, 01/31/50 (Call 07/31/49)	1,014	894,428
4.25%, 02/15/48 (Call 08/15/47)	807	728,350
4.45%, 02/15/43 (Call 08/15/42)	679	626,062
4.80%, 02/01/49 (Call 08/01/48)	1,065	1,020,653
4.85%, 08/15/42 (Call 02/15/42)	555	535,462
4.85%, 03/15/44 (Call 09/15/43)	1,146	1,112,547
4.90%, 05/15/46 (Call 11/15/45)	905	869,501
4.95%, 10/15/54 (Call 04/15/54)	362	350,320
5.10%, 02/15/45 (Call 08/15/44)	1,056	1,039,563
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(c)	513	437,950
5.70%, 02/15/42	697	731,737
5.95%, 02/01/41	855	929,580
6.13%, 10/15/39	607	666,772
6.45%, 09/01/40(a)	555	628,041
7.55%, 04/15/38	500	617,828
Series D, 6.88%, 03/01/33	662	787,064
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(c)	806	699,661
Series H, 6.65%, 10/15/34	575	669,851
Series J, 5.75%, 03/01/35	246	262,226
Security	Par (000)	Value
Pipelines (continued)
Flex Intermediate Holdco LLC
3.36%, 06/30/31 (Call 12/30/30)(b)	$460	$401,386
4.32%, 12/30/39 (Call 06/30/39)(b)	175	145,661
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	434	415,460
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(a)(b)	645	540,402
2.55%, 07/01/30 (Call 04/01/30)(b)	900	786,825
4.35%, 07/15/25 (Call 04/15/25)(b)	640	653,654
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	178	168,492
2.16%, 03/31/34(b)	1,605	1,405,142
2.94%, 09/30/40(b)	39	33,219
3.25%, 09/30/40(b)	165	136,121
GNL Quintero SA, 4.63%, 07/31/29(b)	357	346,214
Gray Oak Pipeline LLC
2.00%, 09/15/23(b)	128	125,542
2.60%, 10/15/25 (Call 09/15/25)(b)	452	427,687
3.45%, 10/15/27 (Call 08/15/27)(a)(b)	795	746,915
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	125	127,716
5.95%, 10/15/45 (Call 04/15/45)(b)	150	155,163
6.19%, 11/01/25(b)	325	347,831
KazTransGas JSC, 4.38%, 09/26/27(b)	220	198,792
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	352	353,176
4.15%, 02/01/24 (Call 11/01/23)	717	724,784
4.25%, 09/01/24 (Call 06/01/24)	894	907,684
4.30%, 05/01/24 (Call 02/01/24)	795	806,634
4.70%, 11/01/42 (Call 05/01/42)	422	379,307
5.00%, 08/15/42 (Call 02/15/42)	448	419,199
5.00%, 03/01/43 (Call 09/01/42)	690	644,066
5.40%, 09/01/44 (Call 03/01/44)	545	529,610
5.50%, 03/01/44 (Call 09/01/43)	533	504,861
5.63%, 09/01/41	484	477,774
5.80%, 03/15/35	590	621,573
6.38%, 03/01/41	585	620,188
6.50%, 02/01/37	533	583,249
6.50%, 09/01/39	605	657,772
6.55%, 09/15/40	422	459,245
6.95%, 01/15/38	955	1,088,888
7.30%, 08/15/33	575	666,984
7.40%, 03/15/31	324	375,729
7.50%, 11/15/40	471	554,585
7.75%, 03/15/32	372	449,613
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)(a)	370	337,962
2.00%, 02/15/31 (Call 11/15/30)(a)	672	556,999
3.25%, 08/01/50 (Call 02/01/50)	445	327,742
3.60%, 02/15/51 (Call 08/15/50)(a)	706	549,146
4.30%, 06/01/25 (Call 03/01/25)	1,055	1,069,519
4.30%, 03/01/28 (Call 12/01/27)	832	833,712
5.05%, 02/15/46 (Call 08/15/45)	926	873,470
5.20%, 03/01/48 (Call 09/01/47)	541	521,343
5.30%, 12/01/34 (Call 06/01/34)	392	401,717
5.55%, 06/01/45 (Call 12/01/44)	1,213	1,221,169
5.63%, 11/15/23 (Call 08/15/23)(b)	664	680,870
7.75%, 01/15/32	756	904,864
7.80%, 08/01/31(a)	598	721,524
Magellan Midstream Partners LP 3.20%, 03/15/25 (Call 12/15/24)	165	161,853

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
3.25%, 06/01/30 (Call 03/01/30)	$605	$555,327
3.95%, 03/01/50 (Call 09/01/49)	565	474,109
4.20%, 12/01/42 (Call 06/01/42)(a)	136	112,621
4.20%, 03/15/45 (Call 09/15/44)	430	347,431
4.20%, 10/03/47 (Call 04/03/47)	362	311,827
4.25%, 09/15/46 (Call 03/15/46)(a)	430	373,892
4.85%, 02/01/49 (Call 08/01/48)	455	428,643
5.00%, 03/01/26 (Call 12/01/25)	683	708,580
5.15%, 10/15/43 (Call 04/15/43)	591	579,171
6.40%, 05/01/37(a)	325	364,128
Midwest Connector Capital Co. LLC
3.90%, 04/01/24 (Call 03/01/24)(b)	696	691,668
4.63%, 04/01/29 (Call 01/01/29)(b)	710	683,871
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,398	1,278,660
2.65%, 08/15/30 (Call 05/15/30)	1,150	998,601
4.00%, 02/15/25 (Call 11/15/24)	620	618,581
4.00%, 03/15/28 (Call 12/15/27)	1,107	1,081,888
4.13%, 03/01/27 (Call 12/01/26)	1,212	1,200,179
4.25%, 12/01/27 (Call 09/01/27)	547	541,599
4.50%, 07/15/23 (Call 04/15/23)	732	740,683
4.50%, 04/15/38 (Call 10/15/37)	1,222	1,132,302
4.70%, 04/15/48 (Call 10/15/47)	1,310	1,168,624
4.80%, 02/15/29 (Call 11/15/28)	841	852,667
4.88%, 12/01/24 (Call 09/01/24)	851	870,716
4.88%, 06/01/25 (Call 03/01/25)	1,005	1,023,876
4.90%, 04/15/58 (Call 10/15/57)	613	533,313
4.95%, 03/14/52 (Call 09/14/51)	1,285	1,183,556
5.20%, 03/01/47 (Call 09/01/46)(a)	811	770,636
5.20%, 12/01/47 (Call 06/01/47)	801	750,530
5.50%, 02/15/49 (Call 08/15/48)	1,325	1,321,044
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(a)(b)	135	117,412
4.88%, 08/15/27 (Call 02/15/27)(a)(b)	912	920,910
7.77%, 12/15/37(b)	710	817,069
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)(b)	290	221,997
4.10%, 09/15/42 (Call 03/15/42)(b)	330	287,205
4.30%, 01/15/49 (Call 07/15/48)(a)(b)	455	405,992
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	510	506,115
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	445	418,399
2.75%, 09/01/24 (Call 08/01/24)	753	736,446
3.10%, 03/15/30 (Call 12/15/29)	625	556,793
3.40%, 09/01/29 (Call 06/01/29)	591	539,794
4.00%, 07/13/27 (Call 04/13/27)	530	520,884
4.35%, 03/15/29 (Call 12/15/28)	329	320,099
4.45%, 09/01/49 (Call 03/01/49)	635	536,810
4.50%, 03/15/50 (Call 09/15/49)(a)	325	273,948
4.55%, 07/15/28 (Call 04/15/28)	804	799,864
4.95%, 07/13/47 (Call 01/06/47)	344	309,446
5.20%, 07/15/48 (Call 01/15/48)(a)	669	631,193
5.85%, 01/15/26 (Call 12/15/25)	485	510,609
6.00%, 06/15/35	540	550,130
6.35%, 01/15/31 (Call 10/15/30)	221	240,715
7.15%, 01/15/51 (Call 07/15/50)	399	447,805
7.50%, 09/01/23 (Call 06/01/23)	115	120,258
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)(a)	152	155,213
5.00%, 09/15/23 (Call 06/15/23)	656	667,022
Security	Par (000)	Value
Pipelines (continued)
6.13%, 02/01/41 (Call 08/01/40)	$804	$808,607
6.20%, 09/15/43 (Call 03/15/43)	385	385,439
6.65%, 10/01/36	444	471,219
6.85%, 10/15/37	570	613,990
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	356	403,992
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(a)	862	797,397
3.60%, 11/01/24 (Call 08/01/24)	610	606,972
3.80%, 09/15/30 (Call 06/15/30)	630	580,886
3.85%, 10/15/23 (Call 07/15/23)	803	805,694
4.30%, 01/31/43 (Call 07/31/42)(a)	595	476,795
4.50%, 12/15/26 (Call 09/15/26)	515	518,103
4.65%, 10/15/25 (Call 07/15/25)	1,042	1,054,840
4.70%, 06/15/44 (Call 12/15/43)	440	370,217
4.90%, 02/15/45 (Call 08/15/44)	614	529,878
5.15%, 06/01/42 (Call 12/01/41)	585	516,333
6.65%, 01/15/37	665	695,372
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(a)(b)	470	471,984
4.68%, 05/01/38 (Call 11/01/37)(a)(b)	374	369,834
4.83%, 05/01/48 (Call 11/01/47)(a)(b)	479	461,589
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,346	1,330,371
4.50%, 05/15/30 (Call 11/15/29)(a)	1,541	1,535,753
5.00%, 03/15/27 (Call 09/15/26)	918	946,315
5.63%, 03/01/25 (Call 12/01/24)	1,709	1,775,617
5.75%, 05/15/24 (Call 02/15/24)	2,122	2,192,080
5.88%, 06/30/26 (Call 12/31/25)	1,468	1,550,463
Southern Natural Gas Co. LLC
4.80%, 03/15/47 (Call 09/15/46)(a)(b)	558	514,885
8.00%, 03/01/32(a)	347	421,264
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	615	599,529
3.50%, 03/15/25 (Call 12/15/24)	655	649,980
4.50%, 03/15/45 (Call 09/15/44)	689	632,984
4.75%, 03/15/24 (Call 12/15/23)	471	480,937
5.95%, 09/25/43 (Call 03/25/43)	588	641,450
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	705	667,570
4.95%, 04/15/52 (Call 10/15/51)	680	622,628
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	822	750,075
4.88%, 02/01/31 (Call 02/01/26)	1,146	1,098,648
5.00%, 01/15/28 (Call 01/15/23)(a)	303	296,728
5.50%, 03/01/30 (Call 03/01/25)	139	138,572
6.50%, 07/15/27 (Call 07/15/22)	128	132,800
6.88%, 01/15/29 (Call 01/15/24)(a)	170	178,728
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	811	811,371
4.38%, 03/13/25 (Call 12/13/24)	698	707,297
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(a)(b)	1,026	916,197
7.00%, 03/15/27	230	255,379
7.00%, 10/15/28	513	580,998
7.63%, 04/01/37	280	329,839
Texas Eastern Transmission LP
3.50%, 01/15/28 (Call 10/15/27)(b)	790	759,145
4.15%, 01/15/48 (Call 07/15/47)(a)(b)	435	371,315
7.00%, 07/15/32	419	483,695

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)(a)	$330	$312,001
2.50%, 10/12/31 (Call 07/12/31)	990	852,952
3.75%, 10/16/23 (Call 07/16/23)	741	746,793
4.10%, 04/15/30 (Call 01/15/30)	1,006	992,959
4.25%, 05/15/28 (Call 02/15/28)	1,010	1,016,456
4.63%, 03/01/34 (Call 12/01/33)	341	343,799
4.75%, 05/15/38 (Call 11/15/37)	365	362,305
4.88%, 01/15/26 (Call 10/15/25)	1,248	1,287,871
4.88%, 05/15/48 (Call 11/15/47)	482	486,868
5.00%, 10/16/43 (Call 04/16/43)	608	610,089
5.10%, 03/15/49 (Call 09/15/48)	889	930,016
5.60%, 03/31/34	530	563,289
5.85%, 03/15/36	754	822,099
6.10%, 06/01/40	955	1,076,275
6.20%, 10/15/37	840	956,063
7.25%, 08/15/38	1,155	1,430,956
7.63%, 01/15/39	925	1,196,229
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27), (3 mo. LIBOR US + 3.208%)(c)	1,377	1,270,558
5.50%, 09/15/79 (Call 09/15/29), (SOFR + 4.416%)(c)	1,014	952,904
5.60%, 03/07/82 (Call 12/07/31)(c)	335	319,506
5.63%, 05/20/75 (Call 05/20/25)(c)	415	400,614
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(a)(c)	526	506,157
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	851	787,666
3.95%, 05/15/50 (Call 11/15/49)	350	298,446
4.00%, 03/15/28 (Call 12/15/27)	883	871,256
4.45%, 08/01/42 (Call 02/01/42)(a)	451	416,263
4.60%, 03/15/48 (Call 09/15/47)	486	453,497
5.40%, 08/15/41 (Call 02/15/41)(a)	400	411,686
7.85%, 02/01/26 (Call 11/01/25)	805	904,271
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(b)	190	185,968
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	839	841,807
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	715	619,768
3.50%, 11/15/30 (Call 08/15/30)	952	885,164
3.50%, 10/15/51 (Call 04/15/51)	295	227,444
3.75%, 06/15/27 (Call 03/15/27)	957	938,489
3.90%, 01/15/25 (Call 10/15/24)	1,116	1,117,900
4.00%, 09/15/25 (Call 06/15/25)	867	869,925
4.30%, 03/04/24 (Call 12/04/23)	945	959,041
4.50%, 11/15/23 (Call 08/15/23)(a)	662	672,530
4.55%, 06/24/24 (Call 03/24/24)	667	678,005
4.85%, 03/01/48 (Call 09/01/47)	676	644,192
4.90%, 01/15/45 (Call 07/15/44)	632	592,394
5.10%, 09/15/45 (Call 03/15/45)	1,044	1,013,717
5.40%, 03/04/44 (Call 09/04/43)	708	705,818
5.75%, 06/24/44 (Call 12/24/43)(a)	735	764,911
5.80%, 11/15/43 (Call 05/15/43)	315	327,543
6.30%, 04/15/40	492	543,115
7.75%, 06/15/31	197	234,150
8.75%, 03/15/32(a)	608	781,739
Series A, 7.50%, 01/15/31	427	503,810
		216,195,373
Security	Par (000)	Value
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(a)(b)	$864	$758,318
4.40%, 05/27/26 (Call 02/27/26)(a)(b)	465	467,802
4.87%, 02/15/29 (Call 11/15/28)(b)	1,005	1,024,330
5.00%, 03/15/48 (Call 09/15/47)(b)	380	383,398
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	115	117,972
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	459	430,438
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	658	661,276
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	748	736,020
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	973	933,239
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(b)	518	418,409
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	845	665,414
KKR Group Finance Co. X LLC, 3.25%, 12/15/51 (Call 06/15/51)(b)	90	68,050
		6,664,666
Real Estate — 0.1%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	734	740,345
7.38%, 03/01/33(a)	200	229,038
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	683	574,707
4.88%, 03/01/26 (Call 12/01/25)	706	721,298
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(b)	230	190,808
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	457	372,680
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	869	846,067
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32 (Call 10/21/31)(b)	75	66,563
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(a)(b)	575	501,762
3.88%, 03/20/27 (Call 12/20/26)(b)	675	669,569
4.13%, 02/01/29 (Call 11/01/28)(a)(b)	1,095	1,095,567
Vonovia Finance BV, 5.00%, 10/02/23(b)	25	25,324
		6,033,728
Real Estate Investment Trusts — 3.6%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)(a)	440	388,093
2.60%, 06/15/33 (Call 03/15/33)(a)	350	288,588
2.90%, 10/01/30 (Call 07/01/30)	160	141,249
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	921	729,006
2.00%, 05/18/32 (Call 02/18/32)(a)	675	550,088
2.75%, 12/15/29 (Call 09/15/29)	570	513,109
2.95%, 03/15/34 (Call 12/15/33)	760	664,191
3.00%, 05/18/51 (Call 11/18/50)	767	549,116
3.38%, 08/15/31 (Call 05/15/31)	787	728,055
3.45%, 04/30/25 (Call 02/28/25)(a)	411	409,547
3.55%, 03/15/52 (Call 09/15/51)	865	685,876
3.80%, 04/15/26 (Call 02/15/26)	486	482,151
3.95%, 01/15/27 (Call 10/15/26)	295	295,977
3.95%, 01/15/28 (Call 10/15/27)	220	218,545
4.00%, 02/01/50 (Call 08/01/49)	683	591,681
4.30%, 01/15/26 (Call 10/15/25)	420	425,154

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.50%, 07/30/29 (Call 04/30/29)	$617	$618,937
4.70%, 07/01/30 (Call 04/01/30)	371	376,818
4.85%, 04/15/49 (Call 10/15/48)	159	156,262
4.90%, 12/15/30 (Call 09/15/30)	407	420,777
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	555	491,004
American Campus Communities Operating Partnership LP
2.25%, 01/15/29 (Call 11/15/28)(a)	810	759,406
2.85%, 02/01/30 (Call 11/01/29)	565	542,740
3.30%, 07/15/26 (Call 05/15/26)	265	261,421
3.63%, 11/15/27 (Call 08/15/27)	296	295,382
3.88%, 01/30/31 (Call 10/30/30)	382	383,448
4.13%, 07/01/24 (Call 04/01/24)	487	493,655
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)(a)	671	554,843
3.38%, 07/15/51 (Call 01/15/51)	395	287,631
3.63%, 04/15/32 (Call 01/15/32)	950	866,672
4.25%, 02/15/28 (Call 11/15/27)	595	583,153
4.90%, 02/15/29 (Call 11/15/28)	562	567,386
American Tower Corp.
0.60%, 01/15/24	423	405,882
1.30%, 09/15/25 (Call 08/15/25)	514	473,427
1.45%, 09/15/26 (Call 08/15/26)	775	691,883
1.50%, 01/31/28 (Call 11/30/27)	275	235,125
1.60%, 04/15/26 (Call 03/15/26)(a)	695	633,933
1.88%, 10/15/30 (Call 07/15/30)	499	399,542
2.10%, 06/15/30 (Call 03/15/30)	778	639,211
2.30%, 09/15/31 (Call 06/15/31)	610	498,765
2.40%, 03/15/25 (Call 02/15/25)	546	525,869
2.70%, 04/15/31 (Call 01/15/31)	974	826,306
2.75%, 01/15/27 (Call 11/15/26)	725	676,652
2.90%, 01/15/30 (Call 10/15/29)	762	669,445
2.95%, 01/15/25 (Call 12/15/24)	741	727,406
2.95%, 01/15/51 (Call 07/15/50)	916	643,688
3.00%, 06/15/23	458	458,343
3.10%, 06/15/50 (Call 12/15/49)	895	645,873
3.13%, 01/15/27 (Call 10/15/26)	638	607,119
3.38%, 05/15/24 (Call 04/15/24)	674	673,095
3.38%, 10/15/26 (Call 07/15/26)	868	840,185
3.55%, 07/15/27 (Call 04/15/27)	702	673,762
3.60%, 01/15/28 (Call 10/15/27)	982	934,501
3.65%, 03/15/27 (Call 02/15/27)	270	262,576
3.70%, 10/15/49 (Call 04/15/49)	903	719,288
3.80%, 08/15/29 (Call 05/15/29)	1,536	1,447,909
3.95%, 03/15/29 (Call 12/15/28)	338	321,887
4.00%, 06/01/25 (Call 03/01/25)	635	637,968
4.05%, 03/15/32 (Call 12/15/31)	245	230,765
4.40%, 02/15/26 (Call 11/15/25)	472	477,781
5.00%, 02/15/24	569	584,100
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)(a)	325	289,602
2.05%, 01/15/32 (Call 10/15/31)(a)	680	582,849
2.30%, 03/01/30 (Call 12/01/29)	655	582,361
2.45%, 01/15/31 (Call 10/17/30)	425	378,528
2.90%, 10/15/26 (Call 07/15/26)	605	582,144
2.95%, 05/11/26 (Call 02/11/26)	368	358,324
3.20%, 01/15/28 (Call 10/15/27)	126	121,524
3.30%, 06/01/29 (Call 03/01/29)	648	620,015
3.35%, 05/15/27 (Call 02/15/27)	252	246,135
3.45%, 06/01/25 (Call 03/03/25)	365	363,450
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.50%, 11/15/24 (Call 08/15/24)	$429	$431,525
3.50%, 11/15/25 (Call 08/15/25)(a)	140	139,096
3.90%, 10/15/46 (Call 04/15/46)	487	445,236
4.15%, 07/01/47 (Call 01/01/47)	284	267,378
4.20%, 12/15/23 (Call 09/16/23)	376	380,995
4.35%, 04/15/48 (Call 10/18/47)	207	201,494
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	697	558,989
2.55%, 04/01/32 (Call 01/01/32)	871	723,173
2.75%, 10/01/26 (Call 07/01/26)	571	540,262
2.90%, 03/15/30 (Call 12/15/29)	840	745,993
3.13%, 09/01/23 (Call 06/01/23)(a)	237	236,852
3.20%, 01/15/25 (Call 10/15/24)	390	385,888
3.25%, 01/30/31 (Call 10/30/30)	1,277	1,143,634
3.40%, 06/21/29 (Call 03/21/29)(a)	395	365,383
3.65%, 02/01/26 (Call 11/03/25)	1,129	1,116,874
3.80%, 02/01/24 (Call 11/01/23)	555	558,654
4.50%, 12/01/28 (Call 09/01/28)	809	813,650
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	475	459,337
4.10%, 10/01/24 (Call 07/01/24)	253	255,105
4.55%, 10/01/29 (Call 07/01/29)(a)	569	560,612
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)(a)	285	251,206
2.50%, 08/16/31 (Call 05/16/31)	250	205,523
3.65%, 06/15/24 (Call 04/15/24)	750	745,794
3.85%, 02/01/25 (Call 11/01/24)	434	433,223
3.90%, 03/15/27 (Call 12/15/26)(a)	617	602,669
4.05%, 07/01/30 (Call 04/01/30)(a)	1,143	1,074,114
4.13%, 06/15/26 (Call 03/15/26)	390	388,091
4.13%, 05/15/29 (Call 02/15/29)(a)	280	269,259
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	725	608,701
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	1,077	980,007
3.15%, 07/01/29 (Call 04/01/29)	369	347,565
3.35%, 11/01/49 (Call 05/01/49)	382	307,786
3.50%, 09/15/24 (Call 06/15/24)	145	144,033
4.10%, 10/15/28 (Call 07/15/28)	320	321,903
4.25%, 01/15/24 (Call 10/15/23)	273	275,051
4.88%, 06/15/23 (Call 03/15/23)	81	81,943
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	640	535,105
2.25%, 03/15/26 (Call 02/15/26)	255	235,084
2.75%, 04/15/31 (Call 01/15/31)	320	268,991
2.90%, 12/01/33 (Call 09/01/33)(a)	610	495,871
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	921	819,553
1.35%, 07/15/25 (Call 06/15/25)	364	336,766
2.10%, 04/01/31 (Call 01/01/31)	872	716,559
2.25%, 01/15/31 (Call 10/15/30)	916	766,285
2.50%, 07/15/31 (Call 04/15/31)	585	493,247
2.90%, 03/15/27 (Call 02/15/27)	390	367,758
2.90%, 04/01/41 (Call 10/01/40)	835	629,498
3.10%, 11/15/29 (Call 08/15/29)(a)	463	420,866
3.15%, 07/15/23 (Call 06/15/23)	465	465,531
3.20%, 09/01/24 (Call 07/01/24)	887	880,326
3.25%, 01/15/51 (Call 07/15/50)	707	528,859
3.30%, 07/01/30 (Call 04/01/30)	664	605,230
3.65%, 09/01/27 (Call 06/01/27)	706	684,329

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.70%, 06/15/26 (Call 03/15/26)	$858	$847,561
3.80%, 02/15/28 (Call 11/15/27)	900	875,291
4.00%, 03/01/27 (Call 12/01/26)(a)	567	563,469
4.00%, 11/15/49 (Call 05/15/49)	457	384,915
4.15%, 07/01/50 (Call 01/01/50)(a)	836	726,735
4.30%, 02/15/29 (Call 11/15/28)(a)	627	617,888
4.45%, 02/15/26 (Call 11/15/25)	1,047	1,060,963
4.75%, 05/15/47 (Call 11/15/46)	456	427,017
5.20%, 02/15/49 (Call 08/15/48)	513	515,967
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	420	344,730
2.25%, 12/15/28 (Call 10/15/28)	627	551,387
2.50%, 02/15/32 (Call 11/15/31)	565	472,754
3.00%, 02/15/30 (Call 11/15/29)	461	416,791
3.13%, 09/01/26 (Call 06/01/26)	337	324,572
4.00%, 11/15/25 (Call 08/15/25)	631	633,571
4.38%, 02/15/29 (Call 11/15/28)	445	441,016
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	917	863,886
3.70%, 08/15/27 (Call 05/15/27)(a)	1,147	1,112,541
4.45%, 07/15/28 (Call 04/15/28)(a)	535	535,565
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	376	314,436
1.75%, 02/01/31 (Call 11/01/30)	320	263,024
2.25%, 01/15/32 (Call 10/15/31)(a)	555	470,079
2.88%, 11/15/29 (Call 08/15/29)	303	278,519
3.05%, 03/01/50 (Call 09/01/49)	397	298,813
3.25%, 06/30/26 (Call 03/30/26)	445	434,948
3.38%, 12/15/27 (Call 09/15/27)	314	302,619
4.00%, 09/15/28 (Call 06/15/28)	434	433,264
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	400	351,277
4.50%, 04/01/25 (Call 01/01/25)	200	198,437
4.50%, 06/01/27 (Call 03/01/27)	300	287,324
4.75%, 12/15/26 (Call 09/15/26)(a)	300	293,561
4.95%, 04/15/28 (Call 01/15/28)	300	287,317
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	829	755,367
1.25%, 07/15/25 (Call 06/15/25)	822	759,439
1.45%, 05/15/26 (Call 04/15/26)	315	284,989
1.55%, 03/15/28 (Call 01/15/28)	641	550,687
1.80%, 07/15/27 (Call 05/15/27)	935	827,833
2.00%, 05/15/28 (Call 03/15/28)	410	360,544
2.15%, 07/15/30 (Call 04/15/30)	1,005	844,075
2.50%, 05/15/31 (Call 02/15/31)	946	800,609
2.63%, 11/18/24 (Call 10/18/24)	954	934,319
2.90%, 11/18/26 (Call 09/18/26)	592	560,350
2.95%, 09/15/51 (Call 03/15/51)	367	262,848
3.00%, 07/15/50 (Call 01/15/50)	571	410,580
3.20%, 11/18/29 (Call 08/18/29)(a)	1,229	1,125,434
3.40%, 02/15/52 (Call 08/15/51)	312	240,599
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	340	286,608
2.50%, 02/15/30 (Call 11/15/29)(a)	720	646,774
2.85%, 11/01/26 (Call 08/01/26)	525	507,682
3.00%, 07/01/29 (Call 04/01/29)	740	693,247
3.25%, 08/01/27 (Call 05/01/27)	240	232,806
3.50%, 03/01/28 (Call 12/01/27)(a)	357	348,766
4.00%, 08/01/47 (Call 02/01/47)(a)	120	108,755
4.15%, 12/01/28 (Call 09/01/28)	573	578,564
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.50%, 07/01/44 (Call 01/01/44)(a)	$694	$675,875
4.50%, 06/01/45 (Call 12/01/44)	195	187,568
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	460	368,597
1.70%, 03/01/28 (Call 01/01/28)	175	153,444
2.55%, 06/15/31 (Call 03/15/31)	135	116,087
2.65%, 03/15/32 (Call 12/15/31)	668	573,541
2.65%, 09/01/50 (Call 03/01/50)	255	169,445
3.00%, 01/15/30 (Call 10/15/29)	492	446,961
3.38%, 04/15/26 (Call 01/15/26)	353	346,096
3.50%, 04/01/25 (Call 01/01/25)	675	668,526
3.63%, 05/01/27 (Call 02/01/27)	426	421,407
3.88%, 05/01/24 (Call 02/01/24)(a)	305	307,139
4.00%, 03/01/29 (Call 12/01/28)	596	585,767
4.50%, 03/15/48 (Call 09/15/47)	480	450,117
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)(a)	570	468,154
2.55%, 06/01/31 (Call 03/01/31)	985	839,013
3.90%, 04/01/29 (Call 02/01/29)	85	81,568
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	657	596,732
2.75%, 06/01/23 (Call 03/01/23)	150	149,547
3.20%, 06/15/29 (Call 03/15/29)	310	287,119
3.25%, 07/15/27 (Call 04/15/27)	555	532,109
3.50%, 06/01/30 (Call 03/01/30)(a)	559	520,585
3.63%, 08/01/46 (Call 02/01/46)(a)	384	311,100
3.95%, 01/15/24 (Call 10/15/23)	305	307,406
4.50%, 12/01/44 (Call 06/01/44)	397	367,019
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	655	549,372
3.35%, 09/01/24 (Call 08/01/24)(a)	490	480,760
4.00%, 01/15/30 (Call 10/15/29)	892	814,358
4.00%, 01/15/31 (Call 10/15/30)	563	508,248
5.25%, 06/01/25 (Call 03/01/25)	846	846,211
5.30%, 01/15/29 (Call 10/15/28)	680	675,934
5.38%, 11/01/23 (Call 08/01/23)	391	395,786
5.38%, 04/15/26 (Call 01/15/26)	964	966,863
5.75%, 06/01/28 (Call 03/03/28)	760	768,290
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(b)	10	9,571
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	350	338,330
Healthcare Realty Trust Inc.
2.05%, 03/15/31 (Call 12/15/30)(a)	208	170,261
2.40%, 03/15/30 (Call 12/15/29)	475	410,150
3.63%, 01/15/28 (Call 10/15/27)	381	364,594
3.88%, 05/01/25 (Call 02/01/25)	427	428,131
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	567	458,026
3.10%, 02/15/30 (Call 11/15/29)(a)	639	571,690
3.50%, 08/01/26 (Call 05/01/26)(a)	612	599,938
3.75%, 07/01/27 (Call 04/01/27)	841	824,654
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	423	378,655
2.13%, 12/01/28 (Call 10/01/28)	722	642,631
2.88%, 01/15/31 (Call 10/15/30)	438	390,539
3.00%, 01/15/30 (Call 10/15/29)	736	672,947
3.25%, 07/15/26 (Call 05/15/26)(a)	335	327,216
3.40%, 02/01/25 (Call 11/01/24)	203	201,512
3.50%, 07/15/29 (Call 04/15/29)	340	324,977

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.00%, 06/01/25 (Call 03/01/25)	$462	$465,383
6.75%, 02/01/41 (Call 08/01/40)	362	431,938
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	365	310,514
3.05%, 02/15/30 (Call 11/15/29)	693	617,578
3.88%, 03/01/27 (Call 12/01/26)	10	9,757
4.13%, 03/15/28 (Call 12/15/27)	617	604,714
4.20%, 04/15/29 (Call 01/15/29)	159	155,370
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	448	446,410
Series E, 4.00%, 06/15/25 (Call 03/15/25)	635	628,442
Series F, 4.50%, 02/01/26 (Call 11/01/25)	600	599,730
Series H, 3.38%, 12/15/29 (Call 09/15/29)	1,006	904,090
Series I, 3.50%, 09/15/30 (Call 06/15/30)	131	116,862
Series J, 2.90%, 12/15/31 (Call 09/15/31)	270	222,862
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	619	561,051
3.95%, 11/01/27 (Call 08/01/27)	660	638,444
4.65%, 04/01/29 (Call 01/01/29)	504	501,956
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	671	538,387
2.30%, 11/15/28 (Call 09/15/28)	380	332,137
2.70%, 01/15/34 (Call 10/15/33)	330	267,013
4.15%, 04/15/32 (Call 01/15/32)	400	381,706
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	458	369,914
2.65%, 11/15/33 (Call 08/15/33)	470	376,760
3.05%, 02/15/30 (Call 11/15/29)	437	387,701
3.45%, 12/15/24 (Call 09/15/24)	435	429,843
4.25%, 08/15/29 (Call 05/15/29)	180	174,720
4.38%, 10/01/25 (Call 07/01/25)(a)	460	462,712
4.75%, 12/15/28 (Call 09/15/28)	475	480,425
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	343	303,594
2.25%, 12/01/31 (Call 09/01/31)	360	300,327
2.70%, 03/01/24 (Call 01/01/24)	365	360,481
2.70%, 10/01/30 (Call 07/01/30)	479	425,285
2.80%, 10/01/26 (Call 07/01/26)	566	539,456
3.20%, 04/01/32 (Call 01/01/32)	220	198,552
3.25%, 08/15/26 (Call 05/15/26)	645	628,403
3.30%, 02/01/25 (Call 12/01/24)	684	677,512
3.70%, 10/01/49 (Call 04/01/49)	331	270,091
3.80%, 04/01/27 (Call 01/01/27)(a)	405	400,334
4.13%, 12/01/46 (Call 06/01/46)	473	410,921
4.25%, 04/01/45 (Call 10/01/44)	209	182,760
4.45%, 09/01/47 (Call 03/01/47)	395	363,695
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	25	24,206
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)	210	208,287
4.75%, 09/15/30 (Call 06/15/30)	440	429,826
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)(a)	294	243,326
2.40%, 10/15/31 (Call 07/15/31)	485	398,770
3.88%, 12/15/27 (Call 09/15/27)	768	749,508
4.00%, 06/15/29 (Call 03/15/29)	532	509,155
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	785	764,884
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)(a)	433	349,774
2.70%, 09/15/30 (Call 06/15/30)	465	393,326
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	$330	$294,855
1.70%, 02/15/31 (Call 11/15/30)	427	346,446
2.75%, 03/15/30 (Call 12/15/29)	525	469,295
2.88%, 09/15/51 (Call 03/15/51)	434	313,562
3.60%, 06/01/27 (Call 03/01/27)	275	268,146
3.75%, 06/15/24 (Call 03/15/24)	171	172,438
3.95%, 03/15/29 (Call 12/15/28)	456	445,876
4.00%, 11/15/25 (Call 08/15/25)	85	85,589
4.20%, 06/15/28 (Call 03/15/28)	565	563,650
4.30%, 10/15/23 (Call 07/15/23)	385	390,376
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	707	563,298
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	574	500,963
3.00%, 04/15/52 (Call 10/15/51)	140	98,825
3.10%, 04/15/50 (Call 10/15/49)	268	193,770
3.50%, 10/15/27 (Call 07/15/27)	125	120,267
3.50%, 04/15/51 (Call 10/15/50)	290	224,909
3.60%, 12/15/26 (Call 09/15/26)	191	187,036
3.90%, 06/15/24 (Call 03/15/24)	264	266,057
4.00%, 11/15/25 (Call 08/15/25)	362	365,427
4.30%, 10/15/28 (Call 07/15/28)	562	559,313
4.80%, 10/15/48 (Call 04/15/48)	532	511,153
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)(a)	515	441,726
2.65%, 06/15/26 (Call 05/15/26)	585	517,189
3.45%, 10/15/31 (Call 07/15/31)	395	306,609
4.25%, 05/15/24 (Call 02/15/24)	399	398,988
4.50%, 02/01/25 (Call 11/01/24)	619	607,051
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	580	460,340
3.38%, 02/01/31 (Call 11/01/30)	573	478,612
3.63%, 10/01/29 (Call 07/01/29)	563	495,193
4.38%, 08/01/23 (Call 06/01/23)	374	375,350
4.50%, 01/15/25 (Call 10/15/24)	662	660,374
4.50%, 04/01/27 (Call 01/01/27)	220	214,604
4.75%, 01/15/28 (Call 10/15/27)	565	546,794
4.95%, 04/01/24 (Call 01/01/24)	415	420,367
5.25%, 01/15/26 (Call 10/15/25)(a)	998	1,011,527
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	610	503,123
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	435	365,077
3.95%, 01/15/28 (Call 10/15/27)	580	567,551
4.30%, 03/15/27 (Call 12/15/26)	623	624,830
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)(a)	352	283,701
3.15%, 08/15/30 (Call 05/15/30)(a)	221	189,945
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	523	422,576
1.63%, 03/15/31 (Call 12/15/30)	357	295,204
2.13%, 04/15/27 (Call 02/15/27)	671	628,115
2.13%, 10/15/50 (Call 04/15/50)	426	276,549
2.25%, 04/15/30 (Call 01/15/30)	1,046	922,776
3.00%, 04/15/50 (Call 10/15/49)(a)	391	307,261
3.25%, 10/01/26 (Call 07/01/26)(a)	548	541,811
3.88%, 09/15/28 (Call 06/15/28)	265	264,262
4.38%, 02/01/29 (Call 11/01/28)	449	455,127
4.38%, 09/15/48 (Call 03/15/48)	370	358,395

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	$576	$521,510
1.50%, 11/09/26 (Call 10/09/26)(a)	445	407,918
1.85%, 05/01/28 (Call 03/01/28)	572	507,294
1.95%, 11/09/28 (Call 09/09/28)	560	496,993
2.25%, 11/09/31 (Call 08/09/31)	375	322,314
2.30%, 05/01/31 (Call 02/01/31)	705	613,915
3.09%, 09/15/27 (Call 06/15/27)	751	726,734
3.39%, 05/01/29 (Call 02/01/29)	665	637,793
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	307	264,040
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)(a)	380	338,880
1.80%, 03/15/33 (Call 12/15/32)(a)	360	283,323
2.20%, 06/15/28 (Call 04/15/28)	582	523,329
2.85%, 12/15/32 (Call 09/15/32)(a)	702	626,576
3.00%, 01/15/27 (Call 10/15/26)(a)	631	608,861
3.10%, 12/15/29 (Call 09/15/29)	445	414,665
3.25%, 06/15/29 (Call 03/15/29)	466	440,395
3.25%, 01/15/31 (Call 10/15/30)	715	669,819
3.40%, 01/15/28 (Call 11/15/27)	563	544,330
3.65%, 01/15/28 (Call 10/15/27)	437	429,347
3.88%, 07/15/24 (Call 04/15/24)(a)	388	391,845
3.88%, 04/15/25 (Call 02/15/25)	363	365,618
3.95%, 08/15/27 (Call 05/15/27)(a)	723	722,728
4.13%, 10/15/26 (Call 07/15/26)(a)	594	601,676
4.60%, 02/06/24 (Call 11/06/23)	310	316,691
4.63%, 11/01/25 (Call 09/01/25)	546	563,997
4.65%, 03/15/47 (Call 09/15/46)	416	411,949
4.88%, 06/01/26 (Call 03/01/26)	520	538,140
5.88%, 03/15/35	175	192,429
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	601	540,050
3.60%, 02/01/27 (Call 11/01/26)	513	504,844
3.70%, 06/15/30 (Call 03/15/30)	513	481,524
3.90%, 11/01/25 (Call 08/01/25)	420	420,783
4.13%, 03/15/28 (Call 12/15/27)	272	268,618
4.40%, 02/01/47 (Call 08/01/46)	318	296,408
4.65%, 03/15/49 (Call 09/15/48)	190	180,143
Retail Opportunity Investments Partnership LP
4.00%, 12/15/24 (Call 09/15/24)	155	153,662
5.00%, 12/15/23 (Call 09/15/23)	150	151,804
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	565	470,152
2.15%, 09/01/31 (Call 06/01/31)	490	402,095
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)(a)	435	358,555
3.90%, 10/15/29 (Call 07/15/29)	812	732,915
5.13%, 08/15/26 (Call 05/15/26)	486	487,489
Safehold Operating Partnership LP
2.80%, 06/15/31 (Call 03/15/31)	455	379,809
2.85%, 01/15/32 (Call 08/15/31)(a)	175	144,817
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	685	668,365
3.50%, 02/12/25 (Call 11/14/24)(a)(b)	817	806,645
3.63%, 01/28/26 (Call 12/28/25)(b)	726	714,184
4.38%, 05/28/30 (Call 02/28/30)(a)(b)	1,470	1,458,283
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(b)(c)	1,311	1,243,494
5.13%, 09/24/80 (Call 06/24/30)(b)(c)	269	245,272
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	$460	$411,900
1.75%, 02/01/28 (Call 11/01/27)	355	312,190
2.00%, 09/13/24 (Call 06/13/24)	1,033	1,005,347
2.20%, 02/01/31 (Call 11/01/30)	810	684,287
2.25%, 01/15/32 (Call 10/15/31)	880	732,270
2.45%, 09/13/29 (Call 06/13/29)	859	756,423
2.65%, 07/15/30 (Call 04/15/30)(a)	504	444,055
2.65%, 02/01/32 (Call 12/01/31)	821	706,969
2.75%, 06/01/23 (Call 03/01/23)	582	582,580
3.25%, 11/30/26 (Call 08/30/26)(a)	714	695,792
3.25%, 09/13/49 (Call 03/13/49)(a)	787	609,677
3.30%, 01/15/26 (Call 10/15/25)	375	370,582
3.38%, 10/01/24 (Call 07/01/24)(a)	1,139	1,140,960
3.38%, 06/15/27 (Call 03/15/27)(a)	774	751,491
3.38%, 12/01/27 (Call 09/01/27)(a)	707	686,528
3.50%, 09/01/25 (Call 06/01/25)	1,180	1,173,792
3.75%, 02/01/24 (Call 11/01/23)	342	345,346
3.80%, 07/15/50 (Call 01/15/50)	557	475,124
4.25%, 10/01/44 (Call 04/01/44)	366	329,574
4.25%, 11/30/46 (Call 05/30/46)	360	329,162
4.75%, 03/15/42 (Call 09/15/41)	318	306,418
6.75%, 02/01/40 (Call 11/01/39)	934	1,104,058
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)(a)	583	574,328
4.25%, 02/01/26 (Call 11/01/25)	213	211,119
4.70%, 06/01/27 (Call 03/01/27)	537	539,229
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	540	471,521
2.70%, 02/15/32 (Call 11/15/31)	421	349,097
3.20%, 01/15/27 (Call 11/15/26)	445	420,311
3.20%, 02/15/31 (Call 11/15/30)	405	354,254
3.40%, 01/15/30 (Call 10/15/29)	206	185,582
4.00%, 07/15/29 (Call 04/15/29)	826	777,226
4.45%, 09/15/26 (Call 06/15/26)	497	497,648
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	405	335,557
2.75%, 11/18/30 (Call 08/18/30)	190	161,565
4.50%, 03/15/28 (Call 12/15/27)	310	310,261
4.63%, 03/15/29 (Call 12/15/28)	466	463,343
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)(a)	350	306,693
2.70%, 07/15/31 (Call 04/15/31)	813	687,263
4.20%, 04/15/32 (Call 01/15/32)	425	399,997
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	450	365,885
3.13%, 09/01/26 (Call 06/01/26)	136	128,857
3.88%, 07/15/27 (Call 04/15/27)(a)	250	242,342
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(a)(b)	320	290,760
6.39%, 01/15/50 (Call 07/15/49)(b)	600	525,000
6.95%, 01/30/44 (Call 07/30/43)(a)(b)	555	507,797
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)(a)	273	213,795
2.10%, 08/01/32 (Call 05/01/32)	390	314,423
2.10%, 06/15/33 (Call 03/15/33)	275	217,375
2.95%, 09/01/26 (Call 06/01/26)(a)	247	236,337
3.00%, 08/15/31 (Call 05/15/31)	678	602,350
3.10%, 11/01/34 (Call 08/01/34)	433	368,534
3.20%, 01/15/30 (Call 10/15/29)	472	435,937

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.50%, 07/01/27 (Call 04/01/27)	$125	$122,227
3.50%, 01/15/28 (Call 10/15/27)	618	597,313
4.40%, 01/26/29 (Call 10/26/28)(a)	348	349,727
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)(a)	420	357,228
2.65%, 01/15/25 (Call 12/15/24)	705	685,082
3.00%, 01/15/30 (Call 10/15/29)	539	486,283
3.25%, 10/15/26 (Call 07/15/26)(a)	456	440,974
3.50%, 04/15/24 (Call 03/15/24)	538	539,595
3.50%, 02/01/25 (Call 11/01/24)	298	295,544
3.75%, 05/01/24 (Call 02/01/24)	361	362,135
3.85%, 04/01/27 (Call 01/01/27)	480	474,542
4.00%, 03/01/28 (Call 12/01/27)	445	437,657
4.13%, 01/15/26 (Call 10/15/25)	718	721,548
4.38%, 02/01/45 (Call 08/01/44)	280	252,174
4.40%, 01/15/29 (Call 10/15/28)	788	782,359
4.75%, 11/15/30 (Call 08/15/30)	396	401,850
4.88%, 04/15/49 (Call 10/15/48)	471	457,673
5.70%, 09/30/43 (Call 03/30/43)	256	273,034
VICI Properties LP
4.38%, 05/15/25	160	159,082
4.75%, 02/15/28 (Call 01/15/28)	830	821,077
4.95%, 02/15/30 (Call 12/15/29)(a)	815	801,112
5.13%, 05/15/32 (Call 02/15/32)	945	937,043
5.63%, 05/15/52	465	454,830
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 07/01/22)(a)(b)	890	850,893
3.75%, 02/15/27 (Call 02/15/23)(b)	715	664,507
3.88%, 02/15/29 (Call 11/15/28)(b)	100	89,767
4.13%, 08/15/30 (Call 02/15/25)(a)(b)	1,140	1,045,642
4.25%, 12/01/26 (Call 12/01/22)(b)	1,140	1,082,567
4.63%, 06/15/25 (Call 03/15/25)(b)	100	97,621
4.63%, 12/01/29 (Call 12/01/24)(b)	1,100	1,034,000
5.75%, 02/01/27 (Call 11/01/26)(b)	160	159,482
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	18	16,419
3.40%, 06/01/31 (Call 03/01/31)	45	39,332
3.50%, 01/15/25 (Call 11/15/24)	508	501,210
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(a)(b)	840	770,530
3.50%, 06/15/29 (Call 03/15/29)(a)(b)	785	715,713
4.13%, 09/20/28 (Call 06/20/28)(a)(b)	281	269,792
4.63%, 09/20/48 (Call 03/20/48)(b)	407	328,535
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(b)	994	977,727
4.75%, 09/17/44 (Call 03/17/44)(a)(b)	760	626,202
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	855	742,962
2.70%, 02/15/27 (Call 12/15/26)(a)	588	557,035
2.75%, 01/15/31 (Call 10/15/30)	523	456,300
2.75%, 01/15/32 (Call 10/15/31)	535	461,776
2.80%, 06/01/31 (Call 03/01/31)	515	453,085
3.10%, 01/15/30 (Call 10/15/29)	604	554,193
3.63%, 03/15/24 (Call 02/15/24)(a)	570	571,785
3.85%, 06/15/32 (Call 03/15/32)	420	398,573
4.00%, 06/01/25 (Call 03/01/25)	1,073	1,078,326
4.13%, 03/15/29 (Call 12/15/28)	361	356,841
4.25%, 04/01/26 (Call 01/01/26)	765	769,713
4.25%, 04/15/28 (Call 01/15/28)	642	642,239
4.50%, 01/15/24 (Call 10/15/23)	353	357,958
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.95%, 09/01/48 (Call 03/01/48)	$430	$427,089
5.13%, 03/15/43 (Call 09/15/42)	270	267,501
6.50%, 03/15/41 (Call 09/15/40)	250	291,394
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	165	150,466
4.00%, 11/15/29 (Call 08/15/29)	872	850,520
4.00%, 04/15/30 (Call 01/15/30)	762	736,324
4.00%, 03/09/52 (Call 09/09/51)	200	173,815
6.88%, 12/15/33	380	443,315
7.38%, 03/15/32	744	902,086
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	469	373,557
2.40%, 02/01/31 (Call 11/01/30)	359	301,560
2.45%, 02/01/32 (Call 11/01/31)	190	158,275
3.85%, 07/15/29 (Call 04/15/29)	580	555,178
4.00%, 02/01/25 (Call 11/01/24)(a)	505	507,732
4.25%, 10/01/26 (Call 07/01/26)(a)	411	415,592
4.60%, 04/01/24 (Call 01/01/24)	190	193,414
		240,827,446
Retail — 2.3%
7-Eleven Inc.
0.80%, 02/10/24 (Call 07/01/22)(b)	1,579	1,510,893
0.95%, 02/10/26 (Call 01/10/26)(b)	1,430	1,286,213
1.30%, 02/10/28 (Call 12/10/27)(b)	1,420	1,212,052
1.80%, 02/10/31 (Call 11/10/30)(b)	1,430	1,152,160
2.50%, 02/10/41 (Call 08/10/40)(a)(b)	687	489,537
2.80%, 02/10/51 (Call 08/02/50)(b)	1,236	852,610
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)(a)	490	426,310
3.50%, 03/15/32 (Call 12/15/31)	630	561,387
3.90%, 04/15/30 (Call 01/15/30)	483	452,832
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(a)(b)	1,159	1,031,225
3.44%, 05/13/41 (Call 11/13/40)(a)(b)	350	273,509
3.55%, 07/26/27 (Call 04/26/27)(a)(b)	1,213	1,154,233
3.63%, 05/13/51 (Call 11/13/50)(b)	410	307,632
3.80%, 01/25/50 (Call 07/25/49)(b)	533	413,683
4.50%, 07/26/47 (Call 01/26/47)(a)(b)	520	451,101
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	270	231,063
2.40%, 08/01/31 (Call 05/01/31)	595	477,483
3.50%, 11/15/24 (Call 09/15/24)	625	620,719
3.80%, 11/15/27 (Call 08/15/27)(a)	855	823,878
3.85%, 03/01/32 (Call 12/01/31)	355	318,245
4.50%, 10/01/25 (Call 07/01/25)	320	324,918
4.75%, 06/01/30 (Call 03/01/30)(a)	815	795,335
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)(a)	686	550,596
3.13%, 07/15/23 (Call 04/15/23)	314	314,983
3.13%, 04/18/24 (Call 03/18/24)	418	416,777
3.13%, 04/21/26 (Call 01/21/26)	820	803,206
3.25%, 04/15/25 (Call 01/15/25)	466	461,828
3.63%, 04/15/25 (Call 03/15/25)(a)	399	399,306
3.75%, 06/01/27 (Call 03/01/27)	843	836,214
3.75%, 04/18/29 (Call 01/18/29)	452	434,093
4.00%, 04/15/30 (Call 01/15/30)	240	233,303
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	897	735,032
4.45%, 10/01/28 (Call 07/01/28)(a)	730	735,409

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)(b)	$250	$206,672
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)(b)	50	41,330
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,326	1,209,042
1.60%, 04/20/30 (Call 01/20/30)	1,289	1,108,538
1.75%, 04/20/32 (Call 01/20/32)	627	529,922
2.75%, 05/18/24 (Call 03/18/24)	1,288	1,291,174
3.00%, 05/18/27 (Call 02/18/27)	1,231	1,216,729
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)(a)	1,050	1,033,940
4.55%, 02/15/48 (Call 08/15/47)	391	335,810
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)	1,080	900,476
4.10%, 01/15/52 (Call 07/15/51)	560	397,190
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	965	899,055
3.88%, 04/15/27 (Call 01/15/27)(a)	787	787,617
4.13%, 05/01/28 (Call 02/01/28)	396	397,089
4.13%, 04/03/50 (Call 10/03/49)	475	403,208
4.15%, 11/01/25 (Call 08/01/25)	692	703,657
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)(a)	850	720,555
3.38%, 12/01/51 (Call 06/01/51)(a)	435	318,835
4.00%, 05/15/25 (Call 03/15/25)	1,365	1,378,179
4.20%, 05/15/28 (Call 02/15/28)	1,256	1,252,290
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(b)	350	298,095
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	863	694,354
2.75%, 02/01/32 (Call 11/01/31)	75	64,401
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	610	526,540
1.38%, 03/15/31 (Call 12/15/30)	1,405	1,157,166
1.50%, 09/15/28 (Call 07/15/28)	505	447,789
1.88%, 09/15/31 (Call 06/15/31)	1,215	1,035,753
2.13%, 09/15/26 (Call 06/15/26)	1,028	981,378
2.38%, 03/15/51 (Call 09/15/50)	1,100	786,709
2.50%, 04/15/27 (Call 02/15/27)	775	741,374
2.70%, 04/15/25 (Call 03/15/25)	155	154,369
2.70%, 04/15/30 (Call 01/15/30)	438	405,878
2.75%, 09/15/51 (Call 03/15/51)	560	425,374
2.80%, 09/14/27 (Call 06/14/27)(a)	880	852,228
2.88%, 04/15/27 (Call 03/15/27)	432	424,170
2.95%, 06/15/29 (Call 03/15/29)(a)	1,752	1,667,494
3.00%, 04/01/26 (Call 01/01/26)	1,345	1,339,094
3.13%, 12/15/49 (Call 06/15/49)	848	687,205
3.25%, 04/15/32 (Call 01/15/32)(a)	1,260	1,205,995
3.30%, 04/15/40 (Call 10/15/39)	911	804,545
3.35%, 09/15/25 (Call 06/15/25)	1,114	1,125,624
3.35%, 04/15/50 (Call 10/15/49)	1,102	933,278
3.50%, 09/15/56 (Call 03/15/56)	780	667,588
3.63%, 04/15/52 (Call 10/15/51)	1,145	1,017,146
3.75%, 02/15/24 (Call 11/15/23)(a)	678	690,615
3.90%, 12/06/28 (Call 09/06/28)(a)	1,105	1,131,467
3.90%, 06/15/47 (Call 12/15/46)	954	885,204
4.20%, 04/01/43 (Call 10/01/42)	793	773,193
4.25%, 04/01/46 (Call 10/01/45)	1,464	1,425,555
4.40%, 03/15/45 (Call 09/15/44)	775	773,170
4.50%, 12/06/48 (Call 06/06/48)	1,210	1,223,187
Security	Par (000)	Value
Retail (continued)
4.88%, 02/15/44 (Call 08/15/43)	$739	$782,503
5.40%, 09/15/40 (Call 03/15/40)	1,475	1,643,814
5.88%, 12/16/36	2,138	2,571,347
5.95%, 04/01/41 (Call 10/01/40)	1,696	2,003,643
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	323	295,017
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	1,095	948,236
1.70%, 09/15/28 (Call 07/15/28)	415	362,489
1.70%, 10/15/30 (Call 07/15/30)(a)	1,344	1,106,715
2.50%, 04/15/26 (Call 01/15/26)	789	758,022
2.63%, 04/01/31 (Call 01/01/31)	1,100	968,146
2.80%, 09/15/41 (Call 03/15/41)	880	682,325
3.00%, 10/15/50 (Call 04/15/50)	1,227	915,495
3.10%, 05/03/27 (Call 02/03/27)(a)	1,290	1,256,698
3.13%, 09/15/24 (Call 06/15/24)	529	528,339
3.35%, 04/01/27 (Call 03/01/27)	680	667,080
3.38%, 09/15/25 (Call 06/15/25)	893	892,268
3.50%, 04/01/51 (Call 10/01/50)	555	444,985
3.65%, 04/05/29 (Call 01/05/29)	1,257	1,216,341
3.70%, 04/15/46 (Call 10/15/45)	1,157	967,609
3.75%, 04/01/32 (Call 01/01/32)	1,610	1,535,210
3.88%, 09/15/23 (Call 06/15/23)	358	362,275
4.00%, 04/15/25 (Call 03/15/25)	824	838,613
4.05%, 05/03/47 (Call 11/03/46)	1,331	1,167,631
4.25%, 04/01/52 (Call 10/01/51)	865	786,952
4.38%, 09/15/45 (Call 03/15/45)	402	365,495
4.45%, 04/01/62 (Call 10/01/61)	945	854,186
4.50%, 04/15/30 (Call 01/15/30)	1,177	1,193,304
4.55%, 04/05/49 (Call 10/05/48)	585	551,247
4.65%, 04/15/42 (Call 10/15/41)	339	329,506
5.00%, 04/15/40 (Call 10/15/39)	365	370,345
5.00%, 09/15/43 (Call 03/15/43)	271	262,019
5.13%, 04/15/50 (Call 10/15/49)	605	621,795
5.50%, 10/15/35(a)	555	602,800
6.50%, 03/15/29(a)	440	496,549
6.88%, 02/15/28	125	140,884
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	530	499,188
2.13%, 03/01/30 (Call 12/01/29)	772	674,619
2.63%, 09/01/29 (Call 06/01/29)	831	758,909
3.25%, 06/10/24(a)	699	703,585
3.30%, 07/01/25 (Call 06/01/25)(a)	579	579,002
3.38%, 05/26/25 (Call 02/26/25)	963	964,016
3.50%, 03/01/27 (Call 12/01/26)	929	925,032
3.50%, 07/01/27 (Call 05/01/27)	655	648,396
3.60%, 07/01/30 (Call 04/01/30)	704	680,779
3.63%, 05/01/43	560	478,327
3.63%, 09/01/49 (Call 03/01/49)(a)	1,126	957,322
3.70%, 01/30/26 (Call 10/30/25)	1,023	1,032,778
3.70%, 02/15/42	510	444,429
3.80%, 04/01/28 (Call 01/01/28)(a)	678	676,404
4.20%, 04/01/50 (Call 10/01/49)	629	586,857
4.45%, 03/01/47 (Call 09/01/46)	660	633,280
4.45%, 09/01/48 (Call 03/01/48)	593	568,440
4.60%, 05/26/45 (Call 11/26/44)	275	269,283
4.70%, 12/09/35 (Call 06/09/35)	877	906,754
4.88%, 07/15/40	840	851,637
4.88%, 12/09/45 (Call 06/09/45)	555	572,268
5.70%, 02/01/39	826	903,471
6.30%, 10/15/37	777	920,696

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
6.30%, 03/01/38	$955	$1,121,033
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	345	278,822
3.55%, 03/15/26 (Call 12/15/25)	779	773,816
3.60%, 09/01/27 (Call 06/01/27)	785	776,362
3.85%, 06/15/23 (Call 03/15/23)	115	115,600
3.90%, 06/01/29 (Call 03/01/29)	811	786,763
4.20%, 04/01/30 (Call 01/01/30)	397	388,783
4.35%, 06/01/28 (Call 03/01/28)	767	776,490
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	540	484,155
1.88%, 04/15/31 (Call 01/15/31)(a)	558	453,345
3.38%, 09/15/24 (Call 06/15/24)(a)	517	515,163
4.60%, 04/15/25 (Call 03/15/25)	618	632,214
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	288	266,528
2.25%, 03/12/30 (Call 12/12/29)	820	708,960
2.45%, 06/15/26 (Call 03/15/26)	646	619,839
2.55%, 11/15/30 (Call 08/15/30)	1,099	962,956
3.00%, 02/14/32 (Call 11/14/31)	815	728,391
3.35%, 03/12/50 (Call 09/12/49)	1,032	806,708
3.50%, 03/01/28 (Call 12/01/27)(a)	619	606,066
3.50%, 11/15/50 (Call 05/15/50)	887	716,705
3.55%, 08/15/29 (Call 05/15/29)(a)	1,028	985,706
3.75%, 12/01/47 (Call 06/01/47)	455	381,554
3.80%, 08/15/25 (Call 06/15/25)(a)	1,062	1,075,539
3.85%, 10/01/23 (Call 07/01/23)(a)	322	325,959
4.00%, 11/15/28 (Call 08/15/28)(a)	965	961,998
4.30%, 06/15/45 (Call 12/15/44)	420	381,106
4.45%, 08/15/49 (Call 02/15/49)(a)	727	681,031
4.50%, 11/15/48 (Call 05/15/48)	1,029	967,073
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	715	675,386
2.25%, 04/15/25 (Call 03/15/25)	1,321	1,292,804
2.35%, 02/15/30 (Call 11/15/29)	445	402,522
2.50%, 04/15/26	1,138	1,114,162
2.65%, 09/15/30 (Call 06/15/30)	385	353,531
2.95%, 01/15/52 (Call 07/15/51)	1,380	1,105,149
3.38%, 04/15/29 (Call 01/15/29)	679	665,070
3.50%, 07/01/24	946	960,581
3.63%, 04/15/46(a)	380	342,879
3.90%, 11/15/47 (Call 05/15/47)	732	684,521
4.00%, 07/01/42(a)	817	790,717
6.35%, 11/01/32	249	296,178
6.50%, 10/15/37	580	714,477
7.00%, 01/15/38	145	186,153
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)(a)	420	437,334
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	460	398,624
1.60%, 05/15/31 (Call 02/15/31)(a)	555	457,668
2.25%, 09/15/26 (Call 06/15/26)	1,105	1,053,745
3.88%, 04/15/30 (Call 01/15/30)	367	363,484
4.50%, 04/15/50 (Call 10/15/49)(a)	341	351,699
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	920	744,270
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 07/01/22)	300	291,334
3.20%, 04/15/30 (Call 01/15/30)(a)	620	573,024
3.45%, 06/01/26 (Call 03/01/26)	405	400,733
4.10%, 04/15/50 (Call 10/15/49)	441	367,403
4.65%, 06/01/46 (Call 12/01/45)(a)	300	266,348
Security	Par (000)	Value
Retail (continued)
4.80%, 11/18/44 (Call 05/18/44)	$300	$276,123
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	674	623,348
2.50%, 09/22/41 (Call 03/22/41)(a)	2,500	2,023,310
2.65%, 12/15/24 (Call 10/15/24)(a)	245	244,634
2.65%, 09/22/51 (Call 03/22/51)	3,710	2,937,669
2.85%, 07/08/24 (Call 06/08/24)(a)	540	541,796
2.95%, 09/24/49 (Call 03/24/49)	243	202,484
3.05%, 07/08/26 (Call 05/08/26)	325	325,216
3.25%, 07/08/29 (Call 04/08/29)(a)	350	343,874
3.30%, 04/22/24 (Call 01/22/24)	1,515	1,532,851
3.40%, 06/26/23 (Call 05/26/23)	200	202,416
3.55%, 06/26/25 (Call 04/26/25)	490	498,386
3.63%, 12/15/47 (Call 06/15/47)	90	84,242
3.70%, 06/26/28 (Call 03/26/28)	150	152,640
3.95%, 06/28/38 (Call 12/28/37)	300	297,028
4.05%, 06/29/48 (Call 12/29/47)(a)	955	963,660
4.30%, 04/22/44 (Call 10/22/43)(a)	70	70,732
4.88%, 07/08/40	50	53,818
5.00%, 10/25/40(a)	250	276,122
5.25%, 09/01/35(a)	1,125	1,286,853
5.63%, 04/01/40(a)	460	542,412
6.20%, 04/15/38(a)	115	143,247
6.50%, 08/15/37(a)	120	155,605
7.55%, 02/15/30(a)	640	800,946
		155,438,239
Savings & Loans — 0.1%
Nationwide Building Society
0.55%, 01/22/24, (SOFR + 0.28000%)(b)	1,140	1,090,650
1.50%, 10/13/26(b)	1,006	908,778
2.97%, 02/16/28 (Call 02/16/27)(b)(c)	155	144,602
3.90%, 07/21/25(a)(b)	1,127	1,129,514
3.96%, 07/18/30 (Call 07/18/29), (3 mo. LIBOR US + 1.855%)(b)(c)	960	913,931
4.00%, 09/14/26(b)	740	721,384
4.13%, 10/18/32 (Call 10/18/27)(b)(c)	752	726,859
4.30%, 03/08/29 (Call 03/08/28), (3 mo. LIBOR US + 1.452%)(b)(c)	1,115	1,089,730
4.36%, 08/01/24 (Call 08/01/23)(a)(b)(c)	1,885	1,902,193
		8,627,641
Semiconductors — 2.0%
Altera Corp., 4.10%, 11/15/23	165	168,109
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	355	316,429
2.10%, 10/01/31 (Call 07/01/31)	440	384,314
2.80%, 10/01/41 (Call 04/01/41)(a)	672	545,253
2.95%, 04/01/25 (Call 03/01/25)(a)	488	484,494
2.95%, 10/01/51 (Call 04/01/51)	905	726,036
3.50%, 12/05/26 (Call 09/05/26)	809	814,120
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	525	452,278
2.75%, 06/01/50 (Call 12/01/49)	522	408,245
3.30%, 04/01/27 (Call 01/01/27)	1,059	1,057,449
3.90%, 10/01/25 (Call 07/01/25)	830	848,026
4.35%, 04/01/47 (Call 10/01/46)	754	765,562
5.10%, 10/01/35 (Call 04/01/35)(a)	523	572,595
5.85%, 06/15/41	730	858,634
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.13%, 01/15/25 (Call 11/15/24)(a)	305	300,217

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Semiconductors (continued)
3.50%, 01/15/28 (Call 10/15/27)	$774	$735,388
3.63%, 01/15/24 (Call 11/15/23)(a)	415	416,974
3.88%, 01/15/27 (Call 10/15/26)	2,167	2,131,008
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	990	860,712
2.45%, 02/15/31 (Call 11/15/30)(b)	1,770	1,467,097
2.60%, 02/15/33 (Call 11/15/32)(b)	2,060	1,654,804
3.14%, 11/15/35 (Call 08/15/35)(b)	1,038	847,543
3.15%, 11/15/25 (Call 10/15/25)	696	675,713
3.19%, 11/15/36 (Call 08/15/36)(b)	1,165	933,979
3.42%, 04/15/33 (Call 01/15/33)(b)	2,345	2,018,875
3.46%, 09/15/26 (Call 07/15/26)	620	604,768
3.47%, 04/15/34 (Call 01/15/34)(b)	3,145	2,679,015
3.50%, 02/15/41 (Call 08/15/40)(b)	2,364	1,870,468
3.63%, 10/15/24 (Call 09/15/24)(a)	652	650,692
3.75%, 02/15/51 (Call 08/15/50)(a)(b)	1,497	1,169,037
4.00%, 04/15/29 (Call 02/15/29)(b)	960	915,711
4.11%, 09/15/28 (Call 06/15/28)	40	38,974
4.15%, 11/15/30 (Call 08/15/30)	1,027	974,604
4.15%, 04/15/32 (Call 01/15/32)(b)	870	814,796
4.30%, 11/15/32 (Call 08/15/32)	1,819	1,713,288
4.93%, 05/15/37 (Call 02/15/37)(b)	6,321	5,976,320
5.00%, 04/15/30 (Call 01/15/30)	100	100,733
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	375	335,648
2.00%, 08/12/31 (Call 05/12/31)	515	443,917
2.45%, 11/15/29 (Call 08/15/29)	1,792	1,639,742
2.60%, 05/19/26 (Call 02/19/26)	1,146	1,118,980
2.70%, 06/17/24 (Call 04/17/24)(a)	60	59,927
2.80%, 08/12/41 (Call 02/12/41)	891	709,788
2.88%, 05/11/24 (Call 03/11/24)	1,118	1,120,022
3.05%, 08/12/51 (Call 02/12/51)(a)	980	774,143
3.10%, 02/15/60 (Call 08/15/59)	1,393	1,057,577
3.15%, 05/11/27 (Call 02/11/27)(a)	739	733,792
3.20%, 08/12/61 (Call 02/12/61)(a)	870	669,138
3.25%, 11/15/49 (Call 05/15/49)	1,649	1,355,785
3.40%, 03/25/25 (Call 02/25/25)	1,546	1,558,205
3.70%, 07/29/25 (Call 04/29/25)	1,876	1,905,208
3.73%, 12/08/47 (Call 06/08/47)	1,826	1,637,903
3.75%, 03/25/27 (Call 01/25/27)	920	933,242
3.90%, 03/25/30 (Call 12/25/29)	1,191	1,199,382
4.00%, 12/15/32(a)	693	698,112
4.10%, 05/19/46 (Call 11/19/45)	1,436	1,362,751
4.10%, 05/11/47 (Call 11/11/46)	967	911,202
4.25%, 12/15/42(a)	323	313,490
4.60%, 03/25/40 (Call 09/25/39)	563	573,635
4.75%, 03/25/50 (Call 09/25/49)	1,805	1,878,808
4.80%, 10/01/41(a)	825	861,038
4.90%, 07/29/45 (Call 01/29/45)	356	372,722
4.95%, 03/25/60 (Call 09/25/59)(a)	676	725,489
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	625	515,603
4.10%, 03/15/29 (Call 12/15/28)	1,018	1,024,835
4.65%, 11/01/24 (Call 08/01/24)	1,290	1,329,669
5.00%, 03/15/49 (Call 09/15/48)	547	586,008
5.65%, 11/01/34 (Call 07/01/34)(a)	393	426,719
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	988	850,987
2.88%, 06/15/50 (Call 12/15/49)(a)	708	545,869
3.13%, 06/15/60 (Call 12/15/59)	536	409,392
Security	Par (000)	Value
Semiconductors (continued)
3.75%, 03/15/26 (Call 01/15/26)	$754	$761,215
3.80%, 03/15/25 (Call 12/15/24)	418	422,331
4.00%, 03/15/29 (Call 12/15/28)	1,130	1,133,636
4.88%, 03/15/49 (Call 09/15/48)(a)	370	393,044
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	640	583,030
2.45%, 04/15/28 (Call 02/15/28)	770	686,881
2.95%, 04/15/31 (Call 01/15/31)	760	654,165
4.20%, 06/22/23 (Call 05/22/23)	129	130,172
4.88%, 06/22/28 (Call 03/22/28)	523	531,592
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	374	364,541
Microchip Technology Inc.
0.97%, 02/15/24	1,114	1,067,733
0.98%, 09/01/24(b)	651	611,938
2.67%, 09/01/23(a)	682	677,078
4.25%, 09/01/25 (Call 09/01/22)	1,970	1,959,791
4.33%, 06/01/23 (Call 05/01/23)	200	202,334
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	1,263	1,056,289
3.37%, 11/01/41 (Call 05/01/41)(a)	834	649,607
3.48%, 11/01/51 (Call 05/01/51)	370	274,739
4.19%, 02/15/27 (Call 12/15/26)	882	882,367
4.66%, 02/15/30 (Call 11/15/29)	818	813,305
4.98%, 02/06/26 (Call 12/06/25)	551	568,546
5.33%, 02/06/29 (Call 11/06/28)	762	786,339
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	1,011	969,268
1.55%, 06/15/28 (Call 04/15/28)	1,120	1,000,254
2.00%, 06/15/31 (Call 03/15/31)(a)	1,490	1,288,806
2.85%, 04/01/30 (Call 01/01/30)	988	924,498
3.20%, 09/16/26 (Call 06/16/26)(a)	931	934,251
3.50%, 04/01/40 (Call 10/01/39)(a)	1,417	1,298,250
3.50%, 04/01/50 (Call 10/01/49)	1,509	1,344,224
3.70%, 04/01/60 (Call 10/01/59)	604	532,100
NXP BV/NXP Funding LLC
4.88%, 03/01/24	661	672,590
5.35%, 03/01/26 (Call 01/01/26)	629	651,321
5.55%, 12/01/28	796	828,006
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	1,181	989,318
2.65%, 02/15/32	658	547,232
2.70%, 05/01/25	307	294,465
3.13%, 02/15/42	555	418,257
3.15%, 05/01/27 (Call 03/01/27)	317	300,782
3.25%, 05/11/41 (Call 11/11/40)	550	432,439
3.25%, 11/30/51	425	302,809
3.40%, 05/01/30	873	807,557
3.88%, 06/18/26	651	642,497
4.30%, 06/18/29	1,244	1,225,797
4.40%, 06/01/27	90	90,318
5.00%, 01/15/33 (Call 10/15/32)	650	650,018
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(a)(b)	500	475,390
3.38%, 04/01/31 (Call 04/01/26)(b)	705	590,156
4.38%, 10/15/29 (Call 10/15/24)	1,015	951,055
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	937	826,309
1.65%, 05/20/32 (Call 02/20/32)(a)	1,241	1,025,073
2.15%, 05/20/30 (Call 02/20/30)	495	440,574

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Semiconductors (continued)
2.90%, 05/20/24 (Call 03/20/24)(a)	$660	$661,081
3.25%, 05/20/27 (Call 02/20/27)	1,249	1,239,764
3.25%, 05/20/50 (Call 11/20/49)	679	573,406
3.45%, 05/20/25 (Call 02/20/25)(a)	756	764,427
4.25%, 05/20/32 (Call 02/20/32)(a)	165	170,661
4.30%, 05/20/47 (Call 11/20/46)(a)	1,346	1,324,657
4.50%, 05/20/52	860	871,001
4.65%, 05/20/35 (Call 11/20/34)	847	891,565
4.80%, 05/20/45 (Call 11/20/44)	1,335	1,390,759
Renesas Electronics Corp.
1.54%, 11/26/24 (Call 10/26/24)(b)	605	570,706
2.17%, 11/25/26 (Call 10/25/26)(b)	710	641,890
SK Hynix Inc.
1.50%, 01/19/26(b)	250	227,691
2.38%, 01/19/31(b)	185	151,744
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)(a)	1,127	1,014,223
3.00%, 06/01/31 (Call 03/01/31)	617	520,326
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	560	515,486
1.38%, 03/12/25 (Call 02/12/25)	472	450,589
1.75%, 05/04/30 (Call 02/04/30)(a)	570	497,380
1.90%, 09/15/31 (Call 06/15/31)	500	433,542
2.25%, 09/04/29 (Call 06/04/29)	1,121	1,025,545
2.63%, 05/15/24 (Call 03/15/24)	450	449,017
2.70%, 09/15/51 (Call 03/15/51)(a)	480	376,957
2.90%, 11/03/27 (Call 08/03/27)	615	601,615
3.88%, 03/15/39 (Call 09/15/38)	527	512,065
4.15%, 05/15/48 (Call 11/15/47)	1,169	1,167,858
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)(a)	413	381,955
2.50%, 10/25/31 (Call 07/25/31)(a)	760	661,992
3.13%, 10/25/41 (Call 04/25/41)(a)	725	605,416
3.25%, 10/25/51 (Call 04/25/51)(a)	920	749,055
3.88%, 04/22/27 (Call 03/22/27)	1,000	1,009,157
4.25%, 04/22/32 (Call 01/22/32)	50	50,074
4.50%, 04/22/52 (Call 10/22/51)	50	49,916
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)(b)	960	881,873
1.00%, 09/28/27 (Call 07/28/27)(b)	300	259,643
1.25%, 04/23/26 (Call 03/23/26)(b)	570	521,428
1.38%, 09/28/30 (Call 06/28/30)(b)	182	147,763
1.75%, 04/23/28 (Call 02/23/28)(a)(b)	1,220	1,084,646
2.25%, 04/23/31 (Call 01/23/31)(b)	835	720,413
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	1,038	924,078
2.95%, 06/01/24 (Call 04/01/24)	1,089	1,085,086
		131,431,725
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)(b)	880	768,047
3.48%, 12/01/27 (Call 09/01/27)	356	340,708
3.84%, 05/01/25 (Call 04/01/25)	330	328,788
4.20%, 05/01/30 (Call 02/01/30)	247	238,312
		1,675,855
Software — 2.2%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	654	539,160
2.50%, 09/15/50 (Call 03/15/50)	1,428	1,057,280
Security	Par (000)	Value
Software (continued)
3.40%, 09/15/26 (Call 06/15/26)	$1,118	$1,115,796
3.40%, 06/15/27 (Call 03/15/27)	413	407,058
4.50%, 06/15/47 (Call 12/15/46)(a)	742	747,717
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	431	419,602
2.15%, 02/01/27 (Call 12/01/26)	732	696,209
2.30%, 02/01/30 (Call 11/01/29)	1,253	1,125,654
3.25%, 02/01/25 (Call 11/01/24)	1,230	1,236,216
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	750	637,656
2.85%, 01/15/30 (Call 10/15/29)	523	469,637
3.50%, 06/15/27 (Call 03/15/27)(a)	1,027	1,009,357
4.38%, 06/15/25 (Call 03/15/25)	625	639,711
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	1,045	900,140
2.90%, 12/01/29 (Call 09/01/29)	746	672,976
3.40%, 06/27/26 (Call 03/27/26)	588	577,106
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	350	356,408
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	765	747,718
3.30%, 03/01/30 (Call 12/01/29)	968	956,772
4.50%, 12/01/27 (Call 09/01/27)	747	752,213
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	941	783,505
2.95%, 02/15/51 (Call 08/15/50)(a)	817	626,270
4.80%, 03/01/26 (Call 12/01/25)	683	707,523
Fidelity National Information Services Inc.
0.60%, 03/01/24	481	459,719
1.15%, 03/01/26 (Call 02/01/26)	1,557	1,410,385
1.65%, 03/01/28 (Call 01/01/28)(a)	447	390,610
2.25%, 03/01/31 (Call 12/01/30)(a)	1,070	896,124
3.10%, 03/01/41 (Call 09/01/40)	565	436,899
3.75%, 05/21/29 (Call 02/21/29)(a)	125	119,603
4.50%, 08/15/46 (Call 02/15/46)	535	496,390
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	452	427,741
Fifth Third Bancorp., 4.06%, 04/25/28(c)	340	337,549
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	958	879,046
2.65%, 06/01/30 (Call 03/01/30)(a)	843	734,645
2.75%, 07/01/24 (Call 06/01/24)	2,009	1,980,855
3.20%, 07/01/26 (Call 05/01/26)	2,321	2,253,970
3.50%, 07/01/29 (Call 04/01/29)	2,525	2,361,354
3.80%, 10/01/23 (Call 09/01/23)	365	368,923
3.85%, 06/01/25 (Call 03/01/25)	974	976,100
4.20%, 10/01/28 (Call 07/01/28)	839	830,150
4.40%, 07/01/49 (Call 01/01/49)	1,640	1,469,078
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	1,092	1,021,128
Intuit Inc.
0.65%, 07/15/23	352	344,619
0.95%, 07/15/25 (Call 06/15/25)(a)	311	289,894
1.35%, 07/15/27 (Call 05/15/27)	466	418,887
1.65%, 07/15/30 (Call 04/15/30)	925	778,056
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	988	984,276
2.40%, 08/08/26 (Call 05/08/26)	3,226	3,166,070
2.53%, 06/01/50 (Call 12/01/49)	5,455	4,217,064
2.68%, 06/01/60 (Call 12/01/59)	3,567	2,728,615
2.70%, 02/12/25 (Call 11/12/24)	2,092	2,086,956
2.88%, 02/06/24 (Call 12/06/23)	1,668	1,675,985

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software (continued)
2.92%, 03/17/52 (Call 09/17/51)	$6,199	$5,171,119
3.04%, 03/17/62 (Call 09/17/61)	2,116	1,719,349
3.13%, 11/03/25 (Call 08/03/25)	2,517	2,535,936
3.30%, 02/06/27 (Call 11/06/26)	3,135	3,172,311
3.45%, 08/08/36 (Call 02/08/36)(a)	1,441	1,396,690
3.50%, 02/12/35 (Call 08/12/34)(a)	1,392	1,364,776
3.50%, 11/15/42	950	880,412
3.63%, 12/15/23 (Call 09/15/23)(a)	1,072	1,088,522
3.70%, 08/08/46 (Call 02/08/46)	1,517	1,474,699
3.75%, 02/12/45 (Call 08/12/44)(a)	340	323,252
3.95%, 08/08/56 (Call 02/08/56)(a)	540	527,100
4.00%, 02/12/55 (Call 08/12/54)(a)	380	376,154
4.10%, 02/06/37 (Call 08/06/36)	848	888,677
4.20%, 11/03/35 (Call 05/03/35)(a)	758	792,727
4.25%, 02/06/47 (Call 08/06/46)(a)	235	244,089
4.45%, 11/03/45 (Call 05/03/45)	101	106,602
4.50%, 10/01/40	576	615,844
4.50%, 02/06/57 (Call 08/06/56)	320	348,485
5.20%, 06/01/39	25	29,074
5.30%, 02/08/41(a)	194	226,458
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	2,560	2,330,936
2.30%, 03/25/28 (Call 01/25/28)	1,630	1,439,176
2.40%, 09/15/23 (Call 07/15/23)	891	883,545
2.50%, 04/01/25 (Call 03/01/25)	1,970	1,898,989
2.65%, 07/15/26 (Call 04/15/26)	2,407	2,257,156
2.80%, 04/01/27 (Call 02/01/27)(a)	1,153	1,069,901
2.88%, 03/25/31 (Call 12/25/30)	2,272	1,933,287
2.95%, 11/15/24 (Call 09/15/24)(a)	1,582	1,554,656
2.95%, 05/15/25 (Call 02/15/25)	2,255	2,195,872
2.95%, 04/01/30 (Call 01/01/30)(a)	2,094	1,826,999
3.25%, 11/15/27 (Call 08/15/27)	1,520	1,422,311
3.25%, 05/15/30 (Call 02/15/30)(a)	1,425	1,265,688
3.40%, 07/08/24 (Call 04/08/24)	1,904	1,901,953
3.60%, 04/01/40 (Call 10/01/39)	2,560	1,988,543
3.60%, 04/01/50 (Call 10/01/49)	2,646	1,912,114
3.63%, 07/15/23	900	907,289
3.65%, 03/25/41 (Call 09/25/40)(a)	2,034	1,600,596
3.80%, 11/15/37 (Call 05/15/37)	1,681	1,390,799
3.85%, 07/15/36 (Call 01/15/36)	1,228	1,036,572
3.85%, 04/01/60 (Call 10/01/59)	2,580	1,851,047
3.90%, 05/15/35 (Call 11/15/34)	1,599	1,373,061
3.95%, 03/25/51 (Call 09/25/50)	2,456	1,872,649
4.00%, 07/15/46 (Call 01/15/46)	2,807	2,183,870
4.00%, 11/15/47 (Call 05/15/47)(a)	2,027	1,562,999
4.10%, 03/25/61 (Call 09/25/60)	1,781	1,340,594
4.13%, 05/15/45 (Call 11/15/44)	1,811	1,440,101
4.30%, 07/08/34 (Call 01/08/34)	1,369	1,250,984
4.38%, 05/15/55 (Call 11/15/54)	1,189	950,926
4.50%, 07/08/44 (Call 01/08/44)	1,061	895,968
5.38%, 07/15/40	2,147	2,061,290
6.13%, 07/08/39	1,044	1,085,047
6.50%, 04/15/38	1,365	1,467,701
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	600	550,558
1.40%, 09/15/27 (Call 07/15/27)	702	616,784
1.75%, 02/15/31 (Call 11/15/30)	792	643,799
2.00%, 06/30/30 (Call 03/30/30)	987	823,707
2.35%, 09/15/24 (Call 08/15/24)	509	499,200
2.95%, 09/15/29 (Call 06/15/29)	475	432,411
Security	Par (000)	Value
Software (continued)
3.65%, 09/15/23 (Call 08/15/23)	$339	$341,859
3.80%, 12/15/26 (Call 09/15/26)	785	782,787
3.85%, 12/15/25 (Call 09/15/25)(a)	488	490,198
4.20%, 09/15/28 (Call 06/15/28)	770	776,957
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)	175	166,905
1.50%, 07/15/28 (Call 05/15/28)(a)	930	830,563
1.95%, 07/15/31 (Call 04/15/31)(a)	1,090	940,411
2.70%, 07/15/41 (Call 01/15/41)	1,323	1,057,115
2.90%, 07/15/51 (Call 01/15/51)	1,875	1,475,306
3.05%, 07/15/61 (Call 01/15/61)	1,065	815,975
3.70%, 04/11/28 (Call 01/11/28)	1,167	1,178,826
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	1,468	1,188,031
Take-Two Interactive Software Inc.
3.30%, 03/28/24	520	519,297
3.55%, 04/14/25	485	482,100
3.70%, 04/14/27 (Call 03/14/27)	370	365,461
4.00%, 04/14/32 (Call 01/14/32)	730	700,696
VMware Inc.
1.00%, 08/15/24 (Call 08/15/22)	1,185	1,120,367
1.40%, 08/15/26 (Call 07/15/26)(a)	305	273,407
1.80%, 08/15/28 (Call 06/15/28)(a)	433	368,382
2.20%, 08/15/31 (Call 05/15/31)	875	710,674
3.90%, 08/21/27 (Call 05/21/27)	1,376	1,351,079
4.50%, 05/15/25 (Call 04/15/25)	1,744	1,776,394
4.65%, 05/15/27 (Call 03/15/27)	508	518,293
4.70%, 05/15/30 (Call 02/15/30)	690	683,676
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	320	313,943
3.70%, 04/01/29 (Call 02/01/29)	340	326,512
3.80%, 04/01/32 (Call 01/01/32)	775	728,772
		149,007,715
Telecommunications — 4.0%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	895	812,839
3.63%, 04/22/29 (Call 01/22/29)(a)	410	394,814
4.38%, 07/16/42	775	731,757
4.38%, 04/22/49 (Call 10/22/48)(a)	762	733,844
5.38%, 04/04/32 (Call 01/04/32)(b)	215	204,437
6.13%, 11/15/37	950	1,070,602
6.13%, 03/30/40	1,640	1,853,479
6.38%, 03/01/35	270	315,621
AT&T Inc.
0.90%, 03/25/24 (Call 06/13/22)	790	761,297
1.65%, 02/01/28 (Call 12/01/27)	1,893	1,675,911
1.70%, 03/25/26 (Call 03/25/23)	1,932	1,799,131
2.25%, 02/01/32 (Call 11/01/31)	1,850	1,564,155
2.30%, 06/01/27 (Call 04/01/27)	1,707	1,592,906
2.55%, 12/01/33 (Call 09/01/33)	2,699	2,281,310
2.75%, 06/01/31 (Call 03/01/31)(a)	2,167	1,939,563
2.95%, 07/15/26 (Call 04/15/26)	639	624,080
3.50%, 06/01/41 (Call 12/01/40)	2,128	1,795,045
3.50%, 09/15/53 (Call 03/15/53)	6,604	5,324,269
3.55%, 09/15/55 (Call 03/15/55)	6,676	5,345,321
3.65%, 06/01/51 (Call 12/01/50)	2,404	1,999,654
3.65%, 09/15/59 (Call 03/15/59)	5,384	4,310,166
3.80%, 02/15/27 (Call 11/15/26)	904	907,996
3.80%, 12/01/57 (Call 06/01/57)	4,800	3,958,548
3.85%, 06/01/60 (Call 12/01/59)	1,195	980,721
3.88%, 01/15/26 (Call 10/15/25)	582	589,755

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications (continued)
4.10%, 02/15/28 (Call 11/15/27)	$880	$886,966
4.25%, 03/01/27 (Call 12/01/26)(a)	1,377	1,410,444
4.30%, 02/15/30 (Call 11/15/29)	2,627	2,648,686
4.30%, 12/15/42 (Call 06/15/42)(a)	943	880,470
4.35%, 03/01/29 (Call 12/01/28)	2,498	2,528,394
4.35%, 06/15/45 (Call 12/15/44)	1,023	934,224
4.50%, 05/15/35 (Call 11/15/34)	2,033	2,029,957
4.50%, 03/09/48 (Call 09/09/47)	1,450	1,372,565
4.55%, 03/09/49 (Call 09/09/48)	1,105	1,049,382
4.65%, 06/01/44 (Call 12/01/43)	675	647,156
4.75%, 05/15/46 (Call 11/15/45)	1,345	1,325,321
4.80%, 06/15/44 (Call 12/15/43)	352	343,894
4.85%, 03/01/39 (Call 09/01/38)(a)	954	959,005
4.85%, 07/15/45 (Call 01/15/45)	325	315,637
4.90%, 08/15/37 (Call 02/14/37)	630	640,035
5.15%, 03/15/42(a)	343	343,535
5.15%, 11/15/46 (Call 05/15/46)(a)	160	164,790
5.15%, 02/15/50 (Call 08/14/49)	522	543,994
5.25%, 03/01/37 (Call 09/01/36)(a)	670	721,730
5.35%, 09/01/40	508	536,354
5.45%, 03/01/47 (Call 09/01/46)	433	469,498
5.55%, 08/15/41	293	311,310
5.65%, 02/15/47 (Call 08/15/46)	335	375,844
5.70%, 03/01/57 (Call 09/01/56)	270	300,829
6.00%, 08/15/40 (Call 05/15/40)	726	787,352
6.38%, 03/01/41	306	358,288
6.55%, 02/15/39	505	603,432
Bell Canada, Series US-6, 3.20%, 02/15/52 (Call 08/15/51)(a)	495	384,715
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	950	801,006
4.30%, 07/29/49 (Call 01/29/49)	637	590,204
4.46%, 04/01/48 (Call 10/01/47)	603	574,766
Series US-3, 0.75%, 03/17/24	618	593,574
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	551	470,017
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	645	545,866
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(a)(b)	849	871,941
Bharti Airtel Ltd.
3.25%, 06/03/31 (Call 03/05/31)(b)	50	43,348
4.38%, 06/10/25(a)(b)	775	779,899
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(a)(b)	792	726,957
4.25%, 11/08/49 (Call 05/08/49)(b)	640	539,932
4.50%, 12/04/23 (Call 11/04/23)	437	444,393
5.13%, 12/04/28 (Call 09/04/28)(a)	765	783,901
9.63%, 12/15/30	2,563	3,337,833
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	328	327,882
2.50%, 09/20/26 (Call 06/20/26)	947	919,844
2.95%, 02/28/26(a)	1,008	999,919
3.50%, 06/15/25(a)	252	255,083
3.63%, 03/04/24	626	636,010
5.50%, 01/15/40	2,020	2,285,961
5.90%, 02/15/39	1,461	1,714,504
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)(a)	326	280,685
4.38%, 11/15/57 (Call 05/15/57)	515	470,395
4.70%, 03/15/37	545	536,905
4.75%, 03/15/42(a)	340	334,496
Security	Par (000)	Value
Telecommunications (continued)
5.35%, 11/15/48 (Call 05/15/48)	$446	$472,028
5.45%, 11/15/79 (Call 05/19/79)	786	781,448
5.75%, 08/15/40(a)	556	609,302
5.85%, 11/15/68 (Call 05/15/68)	363	384,639
7.25%, 08/15/36 (Call 08/15/26)	257	286,630
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)(b)	992	804,836
Deutsche Telekom International Finance BV
2.49%, 09/19/23 (Call 07/19/23)(b)	590	585,784
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	1,314	1,303,322
4.38%, 06/21/28 (Call 03/21/28)(a)(b)	976	990,482
4.75%, 06/21/38 (Call 12/21/37)(b)	578	571,327
4.88%, 03/06/42(a)(b)	903	886,572
8.75%, 06/15/30	2,463	3,136,925
9.25%, 06/01/32	976	1,338,413
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(b)	270	224,778
4.75%, 08/01/26 (Call 05/03/26)(a)(b)	1,318	1,304,833
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	596	542,241
2.00%, 12/10/30 (Call 09/10/30)	283	230,059
3.75%, 08/15/29 (Call 05/15/29)(a)	584	554,382
5.95%, 03/15/41	586	599,222
Koninklijke KPN NV, 8.38%, 10/01/30	833	1,032,195
KT Corp., 2.50%, 07/18/26(a)(b)	200	191,117
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	807	725,841
3.88%, 11/15/29 (Call 08/15/29)(b)	857	754,284
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	614	498,897
2.75%, 05/24/31 (Call 02/24/31)	1,040	865,142
4.00%, 09/01/24	364	366,636
4.60%, 02/23/28 (Call 11/23/27)(a)	587	588,507
4.60%, 05/23/29 (Call 02/23/29)	1,089	1,068,354
5.50%, 09/01/44	359	349,705
5.60%, 06/01/32 (Call 03/01/32)	1,000	1,033,229
7.50%, 05/15/25	45	48,677
NBN Co. Ltd.
0.88%, 10/08/24 (Call 09/08/24)(b)	1,380	1,298,142
1.45%, 05/05/26 (Call 04/05/26)(b)	773	702,385
1.63%, 01/08/27 (Call 12/08/26)(b)	515	463,213
2.50%, 01/08/32 (Call 10/08/31)(b)	500	423,389
2.63%, 05/05/31 (Call 02/05/31)(b)	1,309	1,132,715
NTT Finance Corp.
0.58%, 03/01/24(b)	940	899,832
1.16%, 04/03/26 (Call 03/03/26)(b)	2,514	2,288,444
1.59%, 04/03/28 (Call 02/03/28)(a)(b)	1,345	1,183,389
2.07%, 04/03/31 (Call 01/03/31)(b)	1,422	1,211,803
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	760	674,404
3.75%, 06/22/26(b)	1,713	1,708,717
3.88%, 01/31/28(a)(b)	463	462,826
4.50%, 01/31/43(a)(b)	415	411,991
Orange SA
5.38%, 01/13/42	1,226	1,305,218
5.50%, 02/06/44 (Call 08/06/43)	905	984,949
9.00%, 03/01/31	2,178	2,901,317
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	687	660,489
2.95%, 03/15/25 (Call 03/15/23)(b)	1,160	1,139,589

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications (continued)
3.20%, 03/15/27 (Call 02/15/27)(b)	$1,191	$1,158,078
3.63%, 12/15/25 (Call 09/15/25)	904	900,801
3.70%, 11/15/49 (Call 05/15/49)	783	630,452
3.80%, 03/15/32 (Call 12/15/31)(b)	1,675	1,588,713
4.10%, 10/01/23 (Call 07/01/23)	592	599,314
4.30%, 02/15/48 (Call 08/15/47)	677	590,150
4.35%, 05/01/49 (Call 11/01/48)	948	840,115
4.50%, 03/15/42 (Call 09/15/41)(b)	915	849,115
4.50%, 03/15/43 (Call 09/15/42)	713	648,931
4.55%, 03/15/52 (Call 09/15/51)(b)	1,555	1,444,426
5.00%, 03/15/44 (Call 09/15/43)	733	720,444
5.25%, 03/15/82 (Call 03/15/27)(b)(c)	870	799,163
5.45%, 10/01/43 (Call 04/01/43)(a)	751	769,004
7.50%, 08/15/38(a)	725	911,313
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	1,027	1,013,392
SES Global Americas Holdings GP, 5.30%, 03/25/44(b)	599	528,682
SES SA, 5.30%, 04/04/43(b)	451	394,952
Telefonica Emisiones SA
4.10%, 03/08/27	1,397	1,392,105
4.67%, 03/06/38	1,016	946,037
4.90%, 03/06/48	1,111	1,002,158
5.21%, 03/08/47	2,085	1,962,824
5.52%, 03/01/49 (Call 09/01/48)	1,228	1,212,406
7.00%, 06/20/36	1,987	2,333,826
Telefonica Europe BV, 8.25%, 09/15/30	1,053	1,305,997
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(a)(b)	245	211,925
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	1,068	1,058,378
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	797	769,089
3.40%, 05/13/32 (Call 02/13/32)	1,150	1,067,390
3.70%, 09/15/27 (Call 06/15/27)	741	737,892
4.30%, 06/15/49 (Call 12/15/48)	384	363,869
4.60%, 11/16/48 (Call 05/16/48)	1,111	1,111,965
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	942	862,315
2.05%, 02/15/28 (Call 12/15/27)	1,459	1,300,613
2.25%, 11/15/31 (Call 08/15/31)	932	773,560
2.40%, 03/15/29 (Call 01/15/29)(b)	545	481,692
2.55%, 02/15/31 (Call 11/15/30)	1,987	1,724,881
2.70%, 03/15/32 (Call 12/15/31)(b)	855	739,017
3.00%, 02/15/41 (Call 08/15/40)(a)	2,521	1,978,154
3.30%, 02/15/51 (Call 08/15/50)	2,165	1,658,326
3.40%, 10/15/52 (Call 04/15/52)(b)	2,510	1,951,161
3.50%, 04/15/25 (Call 03/15/25)	2,529	2,509,614
3.60%, 11/15/60 (Call 05/15/60)	1,210	931,676
3.60%, 11/15/60 (Call 05/15/60)(b)	483	371,901
3.75%, 04/15/27 (Call 02/15/27)	2,689	2,654,752
3.88%, 04/15/30 (Call 01/15/30)(a)	5,557	5,343,890
4.38%, 04/15/40 (Call 10/15/39)	1,704	1,600,672
4.50%, 04/15/50 (Call 10/15/49)	2,714	2,524,334
Verizon Communications Inc.
0.75%, 03/22/24(a)	983	950,830
0.85%, 11/20/25 (Call 10/20/25)	1,007	928,926
1.45%, 03/20/26 (Call 02/20/26)	977	908,073
1.50%, 09/18/30 (Call 06/18/30)	1,250	1,032,424
1.68%, 10/30/30 (Call 07/30/30)	1,138	943,928
1.75%, 01/20/31 (Call 10/20/30)	1,982	1,642,092
2.10%, 03/22/28 (Call 01/22/28)	1,195	1,086,921
2.36%, 03/15/32 (Call 12/15/31)	3,835	3,302,922
Security	Par (000)	Value
Telecommunications (continued)
2.55%, 03/21/31 (Call 12/21/30)	$1,566	$1,386,237
2.63%, 08/15/26	1,422	1,369,181
2.65%, 11/20/40 (Call 05/20/40)	2,847	2,196,689
2.85%, 09/03/41 (Call 03/03/41)	1,340	1,064,212
2.88%, 11/20/50 (Call 05/20/50)	2,338	1,750,709
2.99%, 10/30/56 (Call 04/30/56)	3,226	2,392,738
3.00%, 03/22/27 (Call 01/22/27)	1,066	1,033,479
3.00%, 11/20/60 (Call 05/20/60)	1,700	1,235,188
3.15%, 03/22/30 (Call 12/22/29)	2,260	2,108,279
3.38%, 02/15/25	1,034	1,044,237
3.40%, 03/22/41 (Call 09/22/40)	3,193	2,755,561
3.50%, 11/01/24 (Call 08/01/24)(a)	1,078	1,094,297
3.55%, 03/22/51 (Call 09/22/50)	3,165	2,672,225
3.70%, 03/22/61 (Call 09/22/60)	2,487	2,065,821
3.85%, 11/01/42 (Call 05/01/42)	1,054	951,045
3.88%, 02/08/29 (Call 11/08/28)	1,428	1,420,778
3.88%, 03/01/52 (Call 09/01/51)	2,215	1,984,855
4.00%, 03/22/50 (Call 09/22/49)	1,099	994,669
4.02%, 12/03/29 (Call 09/03/29)	2,235	2,215,187
4.13%, 03/16/27	2,260	2,315,876
4.13%, 08/15/46	1,017	952,441
4.27%, 01/15/36	2,196	2,168,831
4.33%, 09/21/28	2,807	2,856,140
4.40%, 11/01/34 (Call 05/01/34)	2,049	2,050,136
4.50%, 08/10/33	1,997	2,022,196
4.52%, 09/15/48	325	324,530
4.67%, 03/15/55	275	277,881
4.75%, 11/01/41	960	961,227
4.81%, 03/15/39	1,105	1,147,311
4.86%, 08/21/46	2,930	3,058,947
5.01%, 04/15/49(a)	85	90,771
5.01%, 08/21/54	50	53,424
5.25%, 03/16/37	1,273	1,388,511
5.50%, 03/16/47(a)	525	591,131
6.40%, 09/15/33	100	116,767
6.55%, 09/15/43	350	435,050
7.75%, 12/01/30	310	387,377
Vodafone Group PLC
3.75%, 01/16/24	265	268,188
4.13%, 05/30/25	1,982	2,017,335
4.25%, 09/17/50	1,952	1,720,293
4.38%, 05/30/28(a)	2,134	2,173,233
4.38%, 02/19/43	1,014	924,869
4.88%, 06/19/49	1,545	1,488,429
5.00%, 05/30/38	917	919,351
5.13%, 06/19/59	304	295,676
5.25%, 05/30/48	2,440	2,442,816
6.15%, 02/27/37	1,082	1,218,729
6.25%, 11/30/32	1,346	1,515,459
7.88%, 02/15/30	960	1,162,597
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(b)	525	418,706
3.38%, 04/29/30 (Call 01/29/30)(b)	115	98,096
4.10%, 07/14/51 (Call 01/14/51)(b)	275	191,187
		268,143,446
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	515	512,502
3.50%, 09/15/27 (Call 06/15/27)	357	344,068
3.55%, 11/19/26 (Call 09/19/26)(a)	672	657,046

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Toys, Games & Hobbies (continued)
3.90%, 11/19/29 (Call 08/19/29)	$894	$854,170
5.10%, 05/15/44 (Call 11/15/43)	532	504,193
6.35%, 03/15/40	589	635,210
		3,507,189
Transportation — 1.9%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	250	251,602
4.50%, 06/20/29 (Call 03/20/29)(a)(b)	740	742,295
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	170	131,516
3.00%, 04/01/25 (Call 01/01/25)(a)	649	645,803
3.05%, 02/15/51 (Call 08/15/50)	601	477,442
3.25%, 06/15/27 (Call 03/15/27)(a)	433	429,631
3.30%, 09/15/51 (Call 03/15/51)	637	530,896
3.40%, 09/01/24 (Call 06/01/24)(a)	694	700,629
3.55%, 02/15/50 (Call 08/15/49)	609	523,073
3.65%, 09/01/25 (Call 06/01/25)	463	470,133
3.75%, 04/01/24 (Call 01/01/24)	370	374,838
3.85%, 09/01/23 (Call 06/01/23)	282	285,437
3.90%, 08/01/46 (Call 02/01/46)	734	675,921
4.05%, 06/15/48 (Call 12/15/47)	726	683,929
4.13%, 06/15/47 (Call 12/15/46)	675	639,351
4.15%, 04/01/45 (Call 10/01/44)	772	727,346
4.15%, 12/15/48 (Call 06/15/48)	599	572,651
4.38%, 09/01/42 (Call 03/01/42)	512	499,289
4.40%, 03/15/42 (Call 09/15/41)	765	749,547
4.45%, 03/15/43 (Call 09/15/42)	767	754,529
4.55%, 09/01/44 (Call 03/01/44)	670	668,889
4.70%, 09/01/45 (Call 03/01/45)	652	661,232
4.90%, 04/01/44 (Call 10/01/43)(a)	787	818,832
4.95%, 09/15/41 (Call 03/15/41)	595	621,479
5.05%, 03/01/41 (Call 09/01/40)	190	200,185
5.15%, 09/01/43 (Call 03/01/43)	735	787,667
5.40%, 06/01/41 (Call 12/01/40)(a)	844	925,851
5.75%, 05/01/40 (Call 11/01/39)	715	811,178
6.15%, 05/01/37	347	416,150
6.20%, 08/15/36	230	275,286
7.00%, 12/15/25	499	558,940
7.95%, 08/15/30	160	201,209
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	522	364,720
2.75%, 03/01/26 (Call 12/01/25)	500	487,709
2.95%, 11/21/24 (Call 08/21/24)	606	601,468
3.20%, 08/02/46 (Call 02/02/46)	835	678,766
3.50%, 11/15/42 (Call 05/15/42)	15	12,579
3.65%, 02/03/48 (Call 08/03/47)	349	305,869
4.45%, 01/20/49 (Call 07/20/48)(a)	541	532,794
4.50%, 11/07/43 (Call 05/07/43)	275	262,196
6.20%, 06/01/36	215	249,028
6.25%, 08/01/34	846	990,302
6.38%, 11/15/37	535	634,400
6.90%, 07/15/28	385	447,993
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)	20	19,012
1.75%, 12/02/26 (Call 11/02/26)	625	575,590
2.05%, 03/05/30 (Call 12/05/29)	547	476,582
2.45%, 12/02/31 (Call 09/02/31)	970	854,570
2.90%, 02/01/25 (Call 11/01/24)	933	919,078
3.00%, 12/02/41 (Call 06/02/41)	915	754,883
3.10%, 12/02/51 (Call 06/02/51)	1,515	1,188,314
Security	Par (000)	Value
Transportation (continued)
3.70%, 02/01/26 (Call 11/01/25)	$761	$759,655
4.00%, 06/01/28 (Call 03/01/28)	570	573,616
4.80%, 09/15/35 (Call 03/15/35)	525	539,223
4.80%, 08/01/45 (Call 02/01/45)	88	88,419
5.75%, 03/15/33(a)	880	979,788
5.75%, 01/15/42	550	599,677
5.95%, 05/15/37	737	844,318
6.13%, 09/15/2115 (Call 03/15/2115)	406	445,902
7.13%, 10/15/31	480	576,144
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	743	728,982
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	431	385,585
2.50%, 05/15/51 (Call 11/15/50)(a)	359	252,986
2.60%, 11/01/26 (Call 08/01/26)(a)	895	854,113
3.25%, 06/01/27 (Call 03/01/27)(a)	802	780,587
3.35%, 11/01/25 (Call 08/01/25)(a)	680	678,337
3.35%, 09/15/49 (Call 03/15/49)	540	440,494
3.40%, 08/01/24 (Call 05/01/24)	466	467,692
3.80%, 03/01/28 (Call 12/01/27)	520	518,086
3.80%, 11/01/46 (Call 05/01/46)	686	605,835
3.80%, 04/15/50 (Call 10/15/49)	426	373,096
3.95%, 05/01/50 (Call 11/01/49)	433	389,834
4.10%, 03/15/44 (Call 09/15/43)	518	470,105
4.25%, 03/15/29 (Call 12/15/28)	817	828,764
4.25%, 11/01/66 (Call 05/01/66)	295	261,830
4.30%, 03/01/48 (Call 09/01/47)(a)	733	695,543
4.40%, 03/01/43 (Call 09/01/42)	440	412,732
4.50%, 03/15/49 (Call 09/15/48)	445	433,593
4.50%, 08/01/54 (Call 02/01/54)	345	331,849
4.65%, 03/01/68 (Call 09/01/67)	375	355,711
4.75%, 05/30/42 (Call 11/30/41)	650	644,768
4.75%, 11/15/48 (Call 05/15/48)(a)	428	436,094
5.50%, 04/15/41 (Call 10/15/40)(a)	560	610,400
6.00%, 10/01/36	605	688,653
6.15%, 05/01/37	571	670,722
6.22%, 04/30/40	713	833,264
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(b)	305	195,962
3.83%, 09/14/61 (Call 03/14/61)(b)	670	481,569
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(a)(b)	988	906,490
3.69%, 09/13/61 (Call 03/13/61)(b)	535	390,539
4.70%, 05/07/50 (Call 11/07/49)(a)(b)	569	516,481
5.00%, 01/25/47 (Call 07/25/46)(a)(b)	735	665,175
ENA Master Trust, 4.00%, 05/19/48 (Call 02/19/48)(b)	25	22,131
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	805	696,057
3.10%, 08/05/29 (Call 05/05/29)	590	548,982
3.25%, 04/01/26 (Call 01/01/26)	1,065	1,051,107
3.25%, 05/15/41 (Call 11/15/40)	730	586,008
3.40%, 02/15/28 (Call 11/15/27)	449	436,188
3.88%, 08/01/42	863	740,584
3.90%, 02/01/35	838	774,204
4.05%, 02/15/48 (Call 08/15/47)	838	723,635
4.10%, 04/15/43	344	300,513
4.10%, 02/01/45	658	570,102
4.20%, 10/17/28 (Call 07/17/28)	450	454,426
4.25%, 05/15/30 (Call 02/15/30)	475	474,136
4.40%, 01/15/47 (Call 07/15/46)	944	849,938

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
4.50%, 02/01/65(a)	$78	$67,529
4.55%, 04/01/46 (Call 10/01/45)	822	762,642
4.75%, 11/15/45 (Call 05/15/45)	817	784,565
4.90%, 01/15/34(a)	600	615,002
4.95%, 10/17/48 (Call 04/17/48)	658	642,748
5.10%, 01/15/44	554	548,728
5.25%, 05/15/50 (Call 11/15/49)(a)	1,157	1,181,812
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)(a)	65	65,480
3.88%, 03/01/26 (Call 01/01/26)(a)	472	474,731
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	477	436,547
3.13%, 06/01/26 (Call 03/01/26)(a)	714	699,590
3.50%, 05/01/50 (Call 11/01/49)(a)	399	325,305
4.20%, 11/15/69 (Call 05/15/69)	326	281,065
4.30%, 05/15/43 (Call 11/15/42)	557	510,589
4.70%, 05/01/48 (Call 11/01/47)	681	666,240
4.95%, 08/15/45 (Call 02/15/45)	474	473,416
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)(a)	704	674,603
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27 (Call 03/06/27)(b)	1,000	963,067
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	500	437,250
2.55%, 11/01/29 (Call 08/01/29)	486	440,379
2.90%, 06/15/26 (Call 03/15/26)	387	374,117
2.90%, 08/25/51 (Call 02/25/51)	630	482,939
3.00%, 03/15/32 (Call 12/15/31)	625	573,614
3.05%, 05/15/50 (Call 11/15/49)	627	489,982
3.15%, 06/01/27 (Call 03/01/27)(a)	388	376,599
3.16%, 05/15/55 (Call 11/15/54)	534	408,771
3.40%, 11/01/49 (Call 05/01/49)	354	289,762
3.65%, 08/01/25 (Call 06/01/25)	290	290,571
3.70%, 03/15/53 (Call 09/15/52)	955	817,899
3.80%, 08/01/28 (Call 05/01/28)	470	465,841
3.85%, 01/15/24 (Call 10/15/23)	295	298,082
3.94%, 11/01/47 (Call 05/01/47)	758	680,290
3.95%, 10/01/42 (Call 04/01/42)	391	354,714
4.05%, 08/15/52 (Call 02/15/52)	620	563,429
4.10%, 05/15/49 (Call 11/15/48)	464	426,625
4.10%, 05/15/2121 (Call 11/15/2120)(a)	405	322,666
4.15%, 02/28/48 (Call 08/28/47)	652	604,615
4.45%, 06/15/45 (Call 12/15/44)(a)	552	528,678
4.65%, 01/15/46 (Call 07/15/45)	670	665,112
4.84%, 10/01/41	474	481,511
5.10%, 08/01/2118 (Call 02/01/2118)(a)	25	23,813
5.59%, 05/17/25	465	493,057
7.25%, 02/15/31	210	252,281
7.80%, 05/15/27(a)	60	69,855
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(a)(b)	1,358	1,356,574
4.88%, 10/01/24(b)	623	635,304
5.38%, 05/05/45(b)	492	487,985
Polar Tankers Inc., 5.95%, 05/10/37(b)	420	458,023
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	610	558,646
2.50%, 09/01/24 (Call 08/01/24)	704	684,339
2.85%, 03/01/27 (Call 02/01/27)	424	401,100
2.90%, 12/01/26 (Call 10/01/26)	424	402,905
3.35%, 09/01/25 (Call 08/01/25)	644	633,733
3.65%, 03/18/24 (Call 02/18/24)	310	310,262
Security	Par (000)	Value
Transportation (continued)
3.75%, 06/09/23 (Call 05/09/23)(a)	$167	$167,611
3.88%, 12/01/23 (Call 11/01/23)	384	387,951
4.30%, 06/15/27	170	169,607
4.63%, 06/01/25 (Call 05/01/25)	180	182,801
TTX Co.
3.60%, 01/15/25(b)	947	945,845
3.90%, 02/01/45 (Call 08/01/44)(a)(b)	50	45,773
4.20%, 07/01/46 (Call 01/01/46)(a)(b)	1,065	1,008,612
4.60%, 02/01/49 (Call 08/01/48)(a)(b)	269	268,477
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	405	380,347
2.38%, 05/20/31 (Call 02/20/31)(a)	890	788,547
2.40%, 02/05/30 (Call 11/05/29)	533	480,871
2.75%, 03/01/26 (Call 12/01/25)	704	685,179
2.80%, 02/14/32 (Call 12/15/31)	255	232,652
2.89%, 04/06/36 (Call 01/06/36)(a)	485	419,885
2.95%, 03/10/52 (Call 09/10/51)	325	250,937
2.97%, 09/16/62 (Call 03/16/62)	792	570,866
3.00%, 04/15/27 (Call 01/15/27)	973	946,006
3.15%, 03/01/24 (Call 02/01/24)(a)	392	392,786
3.20%, 05/20/41 (Call 11/20/40)(a)	1,320	1,123,042
3.25%, 01/15/25 (Call 10/15/24)	525	525,918
3.25%, 08/15/25 (Call 05/15/25)(a)	540	539,052
3.25%, 02/05/50 (Call 08/05/49)	1,547	1,278,152
3.35%, 08/15/46 (Call 02/15/46)(a)	80	67,620
3.38%, 02/01/35 (Call 08/01/34)	906	834,038
3.38%, 02/14/42 (Call 08/14/41)(a)	930	807,930
3.50%, 06/08/23 (Call 05/08/23)	566	570,538
3.50%, 02/14/53 (Call 08/14/52)	760	656,794
3.55%, 08/15/39 (Call 02/15/39)	514	461,940
3.55%, 05/20/61 (Call 11/20/60)	592	487,200
3.60%, 02/15/24 (Call 11/15/23)	220	221,842
3.60%, 09/15/37 (Call 03/15/37)	707	658,548
3.70%, 03/01/29 (Call 12/01/28)	766	757,079
3.75%, 03/15/24 (Call 12/15/23)	215	217,499
3.75%, 07/15/25 (Call 05/15/25)	632	640,476
3.75%, 02/05/70 (Call 08/05/69)	555	462,182
3.80%, 10/01/51 (Call 04/01/51)	300	270,382
3.80%, 04/06/71 (Call 10/06/70)	520	437,222
3.84%, 03/20/60 (Call 09/20/59)	1,362	1,205,871
3.85%, 02/14/72 (Call 08/14/71)	685	582,091
3.88%, 02/01/55 (Call 08/01/54)(a)	690	612,432
3.95%, 09/10/28 (Call 06/10/28)	950	961,609
3.95%, 08/15/59 (Call 02/15/59)	555	496,863
4.00%, 04/15/47 (Call 10/15/46)	630	584,589
4.05%, 11/15/45 (Call 05/15/45)(a)	615	562,781
4.05%, 03/01/46 (Call 09/01/45)	568	532,508
4.10%, 09/15/67 (Call 03/15/67)	507	453,980
4.30%, 03/01/49 (Call 09/01/48)	568	555,360
4.50%, 09/10/48 (Call 03/10/48)	500	497,402
6.63%, 02/01/29	27	31,058
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	372	366,705
2.40%, 11/15/26 (Call 08/15/26)	1,098	1,056,382
2.50%, 09/01/29 (Call 06/01/29)	687	633,242
2.80%, 11/15/24 (Call 09/15/24)	437	436,012
3.05%, 11/15/27 (Call 08/15/27)(a)	996	981,844
3.40%, 03/15/29 (Call 12/15/28)(a)	637	625,289
3.40%, 11/15/46 (Call 05/15/46)	790	684,444
3.40%, 09/01/49 (Call 03/01/49)(a)	668	580,951

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
3.63%, 10/01/42	$776	$687,283
3.75%, 11/15/47 (Call 05/15/47)	470	430,821
3.90%, 04/01/25 (Call 03/01/25)	987	1,005,105
4.25%, 03/15/49 (Call 09/15/48)	569	559,947
4.45%, 04/01/30 (Call 01/01/30)	723	754,060
4.88%, 11/15/40 (Call 05/15/40)(a)	720	756,079
5.20%, 04/01/40 (Call 10/01/39)(a)	367	398,386
5.30%, 04/01/50 (Call 10/01/49)	1,180	1,338,090
6.20%, 01/15/38	1,019	1,214,224
United Parcel Service of America Inc., 7.62%, 04/01/30(e)	80	99,252
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	555	509,417
1.50%, 09/22/28 (Call 07/22/28)	770	686,524
1.80%, 09/22/31 (Call 06/22/31)	1,615	1,402,445
		128,049,468
Trucking & Leasing — 0.2%
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(b)	525	488,740
2.63%, 03/20/25 (Call 02/20/25)(b)	1,410	1,310,953
3.38%, 03/20/28 (Call 01/20/28)(a)(b)	630	562,275
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	510	410,597
3.10%, 06/01/51 (Call 12/01/50)	390	278,889
3.25%, 03/30/25 (Call 12/30/24)	210	206,496
3.25%, 09/15/26 (Call 06/15/26)(a)	633	613,402
3.50%, 03/15/28 (Call 12/15/27)	288	276,911
3.85%, 03/30/27 (Call 12/30/26)	522	516,997
4.00%, 06/30/30 (Call 03/30/30)	730	704,903
4.35%, 02/15/24 (Call 01/15/24)	407	412,949
4.50%, 03/30/45 (Call 09/30/44)	150	134,576
4.55%, 11/07/28 (Call 08/07/28)	500	505,945
4.70%, 04/01/29 (Call 01/01/29)	485	491,602
5.20%, 03/15/44 (Call 09/15/43)	290	285,418
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(a)(b)	637	579,128
1.70%, 06/15/26 (Call 05/15/26)(b)	870	792,458
2.70%, 11/01/24 (Call 10/01/24)(a)(b)	733	715,088
3.35%, 11/01/29 (Call 08/01/29)(b)	618	575,807
3.40%, 11/15/26 (Call 08/15/26)(b)	380	369,969
3.45%, 07/01/24 (Call 06/01/24)(b)	595	590,208
3.90%, 02/01/24 (Call 01/01/24)(a)(b)	263	264,894
3.95%, 03/10/25 (Call 01/10/25)(b)	571	571,363
4.00%, 07/15/25 (Call 06/15/25)(b)	354	354,155
4.13%, 08/01/23 (Call 07/01/23)(b)	250	252,547
4.20%, 04/01/27 (Call 01/01/27)(b)	537	537,813
4.45%, 01/29/26 (Call 11/29/25)(b)	479	482,287
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	1,005	863,614
2.30%, 06/15/28 (Call 04/15/28)(b)	330	273,792
3.55%, 04/15/24 (Call 03/15/24)(b)	195	192,327
4.13%, 07/15/23 (Call 06/15/23)(b)	415	414,662
		15,030,765
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)(a)	610	546,636
3.38%, 01/20/27 (Call 12/20/26)	572	518,958
		1,065,594
Security	Par (000)	Value
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)(a)	$455	$392,162
2.80%, 05/01/30 (Call 02/01/30)(a)	650	590,723
2.95%, 09/01/27 (Call 06/01/27)	692	662,428
3.00%, 12/01/26 (Call 09/01/26)(a)	450	433,887
3.25%, 06/01/51 (Call 12/01/50)	445	357,414
3.40%, 03/01/25 (Call 12/01/24)(a)	486	485,820
3.45%, 06/01/29 (Call 03/01/29)	531	508,763
3.45%, 05/01/50 (Call 11/01/49)	544	451,404
3.75%, 09/01/28 (Call 06/01/28)	597	590,165
3.75%, 09/01/47 (Call 03/01/47)	536	466,743
3.85%, 03/01/24 (Call 12/01/23)	490	494,627
4.00%, 12/01/46 (Call 06/01/46)	346	309,566
4.15%, 06/01/49 (Call 12/01/48)	394	361,601
4.20%, 09/01/48 (Call 03/01/48)	442	412,616
4.30%, 12/01/42 (Call 06/01/42)	456	435,063
4.30%, 09/01/45 (Call 03/01/45)	329	306,949
4.45%, 06/01/32	520	532,069
6.59%, 10/15/37	639	767,300
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(a)(b)	124	123,956
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	890	760,092
2.70%, 04/15/30 (Call 01/15/30)(a)	649	578,611
3.35%, 04/15/50 (Call 10/15/49)(a)	397	302,630
3.57%, 05/01/29 (Call 02/01/29)	415	395,686
4.28%, 05/01/49 (Call 11/01/48)	546	491,505
5.30%, 05/01/52	340	359,044
United Utilities PLC, 6.88%, 08/15/28	130	145,210
		11,716,034
Total Corporate Bonds & Notes — 97.7%
(Cost: $7,413,698,749)		6,566,358,911

Foreign Government Obligations(f)

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(b)	755	704,204

South Korea — 0.1%
Korea Electric Power Corp.
1.13%, 06/15/25(a)(b)	497	465,631
5.13%, 04/23/34(b)	360	392,623
Korea Gas Corp.
1.13%, 07/13/26(b)	450	409,100
2.00%, 07/13/31(a)(b)	280	241,847
2.25%, 07/18/26(b)	125	118,468
3.13%, 07/20/27(b)	1,486	1,449,581
3.50%, 07/02/26(b)	150	149,045
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(b)	100	92,133
3.13%, 07/25/27(b)	1,170	1,141,360
3.75%, 07/25/23(b)	395	398,912
Korea National Oil Corp.
0.88%, 10/05/25(a)(b)	647	592,689
1.25%, 04/07/26(a)(b)	1,000	914,390
2.50%, 10/24/26(b)	143	135,434
3.25%, 10/01/25(b)	450	446,042
3.38%, 03/27/27(b)	500	489,757

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value
South Korea (continued)
4.00%, 01/23/24(b)	$395	$399,692
		7,836,704
Total Foreign Government Obligations — 0.1%
(Cost: $9,110,328)		8,540,908

Short-Term Securities

Money Market Funds — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(g)(h)(i)	572,222	572,222,333
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(g)(h)	71,059	71,059,000
		643,281,333
Total Short-Term Securities — 9.6%
(Cost: $643,280,756)		643,281,333

Total Investments in Securities — 107.4%
(Cost: $8,066,089,833)		7,218,181,152

Liabilities in Excess of Other Assets — (7.4)%		(496,672,590)

Net Assets — 100.0%		$6,721,508,562

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$622,224,764	$—	$(49,868,164	)(a)	$(128,589)	$(5,678)	$572,222,333	572,222	$372,366	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	102,249,000	—	(31,190,000	)(a)	—	—	71,059,000	71,059	63,492		—
					$(128,589)	$(5,678)	$643,281,333		$435,858		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

Schedule of Investments (unaudited) (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
May 31, 2022

Fair Value Measurements (continued)

companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$6,566,358,911	$—	$6,566,358,911
Foreign Government Obligations	—	8,540,908	—	8,540,908
Money Market Funds	643,281,333	—	—	643,281,333
	$643,281,333	$6,574,899,819	$—	$7,218,181,152

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate